As filed with the Securities and Exchange Commission on October 29, 2025

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
 (Names and Addresses of agents for service)

Registrant’s telephone number, including area code: (212) 476-8800

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Shareholders.

(a)	Following are copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman

Dividend Growth Fund

Annual Shareholder Report

August 31, 2025

Institutional Class: NDGIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/literature. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	0.70%

How did the Fund perform last year?

The performance of the Fund was positive during the period. Key factors that materially affected performance included the Fund’s exposure to the Industrials, Financials and IT sectors, which contributed positively to absolute results. In contrast, holdings in Health Care and Energy stocks detracted from overall performance. Despite several notable market and geopolitical events during the period, U.S. equities indices achieved new all-time highs, providing a favorable market backdrop that supported the Fund’s investment approach.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Industrials, Financials and IT sectors

  At the industry level stocks across Electrical Equipment, Electronic Equipment Instruments & Components and Metals & Mining

  Investments in the Health Care and Energy sectors

  At the industry level, investments across Semiconductors & Semiconductor Equipment, Life Sciences Tools & Services and Pharmaceuticals

How did the Fund perform since inception?

Total Return Based on a $1,000,000 Investment

	Institutional Class $3,190,900	S&P 500® Index $3,787,100
12/15/15	$1,000,000	$1,000,000
8/31/16	$1,111,000	$1,090,800
8/31/17	$1,317,000	$1,267,900
8/31/18	$1,454,500	$1,517,200
8/31/19	$1,418,800	$1,561,500
8/31/20	$1,658,800	$1,904,100
8/31/21	$2,242,400	$2,497,500
8/31/22	$2,018,500	$2,217,100
8/31/23	$2,278,600	$2,570,600
8/31/24	$2,745,300	$3,268,100
8/31/25	$3,190,900	$3,787,100

Average Annual Total Returns

Name	1 Year	5 Years	Since Inception 12/15/15
Institutional Class	16.23%	13.98%	12.68%
S&P 500® Index	15.88%	14.74%	14.68%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$114,104,722
Number of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Investment Advisory Fees Paid	$244,036

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens Energy AG	7.1%
Amphenol Corp. Class A	5.1%
Microsoft Corp.	4.3%
Analog Devices, Inc.	3.5%
Electronic Arts, Inc.	3.2%
JPMorgan Chase & Co.	3.1%
Apple, Inc.	2.9%
Charles Schwab Corp.	2.9%
Wheaton Precious Metals Corp.	2.7%
Applied Materials, Inc.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Financials	16.7%
Industrials	12.3%
Health Care	8.9%
Communication Services	7.6%
Consumer Discretionary	7.6%
Consumer Staples	5.8%
Materials	4.7%
Energy	3.6%
Utilities	2.9%
Real Estate	1.4%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024, and effective October 17, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/en/us/products/mutual-funds/literature. or upon request at 800.366.6264 or issdl@nb.com.

As described in supplements dated July 23, 2025 and September 9, 2025, shareholders voted and approved an Agreement and Plan of Reorganization between Neuberger Berman Dividend Growth Fund (the "Merging Fund") and Neuberger Berman Core Equity ETF (the "Acquiring ETF") (the "Merger"). Upon completion of the Merger on October 17, 2025, shareholders of the Merging Fund became shareholders of the Acquiring ETF, which is an exchange-traded fund. The Acquiring ETF shares are listed for trading on NYSE Arca, Inc.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information and holdings information, please visit https://www.nb.com/en/us/products/mutual-funds/literature. For proxy voting information, please visit viewpoint.glasslewis.com/WD/?siteId=NeubergerBerman.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0003 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Institutional Class: NDGIX

Neuberger Berman

Dividend Growth Fund

Annual Shareholder Report

August 31, 2025

Class A: NDGAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/literature. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.03%

How did the Fund perform last year?

The performance of the Fund was positive during the period. Key factors that materially affected performance included the Fund’s exposure to the Industrials, Financials and IT sectors, which contributed positively to absolute results. In contrast, holdings in Health Care and Energy stocks detracted from overall performance. Despite several notable market and geopolitical events during the period, U.S. equities indices achieved new all-time highs, providing a favorable market backdrop that supported the Fund’s investment approach.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Industrials, Financials and IT sectors

  At the industry level stocks across Electrical Equipment, Electronic Equipment Instruments & Components and Metals & Mining

  Investments in the Health Care and Energy sectors

  At the industry level, investments across Semiconductors & Semiconductor Equipment, Life Sciences Tools & Services and Pharmaceuticals

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $29,053	S&P 500® Index $37,871
12/15/15	$9,425	$10,000
8/31/16	$10,452	$10,908
8/31/17	$12,345	$12,679
8/31/18	$13,576	$15,172
8/31/19	$13,202	$15,615
8/31/20	$15,369	$19,041
8/31/21	$20,706	$24,975
8/31/22	$18,578	$22,171
8/31/23	$20,902	$25,706
8/31/24	$25,090	$32,681
8/31/25	$29,053	$37,871

Average Annual Total Returns

Name	1 Year	5 Years	Since Inception 12/15/15
Class A (at NAV)	15.80%	13.58%	12.28%
Class A (including sales charge)	9.12%	12.25%	11.60%
S&P 500® Index	15.88%	14.74%	14.68%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$114,104,722
Number of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Investment Advisory Fees Paid	$244,036

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens Energy AG	7.1%
Amphenol Corp. Class A	5.1%
Microsoft Corp.	4.3%
Analog Devices, Inc.	3.5%
Electronic Arts, Inc.	3.2%
JPMorgan Chase & Co.	3.1%
Apple, Inc.	2.9%
Charles Schwab Corp.	2.9%
Wheaton Precious Metals Corp.	2.7%
Applied Materials, Inc.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Financials	16.7%
Industrials	12.3%
Health Care	8.9%
Communication Services	7.6%
Consumer Discretionary	7.6%
Consumer Staples	5.8%
Materials	4.7%
Energy	3.6%
Utilities	2.9%
Real Estate	1.4%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024, and effective October 17, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/en/us/products/mutual-funds/literature. or upon request at 800.877.9700 or fundinfo@nb.com.

As described in supplements dated July 23, 2025 and September 9, 2025, shareholders voted and approved an Agreement and Plan of Reorganization between Neuberger Berman Dividend Growth Fund (the "Merging Fund") and Neuberger Berman Core Equity ETF (the "Acquiring ETF") (the "Merger"). Upon completion of the Merger on October 17, 2025, shareholders of the Merging Fund became shareholders of the Acquiring ETF, which is an exchange-traded fund. The Acquiring ETF shares are listed for trading on NYSE Arca, Inc.

In connection with the Merger, effective July 23, 2025, a voluntary expense cap was implemented and Rule 12b-1 fees were waived.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information and holdings information, please visit https://www.nb.com/en/us/products/mutual-funds/literature. For proxy voting information, please visit viewpoint.glasslewis.com/WD/?siteId=NeubergerBerman.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0001 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class A: NDGAX

Neuberger Berman

Dividend Growth Fund

Annual Shareholder Report

August 31, 2025

Class C: NDGCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/literature. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.70%

How did the Fund perform last year?

The performance of the Fund was positive during the period. Key factors that materially affected performance included the Fund’s exposure to the Industrials, Financials and IT sectors, which contributed positively to absolute results. In contrast, holdings in Health Care and Energy stocks detracted from overall performance. Despite several notable market and geopolitical events during the period, U.S. equities indices achieved new all-time highs, providing a favorable market backdrop that supported the Fund’s investment approach.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Industrials, Financials and IT sectors

  At the industry level stocks across Electrical Equipment, Electronic Equipment Instruments & Components and Metals & Mining

  Investments in the Health Care and Energy sectors

  At the industry level, investments across Semiconductors & Semiconductor Equipment, Life Sciences Tools & Services and Pharmaceuticals

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $28,662	S&P 500® Index $37,871
12/15/15	$10,000	$10,000
8/31/16	$11,000	$10,908
8/31/17	$12,921	$12,679
8/31/18	$14,106	$15,172
8/31/19	$13,605	$15,615
8/31/20	$15,731	$19,041
8/31/21	$21,030	$24,975
8/31/22	$18,726	$22,171
8/31/23	$20,913	$25,706
8/31/24	$24,919	$32,681
8/31/25	$28,662	$37,871

Average Annual Total Returns

Name	1 Year	5 Years	Since Inception 12/15/15
Class C (at NAV)	15.02%	12.75%	11.44%
Class C (including sales charge)	14.02%	12.75%	11.44%
S&P 500® Index	15.88%	14.74%	14.68%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$114,104,722
Number of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Investment Advisory Fees Paid	$244,036

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens Energy AG	7.1%
Amphenol Corp. Class A	5.1%
Microsoft Corp.	4.3%
Analog Devices, Inc.	3.5%
Electronic Arts, Inc.	3.2%
JPMorgan Chase & Co.	3.1%
Apple, Inc.	2.9%
Charles Schwab Corp.	2.9%
Wheaton Precious Metals Corp.	2.7%
Applied Materials, Inc.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Financials	16.7%
Industrials	12.3%
Health Care	8.9%
Communication Services	7.6%
Consumer Discretionary	7.6%
Consumer Staples	5.8%
Materials	4.7%
Energy	3.6%
Utilities	2.9%
Real Estate	1.4%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024, and effective October 17, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/en/us/products/mutual-funds/literature. or upon request at 800.877.9700 or fundinfo@nb.com.

As described in supplements dated July 23, 2025 and September 9, 2025, shareholders voted and approved an Agreement and Plan of Reorganization between Neuberger Berman Dividend Growth Fund (the "Merging Fund") and Neuberger Berman Core Equity ETF (the "Acquiring ETF") (the "Merger"). Upon completion of the Merger on October 17, 2025, shareholders of the Merging Fund became shareholders of the Acquiring ETF, which is an exchange-traded fund. The Acquiring ETF shares are listed for trading on NYSE Arca, Inc.

In connection with the Merger, effective July 23, 2025, a voluntary expense cap was implemented and Rule 12b-1 fees were waived.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information and holdings information, please visit https://www.nb.com/en/us/products/mutual-funds/literature. For proxy voting information, please visit viewpoint.glasslewis.com/WD/?siteId=NeubergerBerman.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0004 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class C: NDGCX

Neuberger Berman

Dividend Growth Fund

Annual Shareholder Report

August 31, 2025

Class R6: NRDGX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/literature. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	0.60%

How did the Fund perform last year?

The performance of the Fund was positive during the period. Key factors that materially affected performance included the Fund’s exposure to the Industrials, Financials and IT sectors, which contributed positively to absolute results. In contrast, holdings in Health Care and Energy stocks detracted from overall performance. Despite several notable market and geopolitical events during the period, U.S. equities indices achieved new all-time highs, providing a favorable market backdrop that supported the Fund’s investment approach.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Industrials, Financials and IT sectors

  At the industry level stocks across Electrical Equipment, Electronic Equipment Instruments & Components and Metals & Mining

  Investments in the Health Care and Energy sectors

  At the industry level, investments across Semiconductors & Semiconductor Equipment, Life Sciences Tools & Services and Pharmaceuticals

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Class R6 $32,182	S&P 500® Index $37,871
12/15/15	$10,000	$10,000
8/31/16	$11,120	$10,908
8/31/17	$13,177	$12,679
8/31/18	$14,562	$15,172
8/31/19	$14,223	$15,615
8/31/20	$16,639	$19,041
8/31/21	$22,520	$24,975
8/31/22	$20,307	$22,171
8/31/23	$22,942	$25,706
8/31/24	$27,672	$32,681
8/31/25	$32,182	$37,871

Average Annual Total Returns

Name	1 Year	5 Years	Since Inception 12/15/15
Class R6	16.30%	14.10%	12.78%
S&P 500® Index	15.88%	14.74%	14.68%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$114,104,722
Number of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Investment Advisory Fees Paid	$244,036

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens Energy AG	7.1%
Amphenol Corp. Class A	5.1%
Microsoft Corp.	4.3%
Analog Devices, Inc.	3.5%
Electronic Arts, Inc.	3.2%
JPMorgan Chase & Co.	3.1%
Apple, Inc.	2.9%
Charles Schwab Corp.	2.9%
Wheaton Precious Metals Corp.	2.7%
Applied Materials, Inc.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Financials	16.7%
Industrials	12.3%
Health Care	8.9%
Communication Services	7.6%
Consumer Discretionary	7.6%
Consumer Staples	5.8%
Materials	4.7%
Energy	3.6%
Utilities	2.9%
Real Estate	1.4%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024, and effective October 17, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/en/us/products/mutual-funds/literature. or upon request at 800.366.6264 or issdl@nb.com.

As described in supplements dated July 23, 2025 and September 9, 2025, shareholders voted and approved an Agreement and Plan of Reorganization between Neuberger Berman Dividend Growth Fund (the "Merging Fund") and Neuberger Berman Core Equity ETF (the "Acquiring ETF") (the "Merger"). Upon completion of the Merger on October 17, 2025, shareholders of the Merging Fund became shareholders of the Acquiring ETF, which is an exchange-traded fund. The Acquiring ETF shares are listed for trading on NYSE Arca, Inc.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information and holdings information, please visit https://www.nb.com/en/us/products/mutual-funds/literature. For proxy voting information, please visit viewpoint.glasslewis.com/WD/?siteId=NeubergerBerman.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0002 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class R6: NRDGX

Neuberger Berman

Emerging Markets Equity Fund

Annual Shareholder Report

August 31, 2025

Institutional Class: NEMIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$127	1.15%

How did the Fund perform last year?

Emerging market equities rallied on a weak dollar, as U.S. tariffs fell short of threats and interest rate expectations improved, and on attractive valuations and earnings growth potential. While remaining mindful of evolving tariff risks, the Fund’s focus on fundamentals was key to its performance this period—with a bottom-up, diversified approach offering a blend of upside advantage and downside mitigation. Relative to the MSCI Emerging Markets Index (Net) (the Index), both stock selection and sector allocation decisions added value overall.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Industrials and IT sectors and an overweight to IT versus the Index

  Stock selection in Korea, Taiwan and Brazil

  Stock selection in the Materials and Health Care sectors

  Stock selection in China and South Africa and an overweight versus the Index to lagging India

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,855,400	MSCI Emerging Markets Index (Net) $1,952,000
8/31/15	$1,000,000	$1,000,000
8/31/16	$1,156,400	$1,118,300
8/31/17	$1,442,800	$1,392,600
8/31/18	$1,406,900	$1,383,200
8/31/19	$1,384,900	$1,322,800
8/31/20	$1,531,500	$1,514,500
8/31/21	$1,777,100	$1,834,300
8/31/22	$1,347,000	$1,434,400
8/31/23	$1,310,700	$1,452,300
8/31/24	$1,532,900	$1,671,200
8/31/25	$1,855,400	$1,952,000

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	21.04%	3.91%	6.38%
MSCI Emerging Markets Index (Net)	16.80%	5.21%	6.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$207,405,145
Number of Portfolio Holdings	103
Portfolio Turnover Rate	67%
Total Investment Advisory Fees Paid	$1,305,725

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Tencent Holdings Ltd.	7.0%
Alibaba Group Holding Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.6%
Gupshup, Inc.	1.7%
China Construction Bank Corp. Class H	1.6%
Hon Hai Precision Industry Co. Ltd.	1.5%
Acter Group Corp. Ltd.	1.5%
Xiaomi Corp. Class B	1.4%
Alpha Bank SA	1.4%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	32.7%
Financials	18.8%
Consumer Discretionary	12.9%
Industrials	11.4%
Communication Services	9.3%
Materials	4.9%
Consumer Staples	2.7%
Health Care	2.4%
Energy	1.8%
Utilities	1.1%
Real Estate	0.8%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

China	25.6%
India	24.2%
Taiwan	17.3%
Korea	9.3%
Brazil	4.6%
United States	3.0%
United Arab Emirates	2.0%
Mexico	1.9%
South Africa	1.9%
Hungary	1.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/EmergingMarketsEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0013 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Institutional Class: NEMIX

Neuberger Berman

Emerging Markets Equity Fund

Annual Shareholder Report

August 31, 2025

Class A: NEMAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$155	1.40%

How did the Fund perform last year?

Emerging market equities rallied on a weak dollar, as U.S. tariffs fell short of threats and interest rate expectations improved, and on attractive valuations and earnings growth potential. While remaining mindful of evolving tariff risks, the Fund’s focus on fundamentals was key to its performance this period—with a bottom-up, diversified approach offering a blend of upside advantage and downside mitigation. Relative to the MSCI Emerging Markets Index (Net) (the Index), both stock selection and sector allocation decisions added value overall.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Industrials and IT sectors and an overweight to IT versus the Index

  Stock selection in Korea, Taiwan and Brazil

  Stock selection in the Materials and Health Care sectors

  Stock selection in China and South Africa and an overweight versus the Index to lagging India

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $17,039	MSCI Emerging Markets Index (Net) $19,520
8/31/15	$9,425	$10,000
8/31/16	$10,865	$11,183
8/31/17	$13,527	$13,926
8/31/18	$13,151	$13,832
8/31/19	$12,918	$13,228
8/31/20	$14,246	$15,145
8/31/21	$16,481	$18,343
8/31/22	$12,456	$14,344
8/31/23	$12,094	$14,523
8/31/24	$14,106	$16,712
8/31/25	$17,039	$19,520

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	20.80%	3.65%	6.10%
Class A (including sales charge)	13.83%	2.42%	5.47%
MSCI Emerging Markets Index (Net)	16.80%	5.21%	6.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$207,405,145
Number of Portfolio Holdings	103
Portfolio Turnover Rate	67%
Total Investment Advisory Fees Paid	$1,305,725

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Tencent Holdings Ltd.	7.0%
Alibaba Group Holding Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.6%
Gupshup, Inc.	1.7%
China Construction Bank Corp. Class H	1.6%
Hon Hai Precision Industry Co. Ltd.	1.5%
Acter Group Corp. Ltd.	1.5%
Xiaomi Corp. Class B	1.4%
Alpha Bank SA	1.4%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	32.7%
Financials	18.8%
Consumer Discretionary	12.9%
Industrials	11.4%
Communication Services	9.3%
Materials	4.9%
Consumer Staples	2.7%
Health Care	2.4%
Energy	1.8%
Utilities	1.1%
Real Estate	0.8%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

China	25.6%
India	24.2%
Taiwan	17.3%
Korea	9.3%
Brazil	4.6%
United States	3.0%
United Arab Emirates	2.0%
Mexico	1.9%
South Africa	1.9%
Hungary	1.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/EmergingMarketsEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0009 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class A: NEMAX

Neuberger Berman

Emerging Markets Equity Fund

Annual Shareholder Report

August 31, 2025

Class C: NEMCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$236	2.15%

How did the Fund perform last year?

Emerging market equities rallied on a weak dollar, as U.S. tariffs fell short of threats and interest rate expectations improved, and on attractive valuations and earnings growth potential. While remaining mindful of evolving tariff risks, the Fund’s focus on fundamentals was key to its performance this period—with a bottom-up, diversified approach offering a blend of upside advantage and downside mitigation. Relative to the MSCI Emerging Markets Index (Net) (the Index), both stock selection and sector allocation decisions added value overall.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Industrials and IT sectors and an overweight to IT versus the Index

  Stock selection in Korea, Taiwan and Brazil

  Stock selection in the Materials and Health Care sectors

  Stock selection in China and South Africa and an overweight versus the Index to lagging India

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $16,781	MSCI Emerging Markets Index (Net) $19,520
8/31/15	$10,000	$10,000
8/31/16	$11,446	$11,183
8/31/17	$14,143	$13,926
8/31/18	$13,647	$13,832
8/31/19	$13,306	$13,228
8/31/20	$14,566	$15,145
8/31/21	$16,729	$18,343
8/31/22	$12,553	$14,344
8/31/23	$12,086	$14,523
8/31/24	$13,996	$16,712
8/31/25	$16,781	$19,520

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	19.90%	2.87%	5.31%
Class C (including sales charge)	18.90%	2.87%	5.31%
MSCI Emerging Markets Index (Net)	16.80%	5.21%	6.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$207,405,145
Number of Portfolio Holdings	103
Portfolio Turnover Rate	67%
Total Investment Advisory Fees Paid	$1,305,725

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Tencent Holdings Ltd.	7.0%
Alibaba Group Holding Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.6%
Gupshup, Inc.	1.7%
China Construction Bank Corp. Class H	1.6%
Hon Hai Precision Industry Co. Ltd.	1.5%
Acter Group Corp. Ltd.	1.5%
Xiaomi Corp. Class B	1.4%
Alpha Bank SA	1.4%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	32.7%
Financials	18.8%
Consumer Discretionary	12.9%
Industrials	11.4%
Communication Services	9.3%
Materials	4.9%
Consumer Staples	2.7%
Health Care	2.4%
Energy	1.8%
Utilities	1.1%
Real Estate	0.8%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

China	25.6%
India	24.2%
Taiwan	17.3%
Korea	9.3%
Brazil	4.6%
United States	3.0%
United Arab Emirates	2.0%
Mexico	1.9%
South Africa	1.9%
Hungary	1.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/EmergingMarketsEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0012 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class C: NEMCX

Neuberger Berman

Emerging Markets Equity Fund

Annual Shareholder Report

August 31, 2025

Class R3: NEMRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$199	1.81%

How did the Fund perform last year?

Emerging market equities rallied on a weak dollar, as U.S. tariffs fell short of threats and interest rate expectations improved, and on attractive valuations and earnings growth potential. While remaining mindful of evolving tariff risks, the Fund’s focus on fundamentals was key to its performance this period—with a bottom-up, diversified approach offering a blend of upside advantage and downside mitigation. Relative to the MSCI Emerging Markets Index (Net) (the Index), both stock selection and sector allocation decisions added value overall.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Industrials and IT sectors and an overweight to IT versus the Index

  Stock selection in Korea, Taiwan and Brazil

  Stock selection in the Materials and Health Care sectors

  Stock selection in China and South Africa and an overweight versus the Index to lagging India

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $17,359	MSCI Emerging Markets Index (Net) $19,520
8/31/15	$10,000	$10,000
8/31/16	$11,488	$11,183
8/31/17	$14,238	$13,926
8/31/18	$13,788	$13,832
8/31/19	$13,487	$13,228
8/31/20	$14,816	$15,145
8/31/21	$17,069	$18,343
8/31/22	$12,847	$14,344
8/31/23	$12,424	$14,523
8/31/24	$14,430	$16,712
8/31/25	$17,359	$19,520

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R3	20.30%	3.22%	5.67%
MSCI Emerging Markets Index (Net)	16.80%	5.21%	6.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$207,405,145
Number of Portfolio Holdings	103
Portfolio Turnover Rate	67%
Total Investment Advisory Fees Paid	$1,305,725

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Tencent Holdings Ltd.	7.0%
Alibaba Group Holding Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.6%
Gupshup, Inc.	1.7%
China Construction Bank Corp. Class H	1.6%
Hon Hai Precision Industry Co. Ltd.	1.5%
Acter Group Corp. Ltd.	1.5%
Xiaomi Corp. Class B	1.4%
Alpha Bank SA	1.4%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	32.7%
Financials	18.8%
Consumer Discretionary	12.9%
Industrials	11.4%
Communication Services	9.3%
Materials	4.9%
Consumer Staples	2.7%
Health Care	2.4%
Energy	1.8%
Utilities	1.1%
Real Estate	0.8%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

China	25.6%
India	24.2%
Taiwan	17.3%
Korea	9.3%
Brazil	4.6%
United States	3.0%
United Arab Emirates	2.0%
Mexico	1.9%
South Africa	1.9%
Hungary	1.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/EmergingMarketsEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0010 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class R3: NEMRX

Neuberger Berman

Emerging Markets Equity Fund

Annual Shareholder Report

August 31, 2025

Class R6: NREMX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$116	1.05%

How did the Fund perform last year?

Emerging market equities rallied on a weak dollar, as U.S. tariffs fell short of threats and interest rate expectations improved, and on attractive valuations and earnings growth potential. While remaining mindful of evolving tariff risks, the Fund’s focus on fundamentals was key to its performance this period—with a bottom-up, diversified approach offering a blend of upside advantage and downside mitigation. Relative to the MSCI Emerging Markets Index (Net) (the Index), both stock selection and sector allocation decisions added value overall.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Industrials and IT sectors and an overweight to IT versus the Index

  Stock selection in Korea, Taiwan and Brazil

  Stock selection in the Materials and Health Care sectors

  Stock selection in China and South Africa and an overweight versus the Index to lagging India

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $18,720	MSCI Emerging Markets Index (Net) $19,520
8/31/15	$10,000	$10,000
8/31/16	$11,564	$11,183
8/31/17	$14,444	$13,926
8/31/18	$14,088	$13,832
8/31/19	$13,884	$13,228
8/31/20	$15,372	$15,145
8/31/21	$17,857	$18,343
8/31/22	$13,548	$14,344
8/31/23	$13,200	$14,523
8/31/24	$15,446	$16,712
8/31/25	$18,720	$19,520

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	21.20%	4.02%	6.47%
MSCI Emerging Markets Index (Net)	16.80%	5.21%	6.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$207,405,145
Number of Portfolio Holdings	103
Portfolio Turnover Rate	67%
Total Investment Advisory Fees Paid	$1,305,725

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Tencent Holdings Ltd.	7.0%
Alibaba Group Holding Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.6%
Gupshup, Inc.	1.7%
China Construction Bank Corp. Class H	1.6%
Hon Hai Precision Industry Co. Ltd.	1.5%
Acter Group Corp. Ltd.	1.5%
Xiaomi Corp. Class B	1.4%
Alpha Bank SA	1.4%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	32.7%
Financials	18.8%
Consumer Discretionary	12.9%
Industrials	11.4%
Communication Services	9.3%
Materials	4.9%
Consumer Staples	2.7%
Health Care	2.4%
Energy	1.8%
Utilities	1.1%
Real Estate	0.8%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

China	25.6%
India	24.2%
Taiwan	17.3%
Korea	9.3%
Brazil	4.6%
United States	3.0%
United Arab Emirates	2.0%
Mexico	1.9%
South Africa	1.9%
Hungary	1.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/EmergingMarketsEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0011 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class R6: NREMX

Neuberger Berman

Equity Income Fund

Annual Shareholder Report

August 31, 2025

Institutional Class: NBHIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	0.72%

How did the Fund perform last year?

The performance of the Fund was positive during the period. Key factors that materially affected performance included the Fund’s exposure to Materials, Financials, and Industrials stocks, which contributed positively to total returns. In contrast, certain Health Care, Real Estate, and Energy stocks detracted from absolute performance. Despite several notable market and geopolitical events during the period, U.S. equities indices achieved new all-time highs, providing a favorable market backdrop that supported the Fund’s investment approach.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investments in the Materials, Financials and Industrials sectors

  At the industry level, stocks across Metals & Mining, Construction Materials and Banks

  Investments in the Health Care, Real Estate and Energy sectors

  At the industry level, investments across Pharmaceuticals, Textiles Apparel & Luxury Goods and Beverages

  Options

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,466,500	Russell 1000® Index $3,815,100	Russell 1000® Value Index $2,646,100
8/31/15	$1,000,000	$1,000,000	$1,000,000
8/31/16	$1,130,300	$1,116,900	$1,129,200
8/31/17	$1,260,900	$1,297,400	$1,260,000
8/31/18	$1,394,300	$1,554,500	$1,417,100
8/31/19	$1,436,900	$1,593,300	$1,425,800
8/31/20	$1,458,900	$1,951,800	$1,437,800
8/31/21	$1,803,500	$2,581,200	$1,961,800
8/31/22	$1,805,600	$2,246,600	$1,839,700
8/31/23	$1,850,100	$2,592,600	$1,997,800
8/31/24	$2,195,500	$3,282,200	$2,420,300
8/31/25	$2,466,500	$3,815,100	$2,646,100

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	12.34%	11.07%	9.45%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$968,406,477
Number of Portfolio Holdings	71
Portfolio Turnover Rate	31%
Total Investment Advisory Fees Paid	$4,621,776

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd.	4.7%
Ferrovial SE	3.5%
Wells Fargo & Co.	3.1%
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.8%
AstraZeneca PLC ADR	2.7%
Abbott Laboratories	2.6%
Heidelberg Materials AG	2.5%
Exxon Mobil Corp.	2.4%
Emerson Electric Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	15.8%
Industrials	15.2%
Utilities	10.6%
Materials	10.6%
Energy	8.0%
Real Estate	7.7%
Health Care	7.3%
Consumer Discretionary	6.3%
Consumer Staples	5.8%
Communication Services	5.4%
Information Technology	5.4%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/EquityIncome/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0023 10/25

Annual Shareholder Report

August 31, 2025

Institutional Class: NBHIX

Neuberger Berman

Equity Income Fund

Annual Shareholder Report

August 31, 2025

Class A: NBHAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.09%

How did the Fund perform last year?

The performance of the Fund was positive during the period. Key factors that materially affected performance included the Fund’s exposure to Materials, Financials, and Industrials stocks, which contributed positively to total returns. In contrast, certain Health Care, Real Estate, and Energy stocks detracted from absolute performance. Despite several notable market and geopolitical events during the period, U.S. equities indices achieved new all-time highs, providing a favorable market backdrop that supported the Fund’s investment approach.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investments in the Materials, Financials and Industrials sectors

  At the industry level, stocks across Metals & Mining, Construction Materials and Banks

  Investments in the Health Care, Real Estate and Energy sectors

  At the industry level, investments across Pharmaceuticals, Textiles Apparel & Luxury Goods and Beverages

  Options

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $22,429	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$9,425	$10,000	$10,000
8/31/16	$10,619	$11,169	$11,292
8/31/17	$11,805	$12,974	$12,600
8/31/18	$13,010	$15,545	$14,171
8/31/19	$13,358	$15,933	$14,258
8/31/20	$13,510	$19,518	$14,378
8/31/21	$16,644	$25,812	$19,618
8/31/22	$16,600	$22,466	$18,397
8/31/23	$16,947	$25,926	$19,978
8/31/24	$20,026	$32,822	$24,203
8/31/25	$22,429	$38,151	$26,461

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	12.00%	10.67%	9.05%
Class A (including sales charge)	5.55%	9.37%	8.41%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$968,406,477
Number of Portfolio Holdings	71
Portfolio Turnover Rate	31%
Total Investment Advisory Fees Paid	$4,621,776

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd.	4.7%
Ferrovial SE	3.5%
Wells Fargo & Co.	3.1%
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.8%
AstraZeneca PLC ADR	2.7%
Abbott Laboratories	2.6%
Heidelberg Materials AG	2.5%
Exxon Mobil Corp.	2.4%
Emerson Electric Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	15.8%
Industrials	15.2%
Utilities	10.6%
Materials	10.6%
Energy	8.0%
Real Estate	7.7%
Health Care	7.3%
Consumer Discretionary	6.3%
Consumer Staples	5.8%
Communication Services	5.4%
Information Technology	5.4%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/EquityIncome/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0019 10/25

Annual Shareholder Report

August 31, 2025

Class A: NBHAX

Neuberger Berman

Equity Income Fund

Annual Shareholder Report

August 31, 2025

Class C: NBHCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.84%

How did the Fund perform last year?

The performance of the Fund was positive during the period. Key factors that materially affected performance included the Fund’s exposure to Materials, Financials, and Industrials stocks, which contributed positively to total returns. In contrast, certain Health Care, Real Estate, and Energy stocks detracted from absolute performance. Despite several notable market and geopolitical events during the period, U.S. equities indices achieved new all-time highs, providing a favorable market backdrop that supported the Fund’s investment approach.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investments in the Materials, Financials and Industrials sectors

  At the industry level, stocks across Metals & Mining, Construction Materials and Banks

  Investments in the Health Care, Real Estate and Energy sectors

  At the industry level, investments across Pharmaceuticals, Textiles Apparel & Luxury Goods and Beverages

  Options

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $22,068	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,177	$11,169	$11,292
8/31/17	$12,333	$12,974	$12,600
8/31/18	$13,488	$15,545	$14,171
8/31/19	$13,745	$15,933	$14,258
8/31/20	$13,798	$19,518	$14,378
8/31/21	$16,868	$25,812	$19,618
8/31/22	$16,702	$22,466	$18,397
8/31/23	$16,916	$25,926	$19,978
8/31/24	$19,855	$32,822	$24,203
8/31/25	$22,068	$38,151	$26,461

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	11.15%	9.85%	8.24%
Class C (including sales charge)	10.15%	9.85%	8.24%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$968,406,477
Number of Portfolio Holdings	71
Portfolio Turnover Rate	31%
Total Investment Advisory Fees Paid	$4,621,776

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd.	4.7%
Ferrovial SE	3.5%
Wells Fargo & Co.	3.1%
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.8%
AstraZeneca PLC ADR	2.7%
Abbott Laboratories	2.6%
Heidelberg Materials AG	2.5%
Exxon Mobil Corp.	2.4%
Emerson Electric Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	15.8%
Industrials	15.2%
Utilities	10.6%
Materials	10.6%
Energy	8.0%
Real Estate	7.7%
Health Care	7.3%
Consumer Discretionary	6.3%
Consumer Staples	5.8%
Communication Services	5.4%
Information Technology	5.4%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/EquityIncome/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0022 10/25

Annual Shareholder Report

August 31, 2025

Class C: NBHCX

Neuberger Berman

Equity Income Fund

Annual Shareholder Report

August 31, 2025

Class R3: NBHRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$145	1.37%

How did the Fund perform last year?

The performance of the Fund was positive during the period. Key factors that materially affected performance included the Fund’s exposure to Materials, Financials, and Industrials stocks, which contributed positively to total returns. In contrast, certain Health Care, Real Estate, and Energy stocks detracted from absolute performance. Despite several notable market and geopolitical events during the period, U.S. equities indices achieved new all-time highs, providing a favorable market backdrop that supported the Fund’s investment approach.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investments in the Materials, Financials and Industrials sectors

  At the industry level, stocks across Metals & Mining, Construction Materials and Banks

  Investments in the Health Care, Real Estate and Energy sectors

  At the industry level, investments across Pharmaceuticals, Textiles Apparel & Luxury Goods and Beverages

  Options

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $23,120	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,226	$11,169	$11,292
8/31/17	$12,447	$12,974	$12,600
8/31/18	$13,684	$15,545	$14,171
8/31/19	$14,012	$15,933	$14,258
8/31/20	$14,127	$19,518	$14,378
8/31/21	$17,351	$25,812	$19,618
8/31/22	$17,262	$22,466	$18,397
8/31/23	$17,561	$25,926	$19,978
8/31/24	$20,704	$32,822	$24,203
8/31/25	$23,120	$38,151	$26,461

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R3	11.67%	10.35%	8.74%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$968,406,477
Number of Portfolio Holdings	71
Portfolio Turnover Rate	31%
Total Investment Advisory Fees Paid	$4,621,776

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd.	4.7%
Ferrovial SE	3.5%
Wells Fargo & Co.	3.1%
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.8%
AstraZeneca PLC ADR	2.7%
Abbott Laboratories	2.6%
Heidelberg Materials AG	2.5%
Exxon Mobil Corp.	2.4%
Emerson Electric Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	15.8%
Industrials	15.2%
Utilities	10.6%
Materials	10.6%
Energy	8.0%
Real Estate	7.7%
Health Care	7.3%
Consumer Discretionary	6.3%
Consumer Staples	5.8%
Communication Services	5.4%
Information Technology	5.4%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/EquityIncome/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0021 10/25

Annual Shareholder Report

August 31, 2025

Class R3: NBHRX

Neuberger Berman

Equity Income Fund

Annual Shareholder Report

August 31, 2025

Class E: NBHEX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$6	0.06%

How did the Fund perform last year?

The performance of the Fund was positive during the period. Key factors that materially affected performance included the Fund’s exposure to Materials, Financials, and Industrials stocks, which contributed positively to total returns. In contrast, certain Health Care, Real Estate, and Energy stocks detracted from absolute performance. Despite several notable market and geopolitical events during the period, U.S. equities indices achieved new all-time highs, providing a favorable market backdrop that supported the Fund’s investment approach.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investments in the Materials, Financials and Industrials sectors

  At the industry level, stocks across Metals & Mining, Construction Materials and Banks

  Investments in the Health Care, Real Estate and Energy sectors

  At the industry level, investments across Pharmaceuticals, Textiles Apparel & Luxury Goods and Beverages

  Options

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $25,268	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,303	$11,169	$11,292
8/31/17	$12,609	$12,974	$12,600
8/31/18	$13,943	$15,545	$14,171
8/31/19	$14,369	$15,933	$14,258
8/31/20	$14,589	$19,518	$14,378
8/31/21	$18,035	$25,812	$19,618
8/31/22	$18,130	$22,466	$18,397
8/31/23	$18,705	$25,926	$19,978
8/31/24	$22,344	$32,822	$24,203
8/31/25	$25,268	$38,151	$26,461

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class E	13.08%	11.61%	9.71%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Institutional Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$968,406,477
Number of Portfolio Holdings	71
Portfolio Turnover Rate	31%
Total Investment Advisory Fees Paid	$4,621,776

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd.	4.7%
Ferrovial SE	3.5%
Wells Fargo & Co.	3.1%
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.8%
AstraZeneca PLC ADR	2.7%
Abbott Laboratories	2.6%
Heidelberg Materials AG	2.5%
Exxon Mobil Corp.	2.4%
Emerson Electric Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	15.8%
Industrials	15.2%
Utilities	10.6%
Materials	10.6%
Energy	8.0%
Real Estate	7.7%
Health Care	7.3%
Consumer Discretionary	6.3%
Consumer Staples	5.8%
Communication Services	5.4%
Information Technology	5.4%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/EquityIncome/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0020 10/25

Annual Shareholder Report

August 31, 2025

Class E: NBHEX

Neuberger Berman

Focus Fund

Annual Shareholder Report

August 31, 2025

Investor Class: NBSSX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	0.90%

How did the Fund perform last year?

The Fund performed well versus the MSCI All Country World Index (Net) for the period, supported by improved macroeconomic conditions and a pause in U.S. tariffs, which lifted equity markets. Relative performance was driven by the IT and Health Care sectors, whereas the Financials and Utilities sectors detracted the most from relative returns. The Fund’s largest absolute stock contributors during the year were NVIDIA and Meta Platforms, whereas LVMH Moet Hennessy, Louis Vuitton, and Apple were the most significant detractors. LVMH Moet Hennessy and Apple were both sold during the period.

Performance Attribution

Top Contributors

Top Detractors

  IT sector

  Health Care sector

  Financials sector

  Utilities sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $27,134	MSCI All Country World Index (Net) $28,656
8/31/15	$10,000	$10,000
8/31/16	$10,668	$10,724
8/31/17	$12,461	$12,560
8/31/18	$14,088	$13,993
8/31/19	$13,757	$13,954
8/31/20	$17,357	$16,260
8/31/21	$22,921	$20,916
8/31/22	$16,119	$17,594
8/31/23	$18,025	$20,048
8/31/24	$22,781	$24,748
8/31/25	$27,134	$28,656

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	19.11%	9.35%	10.50%
MSCI All Country World Index (Net)	15.79%	12.00%	11.10%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$796,278,301
Number of Portfolio Holdings	50
Portfolio Turnover Rate	79%
Total Investment Advisory Fees Paid	$3,884,010

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.5%
Meta Platforms, Inc. Class A	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.5%
NVIDIA Corp.	4.4%
Microsoft Corp.	4.3%
Carnival Corp.	3.8%
Deutsche Telekom AG	3.6%
Fair Isaac Corp.	3.5%
Eli Lilly & Co.	3.5%
Airbus SE	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Communication Services	16.4%
Consumer Discretionary	13.5%
Health Care	9.4%
Utilities	6.8%
Financials	6.6%
Industrials	6.5%
Consumer Staples	4.5%
Energy	2.9%
Materials	2.3%
Short-Term Investments	4.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Focus/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0029 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Investor Class: NBSSX

Neuberger Berman

Focus Fund

Annual Shareholder Report

August 31, 2025

Trust Class: NBFCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$120	1.10%

How did the Fund perform last year?

The Fund performed well versus the MSCI All Country World Index (Net) for the period, supported by improved macroeconomic conditions and a pause in U.S. tariffs, which lifted equity markets. Relative performance was driven by the IT and Health Care sectors, whereas the Financials and Utilities sectors detracted the most from relative returns. The Fund’s largest absolute stock contributors during the year were NVIDIA and Meta Platforms, whereas LVMH Moet Hennessy, Louis Vuitton, and Apple were the most significant detractors. LVMH Moet Hennessy and Apple were both sold during the period.

Performance Attribution

Top Contributors

Top Detractors

  IT sector

  Health Care sector

  Financials sector

  Utilities sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $26,628	MSCI All Country World Index (Net) $28,656
8/31/15	$10,000	$10,000
8/31/16	$10,650	$10,724
8/31/17	$12,420	$12,560
8/31/18	$14,020	$13,993
8/31/19	$13,666	$13,954
8/31/20	$17,206	$16,260
8/31/21	$22,674	$20,916
8/31/22	$15,913	$17,594
8/31/23	$17,756	$20,048
8/31/24	$22,396	$24,748
8/31/25	$26,628	$28,656

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	18.90%	9.13%	10.29%
MSCI All Country World Index (Net)	15.79%	12.00%	11.10%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$796,278,301
Number of Portfolio Holdings	50
Portfolio Turnover Rate	79%
Total Investment Advisory Fees Paid	$3,884,010

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.5%
Meta Platforms, Inc. Class A	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.5%
NVIDIA Corp.	4.4%
Microsoft Corp.	4.3%
Carnival Corp.	3.8%
Deutsche Telekom AG	3.6%
Fair Isaac Corp.	3.5%
Eli Lilly & Co.	3.5%
Airbus SE	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Communication Services	16.4%
Consumer Discretionary	13.5%
Health Care	9.4%
Utilities	6.8%
Financials	6.6%
Industrials	6.5%
Consumer Staples	4.5%
Energy	2.9%
Materials	2.3%
Short-Term Investments	4.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Focus/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0030 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Trust Class: NBFCX

Neuberger Berman

Focus Fund

Annual Shareholder Report

August 31, 2025

Advisor Class: NBFAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$144	1.32%

How did the Fund perform last year?

The Fund performed well versus the MSCI All Country World Index (Net) for the period, supported by improved macroeconomic conditions and a pause in U.S. tariffs, which lifted equity markets. Relative performance was driven by the IT and Health Care sectors, whereas the Financials and Utilities sectors detracted the most from relative returns. The Fund’s largest absolute stock contributors during the year were NVIDIA and Meta Platforms, whereas LVMH Moet Hennessy, Louis Vuitton, and Apple were the most significant detractors. LVMH Moet Hennessy and Apple were both sold during the period.

Performance Attribution

Top Contributors

Top Detractors

  IT sector

  Health Care sector

  Financials sector

  Utilities sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Advisor Class $26,139	MSCI All Country World Index (Net) $28,656
8/31/15	$10,000	$10,000
8/31/16	$10,633	$10,724
8/31/17	$12,389	$12,560
8/31/18	$13,952	$13,993
8/31/19	$13,578	$13,954
8/31/20	$17,068	$16,260
8/31/21	$22,442	$20,916
8/31/22	$15,725	$17,594
8/31/23	$17,510	$20,048
8/31/24	$22,040	$24,748
8/31/25	$26,139	$28,656

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Advisor Class	18.60%	8.90%	10.09%
MSCI All Country World Index (Net)	15.79%	12.00%	11.10%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$796,278,301
Number of Portfolio Holdings	50
Portfolio Turnover Rate	79%
Total Investment Advisory Fees Paid	$3,884,010

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.5%
Meta Platforms, Inc. Class A	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.5%
NVIDIA Corp.	4.4%
Microsoft Corp.	4.3%
Carnival Corp.	3.8%
Deutsche Telekom AG	3.6%
Fair Isaac Corp.	3.5%
Eli Lilly & Co.	3.5%
Airbus SE	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Communication Services	16.4%
Consumer Discretionary	13.5%
Health Care	9.4%
Utilities	6.8%
Financials	6.6%
Industrials	6.5%
Consumer Staples	4.5%
Energy	2.9%
Materials	2.3%
Short-Term Investments	4.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Focus/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0034 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Advisor Class: NBFAX

Neuberger Berman

Focus Fund

Annual Shareholder Report

August 31, 2025

Institutional Class: NFALX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.75%

How did the Fund perform last year?

The Fund performed well versus the MSCI All Country World Index (Net) for the period, supported by improved macroeconomic conditions and a pause in U.S. tariffs, which lifted equity markets. Relative performance was driven by the IT and Health Care sectors, whereas the Financials and Utilities sectors detracted the most from relative returns. The Fund’s largest absolute stock contributors during the year were NVIDIA and Meta Platforms, whereas LVMH Moet Hennessy, Louis Vuitton, and Apple were the most significant detractors. LVMH Moet Hennessy and Apple were both sold during the period.

Performance Attribution

Top Contributors

Top Detractors

  IT sector

  Health Care sector

  Financials sector

  Utilities sector

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,756,700	MSCI All Country World Index (Net) $2,865,600
8/31/15	$1,000,000	$1,000,000
8/31/16	$1,068,600	$1,072,400
8/31/17	$1,250,700	$1,256,000
8/31/18	$1,415,700	$1,399,300
8/31/19	$1,385,300	$1,395,400
8/31/20	$1,749,900	$1,626,000
8/31/21	$2,314,300	$2,091,600
8/31/22	$1,630,000	$1,759,400
8/31/23	$1,825,000	$2,004,800
8/31/24	$2,310,200	$2,474,800
8/31/25	$2,756,700	$2,865,600

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	19.32%	9.51%	10.67%
MSCI All Country World Index (Net)	15.79%	12.00%	11.10%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$796,278,301
Number of Portfolio Holdings	50
Portfolio Turnover Rate	79%
Total Investment Advisory Fees Paid	$3,884,010

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.5%
Meta Platforms, Inc. Class A	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.5%
NVIDIA Corp.	4.4%
Microsoft Corp.	4.3%
Carnival Corp.	3.8%
Deutsche Telekom AG	3.6%
Fair Isaac Corp.	3.5%
Eli Lilly & Co.	3.5%
Airbus SE	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Communication Services	16.4%
Consumer Discretionary	13.5%
Health Care	9.4%
Utilities	6.8%
Financials	6.6%
Industrials	6.5%
Consumer Staples	4.5%
Energy	2.9%
Materials	2.3%
Short-Term Investments	4.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Focus/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0033 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Institutional Class: NFALX

Neuberger Berman

Focus Fund

Annual Shareholder Report

August 31, 2025

Class A: NFAAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.11%

How did the Fund perform last year?

The Fund performed well versus the MSCI All Country World Index (Net) for the period, supported by improved macroeconomic conditions and a pause in U.S. tariffs, which lifted equity markets. Relative performance was driven by the IT and Health Care sectors, whereas the Financials and Utilities sectors detracted the most from relative returns. The Fund’s largest absolute stock contributors during the year were NVIDIA and Meta Platforms, whereas LVMH Moet Hennessy, Louis Vuitton, and Apple were the most significant detractors. LVMH Moet Hennessy and Apple were both sold during the period.

Performance Attribution

Top Contributors

Top Detractors

  IT sector

  Health Care sector

  Financials sector

  Utilities sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $25,063	MSCI All Country World Index (Net) $28,656
8/31/15	$9,425	$10,000
8/31/16	$10,040	$10,724
8/31/17	$11,705	$12,560
8/31/18	$13,204	$13,993
8/31/19	$12,872	$13,954
8/31/20	$16,206	$16,260
8/31/21	$21,348	$20,916
8/31/22	$14,981	$17,594
8/31/23	$16,719	$20,048
8/31/24	$21,087	$24,748
8/31/25	$25,063	$28,656

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	18.86%	9.11%	10.27%
Class A (including sales charge)	12.03%	7.83%	9.62%
MSCI All Country World Index (Net)	15.79%	12.00%	11.10%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$796,278,301
Number of Portfolio Holdings	50
Portfolio Turnover Rate	79%
Total Investment Advisory Fees Paid	$3,884,010

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.5%
Meta Platforms, Inc. Class A	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.5%
NVIDIA Corp.	4.4%
Microsoft Corp.	4.3%
Carnival Corp.	3.8%
Deutsche Telekom AG	3.6%
Fair Isaac Corp.	3.5%
Eli Lilly & Co.	3.5%
Airbus SE	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Communication Services	16.4%
Consumer Discretionary	13.5%
Health Care	9.4%
Utilities	6.8%
Financials	6.6%
Industrials	6.5%
Consumer Staples	4.5%
Energy	2.9%
Materials	2.3%
Short-Term Investments	4.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Focus/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0031 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class A: NFAAX

Neuberger Berman

Focus Fund

Annual Shareholder Report

August 31, 2025

Class C: NFACX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.86%

How did the Fund perform last year?

The Fund performed well versus the MSCI All Country World Index (Net) for the period, supported by improved macroeconomic conditions and a pause in U.S. tariffs, which lifted equity markets. Relative performance was driven by the IT and Health Care sectors, whereas the Financials and Utilities sectors detracted the most from relative returns. The Fund’s largest absolute stock contributors during the year were NVIDIA and Meta Platforms, whereas LVMH Moet Hennessy, Louis Vuitton, and Apple were the most significant detractors. LVMH Moet Hennessy and Apple were both sold during the period.

Performance Attribution

Top Contributors

Top Detractors

  IT sector

  Health Care sector

  Financials sector

  Utilities sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $24,678	MSCI All Country World Index (Net) $28,656
8/31/15	$10,000	$10,000
8/31/16	$10,575	$10,724
8/31/17	$12,241	$12,560
8/31/18	$13,700	$13,993
8/31/19	$13,255	$13,954
8/31/20	$16,563	$16,260
8/31/21	$21,657	$20,916
8/31/22	$15,085	$17,594
8/31/23	$16,708	$20,048
8/31/24	$20,911	$24,748
8/31/25	$24,678	$28,656

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	18.01%	8.30%	9.45%
Class C (including sales charge)	17.01%	8.30%	9.45%
MSCI All Country World Index (Net)	15.79%	12.00%	11.10%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$796,278,301
Number of Portfolio Holdings	50
Portfolio Turnover Rate	79%
Total Investment Advisory Fees Paid	$3,884,010

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.5%
Meta Platforms, Inc. Class A	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.5%
NVIDIA Corp.	4.4%
Microsoft Corp.	4.3%
Carnival Corp.	3.8%
Deutsche Telekom AG	3.6%
Fair Isaac Corp.	3.5%
Eli Lilly & Co.	3.5%
Airbus SE	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Communication Services	16.4%
Consumer Discretionary	13.5%
Health Care	9.4%
Utilities	6.8%
Financials	6.6%
Industrials	6.5%
Consumer Staples	4.5%
Energy	2.9%
Materials	2.3%
Short-Term Investments	4.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Focus/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0032 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class C: NFACX

Neuberger Berman

Genesis Fund

Annual Shareholder Report

August 31, 2025

Investor Class: NBGNX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$98	0.99%

How did the Fund perform last year?

Over the past twelve months the small cap market has been quite volatile, with investors reacting strongly to a series of policy announcements and macroeconomic data points. For much of the period, highly speculative companies, many of which we believe are lower quality, materially outperformed and the stocks in our high-quality focused Fund, were generally out of favor. Consequently, during the period, the Fund posted a negative return and lagged the Russell 2000® Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Our lack of exposure to biotechnology firms, which are present in the Index and down sharply, added value

  Overweight positions in the Industrials and IT sectors versus the Index

  A number of Fund holdings declined for company specific reasons (primarily IT and Health Care names)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $24,715	Russell 3000® Index $37,020	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,143	$11,144	$10,859
8/31/17	$12,279	$12,934	$12,479
8/31/18	$15,561	$15,553	$15,654
8/31/19	$15,643	$15,757	$13,636
8/31/20	$17,751	$19,135	$14,457
8/31/21	$23,589	$25,458	$21,264
8/31/22	$20,138	$22,076	$17,461
8/31/23	$22,080	$25,334	$18,273
8/31/24	$25,381	$31,958	$21,648
8/31/25	$24,715	$37,020	$23,416

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	(2.63)%	6.84%	9.47%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$9,226,950,812
Number of Portfolio Holdings	106
Portfolio Turnover Rate	23%
Total Investment Advisory Fees Paid	$64,234,795

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.0%
FirstService Corp.	1.8%
Littelfuse, Inc.	1.7%
Nexstar Media Group, Inc. Class A	1.7%
Community Financial System, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
RBC Bearings, Inc.	1.6%
Manhattan Associates, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Tetra Tech, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	35.6%
Financials	17.2%
Information Technology	16.8%
Consumer Discretionary	7.9%
Health Care	5.1%
Energy	5.0%
Materials	3.2%
Utilities	3.0%
Real Estate	3.0%
Communication Services	2.5%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Genesis/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0042 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Investor Class: NBGNX

Neuberger Berman

Genesis Fund

Annual Shareholder Report

August 31, 2025

Trust Class: NBGEX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$107	1.08%

How did the Fund perform last year?

Over the past twelve months the small cap market has been quite volatile, with investors reacting strongly to a series of policy announcements and macroeconomic data points. For much of the period, highly speculative companies, many of which we believe are lower quality, materially outperformed and the stocks in our high-quality focused Fund, were generally out of favor. Consequently, during the period, the Fund posted a negative return and lagged the Russell 2000® Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Our lack of exposure to biotechnology firms, which are present in the Index and down sharply, added value

  Overweight positions in the Industrials and IT sectors versus the Index

  A number of Fund holdings declined for company specific reasons (primarily IT and Health Care names)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $24,504	Russell 3000® Index $37,020	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,135	$11,144	$10,859
8/31/17	$12,262	$12,934	$12,479
8/31/18	$15,529	$15,553	$15,654
8/31/19	$15,596	$15,757	$13,636
8/31/20	$17,682	$19,135	$14,457
8/31/21	$23,477	$25,458	$21,264
8/31/22	$20,025	$22,076	$17,461
8/31/23	$21,932	$25,334	$18,273
8/31/24	$25,191	$31,958	$21,648
8/31/25	$24,504	$37,020	$23,416

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	(2.73)%	6.74%	9.38%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$9,226,950,812
Number of Portfolio Holdings	106
Portfolio Turnover Rate	23%
Total Investment Advisory Fees Paid	$64,234,795

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.0%
FirstService Corp.	1.8%
Littelfuse, Inc.	1.7%
Nexstar Media Group, Inc. Class A	1.7%
Community Financial System, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
RBC Bearings, Inc.	1.6%
Manhattan Associates, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Tetra Tech, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	35.6%
Financials	17.2%
Information Technology	16.8%
Consumer Discretionary	7.9%
Health Care	5.1%
Energy	5.0%
Materials	3.2%
Utilities	3.0%
Real Estate	3.0%
Communication Services	2.5%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Genesis/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0043 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Trust Class: NBGEX

Neuberger Berman

Genesis Fund

Annual Shareholder Report

August 31, 2025

Advisor Class: NBGAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$132	1.34%

How did the Fund perform last year?

Over the past twelve months the small cap market has been quite volatile, with investors reacting strongly to a series of policy announcements and macroeconomic data points. For much of the period, highly speculative companies, many of which we believe are lower quality, materially outperformed and the stocks in our high-quality focused Fund, were generally out of favor. Consequently, during the period, the Fund posted a negative return and lagged the Russell 2000® Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Our lack of exposure to biotechnology firms, which are present in the Index and down sharply, added value

  Overweight positions in the Industrials and IT sectors versus the Index

  A number of Fund holdings declined for company specific reasons (primarily IT and Health Care names)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Advisor Class $23,882	Russell 3000® Index $37,020	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,106	$11,144	$10,859
8/31/17	$12,196	$12,934	$12,479
8/31/18	$15,405	$15,553	$15,654
8/31/19	$15,433	$15,757	$13,636
8/31/20	$17,455	$19,135	$14,457
8/31/21	$23,115	$25,458	$21,264
8/31/22	$19,663	$22,076	$17,461
8/31/23	$21,486	$25,334	$18,273
8/31/24	$24,613	$31,958	$21,648
8/31/25	$23,882	$37,020	$23,416

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Advisor Class	(2.97)%	6.47%	9.10%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$9,226,950,812
Number of Portfolio Holdings	106
Portfolio Turnover Rate	23%
Total Investment Advisory Fees Paid	$64,234,795

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.0%
FirstService Corp.	1.8%
Littelfuse, Inc.	1.7%
Nexstar Media Group, Inc. Class A	1.7%
Community Financial System, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
RBC Bearings, Inc.	1.6%
Manhattan Associates, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Tetra Tech, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	35.6%
Financials	17.2%
Information Technology	16.8%
Consumer Discretionary	7.9%
Health Care	5.1%
Energy	5.0%
Materials	3.2%
Utilities	3.0%
Real Estate	3.0%
Communication Services	2.5%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Genesis/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0046 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Advisor Class: NBGAX

Neuberger Berman

Genesis Fund

Annual Shareholder Report

August 31, 2025

Institutional Class: NBGIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.83%

How did the Fund perform last year?

Over the past twelve months the small cap market has been quite volatile, with investors reacting strongly to a series of policy announcements and macroeconomic data points. For much of the period, highly speculative companies, many of which we believe are lower quality, materially outperformed and the stocks in our high-quality focused Fund, were generally out of favor. Consequently, during the period, the Fund posted a negative return and lagged the Russell 2000® Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Our lack of exposure to biotechnology firms, which are present in the Index and down sharply, added value

  Overweight positions in the Industrials and IT sectors versus the Index

  A number of Fund holdings declined for company specific reasons (primarily IT and Health Care names)

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,512,300	Russell 3000® Index $3,702,000	Russell 2000® Index $2,341,600
8/31/15	$1,000,000	$1,000,000	$1,000,000
8/31/16	$1,116,200	$1,114,400	$1,085,900
8/31/17	$1,232,200	$1,293,400	$1,247,900
8/31/18	$1,564,400	$1,555,300	$1,565,400
8/31/19	$1,575,200	$1,575,700	$1,363,600
8/31/20	$1,790,200	$1,913,500	$1,445,700
8/31/21	$2,382,800	$2,545,800	$2,126,400
8/31/22	$2,037,400	$2,207,600	$1,746,100
8/31/23	$2,237,400	$2,533,400	$1,827,300
8/31/24	$2,576,000	$3,195,800	$2,164,800
8/31/25	$2,512,300	$3,702,000	$2,341,600

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	(2.47)%	7.01%	9.65%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$9,226,950,812
Number of Portfolio Holdings	106
Portfolio Turnover Rate	23%
Total Investment Advisory Fees Paid	$64,234,795

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.0%
FirstService Corp.	1.8%
Littelfuse, Inc.	1.7%
Nexstar Media Group, Inc. Class A	1.7%
Community Financial System, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
RBC Bearings, Inc.	1.6%
Manhattan Associates, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Tetra Tech, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	35.6%
Financials	17.2%
Information Technology	16.8%
Consumer Discretionary	7.9%
Health Care	5.1%
Energy	5.0%
Materials	3.2%
Utilities	3.0%
Real Estate	3.0%
Communication Services	2.5%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Genesis/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0044 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Institutional Class: NBGIX

Neuberger Berman

Genesis Fund

Annual Shareholder Report

August 31, 2025

Class R6: NRGSX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$72	0.73%

How did the Fund perform last year?

Over the past twelve months the small cap market has been quite volatile, with investors reacting strongly to a series of policy announcements and macroeconomic data points. For much of the period, highly speculative companies, many of which we believe are lower quality, materially outperformed and the stocks in our high-quality focused Fund, were generally out of favor. Consequently, during the period, the Fund posted a negative return and lagged the Russell 2000® Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Our lack of exposure to biotechnology firms, which are present in the Index and down sharply, added value

  Overweight positions in the Industrials and IT sectors versus the Index

  A number of Fund holdings declined for company specific reasons (primarily IT and Health Care names)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $25,351	Russell 3000® Index $37,020	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,169	$11,144	$10,859
8/31/17	$12,339	$12,934	$12,479
8/31/18	$15,678	$15,553	$15,654
8/31/19	$15,803	$15,757	$13,636
8/31/20	$17,975	$19,135	$14,457
8/31/21	$23,949	$25,458	$21,264
8/31/22	$20,498	$22,076	$17,461
8/31/23	$22,531	$25,334	$18,273
8/31/24	$25,965	$31,958	$21,648
8/31/25	$25,351	$37,020	$23,416

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	(2.37)%	7.12%	9.75%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$9,226,950,812
Number of Portfolio Holdings	106
Portfolio Turnover Rate	23%
Total Investment Advisory Fees Paid	$64,234,795

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.0%
FirstService Corp.	1.8%
Littelfuse, Inc.	1.7%
Nexstar Media Group, Inc. Class A	1.7%
Community Financial System, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
RBC Bearings, Inc.	1.6%
Manhattan Associates, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Tetra Tech, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	35.6%
Financials	17.2%
Information Technology	16.8%
Consumer Discretionary	7.9%
Health Care	5.1%
Energy	5.0%
Materials	3.2%
Utilities	3.0%
Real Estate	3.0%
Communication Services	2.5%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Genesis/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0045 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class R6: NRGSX

Neuberger Berman

Genesis Fund

Annual Shareholder Report

August 31, 2025

Class E: NRGEX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$2	0.02%

How did the Fund perform last year?

Over the past twelve months the small cap market has been quite volatile, with investors reacting strongly to a series of policy announcements and macroeconomic data points. For much of the period, highly speculative companies, many of which we believe are lower quality, materially outperformed and the stocks in our high-quality focused Fund, were generally out of favor. Consequently, during the period, the Fund posted a negative return and lagged the Russell 2000® Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Our lack of exposure to biotechnology firms, which are present in the Index and down sharply, added value

  Overweight positions in the Industrials and IT sectors versus the Index

  A number of Fund holdings declined for company specific reasons (primarily IT and Health Care names)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $25,604	Russell 3000® Index $37,020	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,143	$11,144	$10,859
8/31/17	$12,279	$12,934	$12,479
8/31/18	$15,561	$15,553	$15,654
8/31/19	$15,643	$15,757	$13,636
8/31/20	$17,751	$19,135	$14,457
8/31/21	$23,589	$25,458	$21,264
8/31/22	$20,264	$22,076	$17,461
8/31/23	$22,432	$25,334	$18,273
8/31/24	$26,039	$31,958	$21,648
8/31/25	$25,604	$37,020	$23,416

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class E	(1.67)%	7.60%	9.86%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Investor Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$9,226,950,812
Number of Portfolio Holdings	106
Portfolio Turnover Rate	23%
Total Investment Advisory Fees Paid	$64,234,795

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.0%
FirstService Corp.	1.8%
Littelfuse, Inc.	1.7%
Nexstar Media Group, Inc. Class A	1.7%
Community Financial System, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
RBC Bearings, Inc.	1.6%
Manhattan Associates, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Tetra Tech, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	35.6%
Financials	17.2%
Information Technology	16.8%
Consumer Discretionary	7.9%
Health Care	5.1%
Energy	5.0%
Materials	3.2%
Utilities	3.0%
Real Estate	3.0%
Communication Services	2.5%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Genesis/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0041 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class E: NRGEX

Neuberger Berman

International Equity Fund

Annual Shareholder Report

August 31, 2025

Investor Class: NIQVX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$111	1.07%

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  An overweight to rallying Austria and stock selection in France and Switzerland

  Stock selection and underweights versus the Index in the Communication Services, Financials and Consumer Staples sectors

  Stock selection in the United Kingdom, stock selection in and an underweight to Spain, and an overweight to the trailing Netherlands

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $19,552	MSCI EAFE® Index (Net) $20,424
8/31/15	$10,000	$10,000
8/31/16	$10,460	$9,988
8/31/17	$12,131	$11,750
8/31/18	$12,723	$12,266
8/31/19	$12,185	$11,866
8/31/20	$14,060	$12,594
8/31/21	$18,032	$15,884
8/31/22	$13,086	$12,739
8/31/23	$15,012	$15,022
8/31/24	$18,144	$17,936
8/31/25	$19,552	$20,424

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	7.76%	6.82%	6.93%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,118,593,335
Number of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Investment Advisory Fees Paid	$6,631,284

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.3%
Anheuser-Busch InBev SA	2.3%
UniCredit SpA	2.1%
AstraZeneca PLC	2.0%
Convatec Group PLC	1.9%
ING Groep NV	1.8%
Erste Group Bank AG	1.8%
Resona Holdings, Inc.	1.8%
Compass Group PLC	1.7%
Experian PLC	1.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	26.2%
Financials	22.7%
Health Care	17.4%
Information Technology	10.9%
Consumer Discretionary	6.0%
Consumer Staples	5.7%
Materials	4.5%
Energy	2.7%
Communication Services	1.6%
Utilities	1.1%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.6%
Germany	11.5%
Japan	10.7%
France	9.7%
Switzerland	7.5%
United States	7.5%
Netherlands	5.8%
Italy	5.0%
Austria	3.2%
Denmark	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0061 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Investor Class: NIQVX

Neuberger Berman

International Equity Fund

Annual Shareholder Report

August 31, 2025

Trust Class: NIQTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$117	1.13%

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  An overweight to rallying Austria and stock selection in France and Switzerland

  Stock selection and underweights versus the Index in the Communication Services, Financials and Consumer Staples sectors

  Stock selection in the United Kingdom, stock selection in and an underweight to Spain, and an overweight to the trailing Netherlands

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $19,445	MSCI EAFE® Index (Net) $20,424
8/31/15	$10,000	$10,000
8/31/16	$10,459	$9,988
8/31/17	$12,125	$11,750
8/31/18	$12,712	$12,266
8/31/19	$12,159	$11,866
8/31/20	$14,033	$12,594
8/31/21	$17,986	$15,884
8/31/22	$13,041	$12,739
8/31/23	$14,954	$15,022
8/31/24	$18,066	$17,936
8/31/25	$19,445	$20,424

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	7.63%	6.74%	6.88%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,118,593,335
Number of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Investment Advisory Fees Paid	$6,631,284

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.3%
Anheuser-Busch InBev SA	2.3%
UniCredit SpA	2.1%
AstraZeneca PLC	2.0%
Convatec Group PLC	1.9%
ING Groep NV	1.8%
Erste Group Bank AG	1.8%
Resona Holdings, Inc.	1.8%
Compass Group PLC	1.7%
Experian PLC	1.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	26.2%
Financials	22.7%
Health Care	17.4%
Information Technology	10.9%
Consumer Discretionary	6.0%
Consumer Staples	5.7%
Materials	4.5%
Energy	2.7%
Communication Services	1.6%
Utilities	1.1%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.6%
Germany	11.5%
Japan	10.7%
France	9.7%
Switzerland	7.5%
United States	7.5%
Netherlands	5.8%
Italy	5.0%
Austria	3.2%
Denmark	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0062 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Trust Class: NIQTX

Neuberger Berman

International Equity Fund

Annual Shareholder Report

August 31, 2025

Institutional Class: NBIIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.85%

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  An overweight to rallying Austria and stock selection in France and Switzerland

  Stock selection and underweights versus the Index in the Communication Services, Financials and Consumer Staples sectors

  Stock selection in the United Kingdom, stock selection in and an underweight to Spain, and an overweight to the trailing Netherlands

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,992,000	MSCI EAFE® Index (Net) $2,042,400
8/31/15	$1,000,000	$1,000,000
8/31/16	$1,047,800	$998,800
8/31/17	$1,213,600	$1,175,000
8/31/18	$1,275,700	$1,226,600
8/31/19	$1,225,300	$1,186,600
8/31/20	$1,418,100	$1,259,400
8/31/21	$1,821,600	$1,588,400
8/31/22	$1,324,400	$1,273,900
8/31/23	$1,524,300	$1,502,200
8/31/24	$1,845,600	$1,793,600
8/31/25	$1,992,000	$2,042,400

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	7.93%	7.03%	7.13%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,118,593,335
Number of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Investment Advisory Fees Paid	$6,631,284

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.3%
Anheuser-Busch InBev SA	2.3%
UniCredit SpA	2.1%
AstraZeneca PLC	2.0%
Convatec Group PLC	1.9%
ING Groep NV	1.8%
Erste Group Bank AG	1.8%
Resona Holdings, Inc.	1.8%
Compass Group PLC	1.7%
Experian PLC	1.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	26.2%
Financials	22.7%
Health Care	17.4%
Information Technology	10.9%
Consumer Discretionary	6.0%
Consumer Staples	5.7%
Materials	4.5%
Energy	2.7%
Communication Services	1.6%
Utilities	1.1%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.6%
Germany	11.5%
Japan	10.7%
France	9.7%
Switzerland	7.5%
United States	7.5%
Netherlands	5.8%
Italy	5.0%
Austria	3.2%
Denmark	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0057 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Institutional Class: NBIIX

Neuberger Berman

International Equity Fund

Annual Shareholder Report

August 31, 2025

Class A: NIQAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.21%

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  An overweight to rallying Austria and stock selection in France and Switzerland

  Stock selection and underweights versus the Index in the Communication Services, Financials and Consumer Staples sectors

  Stock selection in the United Kingdom, stock selection in and an underweight to Spain, and an overweight to the trailing Netherlands

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $18,117	MSCI EAFE® Index (Net) $20,424
8/31/15	$9,425	$10,000
8/31/16	$9,848	$9,988
8/31/17	$11,357	$11,750
8/31/18	$11,899	$12,266
8/31/19	$11,388	$11,866
8/31/20	$13,127	$12,594
8/31/21	$16,809	$15,884
8/31/22	$12,181	$12,739
8/31/23	$13,955	$15,022
8/31/24	$16,847	$17,936
8/31/25	$18,117	$20,424

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	7.54%	6.66%	6.75%
Class A (including sales charge)	1.34%	5.39%	6.12%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,118,593,335
Number of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Investment Advisory Fees Paid	$6,631,284

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.3%
Anheuser-Busch InBev SA	2.3%
UniCredit SpA	2.1%
AstraZeneca PLC	2.0%
Convatec Group PLC	1.9%
ING Groep NV	1.8%
Erste Group Bank AG	1.8%
Resona Holdings, Inc.	1.8%
Compass Group PLC	1.7%
Experian PLC	1.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	26.2%
Financials	22.7%
Health Care	17.4%
Information Technology	10.9%
Consumer Discretionary	6.0%
Consumer Staples	5.7%
Materials	4.5%
Energy	2.7%
Communication Services	1.6%
Utilities	1.1%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.6%
Germany	11.5%
Japan	10.7%
France	9.7%
Switzerland	7.5%
United States	7.5%
Netherlands	5.8%
Italy	5.0%
Austria	3.2%
Denmark	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0063 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class A: NIQAX

Neuberger Berman

International Equity Fund

Annual Shareholder Report

August 31, 2025

Class C: NIQCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.96%

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  An overweight to rallying Austria and stock selection in France and Switzerland

  Stock selection and underweights versus the Index in the Communication Services, Financials and Consumer Staples sectors

  Stock selection in the United Kingdom, stock selection in and an underweight to Spain, and an overweight to the trailing Netherlands

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $17,831	MSCI EAFE® Index (Net) $20,424
8/31/15	$10,000	$10,000
8/31/16	$10,370	$9,988
8/31/17	$11,871	$11,750
8/31/18	$12,352	$12,266
8/31/19	$11,728	$11,866
8/31/20	$13,418	$12,594
8/31/21	$17,051	$15,884
8/31/22	$12,262	$12,739
8/31/23	$13,951	$15,022
8/31/24	$16,702	$17,936
8/31/25	$17,831	$20,424

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	6.76%	5.85%	5.95%
Class C (including sales charge)	5.76%	5.85%	5.95%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,118,593,335
Number of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Investment Advisory Fees Paid	$6,631,284

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.3%
Anheuser-Busch InBev SA	2.3%
UniCredit SpA	2.1%
AstraZeneca PLC	2.0%
Convatec Group PLC	1.9%
ING Groep NV	1.8%
Erste Group Bank AG	1.8%
Resona Holdings, Inc.	1.8%
Compass Group PLC	1.7%
Experian PLC	1.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	26.2%
Financials	22.7%
Health Care	17.4%
Information Technology	10.9%
Consumer Discretionary	6.0%
Consumer Staples	5.7%
Materials	4.5%
Energy	2.7%
Communication Services	1.6%
Utilities	1.1%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.6%
Germany	11.5%
Japan	10.7%
France	9.7%
Switzerland	7.5%
United States	7.5%
Netherlands	5.8%
Italy	5.0%
Austria	3.2%
Denmark	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0058 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class C: NIQCX

Neuberger Berman

International Equity Fund

Annual Shareholder Report

August 31, 2025

Class R6: NRIQX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.75%

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  An overweight to rallying Austria and stock selection in France and Switzerland

  Stock selection and underweights versus the Index in the Communication Services, Financials and Consumer Staples sectors

  Stock selection in the United Kingdom, stock selection in and an underweight to Spain, and an overweight to the trailing Netherlands

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $20,127	MSCI EAFE® Index (Net) $20,424
8/31/15	$10,000	$10,000
8/31/16	$10,502	$9,988
8/31/17	$12,166	$11,750
8/31/18	$12,806	$12,266
8/31/19	$12,300	$11,866
8/31/20	$14,257	$12,594
8/31/21	$18,330	$15,884
8/31/22	$13,348	$12,739
8/31/23	$15,370	$15,022
8/31/24	$18,632	$17,936
8/31/25	$20,127	$20,424

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	8.02%	7.14%	7.25%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,118,593,335
Number of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Investment Advisory Fees Paid	$6,631,284

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.3%
Anheuser-Busch InBev SA	2.3%
UniCredit SpA	2.1%
AstraZeneca PLC	2.0%
Convatec Group PLC	1.9%
ING Groep NV	1.8%
Erste Group Bank AG	1.8%
Resona Holdings, Inc.	1.8%
Compass Group PLC	1.7%
Experian PLC	1.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	26.2%
Financials	22.7%
Health Care	17.4%
Information Technology	10.9%
Consumer Discretionary	6.0%
Consumer Staples	5.7%
Materials	4.5%
Energy	2.7%
Communication Services	1.6%
Utilities	1.1%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.6%
Germany	11.5%
Japan	10.7%
France	9.7%
Switzerland	7.5%
United States	7.5%
Netherlands	5.8%
Italy	5.0%
Austria	3.2%
Denmark	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0065 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class R6: NRIQX

Neuberger Berman

International Equity Fund

Annual Shareholder Report

August 31, 2025

Class E: NIQEX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$7	0.07%

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  An overweight to rallying Austria and stock selection in France and Switzerland

  Stock selection and underweights versus the Index in the Communication Services, Financials and Consumer Staples sectors

  Stock selection in the United Kingdom, stock selection in and an underweight to Spain, and an overweight to the trailing Netherlands

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $20,501	MSCI EAFE® Index (Net) $20,424
8/31/15	$10,000	$10,000
8/31/16	$10,478	$9,988
8/31/17	$12,136	$11,750
8/31/18	$12,757	$12,266
8/31/19	$12,253	$11,866
8/31/20	$14,181	$12,594
8/31/21	$18,216	$15,884
8/31/22	$13,315	$12,739
8/31/23	$15,442	$15,022
8/31/24	$18,852	$17,936
8/31/25	$20,501	$20,424

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class E	8.75%	7.65%	7.44%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Institutional Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,118,593,335
Number of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Investment Advisory Fees Paid	$6,631,284

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.3%
Anheuser-Busch InBev SA	2.3%
UniCredit SpA	2.1%
AstraZeneca PLC	2.0%
Convatec Group PLC	1.9%
ING Groep NV	1.8%
Erste Group Bank AG	1.8%
Resona Holdings, Inc.	1.8%
Compass Group PLC	1.7%
Experian PLC	1.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	26.2%
Financials	22.7%
Health Care	17.4%
Information Technology	10.9%
Consumer Discretionary	6.0%
Consumer Staples	5.7%
Materials	4.5%
Energy	2.7%
Communication Services	1.6%
Utilities	1.1%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.6%
Germany	11.5%
Japan	10.7%
France	9.7%
Switzerland	7.5%
United States	7.5%
Netherlands	5.8%
Italy	5.0%
Austria	3.2%
Denmark	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0064 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class E: NIQEX

Neuberger Berman

International Select Fund

Annual Shareholder Report

August 31, 2025

Trust Class: NILTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$119	1.15%

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  Stock selection in Italy and Switzerland and an overweight to rallying Austria

  Stock selection in and an underweight versus the Index to fast-rising Communication Services, and stock selection in the Financials and IT sectors

  Stock selection in and an overweight to the trailing Netherlands, and stock selection in the United Kingdom and Spain

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $19,387	MSCI EAFE® Index (Net) $20,424
8/31/15	$10,000	$10,000
8/31/16	$10,365	$9,988
8/31/17	$11,979	$11,750
8/31/18	$12,599	$12,266
8/31/19	$12,149	$11,866
8/31/20	$14,126	$12,594
8/31/21	$18,098	$15,884
8/31/22	$13,225	$12,739
8/31/23	$15,130	$15,022
8/31/24	$18,129	$17,936
8/31/25	$19,387	$20,424

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	6.94%	6.54%	6.84%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$246,243,300
Number of Portfolio Holdings	74
Portfolio Turnover Rate	58%
Total Investment Advisory Fees Paid	$834,606

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.7%
State Street Institutional Treasury Money Market Fund Premier Class	2.4%
Anheuser-Busch InBev SA	2.4%
AstraZeneca PLC	2.3%
L'Oreal SA	2.3%
UniCredit SpA	2.1%
BAE Systems PLC	2.1%
Resona Holdings, Inc.	2.0%
Convatec Group PLC	2.0%
Experian PLC	2.0%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.4%
Financials	23.0%
Health Care	18.3%
Information Technology	9.2%
Consumer Discretionary	6.4%
Consumer Staples	6.1%
Materials	4.8%
Energy	2.8%
Communication Services	1.4%
Utilities	1.1%
Short-Term Investments	2.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.1%
Germany	13.1%
United States	11.3%
France	10.2%
Japan	8.7%
Switzerland	7.0%
Netherlands	6.5%
Italy	4.6%
Austria	3.2%
Luxembourg	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalSelect/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0071 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Trust Class: NILTX

Neuberger Berman

International Select Fund

Annual Shareholder Report

August 31, 2025

Institutional Class: NILIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.80%

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  Stock selection in Italy and Switzerland and an overweight to rallying Austria

  Stock selection in and an underweight versus the Index to fast-rising Communication Services, and stock selection in the Financials and IT sectors

  Stock selection in and an overweight to the trailing Netherlands, and stock selection in the United Kingdom and Spain

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,008,500	MSCI EAFE® Index (Net) $2,042,400
8/31/15	$1,000,000	$1,000,000
8/31/16	$1,039,400	$998,800
8/31/17	$1,207,100	$1,175,000
8/31/18	$1,273,700	$1,226,600
8/31/19	$1,231,900	$1,186,600
8/31/20	$1,437,300	$1,259,400
8/31/21	$1,847,900	$1,588,400
8/31/22	$1,356,200	$1,273,900
8/31/23	$1,555,300	$1,502,200
8/31/24	$1,870,900	$1,793,600
8/31/25	$2,008,500	$2,042,400

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	7.36%	6.92%	7.22%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$246,243,300
Number of Portfolio Holdings	74
Portfolio Turnover Rate	58%
Total Investment Advisory Fees Paid	$834,606

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.7%
State Street Institutional Treasury Money Market Fund Premier Class	2.4%
Anheuser-Busch InBev SA	2.4%
AstraZeneca PLC	2.3%
L'Oreal SA	2.3%
UniCredit SpA	2.1%
BAE Systems PLC	2.1%
Resona Holdings, Inc.	2.0%
Convatec Group PLC	2.0%
Experian PLC	2.0%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.4%
Financials	23.0%
Health Care	18.3%
Information Technology	9.2%
Consumer Discretionary	6.4%
Consumer Staples	6.1%
Materials	4.8%
Energy	2.8%
Communication Services	1.4%
Utilities	1.1%
Short-Term Investments	2.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.1%
Germany	13.1%
United States	11.3%
France	10.2%
Japan	8.7%
Switzerland	7.0%
Netherlands	6.5%
Italy	4.6%
Austria	3.2%
Luxembourg	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalSelect/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0076 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Institutional Class: NILIX

Neuberger Berman

International Select Fund

Annual Shareholder Report

August 31, 2025

Class A: NBNAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.16%

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  Stock selection in Italy and Switzerland and an overweight to rallying Austria

  Stock selection in and an underweight versus the Index to fast-rising Communication Services, and stock selection in the Financials and IT sectors

  Stock selection in and an overweight to the trailing Netherlands, and stock selection in the United Kingdom and Spain

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $18,268	MSCI EAFE® Index (Net) $20,424
8/31/15	$9,425	$10,000
8/31/16	$9,774	$9,988
8/31/17	$11,299	$11,750
8/31/18	$11,878	$12,266
8/31/19	$11,453	$11,866
8/31/20	$13,311	$12,594
8/31/21	$17,047	$15,884
8/31/22	$12,463	$12,739
8/31/23	$14,250	$15,022
8/31/24	$17,083	$17,936
8/31/25	$18,268	$20,424

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	6.94%	6.54%	6.84%
Class A (including sales charge)	0.79%	5.28%	6.21%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$246,243,300
Number of Portfolio Holdings	74
Portfolio Turnover Rate	58%
Total Investment Advisory Fees Paid	$834,606

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.7%
State Street Institutional Treasury Money Market Fund Premier Class	2.4%
Anheuser-Busch InBev SA	2.4%
AstraZeneca PLC	2.3%
L'Oreal SA	2.3%
UniCredit SpA	2.1%
BAE Systems PLC	2.1%
Resona Holdings, Inc.	2.0%
Convatec Group PLC	2.0%
Experian PLC	2.0%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.4%
Financials	23.0%
Health Care	18.3%
Information Technology	9.2%
Consumer Discretionary	6.4%
Consumer Staples	6.1%
Materials	4.8%
Energy	2.8%
Communication Services	1.4%
Utilities	1.1%
Short-Term Investments	2.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.1%
Germany	13.1%
United States	11.3%
France	10.2%
Japan	8.7%
Switzerland	7.0%
Netherlands	6.5%
Italy	4.6%
Austria	3.2%
Luxembourg	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalSelect/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0072 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class A: NBNAX

Neuberger Berman

International Select Fund

Annual Shareholder Report

August 31, 2025

Class C: NBNCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.91%

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  Stock selection in Italy and Switzerland and an overweight to rallying Austria

  Stock selection in and an underweight versus the Index to fast-rising Communication Services, and stock selection in the Financials and IT sectors

  Stock selection in and an overweight to the trailing Netherlands, and stock selection in the United Kingdom and Spain

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $17,969	MSCI EAFE® Index (Net) $20,424
8/31/15	$10,000	$10,000
8/31/16	$10,289	$9,988
8/31/17	$11,801	$11,750
8/31/18	$12,318	$12,266
8/31/19	$11,785	$11,866
8/31/20	$13,596	$12,594
8/31/21	$17,281	$15,884
8/31/22	$12,538	$12,739
8/31/23	$14,230	$15,022
8/31/24	$16,926	$17,936
8/31/25	$17,969	$20,424

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	6.16%	5.74%	6.04%
Class C (including sales charge)	5.16%	5.74%	6.04%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$246,243,300
Number of Portfolio Holdings	74
Portfolio Turnover Rate	58%
Total Investment Advisory Fees Paid	$834,606

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.7%
State Street Institutional Treasury Money Market Fund Premier Class	2.4%
Anheuser-Busch InBev SA	2.4%
AstraZeneca PLC	2.3%
L'Oreal SA	2.3%
UniCredit SpA	2.1%
BAE Systems PLC	2.1%
Resona Holdings, Inc.	2.0%
Convatec Group PLC	2.0%
Experian PLC	2.0%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.4%
Financials	23.0%
Health Care	18.3%
Information Technology	9.2%
Consumer Discretionary	6.4%
Consumer Staples	6.1%
Materials	4.8%
Energy	2.8%
Communication Services	1.4%
Utilities	1.1%
Short-Term Investments	2.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.1%
Germany	13.1%
United States	11.3%
France	10.2%
Japan	8.7%
Switzerland	7.0%
Netherlands	6.5%
Italy	4.6%
Austria	3.2%
Luxembourg	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalSelect/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0075 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class C: NBNCX

Neuberger Berman

International Select Fund

Annual Shareholder Report

August 31, 2025

Class R3: NBNRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$146	1.41%

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  Stock selection in Italy and Switzerland and an overweight to rallying Austria

  Stock selection in and an underweight versus the Index to fast-rising Communication Services, and stock selection in the Financials and IT sectors

  Stock selection in and an overweight to the trailing Netherlands, and stock selection in the United Kingdom and Spain

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $18,876	MSCI EAFE® Index (Net) $20,424
8/31/15	$10,000	$10,000
8/31/16	$10,333	$9,988
8/31/17	$11,910	$11,750
8/31/18	$12,496	$12,266
8/31/19	$12,020	$11,866
8/31/20	$13,935	$12,594
8/31/21	$17,801	$15,884
8/31/22	$12,984	$12,739
8/31/23	$14,807	$15,022
8/31/24	$17,705	$17,936
8/31/25	$18,876	$20,424

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R3	6.61%	6.26%	6.56%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$246,243,300
Number of Portfolio Holdings	74
Portfolio Turnover Rate	58%
Total Investment Advisory Fees Paid	$834,606

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.7%
State Street Institutional Treasury Money Market Fund Premier Class	2.4%
Anheuser-Busch InBev SA	2.4%
AstraZeneca PLC	2.3%
L'Oreal SA	2.3%
UniCredit SpA	2.1%
BAE Systems PLC	2.1%
Resona Holdings, Inc.	2.0%
Convatec Group PLC	2.0%
Experian PLC	2.0%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.4%
Financials	23.0%
Health Care	18.3%
Information Technology	9.2%
Consumer Discretionary	6.4%
Consumer Staples	6.1%
Materials	4.8%
Energy	2.8%
Communication Services	1.4%
Utilities	1.1%
Short-Term Investments	2.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.1%
Germany	13.1%
United States	11.3%
France	10.2%
Japan	8.7%
Switzerland	7.0%
Netherlands	6.5%
Italy	4.6%
Austria	3.2%
Luxembourg	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalSelect/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0073 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class R3: NBNRX

Neuberger Berman

International Select Fund

Annual Shareholder Report

August 31, 2025

Class R6: NRILX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$73	0.70%

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  Stock selection in Italy and Switzerland and an overweight to rallying Austria

  Stock selection in and an underweight versus the Index to fast-rising Communication Services, and stock selection in the Financials and IT sectors

  Stock selection in and an overweight to the trailing Netherlands, and stock selection in the United Kingdom and Spain

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $20,116	MSCI EAFE® Index (Net) $20,424
8/31/15	$10,000	$10,000
8/31/16	$10,365	$9,988
8/31/17	$12,002	$11,750
8/31/18	$12,672	$12,266
8/31/19	$12,279	$11,866
8/31/20	$14,338	$12,594
8/31/21	$18,446	$15,884
8/31/22	$13,542	$12,739
8/31/23	$15,560	$15,022
8/31/24	$18,732	$17,936
8/31/25	$20,116	$20,424

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	7.39%	7.01%	7.24%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class R6's inception date of April 17, 2017 is that of the Fund's Trust Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$246,243,300
Number of Portfolio Holdings	74
Portfolio Turnover Rate	58%
Total Investment Advisory Fees Paid	$834,606

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.7%
State Street Institutional Treasury Money Market Fund Premier Class	2.4%
Anheuser-Busch InBev SA	2.4%
AstraZeneca PLC	2.3%
L'Oreal SA	2.3%
UniCredit SpA	2.1%
BAE Systems PLC	2.1%
Resona Holdings, Inc.	2.0%
Convatec Group PLC	2.0%
Experian PLC	2.0%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.4%
Financials	23.0%
Health Care	18.3%
Information Technology	9.2%
Consumer Discretionary	6.4%
Consumer Staples	6.1%
Materials	4.8%
Energy	2.8%
Communication Services	1.4%
Utilities	1.1%
Short-Term Investments	2.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.1%
Germany	13.1%
United States	11.3%
France	10.2%
Japan	8.7%
Switzerland	7.0%
Netherlands	6.5%
Italy	4.6%
Austria	3.2%
Luxembourg	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalSelect/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0074 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class R6: NRILX

Neuberger Berman

Intrinsic Value Fund

Annual Shareholder Report

August 31, 2025

Institutional Class: NINLX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.96%

How did the Fund perform last year?

The one-year period was marked by abrupt shifts in sentiment and investor preferences for stocks, sectors and themes. The Fund’s IT investments and exposure to the AI megatrend generated solid performance. Noteworthy performance also came from some of the Fund’s traditional value names. On the negative side, several of the Fund’s Health Care stocks struggled in a sector that was markedly out of favor. Stock selection in Communication Services hurt returns due predominantly to a stock specific issue with one company.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Industrials, IT and Utilities sectors

  Exposure to companies associated with AI

  Investments in Communication Services, Consumer Staples and Materials sectors

  Underweight in Financials sector versus the Russell 2000® Value Index

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,436,100	Russell 3000® Index $3,702,000	Russell 2000® Value Index $2,287,100	Russell 2000® Index $2,341,600
8/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/16	$1,029,600	$1,114,400	$1,138,000	$1,085,900
8/31/17	$1,200,500	$1,293,400	$1,291,200	$1,247,900
8/31/18	$1,452,800	$1,555,300	$1,550,100	$1,565,400
8/31/19	$1,295,400	$1,575,700	$1,319,300	$1,363,600
8/31/20	$1,390,700	$1,913,500	$1,238,200	$1,445,700
8/31/21	$2,245,100	$2,545,800	$1,974,900	$2,126,400
8/31/22	$1,895,200	$2,207,600	$1,773,800	$1,746,100
8/31/23	$2,011,200	$2,533,400	$1,812,300	$1,827,300
8/31/24	$2,201,100	$3,195,800	$2,161,100	$2,164,800
8/31/25	$2,436,100	$3,702,000	$2,287,100	$2,341,600

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	10.68%	11.86%	9.31%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Value Index	5.83%	13.06%	8.62%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,186,404,155
Number of Portfolio Holdings	94
Portfolio Turnover Rate	12%
Total Investment Advisory Fees Paid	$8,850,537

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Viasat, Inc.	4.1%
Resideo Technologies, Inc.	3.3%
Ormat Technologies, Inc.	3.1%
AerCap Holdings NV	2.8%
Kyndryl Holdings, Inc.	2.6%
KBR, Inc.	2.6%
Brightstar Lottery PLC	2.4%
Huntington Bancshares, Inc.	2.3%
Ciena Corp.	2.3%
Rambus, Inc.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	33.4%
Industrials	22.2%
Utilities	10.2%
Consumer Discretionary	7.8%
Financials	6.4%
Health Care	6.2%
Energy	5.4%
Communication Services	3.6%
Materials	3.6%
Consumer Staples	0.6%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/IntrinsicValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0222 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Institutional Class: NINLX

Neuberger Berman

Intrinsic Value Fund

Annual Shareholder Report

August 31, 2025

Class A: NINAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$140	1.33%

How did the Fund perform last year?

The one-year period was marked by abrupt shifts in sentiment and investor preferences for stocks, sectors and themes. The Fund’s IT investments and exposure to the AI megatrend generated solid performance. Noteworthy performance also came from some of the Fund’s traditional value names. On the negative side, several of the Fund’s Health Care stocks struggled in a sector that was markedly out of favor. Stock selection in Communication Services hurt returns due predominantly to a stock specific issue with one company.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Industrials, IT and Utilities sectors

  Exposure to companies associated with AI

  Investments in Communication Services, Consumer Staples and Materials sectors

  Underweight in Financials sector versus the Russell 2000® Value Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $22,128	Russell 3000® Index $37,020	Russell 2000® Value Index $22,871	Russell 2000® Index $23,416
8/31/15	$9,425	$10,000	$10,000	$10,000
8/31/16	$9,667	$11,144	$11,380	$10,859
8/31/17	$11,233	$12,934	$12,912	$12,479
8/31/18	$13,545	$15,553	$15,501	$15,654
8/31/19	$12,030	$15,757	$13,193	$13,636
8/31/20	$12,877	$19,135	$12,382	$14,457
8/31/21	$20,707	$25,458	$19,749	$21,264
8/31/22	$17,414	$22,076	$17,738	$17,461
8/31/23	$18,401	$25,334	$18,123	$18,273
8/31/24	$20,069	$31,958	$21,611	$21,648
8/31/25	$22,128	$37,020	$22,871	$23,416

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	10.26%	11.44%	8.91%
Class A (including sales charge)	3.93%	10.12%	8.27%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Value Index	5.83%	13.06%	8.62%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,186,404,155
Number of Portfolio Holdings	94
Portfolio Turnover Rate	12%
Total Investment Advisory Fees Paid	$8,850,537

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Viasat, Inc.	4.1%
Resideo Technologies, Inc.	3.3%
Ormat Technologies, Inc.	3.1%
AerCap Holdings NV	2.8%
Kyndryl Holdings, Inc.	2.6%
KBR, Inc.	2.6%
Brightstar Lottery PLC	2.4%
Huntington Bancshares, Inc.	2.3%
Ciena Corp.	2.3%
Rambus, Inc.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	33.4%
Industrials	22.2%
Utilities	10.2%
Consumer Discretionary	7.8%
Financials	6.4%
Health Care	6.2%
Energy	5.4%
Communication Services	3.6%
Materials	3.6%
Consumer Staples	0.6%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/IntrinsicValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0091 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class A: NINAX

Neuberger Berman

Intrinsic Value Fund

Annual Shareholder Report

August 31, 2025

Class C: NINCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	2.07%

How did the Fund perform last year?

The one-year period was marked by abrupt shifts in sentiment and investor preferences for stocks, sectors and themes. The Fund’s IT investments and exposure to the AI megatrend generated solid performance. Noteworthy performance also came from some of the Fund’s traditional value names. On the negative side, several of the Fund’s Health Care stocks struggled in a sector that was markedly out of favor. Stock selection in Communication Services hurt returns due predominantly to a stock specific issue with one company.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Industrials, IT and Utilities sectors

  Exposure to companies associated with AI

  Investments in Communication Services, Consumer Staples and Materials sectors

  Underweight in Financials sector versus the Russell 2000® Value Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $21,794	Russell 3000® Index $37,020	Russell 2000® Value Index $22,871	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$10,185	$11,144	$11,380	$10,859
8/31/17	$11,749	$12,934	$12,912	$12,479
8/31/18	$14,057	$15,553	$15,501	$15,654
8/31/19	$12,402	$15,757	$13,193	$13,636
8/31/20	$13,166	$19,135	$12,382	$14,457
8/31/21	$21,010	$25,458	$19,749	$21,264
8/31/22	$17,538	$22,076	$17,738	$17,461
8/31/23	$18,396	$25,334	$18,123	$18,273
8/31/24	$19,912	$31,958	$21,611	$21,648
8/31/25	$21,794	$37,020	$22,871	$23,416

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	9.45%	10.61%	8.10%
Class C (including sales charge)	8.45%	10.61%	8.10%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Value Index	5.83%	13.06%	8.62%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,186,404,155
Number of Portfolio Holdings	94
Portfolio Turnover Rate	12%
Total Investment Advisory Fees Paid	$8,850,537

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Viasat, Inc.	4.1%
Resideo Technologies, Inc.	3.3%
Ormat Technologies, Inc.	3.1%
AerCap Holdings NV	2.8%
Kyndryl Holdings, Inc.	2.6%
KBR, Inc.	2.6%
Brightstar Lottery PLC	2.4%
Huntington Bancshares, Inc.	2.3%
Ciena Corp.	2.3%
Rambus, Inc.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	33.4%
Industrials	22.2%
Utilities	10.2%
Consumer Discretionary	7.8%
Financials	6.4%
Health Care	6.2%
Energy	5.4%
Communication Services	3.6%
Materials	3.6%
Consumer Staples	0.6%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/IntrinsicValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0226 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class C: NINCX

Neuberger Berman

Intrinsic Value Fund

Annual Shareholder Report

August 31, 2025

Class R6: NRINX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$91	0.86%

How did the Fund perform last year?

The one-year period was marked by abrupt shifts in sentiment and investor preferences for stocks, sectors and themes. The Fund’s IT investments and exposure to the AI megatrend generated solid performance. Noteworthy performance also came from some of the Fund’s traditional value names. On the negative side, several of the Fund’s Health Care stocks struggled in a sector that was markedly out of favor. Stock selection in Communication Services hurt returns due predominantly to a stock specific issue with one company.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Industrials, IT and Utilities sectors

  Exposure to companies associated with AI

  Investments in Communication Services, Consumer Staples and Materials sectors

  Underweight in Financials sector versus the Russell 2000® Value Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $24,544	Russell 3000® Index $37,020	Russell 2000® Value Index $22,871	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$10,296	$11,144	$11,380	$10,859
8/31/17	$12,005	$12,934	$12,912	$12,479
8/31/18	$14,528	$15,553	$15,501	$15,654
8/31/19	$12,972	$15,757	$13,193	$13,636
8/31/20	$13,943	$19,135	$12,382	$14,457
8/31/21	$22,524	$25,458	$19,749	$21,264
8/31/22	$19,035	$22,076	$17,738	$17,461
8/31/23	$20,224	$25,334	$18,123	$18,273
8/31/24	$22,154	$31,958	$21,611	$21,648
8/31/25	$24,544	$37,020	$22,871	$23,416

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	10.79%	11.97%	9.39%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Value Index	5.83%	13.06%	8.62%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class R6's inception date of January 18, 2019 is that of the Fund's Institutional Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,186,404,155
Number of Portfolio Holdings	94
Portfolio Turnover Rate	12%
Total Investment Advisory Fees Paid	$8,850,537

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Viasat, Inc.	4.1%
Resideo Technologies, Inc.	3.3%
Ormat Technologies, Inc.	3.1%
AerCap Holdings NV	2.8%
Kyndryl Holdings, Inc.	2.6%
KBR, Inc.	2.6%
Brightstar Lottery PLC	2.4%
Huntington Bancshares, Inc.	2.3%
Ciena Corp.	2.3%
Rambus, Inc.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	33.4%
Industrials	22.2%
Utilities	10.2%
Consumer Discretionary	7.8%
Financials	6.4%
Health Care	6.2%
Energy	5.4%
Communication Services	3.6%
Materials	3.6%
Consumer Staples	0.6%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/IntrinsicValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0092 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class R6: NRINX

Neuberger Berman

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Investor Class: NGUAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$87	0.80%

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) on a relative basis driven by both stock selection and sector allocation decisions. Positioning in the Consumer Discretionary sector negatively impacted relative performance as a result of defensive positioning within the sector by the Fund. In addition, the IT sector negatively impacted relative performance with holdings in the Software industry as the largest headwind within that sector.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Health Care and Consumer Staples sectors

  An overweight in the Utilities sector and underweights in the Health Care and Consumer Staples sectors versus the Index

  Stock selection in the Consumer Discretionary sector and, to a lesser extent, in the IT sector

  An underweight in the IT sector and an overweight to pre-IPO positions in privately held investments (which involve greater risk than publicly traded securities and are generally less liquid) that lagged the broader Index of publicly traded companies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $43,005	S&P 500® Index $39,076	Russell 1000® Growth Index $51,995
8/31/15	$10,000	$10,000	$10,000
8/31/16	$10,845	$11,255	$11,054
8/31/17	$12,753	$13,082	$13,355
8/31/18	$15,541	$15,655	$16,992
8/31/19	$16,168	$16,112	$17,718
8/31/20	$21,949	$19,647	$25,574
8/31/21	$29,740	$25,770	$32,869
8/31/22	$24,637	$22,876	$26,605
8/31/23	$29,080	$26,524	$32,441
8/31/24	$36,292	$33,721	$42,418
8/31/25	$43,005	$39,076	$51,995

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	18.50%	14.40%	15.70%
S&P 500® Index	15.88%	14.74%	14.60%
Russell 1000® Growth Index	22.58%	15.25%	17.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$2,608,240,539
Number of Portfolio Holdings	75
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$11,669,921

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	12.2%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc. Class A	6.1%
Alphabet, Inc. Class A	5.3%
Broadcom, Inc.	5.3%
Apple, Inc.	4.9%
Fanatics Holdings, Inc. Class A	3.3%
Mastercard, Inc. Class A	2.9%
Netflix, Inc.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	40.5%
Communication Services	15.9%
Consumer Discretionary	13.6%
Financials	12.3%
Industrials	7.5%
Health Care	5.5%
Consumer Staples	3.0%
Utilities	1.3%
Energy	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0095 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Investor Class: NGUAX

Neuberger Berman

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Trust Class: NBGTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$109	1.00%

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) on a relative basis driven by both stock selection and sector allocation decisions. Positioning in the Consumer Discretionary sector negatively impacted relative performance as a result of defensive positioning within the sector by the Fund. In addition, the IT sector negatively impacted relative performance with holdings in the Software industry as the largest headwind within that sector.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Health Care and Consumer Staples sectors

  An overweight in the Utilities sector and underweights in the Health Care and Consumer Staples sectors versus the Index

  Stock selection in the Consumer Discretionary sector and, to a lesser extent, in the IT sector

  An underweight in the IT sector and an overweight to pre-IPO positions in privately held investments (which involve greater risk than publicly traded securities and are generally less liquid) that lagged the broader Index of publicly traded companies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $42,224	S&P 500® Index $39,076	Russell 1000® Growth Index $51,995
8/31/15	$10,000	$10,000	$10,000
8/31/16	$10,831	$11,255	$11,054
8/31/17	$12,712	$13,082	$13,355
8/31/18	$15,478	$15,655	$16,992
8/31/19	$16,062	$16,112	$17,718
8/31/20	$21,771	$19,647	$25,574
8/31/21	$29,436	$25,770	$32,869
8/31/22	$24,342	$22,876	$26,605
8/31/23	$28,679	$26,524	$32,441
8/31/24	$35,716	$33,721	$42,418
8/31/25	$42,224	$39,076	$51,995

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	18.22%	14.17%	15.49%
S&P 500® Index	15.88%	14.74%	14.60%
Russell 1000® Growth Index	22.58%	15.25%	17.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$2,608,240,539
Number of Portfolio Holdings	75
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$11,669,921

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	12.2%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc. Class A	6.1%
Alphabet, Inc. Class A	5.3%
Broadcom, Inc.	5.3%
Apple, Inc.	4.9%
Fanatics Holdings, Inc. Class A	3.3%
Mastercard, Inc. Class A	2.9%
Netflix, Inc.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	40.5%
Communication Services	15.9%
Consumer Discretionary	13.6%
Financials	12.3%
Industrials	7.5%
Health Care	5.5%
Consumer Staples	3.0%
Utilities	1.3%
Energy	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0096 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Trust Class: NBGTX

Neuberger Berman

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Advisor Class: NBGUX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$152	1.40%

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) on a relative basis driven by both stock selection and sector allocation decisions. Positioning in the Consumer Discretionary sector negatively impacted relative performance as a result of defensive positioning within the sector by the Fund. In addition, the IT sector negatively impacted relative performance with holdings in the Software industry as the largest headwind within that sector.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Health Care and Consumer Staples sectors

  An overweight in the Utilities sector and underweights in the Health Care and Consumer Staples sectors versus the Index

  Stock selection in the Consumer Discretionary sector and, to a lesser extent, in the IT sector

  An underweight in the IT sector and an overweight to pre-IPO positions in privately held investments (which involve greater risk than publicly traded securities and are generally less liquid) that lagged the broader Index of publicly traded companies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Advisor Class $41,013	S&P 500® Index $39,076	Russell 1000® Growth Index $51,995
8/31/15	$10,000	$10,000	$10,000
8/31/16	$10,803	$11,255	$11,054
8/31/17	$12,667	$13,082	$13,355
8/31/18	$15,371	$15,655	$16,992
8/31/19	$15,894	$16,112	$17,718
8/31/20	$21,486	$19,647	$25,574
8/31/21	$28,995	$25,770	$32,869
8/31/22	$23,934	$22,876	$26,605
8/31/23	$28,076	$26,524	$32,441
8/31/24	$34,811	$33,721	$42,418
8/31/25	$41,013	$39,076	$51,995

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Advisor Class	17.82%	13.80%	15.16%
S&P 500® Index	15.88%	14.74%	14.60%
Russell 1000® Growth Index	22.58%	15.25%	17.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$2,608,240,539
Number of Portfolio Holdings	75
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$11,669,921

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	12.2%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc. Class A	6.1%
Alphabet, Inc. Class A	5.3%
Broadcom, Inc.	5.3%
Apple, Inc.	4.9%
Fanatics Holdings, Inc. Class A	3.3%
Mastercard, Inc. Class A	2.9%
Netflix, Inc.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	40.5%
Communication Services	15.9%
Consumer Discretionary	13.6%
Financials	12.3%
Industrials	7.5%
Health Care	5.5%
Consumer Staples	3.0%
Utilities	1.3%
Energy	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0102 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Advisor Class: NBGUX

Neuberger Berman

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Institutional Class: NGDLX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.65%

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) on a relative basis driven by both stock selection and sector allocation decisions. Positioning in the Consumer Discretionary sector negatively impacted relative performance as a result of defensive positioning within the sector by the Fund. In addition, the IT sector negatively impacted relative performance with holdings in the Software industry as the largest headwind within that sector.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Health Care and Consumer Staples sectors

  An overweight in the Utilities sector and underweights in the Health Care and Consumer Staples sectors versus the Index

  Stock selection in the Consumer Discretionary sector and, to a lesser extent, in the IT sector

  An underweight in the IT sector and an overweight to pre-IPO positions in privately held investments (which involve greater risk than publicly traded securities and are generally less liquid) that lagged the broader Index of publicly traded companies

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $4,371,000	S&P 500® Index $3,907,600	Russell 1000® Growth Index $5,199,500
8/31/15	$1,000,000	$1,000,000	$1,000,000
8/31/16	$1,086,800	$1,125,500	$1,105,400
8/31/17	$1,279,500	$1,308,200	$1,335,500
8/31/18	$1,562,800	$1,565,500	$1,699,200
8/31/19	$1,628,300	$1,611,200	$1,771,800
8/31/20	$2,214,900	$1,964,700	$2,557,400
8/31/21	$3,005,200	$2,577,000	$3,286,900
8/31/22	$2,492,600	$2,287,600	$2,660,500
8/31/23	$2,947,300	$2,652,400	$3,244,100
8/31/24	$3,684,200	$3,372,100	$4,241,800
8/31/25	$4,371,000	$3,907,600	$5,199,500

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	18.64%	14.56%	15.89%
S&P 500® Index	15.88%	14.74%	14.60%
Russell 1000® Growth Index	22.58%	15.25%	17.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$2,608,240,539
Number of Portfolio Holdings	75
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$11,669,921

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	12.2%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc. Class A	6.1%
Alphabet, Inc. Class A	5.3%
Broadcom, Inc.	5.3%
Apple, Inc.	4.9%
Fanatics Holdings, Inc. Class A	3.3%
Mastercard, Inc. Class A	2.9%
Netflix, Inc.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	40.5%
Communication Services	15.9%
Consumer Discretionary	13.6%
Financials	12.3%
Industrials	7.5%
Health Care	5.5%
Consumer Staples	3.0%
Utilities	1.3%
Energy	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0101 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Institutional Class: NGDLX

Neuberger Berman

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Class A: NGDAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.02%

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) on a relative basis driven by both stock selection and sector allocation decisions. Positioning in the Consumer Discretionary sector negatively impacted relative performance as a result of defensive positioning within the sector by the Fund. In addition, the IT sector negatively impacted relative performance with holdings in the Software industry as the largest headwind within that sector.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Health Care and Consumer Staples sectors

  An overweight in the Utilities sector and underweights in the Health Care and Consumer Staples sectors versus the Index

  Stock selection in the Consumer Discretionary sector and, to a lesser extent, in the IT sector

  An underweight in the IT sector and an overweight to pre-IPO positions in privately held investments (which involve greater risk than publicly traded securities and are generally less liquid) that lagged the broader Index of publicly traded companies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $39,686	S&P 500® Index $39,076	Russell 1000® Growth Index $51,995
8/31/15	$9,425	$10,000	$10,000
8/31/16	$10,207	$11,255	$11,054
8/31/17	$11,971	$13,082	$13,355
8/31/18	$14,566	$15,655	$16,992
8/31/19	$15,117	$16,112	$17,718
8/31/20	$20,483	$19,647	$25,574
8/31/21	$27,682	$25,770	$32,869
8/31/22	$22,884	$22,876	$26,605
8/31/23	$26,958	$26,524	$32,441
8/31/24	$33,566	$33,721	$42,418
8/31/25	$39,686	$39,076	$51,995

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	18.23%	14.14%	15.46%
Class A (including sales charge)	11.44%	12.80%	14.78%
S&P 500® Index	15.88%	14.74%	14.60%
Russell 1000® Growth Index	22.58%	15.25%	17.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$2,608,240,539
Number of Portfolio Holdings	75
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$11,669,921

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	12.2%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc. Class A	6.1%
Alphabet, Inc. Class A	5.3%
Broadcom, Inc.	5.3%
Apple, Inc.	4.9%
Fanatics Holdings, Inc. Class A	3.3%
Mastercard, Inc. Class A	2.9%
Netflix, Inc.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	40.5%
Communication Services	15.9%
Consumer Discretionary	13.6%
Financials	12.3%
Industrials	7.5%
Health Care	5.5%
Consumer Staples	3.0%
Utilities	1.3%
Energy	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0097 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class A: NGDAX

Neuberger Berman

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Class C: NGDCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.76%

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) on a relative basis driven by both stock selection and sector allocation decisions. Positioning in the Consumer Discretionary sector negatively impacted relative performance as a result of defensive positioning within the sector by the Fund. In addition, the IT sector negatively impacted relative performance with holdings in the Software industry as the largest headwind within that sector.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Health Care and Consumer Staples sectors

  An overweight in the Utilities sector and underweights in the Health Care and Consumer Staples sectors versus the Index

  Stock selection in the Consumer Discretionary sector and, to a lesser extent, in the IT sector

  An underweight in the IT sector and an overweight to pre-IPO positions in privately held investments (which involve greater risk than publicly traded securities and are generally less liquid) that lagged the broader Index of publicly traded companies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $39,123	S&P 500® Index $39,076	Russell 1000® Growth Index $51,995
8/31/15	$10,000	$10,000	$10,000
8/31/16	$10,747	$11,255	$11,054
8/31/17	$12,524	$13,082	$13,355
8/31/18	$15,122	$15,655	$16,992
8/31/19	$15,575	$16,112	$17,718
8/31/20	$20,954	$19,647	$25,574
8/31/21	$28,113	$25,770	$32,869
8/31/22	$23,061	$22,876	$26,605
8/31/23	$26,967	$26,524	$32,441
8/31/24	$33,337	$33,721	$42,418
8/31/25	$39,123	$39,076	$51,995

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	17.36%	13.30%	14.62%
Class C (including sales charge)	16.36%	13.30%	14.62%
S&P 500® Index	15.88%	14.74%	14.60%
Russell 1000® Growth Index	22.58%	15.25%	17.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$2,608,240,539
Number of Portfolio Holdings	75
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$11,669,921

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	12.2%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc. Class A	6.1%
Alphabet, Inc. Class A	5.3%
Broadcom, Inc.	5.3%
Apple, Inc.	4.9%
Fanatics Holdings, Inc. Class A	3.3%
Mastercard, Inc. Class A	2.9%
Netflix, Inc.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	40.5%
Communication Services	15.9%
Consumer Discretionary	13.6%
Financials	12.3%
Industrials	7.5%
Health Care	5.5%
Consumer Staples	3.0%
Utilities	1.3%
Energy	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0100 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class C: NGDCX

Neuberger Berman

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Class R3: NGDRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$142	1.30%

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) on a relative basis driven by both stock selection and sector allocation decisions. Positioning in the Consumer Discretionary sector negatively impacted relative performance as a result of defensive positioning within the sector by the Fund. In addition, the IT sector negatively impacted relative performance with holdings in the Software industry as the largest headwind within that sector.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Health Care and Consumer Staples sectors

  An overweight in the Utilities sector and underweights in the Health Care and Consumer Staples sectors versus the Index

  Stock selection in the Consumer Discretionary sector and, to a lesser extent, in the IT sector

  An underweight in the IT sector and an overweight to pre-IPO positions in privately held investments (which involve greater risk than publicly traded securities and are generally less liquid) that lagged the broader Index of publicly traded companies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $40,945	S&P 500® Index $39,076	Russell 1000® Growth Index $51,995
8/31/15	$10,000	$10,000	$10,000
8/31/16	$10,800	$11,255	$11,054
8/31/17	$12,638	$13,082	$13,355
8/31/18	$15,334	$15,655	$16,992
8/31/19	$15,872	$16,112	$17,718
8/31/20	$21,436	$19,647	$25,574
8/31/21	$28,889	$25,770	$32,869
8/31/22	$23,804	$22,876	$26,605
8/31/23	$27,965	$26,524	$32,441
8/31/24	$34,728	$33,721	$42,418
8/31/25	$40,945	$39,076	$51,995

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R3	17.90%	13.82%	15.14%
S&P 500® Index	15.88%	14.74%	14.60%
Russell 1000® Growth Index	22.58%	15.25%	17.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$2,608,240,539
Number of Portfolio Holdings	75
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$11,669,921

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	12.2%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc. Class A	6.1%
Alphabet, Inc. Class A	5.3%
Broadcom, Inc.	5.3%
Apple, Inc.	4.9%
Fanatics Holdings, Inc. Class A	3.3%
Mastercard, Inc. Class A	2.9%
Netflix, Inc.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	40.5%
Communication Services	15.9%
Consumer Discretionary	13.6%
Financials	12.3%
Industrials	7.5%
Health Care	5.5%
Consumer Staples	3.0%
Utilities	1.3%
Energy	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0098 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class R3: NGDRX

Neuberger Berman

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Class R6: NGRDX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	0.56%

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) on a relative basis driven by both stock selection and sector allocation decisions. Positioning in the Consumer Discretionary sector negatively impacted relative performance as a result of defensive positioning within the sector by the Fund. In addition, the IT sector negatively impacted relative performance with holdings in the Software industry as the largest headwind within that sector.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Health Care and Consumer Staples sectors

  An overweight in the Utilities sector and underweights in the Health Care and Consumer Staples sectors versus the Index

  Stock selection in the Consumer Discretionary sector and, to a lesser extent, in the IT sector

  An underweight in the IT sector and an overweight to pre-IPO positions in privately held investments (which involve greater risk than publicly traded securities and are generally less liquid) that lagged the broader Index of publicly traded companies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $43,594	S&P 500® Index $39,076	Russell 1000® Growth Index $51,995
8/31/15	$10,000	$10,000	$10,000
8/31/16	$10,845	$11,255	$11,054
8/31/17	$12,753	$13,082	$13,355
8/31/18	$15,541	$15,655	$16,992
8/31/19	$16,176	$16,112	$17,718
8/31/20	$22,014	$19,647	$25,574
8/31/21	$29,877	$25,770	$32,869
8/31/22	$24,793	$22,876	$26,605
8/31/23	$29,338	$26,524	$32,441
8/31/24	$36,699	$33,721	$42,418
8/31/25	$43,594	$39,076	$51,995

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	18.79%	14.64%	15.86%
S&P 500® Index	15.88%	14.74%	14.60%
Russell 1000® Growth Index	22.58%	15.25%	17.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class R6's inception date of March 29, 2019 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$2,608,240,539
Number of Portfolio Holdings	75
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$11,669,921

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	12.2%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc. Class A	6.1%
Alphabet, Inc. Class A	5.3%
Broadcom, Inc.	5.3%
Apple, Inc.	4.9%
Fanatics Holdings, Inc. Class A	3.3%
Mastercard, Inc. Class A	2.9%
Netflix, Inc.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	40.5%
Communication Services	15.9%
Consumer Discretionary	13.6%
Financials	12.3%
Industrials	7.5%
Health Care	5.5%
Consumer Staples	3.0%
Utilities	1.3%
Energy	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024 For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/LargeCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Effective December 18, 2024, the Fund's Class R6 contractual expense limitation was reduced by 0.01%.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0099 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class R6: NGRDX

Neuberger Berman

Large Cap Value Fund

Annual Shareholder Report

August 31, 2025

Investor Class: NPRTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	0.74%

How did the Fund perform last year?

The Fund posted a strong return but lagged the Russell 1000® Value Index (the Index) on a relative basis. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Wheaton Precious Metals and Agnico Eagle Mines. Individual stock detractors included overweights in Newmont Corp. (which was sold during the period) and Danaher Corp. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Real Estate sector versus the Index

  Stock selection in the Industrials and Utilities sectors

  An underweight in the Communication Services sector and overweight in the Health Care sector versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $30,455	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,316	$11,169	$11,292
8/31/17	$13,113	$12,974	$12,600
8/31/18	$14,805	$15,545	$14,171
8/31/19	$15,730	$15,933	$14,258
8/31/20	$16,238	$19,518	$14,378
8/31/21	$24,366	$25,812	$19,618
8/31/22	$23,299	$22,466	$18,397
8/31/23	$24,595	$25,926	$19,978
8/31/24	$28,140	$32,822	$24,203
8/31/25	$30,455	$38,151	$26,461

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	8.23%	13.40%	11.78%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$8,359,100,053
Number of Portfolio Holdings	80
Portfolio Turnover Rate	106%
Total Investment Advisory Fees Paid	$35,276,962

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.3%
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.7%
Boeing Co.	3.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Southern Copper Corp.	2.7%
Chevron Corp.	2.5%
PNC Financial Services Group, Inc.	2.5%
Capital One Financial Corp.	2.4%
Linde PLC	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	20.7%
Health Care	15.5%
Materials	12.7%
Industrials	11.6%
Energy	10.8%
Consumer Staples	6.0%
Information Technology	5.5%
Utilities	5.4%
Consumer Discretionary	4.4%
Communication Services	3.1%
Real Estate	1.3%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0111 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Investor Class: NPRTX

Neuberger Berman

Large Cap Value Fund

Annual Shareholder Report

August 31, 2025

Trust Class: NBPTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$99	0.95%

How did the Fund perform last year?

The Fund posted a strong return but lagged the Russell 1000® Value Index (the Index) on a relative basis. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Wheaton Precious Metals and Agnico Eagle Mines. Individual stock detractors included overweights in Newmont Corp. (which was sold during the period) and Danaher Corp. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Real Estate sector versus the Index

  Stock selection in the Industrials and Utilities sectors

  An underweight in the Communication Services sector and overweight in the Health Care sector versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $29,905	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,297	$11,169	$11,292
8/31/17	$13,079	$12,974	$12,600
8/31/18	$14,738	$15,545	$14,171
8/31/19	$15,627	$15,933	$14,258
8/31/20	$16,104	$19,518	$14,378
8/31/21	$24,116	$25,812	$19,618
8/31/22	$23,015	$22,466	$18,397
8/31/23	$24,247	$25,926	$19,978
8/31/24	$27,686	$32,822	$24,203
8/31/25	$29,905	$38,151	$26,461

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	8.01%	13.18%	11.58%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$8,359,100,053
Number of Portfolio Holdings	80
Portfolio Turnover Rate	106%
Total Investment Advisory Fees Paid	$35,276,962

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.3%
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.7%
Boeing Co.	3.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Southern Copper Corp.	2.7%
Chevron Corp.	2.5%
PNC Financial Services Group, Inc.	2.5%
Capital One Financial Corp.	2.4%
Linde PLC	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	20.7%
Health Care	15.5%
Materials	12.7%
Industrials	11.6%
Energy	10.8%
Consumer Staples	6.0%
Information Technology	5.5%
Utilities	5.4%
Consumer Discretionary	4.4%
Communication Services	3.1%
Real Estate	1.3%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0112 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Trust Class: NBPTX

Neuberger Berman

Large Cap Value Fund

Annual Shareholder Report

August 31, 2025

Advisor Class: NBPBX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$114	1.10%

How did the Fund perform last year?

The Fund posted a strong return but lagged the Russell 1000® Value Index (the Index) on a relative basis. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Wheaton Precious Metals and Agnico Eagle Mines. Individual stock detractors included overweights in Newmont Corp. (which was sold during the period) and Danaher Corp. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Real Estate sector versus the Index

  Stock selection in the Industrials and Utilities sectors

  An underweight in the Communication Services sector and overweight in the Health Care sector versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Advisor Class $29,452	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,281	$11,169	$11,292
8/31/17	$13,031	$12,974	$12,600
8/31/18	$14,668	$15,545	$14,171
8/31/19	$15,533	$15,933	$14,258
8/31/20	$15,984	$19,518	$14,378
8/31/21	$23,892	$25,812	$19,618
8/31/22	$22,768	$22,466	$18,397
8/31/23	$23,950	$25,926	$19,978
8/31/24	$27,310	$32,822	$24,203
8/31/25	$29,452	$38,151	$26,461

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Advisor Class	7.85%	13.00%	11.41%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$8,359,100,053
Number of Portfolio Holdings	80
Portfolio Turnover Rate	106%
Total Investment Advisory Fees Paid	$35,276,962

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.3%
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.7%
Boeing Co.	3.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Southern Copper Corp.	2.7%
Chevron Corp.	2.5%
PNC Financial Services Group, Inc.	2.5%
Capital One Financial Corp.	2.4%
Linde PLC	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	20.7%
Health Care	15.5%
Materials	12.7%
Industrials	11.6%
Energy	10.8%
Consumer Staples	6.0%
Information Technology	5.5%
Utilities	5.4%
Consumer Discretionary	4.4%
Communication Services	3.1%
Real Estate	1.3%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0119 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Advisor Class: NBPBX

Neuberger Berman

Large Cap Value Fund

Annual Shareholder Report

August 31, 2025

Institutional Class: NBPIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	0.60%

How did the Fund perform last year?

The Fund posted a strong return but lagged the Russell 1000® Value Index (the Index) on a relative basis. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Wheaton Precious Metals and Agnico Eagle Mines. Individual stock detractors included overweights in Newmont Corp. (which was sold during the period) and Danaher Corp. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Real Estate sector versus the Index

  Stock selection in the Industrials and Utilities sectors

  An underweight in the Communication Services sector and overweight in the Health Care sector versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $3,094,900	Russell 1000® Index $3,815,100	Russell 1000® Value Index $2,646,100
8/31/15	$1,000,000	$1,000,000	$1,000,000
8/31/16	$1,133,800	$1,116,900	$1,129,200
8/31/17	$1,315,700	$1,297,400	$1,260,000
8/31/18	$1,488,100	$1,554,500	$1,417,100
8/31/19	$1,583,600	$1,593,300	$1,425,800
8/31/20	$1,637,800	$1,951,800	$1,437,800
8/31/21	$2,460,700	$2,581,200	$1,961,800
8/31/22	$2,357,100	$2,246,600	$1,839,700
8/31/23	$2,491,800	$2,592,600	$1,997,800
8/31/24	$2,855,700	$3,282,200	$2,420,300
8/31/25	$3,094,900	$3,815,100	$2,646,100

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	8.38%	13.57%	11.96%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$8,359,100,053
Number of Portfolio Holdings	80
Portfolio Turnover Rate	106%
Total Investment Advisory Fees Paid	$35,276,962

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.3%
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.7%
Boeing Co.	3.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Southern Copper Corp.	2.7%
Chevron Corp.	2.5%
PNC Financial Services Group, Inc.	2.5%
Capital One Financial Corp.	2.4%
Linde PLC	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	20.7%
Health Care	15.5%
Materials	12.7%
Industrials	11.6%
Energy	10.8%
Consumer Staples	6.0%
Information Technology	5.5%
Utilities	5.4%
Consumer Discretionary	4.4%
Communication Services	3.1%
Real Estate	1.3%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0118 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Institutional Class: NBPIX

Neuberger Berman

Large Cap Value Fund

Annual Shareholder Report

August 31, 2025

Class A: NPNAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.96%

How did the Fund perform last year?

The Fund posted a strong return but lagged the Russell 1000® Value Index (the Index) on a relative basis. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Wheaton Precious Metals and Agnico Eagle Mines. Individual stock detractors included overweights in Newmont Corp. (which was sold during the period) and Danaher Corp. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Real Estate sector versus the Index

  Stock selection in the Industrials and Utilities sectors

  An underweight in the Communication Services sector and overweight in the Health Care sector versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $28,096	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$9,425	$10,000	$10,000
8/31/16	$10,646	$11,169	$11,292
8/31/17	$12,312	$12,974	$12,600
8/31/18	$13,874	$15,545	$14,171
8/31/19	$14,705	$15,933	$14,258
8/31/20	$15,150	$19,518	$14,378
8/31/21	$22,674	$25,812	$19,618
8/31/22	$21,636	$22,466	$18,397
8/31/23	$22,788	$25,926	$19,978
8/31/24	$26,015	$32,822	$24,203
8/31/25	$28,096	$38,151	$26,461

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	8.00%	13.15%	11.54%
Class A (including sales charge)	1.78%	11.82%	10.88%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$8,359,100,053
Number of Portfolio Holdings	80
Portfolio Turnover Rate	106%
Total Investment Advisory Fees Paid	$35,276,962

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.3%
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.7%
Boeing Co.	3.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Southern Copper Corp.	2.7%
Chevron Corp.	2.5%
PNC Financial Services Group, Inc.	2.5%
Capital One Financial Corp.	2.4%
Linde PLC	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	20.7%
Health Care	15.5%
Materials	12.7%
Industrials	11.6%
Energy	10.8%
Consumer Staples	6.0%
Information Technology	5.5%
Utilities	5.4%
Consumer Discretionary	4.4%
Communication Services	3.1%
Real Estate	1.3%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0113 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class A: NPNAX

Neuberger Berman

Large Cap Value Fund

Annual Shareholder Report

August 31, 2025

Class C: NPNCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.71%

How did the Fund perform last year?

The Fund posted a strong return but lagged the Russell 1000® Value Index (the Index) on a relative basis. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Wheaton Precious Metals and Agnico Eagle Mines. Individual stock detractors included overweights in Newmont Corp. (which was sold during the period) and Danaher Corp. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Real Estate sector versus the Index

  Stock selection in the Industrials and Utilities sectors

  An underweight in the Communication Services sector and overweight in the Health Care sector versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $27,691	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,209	$11,169	$11,292
8/31/17	$12,872	$12,974	$12,600
8/31/18	$14,395	$15,545	$14,171
8/31/19	$15,150	$15,933	$14,258
8/31/20	$15,494	$19,518	$14,378
8/31/21	$23,023	$25,812	$19,618
8/31/22	$21,807	$22,466	$18,397
8/31/23	$22,797	$25,926	$19,978
8/31/24	$25,836	$32,822	$24,203
8/31/25	$27,691	$38,151	$26,461

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	7.18%	12.32%	10.72%
Class C (including sales charge)	6.18%	12.32%	10.72%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$8,359,100,053
Number of Portfolio Holdings	80
Portfolio Turnover Rate	106%
Total Investment Advisory Fees Paid	$35,276,962

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.3%
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.7%
Boeing Co.	3.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Southern Copper Corp.	2.7%
Chevron Corp.	2.5%
PNC Financial Services Group, Inc.	2.5%
Capital One Financial Corp.	2.4%
Linde PLC	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	20.7%
Health Care	15.5%
Materials	12.7%
Industrials	11.6%
Energy	10.8%
Consumer Staples	6.0%
Information Technology	5.5%
Utilities	5.4%
Consumer Discretionary	4.4%
Communication Services	3.1%
Real Estate	1.3%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0117 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class C: NPNCX

Neuberger Berman

Large Cap Value Fund

Annual Shareholder Report

August 31, 2025

Class R3: NPNRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$129	1.24%

How did the Fund perform last year?

The Fund posted a strong return but lagged the Russell 1000® Value Index (the Index) on a relative basis. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Wheaton Precious Metals and Agnico Eagle Mines. Individual stock detractors included overweights in Newmont Corp. (which was sold during the period) and Danaher Corp. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Real Estate sector versus the Index

  Stock selection in the Industrials and Utilities sectors

  An underweight in the Communication Services sector and overweight in the Health Care sector versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $28,994	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,258	$11,169	$11,292
8/31/17	$12,978	$12,974	$12,600
8/31/18	$14,586	$15,545	$14,171
8/31/19	$15,422	$15,933	$14,258
8/31/20	$15,845	$19,518	$14,378
8/31/21	$23,650	$25,812	$19,618
8/31/22	$22,509	$22,466	$18,397
8/31/23	$23,644	$25,926	$19,978
8/31/24	$26,924	$32,822	$24,203
8/31/25	$28,994	$38,151	$26,461

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R3	7.69%	12.85%	11.23%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$8,359,100,053
Number of Portfolio Holdings	80
Portfolio Turnover Rate	106%
Total Investment Advisory Fees Paid	$35,276,962

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.3%
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.7%
Boeing Co.	3.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Southern Copper Corp.	2.7%
Chevron Corp.	2.5%
PNC Financial Services Group, Inc.	2.5%
Capital One Financial Corp.	2.4%
Linde PLC	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	20.7%
Health Care	15.5%
Materials	12.7%
Industrials	11.6%
Energy	10.8%
Consumer Staples	6.0%
Information Technology	5.5%
Utilities	5.4%
Consumer Discretionary	4.4%
Communication Services	3.1%
Real Estate	1.3%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0115 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class R3: NPNRX

Neuberger Berman

Large Cap Value Fund

Annual Shareholder Report

August 31, 2025

Class R6: NRLCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52	0.50%

How did the Fund perform last year?

The Fund posted a strong return but lagged the Russell 1000® Value Index (the Index) on a relative basis. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Wheaton Precious Metals and Agnico Eagle Mines. Individual stock detractors included overweights in Newmont Corp. (which was sold during the period) and Danaher Corp. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Real Estate sector versus the Index

  Stock selection in the Industrials and Utilities sectors

  An underweight in the Communication Services sector and overweight in the Health Care sector versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $30,962	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,316	$11,169	$11,292
8/31/17	$13,113	$12,974	$12,600
8/31/18	$14,805	$15,545	$14,171
8/31/19	$15,752	$15,933	$14,258
8/31/20	$16,309	$19,518	$14,378
8/31/21	$24,526	$25,812	$19,618
8/31/22	$23,514	$22,466	$18,397
8/31/23	$24,876	$25,926	$19,978
8/31/24	$28,537	$32,822	$24,203
8/31/25	$30,962	$38,151	$26,461

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	8.50%	13.68%	11.97%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class R6's inception date of January 18, 2019 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$8,359,100,053
Number of Portfolio Holdings	80
Portfolio Turnover Rate	106%
Total Investment Advisory Fees Paid	$35,276,962

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.3%
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.7%
Boeing Co.	3.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Southern Copper Corp.	2.7%
Chevron Corp.	2.5%
PNC Financial Services Group, Inc.	2.5%
Capital One Financial Corp.	2.4%
Linde PLC	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	20.7%
Health Care	15.5%
Materials	12.7%
Industrials	11.6%
Energy	10.8%
Consumer Staples	6.0%
Information Technology	5.5%
Utilities	5.4%
Consumer Discretionary	4.4%
Communication Services	3.1%
Real Estate	1.3%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0116 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class R6: NRLCX

Neuberger Berman

Large Cap Value Fund

Annual Shareholder Report

August 31, 2025

Class E: NPNEX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$2	0.02%

How did the Fund perform last year?

The Fund posted a strong return but lagged the Russell 1000® Value Index (the Index) on a relative basis. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Wheaton Precious Metals and Agnico Eagle Mines. Individual stock detractors included overweights in Newmont Corp. (which was sold during the period) and Danaher Corp. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Real Estate sector versus the Index

  Stock selection in the Industrials and Utilities sectors

  An underweight in the Communication Services sector and overweight in the Health Care sector versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $31,268	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,316	$11,169	$11,292
8/31/17	$13,113	$12,974	$12,600
8/31/18	$14,805	$15,545	$14,171
8/31/19	$15,730	$15,933	$14,258
8/31/20	$16,238	$19,518	$14,378
8/31/21	$24,366	$25,812	$19,618
8/31/22	$23,406	$22,466	$18,397
8/31/23	$24,886	$25,926	$19,978
8/31/24	$28,687	$32,822	$24,203
8/31/25	$31,268	$38,151	$26,461

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class E	9.00%	14.00%	12.08%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Investor Class, which had higher expenses than Class E so its performance typically would have been lower than Class E. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$8,359,100,053
Number of Portfolio Holdings	80
Portfolio Turnover Rate	106%
Total Investment Advisory Fees Paid	$35,276,962

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.3%
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.7%
Boeing Co.	3.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Southern Copper Corp.	2.7%
Chevron Corp.	2.5%
PNC Financial Services Group, Inc.	2.5%
Capital One Financial Corp.	2.4%
Linde PLC	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	20.7%
Health Care	15.5%
Materials	12.7%
Industrials	11.6%
Energy	10.8%
Consumer Staples	6.0%
Information Technology	5.5%
Utilities	5.4%
Consumer Discretionary	4.4%
Communication Services	3.1%
Real Estate	1.3%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0114 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class E: NPNEX

Neuberger Berman

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Investor Class: NMANX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	0.83%

How did the Fund perform last year?

Looking back, continued economic resiliency and consistently solid-to-strong corporate fundamentals broadly boosted the mid-cap growth segment to new highs. However, despite the overall positive momentum, macro-level influences and policy uncertainty fostered a rollercoaster ride of risk-on/risk-off sentiment across multiple distinct and varied mini-market regimes. Working through the challenges of navigating an unpredictable and highly rotational market, the Fund delivered a strong double-digit absolute positive return that trailed the Russell Midcap® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT and Communication Services sectors

  Digital transformation secular growth trend, including AI

  Investments in the Consumer Discretionary, Industrials and Health Care sectors

  A lack of clarity on tariffs weighed on multiple market segments

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $29,137	Russell 3000® Index $37,020	Russell Midcap® Growth Index $33,818	Russell Midcap® Index $28,093
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,830	$11,144	$10,700	$10,991
8/31/17	$11,383	$12,934	$12,254	$12,359
8/31/18	$14,428	$15,553	$15,324	$14,570
8/31/19	$15,126	$15,757	$16,238	$14,650
8/31/20	$18,446	$19,135	$20,063	$15,928
8/31/21	$25,017	$25,458	$27,119	$22,497
8/31/22	$18,782	$22,076	$19,881	$19,163
8/31/23	$19,611	$25,334	$22,466	$20,768
8/31/24	$23,601	$31,958	$26,749	$24,954
8/31/25	$29,137	$37,020	$33,818	$28,093

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	23.45%	9.57%	11.29%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Growth Index	26.42%	11.01%	12.96%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$2,069,060,141
Number of Portfolio Holdings	68
Portfolio Turnover Rate	144%
Total Investment Advisory Fees Paid	$8,953,599

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Royal Caribbean Cruises Ltd.	3.7%
Cloudflare, Inc. Class A	3.1%
Hilton Worldwide Holdings, Inc.	2.7%
Carvana Co.	2.6%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%
Toast, Inc. Class A	2.5%
Cencora, Inc.	2.5%
Datadog, Inc. Class A	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	21.7%
Consumer Discretionary	21.6%
Industrials	21.4%
Health Care	12.0%
Financials	11.9%
Communication Services	5.2%
Utilities	2.3%
Consumer Staples	1.6%
Energy	1.0%
Short-Term Investments	1.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0129 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Investor Class: NMANX

Neuberger Berman

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Trust Class: NBMTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$103	0.92%

How did the Fund perform last year?

Looking back, continued economic resiliency and consistently solid-to-strong corporate fundamentals broadly boosted the mid-cap growth segment to new highs. However, despite the overall positive momentum, macro-level influences and policy uncertainty fostered a rollercoaster ride of risk-on/risk-off sentiment across multiple distinct and varied mini-market regimes. Working through the challenges of navigating an unpredictable and highly rotational market, the Fund delivered a strong double-digit absolute positive return that trailed the Russell Midcap® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT and Communication Services sectors

  Digital transformation secular growth trend, including AI

  Investments in the Consumer Discretionary, Industrials and Health Care sectors

  A lack of clarity on tariffs weighed on multiple market segments

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $28,905	Russell 3000® Index $37,020	Russell Midcap® Growth Index $33,818	Russell Midcap® Index $28,093
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,823	$11,144	$10,700	$10,991
8/31/17	$11,371	$12,934	$12,254	$12,359
8/31/18	$14,400	$15,553	$15,324	$14,570
8/31/19	$15,089	$15,757	$16,238	$14,650
8/31/20	$18,385	$19,135	$20,063	$15,928
8/31/21	$24,918	$25,458	$27,119	$22,497
8/31/22	$18,693	$22,076	$19,881	$19,163
8/31/23	$19,493	$25,334	$22,466	$20,768
8/31/24	$23,444	$31,958	$26,749	$24,954
8/31/25	$28,905	$37,020	$33,818	$28,093

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	23.29%	9.47%	11.20%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Growth Index	26.42%	11.01%	12.96%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$2,069,060,141
Number of Portfolio Holdings	68
Portfolio Turnover Rate	144%
Total Investment Advisory Fees Paid	$8,953,599

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Royal Caribbean Cruises Ltd.	3.7%
Cloudflare, Inc. Class A	3.1%
Hilton Worldwide Holdings, Inc.	2.7%
Carvana Co.	2.6%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%
Toast, Inc. Class A	2.5%
Cencora, Inc.	2.5%
Datadog, Inc. Class A	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	21.7%
Consumer Discretionary	21.6%
Industrials	21.4%
Health Care	12.0%
Financials	11.9%
Communication Services	5.2%
Utilities	2.3%
Consumer Staples	1.6%
Energy	1.0%
Short-Term Investments	1.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0130 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Trust Class: NBMTX

Neuberger Berman

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Advisor Class: NBMBX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$132	1.18%

How did the Fund perform last year?

Looking back, continued economic resiliency and consistently solid-to-strong corporate fundamentals broadly boosted the mid-cap growth segment to new highs. However, despite the overall positive momentum, macro-level influences and policy uncertainty fostered a rollercoaster ride of risk-on/risk-off sentiment across multiple distinct and varied mini-market regimes. Working through the challenges of navigating an unpredictable and highly rotational market, the Fund delivered a strong double-digit absolute positive return that trailed the Russell Midcap® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT and Communication Services sectors

  Digital transformation secular growth trend, including AI

  Investments in the Consumer Discretionary, Industrials and Health Care sectors

  A lack of clarity on tariffs weighed on multiple market segments

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Advisor Class $28,182	Russell 3000® Index $37,020	Russell Midcap® Growth Index $33,818	Russell Midcap® Index $28,093
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,796	$11,144	$10,700	$10,991
8/31/17	$11,311	$12,934	$12,254	$12,359
8/31/18	$14,288	$15,553	$15,324	$14,570
8/31/19	$14,935	$15,757	$16,238	$14,650
8/31/20	$18,156	$19,135	$20,063	$15,928
8/31/21	$24,544	$25,458	$27,119	$22,497
8/31/22	$18,362	$22,076	$19,881	$19,163
8/31/23	$19,112	$25,334	$22,466	$20,768
8/31/24	$22,912	$31,958	$26,749	$24,954
8/31/25	$28,182	$37,020	$33,818	$28,093

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Advisor Class	23.00%	9.19%	10.92%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Growth Index	26.42%	11.01%	12.96%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$2,069,060,141
Number of Portfolio Holdings	68
Portfolio Turnover Rate	144%
Total Investment Advisory Fees Paid	$8,953,599

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Royal Caribbean Cruises Ltd.	3.7%
Cloudflare, Inc. Class A	3.1%
Hilton Worldwide Holdings, Inc.	2.7%
Carvana Co.	2.6%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%
Toast, Inc. Class A	2.5%
Cencora, Inc.	2.5%
Datadog, Inc. Class A	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	21.7%
Consumer Discretionary	21.6%
Industrials	21.4%
Health Care	12.0%
Financials	11.9%
Communication Services	5.2%
Utilities	2.3%
Consumer Staples	1.6%
Energy	1.0%
Short-Term Investments	1.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0136 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Advisor Class: NBMBX

Neuberger Berman

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Institutional Class: NBMLX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	0.67%

How did the Fund perform last year?

Looking back, continued economic resiliency and consistently solid-to-strong corporate fundamentals broadly boosted the mid-cap growth segment to new highs. However, despite the overall positive momentum, macro-level influences and policy uncertainty fostered a rollercoaster ride of risk-on/risk-off sentiment across multiple distinct and varied mini-market regimes. Working through the challenges of navigating an unpredictable and highly rotational market, the Fund delivered a strong double-digit absolute positive return that trailed the Russell Midcap® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT and Communication Services sectors

  Digital transformation secular growth trend, including AI

  Investments in the Consumer Discretionary, Industrials and Health Care sectors

  A lack of clarity on tariffs weighed on multiple market segments

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,964,000	Russell 3000® Index $3,702,000	Russell Midcap® Growth Index $3,381,800	Russell Midcap® Index $2,809,300
8/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/16	$984,800	$1,114,400	$1,070,000	$1,099,100
8/31/17	$1,142,700	$1,293,400	$1,225,400	$1,235,900
8/31/18	$1,450,400	$1,555,300	$1,532,400	$1,457,000
8/31/19	$1,524,200	$1,575,700	$1,623,800	$1,465,000
8/31/20	$1,861,300	$1,913,500	$2,006,300	$1,592,800
8/31/21	$2,529,800	$2,545,800	$2,711,900	$2,249,700
8/31/22	$1,902,200	$2,207,600	$1,988,100	$1,916,300
8/31/23	$1,988,700	$2,533,400	$2,246,600	$2,076,800
8/31/24	$2,397,500	$3,195,800	$2,674,900	$2,495,400
8/31/25	$2,964,000	$3,702,000	$3,381,800	$2,809,300

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	23.63%	9.75%	11.48%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Growth Index	26.42%	11.01%	12.96%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$2,069,060,141
Number of Portfolio Holdings	68
Portfolio Turnover Rate	144%
Total Investment Advisory Fees Paid	$8,953,599

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Royal Caribbean Cruises Ltd.	3.7%
Cloudflare, Inc. Class A	3.1%
Hilton Worldwide Holdings, Inc.	2.7%
Carvana Co.	2.6%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%
Toast, Inc. Class A	2.5%
Cencora, Inc.	2.5%
Datadog, Inc. Class A	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	21.7%
Consumer Discretionary	21.6%
Industrials	21.4%
Health Care	12.0%
Financials	11.9%
Communication Services	5.2%
Utilities	2.3%
Consumer Staples	1.6%
Energy	1.0%
Short-Term Investments	1.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0135 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Institutional Class: NBMLX

Neuberger Berman

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Class A: NMGAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.04%

How did the Fund perform last year?

Looking back, continued economic resiliency and consistently solid-to-strong corporate fundamentals broadly boosted the mid-cap growth segment to new highs. However, despite the overall positive momentum, macro-level influences and policy uncertainty fostered a rollercoaster ride of risk-on/risk-off sentiment across multiple distinct and varied mini-market regimes. Working through the challenges of navigating an unpredictable and highly rotational market, the Fund delivered a strong double-digit absolute positive return that trailed the Russell Midcap® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT and Communication Services sectors

  Digital transformation secular growth trend, including AI

  Investments in the Consumer Discretionary, Industrials and Health Care sectors

  A lack of clarity on tariffs weighed on multiple market segments

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $26,910	Russell 3000® Index $37,020	Russell Midcap® Growth Index $33,818	Russell Midcap® Index $28,093
8/31/15	$9,425	$10,000	$10,000	$10,000
8/31/16	$9,244	$11,144	$10,700	$10,991
8/31/17	$10,684	$12,934	$12,254	$12,359
8/31/18	$13,513	$15,553	$15,324	$14,570
8/31/19	$14,142	$15,757	$16,238	$14,650
8/31/20	$17,211	$19,135	$20,063	$15,928
8/31/21	$23,307	$25,458	$27,119	$22,497
8/31/22	$17,462	$22,076	$19,881	$19,163
8/31/23	$18,198	$25,334	$22,466	$20,768
8/31/24	$21,842	$31,958	$26,749	$24,954
8/31/25	$26,910	$37,020	$33,818	$28,093

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	23.20%	9.35%	11.06%
Class A (including sales charge)	16.11%	8.06%	10.41%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Growth Index	26.42%	11.01%	12.96%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$2,069,060,141
Number of Portfolio Holdings	68
Portfolio Turnover Rate	144%
Total Investment Advisory Fees Paid	$8,953,599

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Royal Caribbean Cruises Ltd.	3.7%
Cloudflare, Inc. Class A	3.1%
Hilton Worldwide Holdings, Inc.	2.7%
Carvana Co.	2.6%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%
Toast, Inc. Class A	2.5%
Cencora, Inc.	2.5%
Datadog, Inc. Class A	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	21.7%
Consumer Discretionary	21.6%
Industrials	21.4%
Health Care	12.0%
Financials	11.9%
Communication Services	5.2%
Utilities	2.3%
Consumer Staples	1.6%
Energy	1.0%
Short-Term Investments	1.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0131 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class A: NMGAX

Neuberger Berman

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Class C: NMGCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.80%

How did the Fund perform last year?

Looking back, continued economic resiliency and consistently solid-to-strong corporate fundamentals broadly boosted the mid-cap growth segment to new highs. However, despite the overall positive momentum, macro-level influences and policy uncertainty fostered a rollercoaster ride of risk-on/risk-off sentiment across multiple distinct and varied mini-market regimes. Working through the challenges of navigating an unpredictable and highly rotational market, the Fund delivered a strong double-digit absolute positive return that trailed the Russell Midcap® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT and Communication Services sectors

  Digital transformation secular growth trend, including AI

  Investments in the Consumer Discretionary, Industrials and Health Care sectors

  A lack of clarity on tariffs weighed on multiple market segments

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $26,493	Russell 3000® Index $37,020	Russell Midcap® Growth Index $33,818	Russell Midcap® Index $28,093
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,738	$11,144	$10,700	$10,991
8/31/17	$11,169	$12,934	$12,254	$12,359
8/31/18	$14,016	$15,553	$15,324	$14,570
8/31/19	$14,565	$15,757	$16,238	$14,650
8/31/20	$17,590	$19,135	$20,063	$15,928
8/31/21	$23,645	$25,458	$27,119	$22,497
8/31/22	$17,577	$22,076	$19,881	$19,163
8/31/23	$18,187	$25,334	$22,466	$20,768
8/31/24	$21,662	$31,958	$26,749	$24,954
8/31/25	$26,493	$37,020	$33,818	$28,093

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	22.30%	8.54%	10.23%
Class C (including sales charge)	21.30%	8.54%	10.23%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Growth Index	26.42%	11.01%	12.96%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$2,069,060,141
Number of Portfolio Holdings	68
Portfolio Turnover Rate	144%
Total Investment Advisory Fees Paid	$8,953,599

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Royal Caribbean Cruises Ltd.	3.7%
Cloudflare, Inc. Class A	3.1%
Hilton Worldwide Holdings, Inc.	2.7%
Carvana Co.	2.6%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%
Toast, Inc. Class A	2.5%
Cencora, Inc.	2.5%
Datadog, Inc. Class A	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	21.7%
Consumer Discretionary	21.6%
Industrials	21.4%
Health Care	12.0%
Financials	11.9%
Communication Services	5.2%
Utilities	2.3%
Consumer Staples	1.6%
Energy	1.0%
Short-Term Investments	1.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0134 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class C: NMGCX

Neuberger Berman

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Class R3: NMGRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$145	1.30%

How did the Fund perform last year?

Looking back, continued economic resiliency and consistently solid-to-strong corporate fundamentals broadly boosted the mid-cap growth segment to new highs. However, despite the overall positive momentum, macro-level influences and policy uncertainty fostered a rollercoaster ride of risk-on/risk-off sentiment across multiple distinct and varied mini-market regimes. Working through the challenges of navigating an unpredictable and highly rotational market, the Fund delivered a strong double-digit absolute positive return that trailed the Russell Midcap® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT and Communication Services sectors

  Digital transformation secular growth trend, including AI

  Investments in the Consumer Discretionary, Industrials and Health Care sectors

  A lack of clarity on tariffs weighed on multiple market segments

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $27,830	Russell 3000® Index $37,020	Russell Midcap® Growth Index $33,818	Russell Midcap® Index $28,093
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,788	$11,144	$10,700	$10,991
8/31/17	$11,285	$12,934	$12,254	$12,359
8/31/18	$14,232	$15,553	$15,324	$14,570
8/31/19	$14,860	$15,757	$16,238	$14,650
8/31/20	$18,034	$19,135	$20,063	$15,928
8/31/21	$24,351	$25,458	$27,119	$22,497
8/31/22	$18,202	$22,076	$19,881	$19,163
8/31/23	$18,920	$25,334	$22,466	$20,768
8/31/24	$22,653	$31,958	$26,749	$24,954
8/31/25	$27,830	$37,020	$33,818	$28,093

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R3	22.86%	9.06%	10.78%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Growth Index	26.42%	11.01%	12.96%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$2,069,060,141
Number of Portfolio Holdings	68
Portfolio Turnover Rate	144%
Total Investment Advisory Fees Paid	$8,953,599

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Royal Caribbean Cruises Ltd.	3.7%
Cloudflare, Inc. Class A	3.1%
Hilton Worldwide Holdings, Inc.	2.7%
Carvana Co.	2.6%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%
Toast, Inc. Class A	2.5%
Cencora, Inc.	2.5%
Datadog, Inc. Class A	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	21.7%
Consumer Discretionary	21.6%
Industrials	21.4%
Health Care	12.0%
Financials	11.9%
Communication Services	5.2%
Utilities	2.3%
Consumer Staples	1.6%
Energy	1.0%
Short-Term Investments	1.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0132 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class R3: NMGRX

Neuberger Berman

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Class R6: NRMGX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$64	0.57%

How did the Fund perform last year?

Looking back, continued economic resiliency and consistently solid-to-strong corporate fundamentals broadly boosted the mid-cap growth segment to new highs. However, despite the overall positive momentum, macro-level influences and policy uncertainty fostered a rollercoaster ride of risk-on/risk-off sentiment across multiple distinct and varied mini-market regimes. Working through the challenges of navigating an unpredictable and highly rotational market, the Fund delivered a strong double-digit absolute positive return that trailed the Russell Midcap® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT and Communication Services sectors

  Digital transformation secular growth trend, including AI

  Investments in the Consumer Discretionary, Industrials and Health Care sectors

  A lack of clarity on tariffs weighed on multiple market segments

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $29,914	Russell 3000® Index $37,020	Russell Midcap® Growth Index $33,818	Russell Midcap® Index $28,093
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,856	$11,144	$10,700	$10,991
8/31/17	$11,446	$12,934	$12,254	$12,359
8/31/18	$14,536	$15,553	$15,324	$14,570
8/31/19	$15,292	$15,757	$16,238	$14,650
8/31/20	$18,698	$19,135	$20,063	$15,928
8/31/21	$25,427	$25,458	$27,119	$22,497
8/31/22	$19,144	$22,076	$19,881	$19,163
8/31/23	$20,040	$25,334	$22,466	$20,768
8/31/24	$24,176	$31,958	$26,749	$24,954
8/31/25	$29,914	$37,020	$33,818	$28,093

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	23.73%	9.85%	11.58%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Growth Index	26.42%	11.01%	12.96%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$2,069,060,141
Number of Portfolio Holdings	68
Portfolio Turnover Rate	144%
Total Investment Advisory Fees Paid	$8,953,599

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Royal Caribbean Cruises Ltd.	3.7%
Cloudflare, Inc. Class A	3.1%
Hilton Worldwide Holdings, Inc.	2.7%
Carvana Co.	2.6%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%
Toast, Inc. Class A	2.5%
Cencora, Inc.	2.5%
Datadog, Inc. Class A	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	21.7%
Consumer Discretionary	21.6%
Industrials	21.4%
Health Care	12.0%
Financials	11.9%
Communication Services	5.2%
Utilities	2.3%
Consumer Staples	1.6%
Energy	1.0%
Short-Term Investments	1.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0133 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class R6: NRMGX

Neuberger Berman

Mid Cap Intrinsic Value Fund

Annual Shareholder Report

August 31, 2025

Investor Class: NBRVX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	0.96%

How did the Fund perform last year?

The one-year period was marked by abrupt shifts in sentiment and investor preferences for stocks, sectors and themes. The Fund’s IT and Utilities investments with exposure to the AI megatrend generated solid performance. On the negative side, the Fund’s Consumer Staples stocks struggled in a difficult sector. With investors focused on stocks poised to benefit from interest rate cuts, the Fund’s underweight in Financials detracted from returns relative to the Russell Midcap® Value Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Utilities, Real Estate and Health Care sectors

  Exposure to companies associated with AI

  Investments in the Industrials, Consumer Staples and Materials sectors

  Underweight in Financials versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $19,127	Russell 3000® Index $37,020	Russell Midcap® Value Index $24,671	Russell Midcap® Index $28,093
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$10,585	$11,144	$11,288	$10,991
8/31/17	$12,404	$12,934	$12,509	$12,359
8/31/18	$13,917	$15,553	$14,093	$14,570
8/31/19	$12,111	$15,757	$13,652	$14,650
8/31/20	$10,161	$19,135	$13,474	$15,928
8/31/21	$15,658	$25,458	$19,469	$22,497
8/31/22	$15,083	$22,076	$17,951	$19,163
8/31/23	$15,668	$25,334	$18,965	$20,768
8/31/24	$17,984	$31,958	$22,794	$24,954
8/31/25	$19,127	$37,020	$24,671	$28,093

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	6.35%	13.49%	6.70%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Value Index	8.24%	12.86%	9.45%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$52,330,939
Number of Portfolio Holdings	73
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Aptiv PLC	2.7%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.6%
Teledyne Technologies, Inc.	2.4%
Hewlett Packard Enterprise Co.	2.4%
Williams Cos., Inc.	2.4%
L3Harris Technologies, Inc.	2.4%
Ciena Corp.	2.3%
AerCap Holdings NV	2.3%
Travel & Leisure Co.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.1%
Industrials	21.0%
Consumer Discretionary	11.5%
Financials	9.1%
Utilities	7.8%
Energy	6.7%
Real Estate	4.9%
Health Care	4.8%
Materials	3.8%
Consumer Staples	2.8%
Communication Services	1.3%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapIntrinsic/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0145 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Investor Class: NBRVX

Neuberger Berman

Mid Cap Intrinsic Value Fund

Annual Shareholder Report

August 31, 2025

Trust Class: NBREX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$124	1.20%

How did the Fund perform last year?

The one-year period was marked by abrupt shifts in sentiment and investor preferences for stocks, sectors and themes. The Fund’s IT and Utilities investments with exposure to the AI megatrend generated solid performance. On the negative side, the Fund’s Consumer Staples stocks struggled in a difficult sector. With investors focused on stocks poised to benefit from interest rate cuts, the Fund’s underweight in Financials detracted from returns relative to the Russell Midcap® Value Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Utilities, Real Estate and Health Care sectors

  Exposure to companies associated with AI

  Investments in the Industrials, Consumer Staples and Materials sectors

  Underweight in Financials versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $18,802	Russell 3000® Index $37,020	Russell Midcap® Value Index $24,671	Russell Midcap® Index $28,093
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$10,580	$11,144	$11,288	$10,991
8/31/17	$12,363	$12,934	$12,509	$12,359
8/31/18	$13,867	$15,553	$14,093	$14,570
8/31/19	$12,060	$15,757	$13,652	$14,650
8/31/20	$10,099	$19,135	$13,474	$15,928
8/31/21	$15,539	$25,458	$19,469	$22,497
8/31/22	$14,932	$22,076	$17,951	$19,163
8/31/23	$15,478	$25,334	$18,965	$20,768
8/31/24	$17,721	$31,958	$22,794	$24,954
8/31/25	$18,802	$37,020	$24,671	$28,093

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	6.10%	13.24%	6.52%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Value Index	8.24%	12.86%	9.45%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$52,330,939
Number of Portfolio Holdings	73
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Aptiv PLC	2.7%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.6%
Teledyne Technologies, Inc.	2.4%
Hewlett Packard Enterprise Co.	2.4%
Williams Cos., Inc.	2.4%
L3Harris Technologies, Inc.	2.4%
Ciena Corp.	2.3%
AerCap Holdings NV	2.3%
Travel & Leisure Co.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.1%
Industrials	21.0%
Consumer Discretionary	11.5%
Financials	9.1%
Utilities	7.8%
Energy	6.7%
Real Estate	4.9%
Health Care	4.8%
Materials	3.8%
Consumer Staples	2.8%
Communication Services	1.3%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapIntrinsic/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0146 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Trust Class: NBREX

Neuberger Berman

Mid Cap Intrinsic Value Fund

Annual Shareholder Report

August 31, 2025

Institutional Class: NBRTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.85%

How did the Fund perform last year?

The one-year period was marked by abrupt shifts in sentiment and investor preferences for stocks, sectors and themes. The Fund’s IT and Utilities investments with exposure to the AI megatrend generated solid performance. On the negative side, the Fund’s Consumer Staples stocks struggled in a difficult sector. With investors focused on stocks poised to benefit from interest rate cuts, the Fund’s underweight in Financials detracted from returns relative to the Russell Midcap® Value Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Utilities, Real Estate and Health Care sectors

  Exposure to companies associated with AI

  Investments in the Industrials, Consumer Staples and Materials sectors

  Underweight in Financials versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,952,500	Russell 3000® Index $3,702,000	Russell Midcap® Value Index $2,467,100	Russell Midcap® Index $2,809,300
8/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/16	$1,061,800	$1,114,400	$1,128,800	$1,099,100
8/31/17	$1,246,600	$1,293,400	$1,250,900	$1,235,900
8/31/18	$1,403,600	$1,555,300	$1,409,300	$1,457,000
8/31/19	$1,225,300	$1,575,700	$1,365,200	$1,465,000
8/31/20	$1,030,700	$1,913,500	$1,347,400	$1,592,800
8/31/21	$1,590,800	$2,545,800	$1,946,900	$2,249,700
8/31/22	$1,534,400	$2,207,600	$1,795,100	$1,916,300
8/31/23	$1,595,700	$2,533,400	$1,896,500	$2,076,800
8/31/24	$1,833,200	$3,195,800	$2,279,400	$2,495,400
8/31/25	$1,952,500	$3,702,000	$2,467,100	$2,809,300

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	6.51%	13.63%	6.92%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Value Index	8.24%	12.86%	9.45%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$52,330,939
Number of Portfolio Holdings	73
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Aptiv PLC	2.7%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.6%
Teledyne Technologies, Inc.	2.4%
Hewlett Packard Enterprise Co.	2.4%
Williams Cos., Inc.	2.4%
L3Harris Technologies, Inc.	2.4%
Ciena Corp.	2.3%
AerCap Holdings NV	2.3%
Travel & Leisure Co.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.1%
Industrials	21.0%
Consumer Discretionary	11.5%
Financials	9.1%
Utilities	7.8%
Energy	6.7%
Real Estate	4.9%
Health Care	4.8%
Materials	3.8%
Consumer Staples	2.8%
Communication Services	1.3%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapIntrinsic/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0151 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Institutional Class: NBRTX

Neuberger Berman

Mid Cap Intrinsic Value Fund

Annual Shareholder Report

August 31, 2025

Class A: NBRAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.21%

How did the Fund perform last year?

The one-year period was marked by abrupt shifts in sentiment and investor preferences for stocks, sectors and themes. The Fund’s IT and Utilities investments with exposure to the AI megatrend generated solid performance. On the negative side, the Fund’s Consumer Staples stocks struggled in a difficult sector. With investors focused on stocks poised to benefit from interest rate cuts, the Fund’s underweight in Financials detracted from returns relative to the Russell Midcap® Value Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Utilities, Real Estate and Health Care sectors

  Exposure to companies associated with AI

  Investments in the Industrials, Consumer Staples and Materials sectors

  Underweight in Financials versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $17,746	Russell 3000® Index $37,020	Russell Midcap® Value Index $24,671	Russell Midcap® Index $28,093
8/31/15	$9,425	$10,000	$10,000	$10,000
8/31/16	$9,968	$11,144	$11,288	$10,991
8/31/17	$11,658	$12,934	$12,509	$12,359
8/31/18	$13,083	$15,553	$14,093	$14,570
8/31/19	$11,379	$15,757	$13,652	$14,650
8/31/20	$9,538	$19,135	$13,474	$15,928
8/31/21	$14,665	$25,458	$19,469	$22,497
8/31/22	$14,096	$22,076	$17,951	$19,163
8/31/23	$14,610	$25,334	$18,965	$20,768
8/31/24	$16,724	$31,958	$22,794	$24,954
8/31/25	$17,746	$37,020	$24,671	$28,093

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	6.11%	13.22%	6.53%
Class A (including sales charge)	0.01%	11.88%	5.90%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Value Index	8.24%	12.86%	9.45%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$52,330,939
Number of Portfolio Holdings	73
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Aptiv PLC	2.7%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.6%
Teledyne Technologies, Inc.	2.4%
Hewlett Packard Enterprise Co.	2.4%
Williams Cos., Inc.	2.4%
L3Harris Technologies, Inc.	2.4%
Ciena Corp.	2.3%
AerCap Holdings NV	2.3%
Travel & Leisure Co.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.1%
Industrials	21.0%
Consumer Discretionary	11.5%
Financials	9.1%
Utilities	7.8%
Energy	6.7%
Real Estate	4.9%
Health Care	4.8%
Materials	3.8%
Consumer Staples	2.8%
Communication Services	1.3%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapIntrinsic/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0147 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class A: NBRAX

Neuberger Berman

Mid Cap Intrinsic Value Fund

Annual Shareholder Report

August 31, 2025

Class C: NBRCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201	1.96%

How did the Fund perform last year?

The one-year period was marked by abrupt shifts in sentiment and investor preferences for stocks, sectors and themes. The Fund’s IT and Utilities investments with exposure to the AI megatrend generated solid performance. On the negative side, the Fund’s Consumer Staples stocks struggled in a difficult sector. With investors focused on stocks poised to benefit from interest rate cuts, the Fund’s underweight in Financials detracted from returns relative to the Russell Midcap® Value Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Utilities, Real Estate and Health Care sectors

  Exposure to companies associated with AI

  Investments in the Industrials, Consumer Staples and Materials sectors

  Underweight in Financials versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $17,470	Russell 3000® Index $37,020	Russell Midcap® Value Index $24,671	Russell Midcap® Index $28,093
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$10,501	$11,144	$11,288	$10,991
8/31/17	$12,191	$12,934	$12,509	$12,359
8/31/18	$13,576	$15,553	$14,093	$14,570
8/31/19	$11,717	$15,757	$13,652	$14,650
8/31/20	$9,747	$19,135	$13,474	$15,928
8/31/21	$14,883	$25,458	$19,469	$22,497
8/31/22	$14,195	$22,076	$17,951	$19,163
8/31/23	$14,599	$25,334	$18,965	$20,768
8/31/24	$16,587	$31,958	$22,794	$24,954
8/31/25	$17,470	$37,020	$24,671	$28,093

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	5.32%	12.38%	5.74%
Class C (including sales charge)	4.32%	12.38%	5.74%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Value Index	8.24%	12.86%	9.45%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$52,330,939
Number of Portfolio Holdings	73
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Aptiv PLC	2.7%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.6%
Teledyne Technologies, Inc.	2.4%
Hewlett Packard Enterprise Co.	2.4%
Williams Cos., Inc.	2.4%
L3Harris Technologies, Inc.	2.4%
Ciena Corp.	2.3%
AerCap Holdings NV	2.3%
Travel & Leisure Co.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.1%
Industrials	21.0%
Consumer Discretionary	11.5%
Financials	9.1%
Utilities	7.8%
Energy	6.7%
Real Estate	4.9%
Health Care	4.8%
Materials	3.8%
Consumer Staples	2.8%
Communication Services	1.3%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapIntrinsic/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0150 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class C: NBRCX

Neuberger Berman

Mid Cap Intrinsic Value Fund

Annual Shareholder Report

August 31, 2025

Class R3: NBRRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$150	1.46%

How did the Fund perform last year?

The one-year period was marked by abrupt shifts in sentiment and investor preferences for stocks, sectors and themes. The Fund’s IT and Utilities investments with exposure to the AI megatrend generated solid performance. On the negative side, the Fund’s Consumer Staples stocks struggled in a difficult sector. With investors focused on stocks poised to benefit from interest rate cuts, the Fund’s underweight in Financials detracted from returns relative to the Russell Midcap® Value Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Utilities, Real Estate and Health Care sectors

  Exposure to companies associated with AI

  Investments in the Industrials, Consumer Staples and Materials sectors

  Underweight in Financials versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $18,364	Russell 3000® Index $37,020	Russell Midcap® Value Index $24,671	Russell Midcap® Index $28,093
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$10,554	$11,144	$11,288	$10,991
8/31/17	$12,308	$12,934	$12,509	$12,359
8/31/18	$13,775	$15,553	$14,093	$14,570
8/31/19	$11,955	$15,757	$13,652	$14,650
8/31/20	$9,992	$19,135	$13,474	$15,928
8/31/21	$15,329	$25,458	$19,469	$22,497
8/31/22	$14,699	$22,076	$17,951	$19,163
8/31/23	$15,192	$25,334	$18,965	$20,768
8/31/24	$17,347	$31,958	$22,794	$24,954
8/31/25	$18,364	$37,020	$24,671	$28,093

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R3	5.86%	12.94%	6.27%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Value Index	8.24%	12.86%	9.45%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$52,330,939
Number of Portfolio Holdings	73
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Aptiv PLC	2.7%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.6%
Teledyne Technologies, Inc.	2.4%
Hewlett Packard Enterprise Co.	2.4%
Williams Cos., Inc.	2.4%
L3Harris Technologies, Inc.	2.4%
Ciena Corp.	2.3%
AerCap Holdings NV	2.3%
Travel & Leisure Co.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.1%
Industrials	21.0%
Consumer Discretionary	11.5%
Financials	9.1%
Utilities	7.8%
Energy	6.7%
Real Estate	4.9%
Health Care	4.8%
Materials	3.8%
Consumer Staples	2.8%
Communication Services	1.3%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapIntrinsic/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0148 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class R3: NBRRX

Neuberger Berman

Mid Cap Intrinsic Value Fund

Annual Shareholder Report

August 31, 2025

Class R6: NBMRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$77	0.75%

How did the Fund perform last year?

The one-year period was marked by abrupt shifts in sentiment and investor preferences for stocks, sectors and themes. The Fund’s IT and Utilities investments with exposure to the AI megatrend generated solid performance. On the negative side, the Fund’s Consumer Staples stocks struggled in a difficult sector. With investors focused on stocks poised to benefit from interest rate cuts, the Fund’s underweight in Financials detracted from returns relative to the Russell Midcap® Value Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Utilities, Real Estate and Health Care sectors

  Exposure to companies associated with AI

  Investments in the Industrials, Consumer Staples and Materials sectors

  Underweight in Financials versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $19,443	Russell 3000® Index $37,020	Russell Midcap® Value Index $24,671	Russell Midcap® Index $28,093
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$10,585	$11,144	$11,288	$10,991
8/31/17	$12,404	$12,934	$12,509	$12,359
8/31/18	$13,917	$15,553	$14,093	$14,570
8/31/19	$12,135	$15,757	$13,652	$14,650
8/31/20	$10,219	$19,135	$13,474	$15,928
8/31/21	$15,783	$25,458	$19,469	$22,497
8/31/22	$15,242	$22,076	$17,951	$19,163
8/31/23	$15,869	$25,334	$18,965	$20,768
8/31/24	$18,246	$31,958	$22,794	$24,954
8/31/25	$19,443	$37,020	$24,671	$28,093

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	6.56%	13.73%	6.88%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Value Index	8.24%	12.86%	9.45%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class R6's inception date of March 29, 2019 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$52,330,939
Number of Portfolio Holdings	73
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Aptiv PLC	2.7%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.6%
Teledyne Technologies, Inc.	2.4%
Hewlett Packard Enterprise Co.	2.4%
Williams Cos., Inc.	2.4%
L3Harris Technologies, Inc.	2.4%
Ciena Corp.	2.3%
AerCap Holdings NV	2.3%
Travel & Leisure Co.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.1%
Industrials	21.0%
Consumer Discretionary	11.5%
Financials	9.1%
Utilities	7.8%
Energy	6.7%
Real Estate	4.9%
Health Care	4.8%
Materials	3.8%
Consumer Staples	2.8%
Communication Services	1.3%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapIntrinsic/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0149 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class R6: NBMRX

Neuberger Berman

Multi-Cap Opportunities Fund

Annual Shareholder Report

August 31, 2025

Institutional Class: NMULX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.88%

How did the Fund perform last year?

The Fund generated strong performance for the period. Positive returns for U.S. equities were supported by economic and earnings growth, stabilizing inflation, pro-business U.S. government policy initiatives, and the prospect of lower interest rates. Robust returns were evident across the portfolio as the Fund realized positive returns in various sectors, industries, and market capitalizations. This demonstrated the benefit of the Fund’s flexible investment approach. Select holdings in the Health Care and Materials sectors detracted in part due to challenging operating environments.

Performance Attribution

Top Contributors

Top Detractors

  Investments within the Consumer Discretionary, Financials, and IT sectors on an absolute basis

  Select holdings within the Health Care and Materials sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $3,271,200	S&P 500® Index $3,907,600
8/31/15	$1,000,000	$1,000,000
8/31/16	$1,089,400	$1,125,500
8/31/17	$1,310,200	$1,308,200
8/31/18	$1,561,100	$1,565,500
8/31/19	$1,606,600	$1,611,200
8/31/20	$1,771,000	$1,964,700
8/31/21	$2,412,800	$2,577,000
8/31/22	$2,059,100	$2,287,600
8/31/23	$2,323,000	$2,652,400
8/31/24	$2,916,800	$3,372,100
8/31/25	$3,271,200	$3,907,600

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	12.15%	13.06%	12.58%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$249,976,997
Number of Portfolio Holdings	48
Portfolio Turnover Rate	36%
Total Investment Advisory Fees Paid	$867,418

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	5.3%
Apple, Inc.	4.7%
Alphabet, Inc. Class C	4.1%
Amazon.com, Inc.	4.0%
Berkshire Hathaway, Inc. Class B	4.0%
Brookfield Corp.	3.5%
Oracle Corp.	3.3%
JPMorgan Chase & Co.	3.0%
Broadcom, Inc.	2.9%
General Motors Co.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	22.3%
Information Technology	21.6%
Consumer Discretionary	15.1%
Industrials	12.8%
Communication Services	9.0%
Health Care	5.3%
Consumer Staples	5.1%
Materials	3.9%
Utilities	2.7%
Energy	1.5%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MultiCapOpportunities/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0162 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Institutional Class: NMULX

Neuberger Berman

Multi-Cap Opportunities Fund

Annual Shareholder Report

August 31, 2025

Class A: NMUAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.25%

How did the Fund perform last year?

The Fund generated strong performance for the period. Positive returns for U.S. equities were supported by economic and earnings growth, stabilizing inflation, pro-business U.S. government policy initiatives, and the prospect of lower interest rates. Robust returns were evident across the portfolio as the Fund realized positive returns in various sectors, industries, and market capitalizations. This demonstrated the benefit of the Fund’s flexible investment approach. Select holdings in the Health Care and Materials sectors detracted in part due to challenging operating environments.

Performance Attribution

Top Contributors

Top Detractors

  Investments within the Consumer Discretionary, Financials, and IT sectors on an absolute basis

  Select holdings within the Health Care and Materials sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $29,705	S&P 500® Index $39,076
8/31/15	$9,425	$10,000
8/31/16	$10,226	$11,255
8/31/17	$12,257	$13,082
8/31/18	$14,551	$15,655
8/31/19	$14,920	$16,112
8/31/20	$16,386	$19,647
8/31/21	$22,234	$25,770
8/31/22	$18,917	$22,876
8/31/23	$21,258	$26,524
8/31/24	$26,605	$33,721
8/31/25	$29,705	$39,076

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	11.65%	12.63%	12.17%
Class A (including sales charge)	5.24%	11.31%	11.50%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$249,976,997
Number of Portfolio Holdings	48
Portfolio Turnover Rate	36%
Total Investment Advisory Fees Paid	$867,418

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	5.3%
Apple, Inc.	4.7%
Alphabet, Inc. Class C	4.1%
Amazon.com, Inc.	4.0%
Berkshire Hathaway, Inc. Class B	4.0%
Brookfield Corp.	3.5%
Oracle Corp.	3.3%
JPMorgan Chase & Co.	3.0%
Broadcom, Inc.	2.9%
General Motors Co.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	22.3%
Information Technology	21.6%
Consumer Discretionary	15.1%
Industrials	12.8%
Communication Services	9.0%
Health Care	5.3%
Consumer Staples	5.1%
Materials	3.9%
Utilities	2.7%
Energy	1.5%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MultiCapOpportunities/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0159 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class A: NMUAX

Neuberger Berman

Multi-Cap Opportunities Fund

Annual Shareholder Report

August 31, 2025

Class C: NMUCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	2.00%

How did the Fund perform last year?

The Fund generated strong performance for the period. Positive returns for U.S. equities were supported by economic and earnings growth, stabilizing inflation, pro-business U.S. government policy initiatives, and the prospect of lower interest rates. Robust returns were evident across the portfolio as the Fund realized positive returns in various sectors, industries, and market capitalizations. This demonstrated the benefit of the Fund’s flexible investment approach. Select holdings in the Health Care and Materials sectors detracted in part due to challenging operating environments.

Performance Attribution

Top Contributors

Top Detractors

  Investments within the Consumer Discretionary, Financials, and IT sectors on an absolute basis

  Select holdings within the Health Care and Materials sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $29,287	S&P 500® Index $39,076
8/31/15	$10,000	$10,000
8/31/16	$10,773	$11,255
8/31/17	$12,815	$13,082
8/31/18	$15,100	$15,655
8/31/19	$15,369	$16,112
8/31/20	$16,758	$19,647
8/31/21	$22,566	$25,770
8/31/22	$19,049	$22,876
8/31/23	$21,265	$26,524
8/31/24	$26,409	$33,721
8/31/25	$29,287	$39,076

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	10.90%	11.81%	11.34%
Class C (including sales charge)	9.90%	11.81%	11.34%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$249,976,997
Number of Portfolio Holdings	48
Portfolio Turnover Rate	36%
Total Investment Advisory Fees Paid	$867,418

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	5.3%
Apple, Inc.	4.7%
Alphabet, Inc. Class C	4.1%
Amazon.com, Inc.	4.0%
Berkshire Hathaway, Inc. Class B	4.0%
Brookfield Corp.	3.5%
Oracle Corp.	3.3%
JPMorgan Chase & Co.	3.0%
Broadcom, Inc.	2.9%
General Motors Co.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	22.3%
Information Technology	21.6%
Consumer Discretionary	15.1%
Industrials	12.8%
Communication Services	9.0%
Health Care	5.3%
Consumer Staples	5.1%
Materials	3.9%
Utilities	2.7%
Energy	1.5%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MultiCapOpportunities/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0161 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class C: NMUCX

Neuberger Berman

Multi-Cap Opportunities Fund

Annual Shareholder Report

August 31, 2025

Class E: NMUEX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$14	0.13%

How did the Fund perform last year?

The Fund generated strong performance for the period. Positive returns for U.S. equities were supported by economic and earnings growth, stabilizing inflation, pro-business U.S. government policy initiatives, and the prospect of lower interest rates. Robust returns were evident across the portfolio as the Fund realized positive returns in various sectors, industries, and market capitalizations. This demonstrated the benefit of the Fund’s flexible investment approach. Select holdings in the Health Care and Materials sectors detracted in part due to challenging operating environments.

Performance Attribution

Top Contributors

Top Detractors

  Investments within the Consumer Discretionary, Financials, and IT sectors on an absolute basis

  Select holdings within the Health Care and Materials sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $33,619	S&P 500® Index $39,076
8/31/15	$10,000	$10,000
8/31/16	$10,894	$11,255
8/31/17	$13,102	$13,082
8/31/18	$15,611	$15,655
8/31/19	$16,066	$16,112
8/31/20	$17,710	$19,647
8/31/21	$24,128	$25,770
8/31/22	$20,679	$22,876
8/31/23	$23,513	$26,524
8/31/24	$29,763	$33,721
8/31/25	$33,619	$39,076

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class E	12.96%	13.68%	12.89%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Institutional Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$249,976,997
Number of Portfolio Holdings	48
Portfolio Turnover Rate	36%
Total Investment Advisory Fees Paid	$867,418

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	5.3%
Apple, Inc.	4.7%
Alphabet, Inc. Class C	4.1%
Amazon.com, Inc.	4.0%
Berkshire Hathaway, Inc. Class B	4.0%
Brookfield Corp.	3.5%
Oracle Corp.	3.3%
JPMorgan Chase & Co.	3.0%
Broadcom, Inc.	2.9%
General Motors Co.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	22.3%
Information Technology	21.6%
Consumer Discretionary	15.1%
Industrials	12.8%
Communication Services	9.0%
Health Care	5.3%
Consumer Staples	5.1%
Materials	3.9%
Utilities	2.7%
Energy	1.5%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MultiCapOpportunities/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0160 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class E: NMUEX

Neuberger Berman

Quality Equity Fund

Annual Shareholder Report

August 31, 2025

Investor Class: NBSRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$92	0.86%

How did the Fund perform last year?

Equity markets were tumultuous but generated positive returns during the period, as investors responded to changing tariff policies, economic data, and interest rate expectations. The Fund’s investment process, which seeks to identify high-quality companies, contributed to capital preservation in market downturns while participating in market rallies. The Fund’s performance was aided by this approach, even though it did not own a number of the key IT outperformers that drove the S&P 500® Index’s (the Index) performance this period, as these companies did not meet the Fund’s quality criteria.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Industrials and Financials sectors

  An overweight to Financials and underweight to Consumer Staples versus the Index

  An underweight to IT, especially the AI-focused names that drove the sector within the Index

  Stock selection and an underweight to the Communication Services sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $33,803	S&P 500® Index $39,076
8/31/15	$10,000	$10,000
8/31/16	$11,049	$11,255
8/31/17	$12,545	$13,082
8/31/18	$14,848	$15,655
8/31/19	$14,448	$16,112
8/31/20	$16,776	$19,647
8/31/21	$22,555	$25,770
8/31/22	$19,466	$22,876
8/31/23	$22,335	$26,524
8/31/24	$29,392	$33,721
8/31/25	$33,803	$39,076

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	15.01%	15.04%	12.95%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,896,368,624
Number of Portfolio Holdings	42
Portfolio Turnover Rate	10%
Total Investment Advisory Fees Paid	$7,862,959

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Alphabet, Inc. Class A	9.3%
Amazon.com, Inc.	8.9%
Microsoft Corp.	8.6%
Interactive Brokers Group, Inc. Class A	5.9%
Berkshire Hathaway, Inc. Class B	4.5%
Kyndryl Holdings, Inc.	4.5%
Mastercard, Inc. Class A	4.1%
United Rentals, Inc.	2.8%
GoDaddy, Inc. Class A	2.8%
Applied Materials, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	26.2%
Information Technology	26.2%
Consumer Discretionary	13.0%
Industrials	12.7%
Communication Services	9.3%
Health Care	8.6%
Consumer Staples	1.1%
Energy	1.1%
Materials	1.0%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0197 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Investor Class: NBSRX

Neuberger Berman

Quality Equity Fund

Annual Shareholder Report

August 31, 2025

Trust Class: NBSTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$111	1.03%

How did the Fund perform last year?

Equity markets were tumultuous but generated positive returns during the period, as investors responded to changing tariff policies, economic data, and interest rate expectations. The Fund’s investment process, which seeks to identify high-quality companies, contributed to capital preservation in market downturns while participating in market rallies. The Fund’s performance was aided by this approach, even though it did not own a number of the key IT outperformers that drove the S&P 500® Index’s (the Index) performance this period, as these companies did not meet the Fund’s quality criteria.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Industrials and Financials sectors

  An overweight to Financials and underweight to Consumer Staples versus the Index

  An underweight to IT, especially the AI-focused names that drove the sector within the Index

  Stock selection and an underweight to the Communication Services sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $33,232	S&P 500® Index $39,076
8/31/15	$10,000	$10,000
8/31/16	$11,029	$11,255
8/31/17	$12,508	$13,082
8/31/18	$14,776	$15,655
8/31/19	$14,353	$16,112
8/31/20	$16,643	$19,647
8/31/21	$22,337	$25,770
8/31/22	$19,243	$22,876
8/31/23	$22,032	$26,524
8/31/24	$28,951	$33,721
8/31/25	$33,232	$39,076

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	14.79%	14.83%	12.76%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,896,368,624
Number of Portfolio Holdings	42
Portfolio Turnover Rate	10%
Total Investment Advisory Fees Paid	$7,862,959

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Alphabet, Inc. Class A	9.3%
Amazon.com, Inc.	8.9%
Microsoft Corp.	8.6%
Interactive Brokers Group, Inc. Class A	5.9%
Berkshire Hathaway, Inc. Class B	4.5%
Kyndryl Holdings, Inc.	4.5%
Mastercard, Inc. Class A	4.1%
United Rentals, Inc.	2.8%
GoDaddy, Inc. Class A	2.8%
Applied Materials, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	26.2%
Information Technology	26.2%
Consumer Discretionary	13.0%
Industrials	12.7%
Communication Services	9.3%
Health Care	8.6%
Consumer Staples	1.1%
Energy	1.1%
Materials	1.0%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0198 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Trust Class: NBSTX

Neuberger Berman

Quality Equity Fund

Annual Shareholder Report

August 31, 2025

Institutional Class: NBSLX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$73	0.68%

How did the Fund perform last year?

Equity markets were tumultuous but generated positive returns during the period, as investors responded to changing tariff policies, economic data, and interest rate expectations. The Fund’s investment process, which seeks to identify high-quality companies, contributed to capital preservation in market downturns while participating in market rallies. The Fund’s performance was aided by this approach, even though it did not own a number of the key IT outperformers that drove the S&P 500® Index’s (the Index) performance this period, as these companies did not meet the Fund’s quality criteria.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Industrials and Financials sectors

  An overweight to Financials and underweight to Consumer Staples versus the Index

  An underweight to IT, especially the AI-focused names that drove the sector within the Index

  Stock selection and an underweight to the Communication Services sector

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $3,442,200	S&P 500® Index $3,907,600
8/31/15	$1,000,000	$1,000,000
8/31/16	$1,107,000	$1,125,500
8/31/17	$1,259,500	$1,308,200
8/31/18	$1,493,300	$1,565,500
8/31/19	$1,455,700	$1,611,200
8/31/20	$1,693,700	$1,964,700
8/31/21	$2,281,100	$2,577,000
8/31/22	$1,971,900	$2,287,600
8/31/23	$2,266,100	$2,652,400
8/31/24	$2,988,200	$3,372,100
8/31/25	$3,442,200	$3,907,600

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	15.19%	15.24%	13.16%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,896,368,624
Number of Portfolio Holdings	42
Portfolio Turnover Rate	10%
Total Investment Advisory Fees Paid	$7,862,959

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Alphabet, Inc. Class A	9.3%
Amazon.com, Inc.	8.9%
Microsoft Corp.	8.6%
Interactive Brokers Group, Inc. Class A	5.9%
Berkshire Hathaway, Inc. Class B	4.5%
Kyndryl Holdings, Inc.	4.5%
Mastercard, Inc. Class A	4.1%
United Rentals, Inc.	2.8%
GoDaddy, Inc. Class A	2.8%
Applied Materials, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	26.2%
Information Technology	26.2%
Consumer Discretionary	13.0%
Industrials	12.7%
Communication Services	9.3%
Health Care	8.6%
Consumer Staples	1.1%
Energy	1.1%
Materials	1.0%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0203 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Institutional Class: NBSLX

Neuberger Berman

Quality Equity Fund

Annual Shareholder Report

August 31, 2025

Class A: NRAAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.05%

How did the Fund perform last year?

Equity markets were tumultuous but generated positive returns during the period, as investors responded to changing tariff policies, economic data, and interest rate expectations. The Fund’s investment process, which seeks to identify high-quality companies, contributed to capital preservation in market downturns while participating in market rallies. The Fund’s performance was aided by this approach, even though it did not own a number of the key IT outperformers that drove the S&P 500® Index’s (the Index) performance this period, as these companies did not meet the Fund’s quality criteria.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Industrials and Financials sectors

  An overweight to Financials and underweight to Consumer Staples versus the Index

  An underweight to IT, especially the AI-focused names that drove the sector within the Index

  Stock selection and an underweight to the Communication Services sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $31,257	S&P 500® Index $39,076
8/31/15	$9,425	$10,000
8/31/16	$10,392	$11,255
8/31/17	$11,780	$13,082
8/31/18	$13,917	$15,655
8/31/19	$13,513	$16,112
8/31/20	$15,667	$19,647
8/31/21	$21,020	$25,770
8/31/22	$18,106	$22,876
8/31/23	$20,730	$26,524
8/31/24	$27,238	$33,721
8/31/25	$31,257	$39,076

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	14.76%	14.81%	12.74%
Class A (including sales charge)	8.16%	13.46%	12.07%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,896,368,624
Number of Portfolio Holdings	42
Portfolio Turnover Rate	10%
Total Investment Advisory Fees Paid	$7,862,959

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Alphabet, Inc. Class A	9.3%
Amazon.com, Inc.	8.9%
Microsoft Corp.	8.6%
Interactive Brokers Group, Inc. Class A	5.9%
Berkshire Hathaway, Inc. Class B	4.5%
Kyndryl Holdings, Inc.	4.5%
Mastercard, Inc. Class A	4.1%
United Rentals, Inc.	2.8%
GoDaddy, Inc. Class A	2.8%
Applied Materials, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	26.2%
Information Technology	26.2%
Consumer Discretionary	13.0%
Industrials	12.7%
Communication Services	9.3%
Health Care	8.6%
Consumer Staples	1.1%
Energy	1.1%
Materials	1.0%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0199 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class A: NRAAX

Neuberger Berman

Quality Equity Fund

Annual Shareholder Report

August 31, 2025

Class C: NRACX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.80%

How did the Fund perform last year?

Equity markets were tumultuous but generated positive returns during the period, as investors responded to changing tariff policies, economic data, and interest rate expectations. The Fund’s investment process, which seeks to identify high-quality companies, contributed to capital preservation in market downturns while participating in market rallies. The Fund’s performance was aided by this approach, even though it did not own a number of the key IT outperformers that drove the S&P 500® Index’s (the Index) performance this period, as these companies did not meet the Fund’s quality criteria.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Industrials and Financials sectors

  An overweight to Financials and underweight to Consumer Staples versus the Index

  An underweight to IT, especially the AI-focused names that drove the sector within the Index

  Stock selection and an underweight to the Communication Services sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $30,781	S&P 500® Index $39,076
8/31/15	$10,000	$10,000
8/31/16	$10,944	$11,255
8/31/17	$12,316	$13,082
8/31/18	$14,441	$15,655
8/31/19	$13,919	$16,112
8/31/20	$16,015	$19,647
8/31/21	$21,331	$25,770
8/31/22	$18,239	$22,876
8/31/23	$20,727	$26,524
8/31/24	$27,025	$33,721
8/31/25	$30,781	$39,076

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	13.90%	13.96%	11.90%
Class C (including sales charge)	12.90%	13.96%	11.90%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,896,368,624
Number of Portfolio Holdings	42
Portfolio Turnover Rate	10%
Total Investment Advisory Fees Paid	$7,862,959

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Alphabet, Inc. Class A	9.3%
Amazon.com, Inc.	8.9%
Microsoft Corp.	8.6%
Interactive Brokers Group, Inc. Class A	5.9%
Berkshire Hathaway, Inc. Class B	4.5%
Kyndryl Holdings, Inc.	4.5%
Mastercard, Inc. Class A	4.1%
United Rentals, Inc.	2.8%
GoDaddy, Inc. Class A	2.8%
Applied Materials, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	26.2%
Information Technology	26.2%
Consumer Discretionary	13.0%
Industrials	12.7%
Communication Services	9.3%
Health Care	8.6%
Consumer Staples	1.1%
Energy	1.1%
Materials	1.0%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0202 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class C: NRACX

Neuberger Berman

Quality Equity Fund

Annual Shareholder Report

August 31, 2025

Class R3: NRARX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$139	1.30%

How did the Fund perform last year?

Equity markets were tumultuous but generated positive returns during the period, as investors responded to changing tariff policies, economic data, and interest rate expectations. The Fund’s investment process, which seeks to identify high-quality companies, contributed to capital preservation in market downturns while participating in market rallies. The Fund’s performance was aided by this approach, even though it did not own a number of the key IT outperformers that drove the S&P 500® Index’s (the Index) performance this period, as these companies did not meet the Fund’s quality criteria.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Industrials and Financials sectors

  An overweight to Financials and underweight to Consumer Staples versus the Index

  An underweight to IT, especially the AI-focused names that drove the sector within the Index

  Stock selection and an underweight to the Communication Services sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $32,343	S&P 500® Index $39,076
8/31/15	$10,000	$10,000
8/31/16	$11,001	$11,255
8/31/17	$12,435	$13,082
8/31/18	$14,654	$15,655
8/31/19	$14,197	$16,112
8/31/20	$16,415	$19,647
8/31/21	$21,975	$25,770
8/31/22	$18,881	$22,876
8/31/23	$21,565	$26,524
8/31/24	$28,252	$33,721
8/31/25	$32,343	$39,076

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R3	14.48%	14.53%	12.45%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,896,368,624
Number of Portfolio Holdings	42
Portfolio Turnover Rate	10%
Total Investment Advisory Fees Paid	$7,862,959

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Alphabet, Inc. Class A	9.3%
Amazon.com, Inc.	8.9%
Microsoft Corp.	8.6%
Interactive Brokers Group, Inc. Class A	5.9%
Berkshire Hathaway, Inc. Class B	4.5%
Kyndryl Holdings, Inc.	4.5%
Mastercard, Inc. Class A	4.1%
United Rentals, Inc.	2.8%
GoDaddy, Inc. Class A	2.8%
Applied Materials, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	26.2%
Information Technology	26.2%
Consumer Discretionary	13.0%
Industrials	12.7%
Communication Services	9.3%
Health Care	8.6%
Consumer Staples	1.1%
Energy	1.1%
Materials	1.0%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0200 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class R3: NRARX

Neuberger Berman

Quality Equity Fund

Annual Shareholder Report

August 31, 2025

Class R6: NRSRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$64	0.59%

How did the Fund perform last year?

Equity markets were tumultuous but generated positive returns during the period, as investors responded to changing tariff policies, economic data, and interest rate expectations. The Fund’s investment process, which seeks to identify high-quality companies, contributed to capital preservation in market downturns while participating in market rallies. The Fund’s performance was aided by this approach, even though it did not own a number of the key IT outperformers that drove the S&P 500® Index’s (the Index) performance this period, as these companies did not meet the Fund’s quality criteria.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Industrials and Financials sectors

  An overweight to Financials and underweight to Consumer Staples versus the Index

  An underweight to IT, especially the AI-focused names that drove the sector within the Index

  Stock selection and an underweight to the Communication Services sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $34,720	S&P 500® Index $39,076
8/31/15	$10,000	$10,000
8/31/16	$11,078	$11,255
8/31/17	$12,611	$13,082
8/31/18	$14,963	$15,655
8/31/19	$14,599	$16,112
8/31/20	$17,005	$19,647
8/31/21	$22,926	$25,770
8/31/22	$19,837	$22,876
8/31/23	$22,819	$26,524
8/31/24	$30,114	$33,721
8/31/25	$34,720	$39,076

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	15.30%	15.35%	13.26%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,896,368,624
Number of Portfolio Holdings	42
Portfolio Turnover Rate	10%
Total Investment Advisory Fees Paid	$7,862,959

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Alphabet, Inc. Class A	9.3%
Amazon.com, Inc.	8.9%
Microsoft Corp.	8.6%
Interactive Brokers Group, Inc. Class A	5.9%
Berkshire Hathaway, Inc. Class B	4.5%
Kyndryl Holdings, Inc.	4.5%
Mastercard, Inc. Class A	4.1%
United Rentals, Inc.	2.8%
GoDaddy, Inc. Class A	2.8%
Applied Materials, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	26.2%
Information Technology	26.2%
Consumer Discretionary	13.0%
Industrials	12.7%
Communication Services	9.3%
Health Care	8.6%
Consumer Staples	1.1%
Energy	1.1%
Materials	1.0%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0201 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class R6: NRSRX

Neuberger Berman

Quality Equity Fund

Annual Shareholder Report

August 31, 2025

Class E: NRAEX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$5	0.05%

How did the Fund perform last year?

Equity markets were tumultuous but generated positive returns during the period, as investors responded to changing tariff policies, economic data, and interest rate expectations. The Fund’s investment process, which seeks to identify high-quality companies, contributed to capital preservation in market downturns while participating in market rallies. The Fund’s performance was aided by this approach, even though it did not own a number of the key IT outperformers that drove the S&P 500® Index’s (the Index) performance this period, as these companies did not meet the Fund’s quality criteria.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Industrials and Financials sectors

  An overweight to Financials and underweight to Consumer Staples versus the Index

  An underweight to IT, especially the AI-focused names that drove the sector within the Index

  Stock selection and an underweight to the Communication Services sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $34,277	S&P 500® Index $39,076
8/31/15	$10,000	$10,000
8/31/16	$11,049	$11,255
8/31/17	$12,545	$13,082
8/31/18	$14,848	$15,655
8/31/19	$14,448	$16,112
8/31/20	$16,776	$19,647
8/31/21	$22,555	$25,770
8/31/22	$19,466	$22,876
8/31/23	$22,335	$26,524
8/31/24	$29,565	$33,721
8/31/25	$34,277	$39,076

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class E	15.94%	15.36%	13.11%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class E's inception date of December 6, 2023 is that of the Fund's Investor Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,896,368,624
Number of Portfolio Holdings	42
Portfolio Turnover Rate	10%
Total Investment Advisory Fees Paid	$7,862,959

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Alphabet, Inc. Class A	9.3%
Amazon.com, Inc.	8.9%
Microsoft Corp.	8.6%
Interactive Brokers Group, Inc. Class A	5.9%
Berkshire Hathaway, Inc. Class B	4.5%
Kyndryl Holdings, Inc.	4.5%
Mastercard, Inc. Class A	4.1%
United Rentals, Inc.	2.8%
GoDaddy, Inc. Class A	2.8%
Applied Materials, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	26.2%
Information Technology	26.2%
Consumer Discretionary	13.0%
Industrials	12.7%
Communication Services	9.3%
Health Care	8.6%
Consumer Staples	1.1%
Energy	1.1%
Materials	1.0%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0204 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class E: NRAEX

Neuberger Berman

Real Estate Fund

Annual Shareholder Report

August 31, 2025

Trust Class: NBRFX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$102	1.04%

How did the Fund perform last year?

The Fund and Real Estate Investment Trust market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated negative returns over the period. U.S. 10-year Treasury yields were volatile but ended the period up approximately 30 basis points, as persistent inflation curtailed the U.S. Federal Reserve Board rate cuts. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth. Volatility persisted amid shifting rate expectations, federal deficit concerns, geopolitical risks and potential changes to tariffs and tax policy.

Performance Attribution

Top Contributors

Top Detractors

  An underweight to the Industrial and an overweight to the Single Family Homes sectors versus the Index

  Overweights to American Healthcare REIT and Ventas, Inc. and an underweight to Alexandria Real Estate Equities (now overweight)

  An underweight to the Lodging/Resorts and an overweight to the Manufactured Homes sectors versus the Index

  Overweights to Hudson Pacific Properties, Iron Mountain, Inc. and Rexford Industrial Realty, Inc. (was sold during the period)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $19,278	S&P 500® Index $39,076	FTSE Nareit All Equity REITs Index $19,608
8/31/15	$10,000	$10,000	$10,000
8/31/16	$12,159	$11,255	$12,537
8/31/17	$12,511	$13,082	$12,770
8/31/18	$13,138	$15,655	$13,595
8/31/19	$15,925	$16,112	$15,713
8/31/20	$15,267	$19,647	$14,447
8/31/21	$20,475	$25,770	$19,662
8/31/22	$18,250	$22,876	$17,744
8/31/23	$16,421	$26,524	$16,375
8/31/24	$20,048	$33,721	$19,885
8/31/25	$19,278	$39,076	$19,608

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	(3.84)%	4.78%	6.78%
S&P 500® Index	15.88%	14.74%	14.60%
FTSE Nareit All Equity REITs Index	(1.39)%	6.30%	6.97%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$680,765,578
Number of Portfolio Holdings	36
Portfolio Turnover Rate	57%
Total Investment Advisory Fees Paid	$4,243,072

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	9.5%
Welltower, Inc.	9.1%
Prologis, Inc.	7.2%
Equinix, Inc.	5.5%
AvalonBay Communities, Inc.	5.1%
Public Storage	4.7%
Ventas, Inc.	4.2%
SBA Communications Corp.	4.0%
Simon Property Group, Inc.	3.6%
Invitation Homes, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	17.8%
Telecommunications	14.2%
Apartments	9.5%
Industrial	8.2%
Data Centers	7.9%
Self Storage	7.3%
Shopping Centers	6.4%
Free Standing	5.3%
Regional Malls	4.8%
Manufactured Homes	4.6%
Single Family Homes	3.7%
Office	3.6%
Specialty	2.7%
Gaming	1.4%
Timber	1.1%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/RealEstate/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0167 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Trust Class: NBRFX

Neuberger Berman

Real Estate Fund

Annual Shareholder Report

August 31, 2025

Institutional Class: NBRIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.85%

How did the Fund perform last year?

The Fund and Real Estate Investment Trust market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated negative returns over the period. U.S. 10-year Treasury yields were volatile but ended the period up approximately 30 basis points, as persistent inflation curtailed the U.S. Federal Reserve Board rate cuts. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth. Volatility persisted amid shifting rate expectations, federal deficit concerns, geopolitical risks and potential changes to tariffs and tax policy.

Performance Attribution

Top Contributors

Top Detractors

  An underweight to the Industrial and an overweight to the Single Family Homes sectors versus the Index

  Overweights to American Healthcare REIT and Ventas, Inc. and an underweight to Alexandria Real Estate Equities (now overweight)

  An underweight to the Lodging/Resorts and an overweight to the Manufactured Homes sectors versus the Index

  Overweights to Hudson Pacific Properties, Iron Mountain, Inc. and Rexford Industrial Realty, Inc. (was sold during the period)

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,964,600	S&P 500® Index $3,907,600	FTSE Nareit All Equity REITs Index $1,960,800
8/31/15	$1,000,000	$1,000,000	$1,000,000
8/31/16	$1,218,400	$1,125,500	$1,253,700
8/31/17	$1,255,100	$1,308,200	$1,277,000
8/31/18	$1,321,300	$1,565,500	$1,359,500
8/31/19	$1,604,700	$1,611,200	$1,571,300
8/31/20	$1,540,900	$1,964,700	$1,444,700
8/31/21	$2,071,000	$2,577,000	$1,966,200
8/31/22	$1,848,200	$2,287,600	$1,774,400
8/31/23	$1,666,800	$2,652,400	$1,637,500
8/31/24	$2,040,000	$3,372,100	$1,988,500
8/31/25	$1,964,600	$3,907,600	$1,960,800

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	(3.70)%	4.98%	6.99%
S&P 500® Index	15.88%	14.74%	14.60%
FTSE Nareit All Equity REITs Index	(1.39)%	6.30%	6.97%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$680,765,578
Number of Portfolio Holdings	36
Portfolio Turnover Rate	57%
Total Investment Advisory Fees Paid	$4,243,072

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	9.5%
Welltower, Inc.	9.1%
Prologis, Inc.	7.2%
Equinix, Inc.	5.5%
AvalonBay Communities, Inc.	5.1%
Public Storage	4.7%
Ventas, Inc.	4.2%
SBA Communications Corp.	4.0%
Simon Property Group, Inc.	3.6%
Invitation Homes, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	17.8%
Telecommunications	14.2%
Apartments	9.5%
Industrial	8.2%
Data Centers	7.9%
Self Storage	7.3%
Shopping Centers	6.4%
Free Standing	5.3%
Regional Malls	4.8%
Manufactured Homes	4.6%
Single Family Homes	3.7%
Office	3.6%
Specialty	2.7%
Gaming	1.4%
Timber	1.1%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/RealEstate/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0173 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Institutional Class: NBRIX

Neuberger Berman

Real Estate Fund

Annual Shareholder Report

August 31, 2025

Class A: NREAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.21%

How did the Fund perform last year?

The Fund and Real Estate Investment Trust market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated negative returns over the period. U.S. 10-year Treasury yields were volatile but ended the period up approximately 30 basis points, as persistent inflation curtailed the U.S. Federal Reserve Board rate cuts. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth. Volatility persisted amid shifting rate expectations, federal deficit concerns, geopolitical risks and potential changes to tariffs and tax policy.

Performance Attribution

Top Contributors

Top Detractors

  An underweight to the Industrial and an overweight to the Single Family Homes sectors versus the Index

  Overweights to American Healthcare REIT and Ventas, Inc. and an underweight to Alexandria Real Estate Equities (now overweight)

  An underweight to the Lodging/Resorts and an overweight to the Manufactured Homes sectors versus the Index

  Overweights to Hudson Pacific Properties, Iron Mountain, Inc. and Rexford Industrial Realty, Inc. (was sold during the period)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $17,855	S&P 500® Index $39,076	FTSE Nareit All Equity REITs Index $19,608
8/31/15	$9,425	$10,000	$10,000
8/31/16	$11,439	$11,255	$12,537
8/31/17	$11,740	$13,082	$12,770
8/31/18	$12,315	$15,655	$13,595
8/31/19	$14,903	$16,112	$15,713
8/31/20	$14,261	$19,647	$14,447
8/31/21	$19,093	$25,770	$19,662
8/31/22	$16,988	$22,876	$17,744
8/31/23	$15,258	$26,524	$16,375
8/31/24	$18,609	$33,721	$19,885
8/31/25	$17,855	$39,076	$19,608

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	(4.05)%	4.60%	6.60%
Class A (including sales charge)	(9.57)%	3.37%	5.97%
S&P 500® Index	15.88%	14.74%	14.60%
FTSE Nareit All Equity REITs Index	(1.39)%	6.30%	6.97%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$680,765,578
Number of Portfolio Holdings	36
Portfolio Turnover Rate	57%
Total Investment Advisory Fees Paid	$4,243,072

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	9.5%
Welltower, Inc.	9.1%
Prologis, Inc.	7.2%
Equinix, Inc.	5.5%
AvalonBay Communities, Inc.	5.1%
Public Storage	4.7%
Ventas, Inc.	4.2%
SBA Communications Corp.	4.0%
Simon Property Group, Inc.	3.6%
Invitation Homes, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	17.8%
Telecommunications	14.2%
Apartments	9.5%
Industrial	8.2%
Data Centers	7.9%
Self Storage	7.3%
Shopping Centers	6.4%
Free Standing	5.3%
Regional Malls	4.8%
Manufactured Homes	4.6%
Single Family Homes	3.7%
Office	3.6%
Specialty	2.7%
Gaming	1.4%
Timber	1.1%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/RealEstate/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0168 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class A: NREAX

Neuberger Berman

Real Estate Fund

Annual Shareholder Report

August 31, 2025

Class C: NRECX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.96%

How did the Fund perform last year?

The Fund and Real Estate Investment Trust market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated negative returns over the period. U.S. 10-year Treasury yields were volatile but ended the period up approximately 30 basis points, as persistent inflation curtailed the U.S. Federal Reserve Board rate cuts. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth. Volatility persisted amid shifting rate expectations, federal deficit concerns, geopolitical risks and potential changes to tariffs and tax policy.

Performance Attribution

Top Contributors

Top Detractors

  An underweight to the Industrial and an overweight to the Single Family Homes sectors versus the Index

  Overweights to American Healthcare REIT and Ventas, Inc. and an underweight to Alexandria Real Estate Equities (now overweight)

  An underweight to the Lodging/Resorts and an overweight to the Manufactured Homes sectors versus the Index

  Overweights to Hudson Pacific Properties, Iron Mountain, Inc. and Rexford Industrial Realty, Inc. (was sold during the period)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $17,581	S&P 500® Index $39,076	FTSE Nareit All Equity REITs Index $19,608
8/31/15	$10,000	$10,000	$10,000
8/31/16	$12,045	$11,255	$12,537
8/31/17	$12,272	$13,082	$12,770
8/31/18	$12,781	$15,655	$13,595
8/31/19	$15,352	$16,112	$15,713
8/31/20	$14,572	$19,647	$14,447
8/31/21	$19,373	$25,770	$19,662
8/31/22	$17,103	$22,876	$17,744
8/31/23	$15,250	$26,524	$16,375
8/31/24	$18,454	$33,721	$19,885
8/31/25	$17,581	$39,076	$19,608

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	(4.73)%	3.83%	5.80%
Class C (including sales charge)	(5.68)%	3.83%	5.80%
S&P 500® Index	15.88%	14.74%	14.60%
FTSE Nareit All Equity REITs Index	(1.39)%	6.30%	6.97%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$680,765,578
Number of Portfolio Holdings	36
Portfolio Turnover Rate	57%
Total Investment Advisory Fees Paid	$4,243,072

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	9.5%
Welltower, Inc.	9.1%
Prologis, Inc.	7.2%
Equinix, Inc.	5.5%
AvalonBay Communities, Inc.	5.1%
Public Storage	4.7%
Ventas, Inc.	4.2%
SBA Communications Corp.	4.0%
Simon Property Group, Inc.	3.6%
Invitation Homes, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	17.8%
Telecommunications	14.2%
Apartments	9.5%
Industrial	8.2%
Data Centers	7.9%
Self Storage	7.3%
Shopping Centers	6.4%
Free Standing	5.3%
Regional Malls	4.8%
Manufactured Homes	4.6%
Single Family Homes	3.7%
Office	3.6%
Specialty	2.7%
Gaming	1.4%
Timber	1.1%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/RealEstate/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0172 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class C: NRECX

Neuberger Berman

Real Estate Fund

Annual Shareholder Report

August 31, 2025

Class R3: NRERX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$143	1.46%

How did the Fund perform last year?

The Fund and Real Estate Investment Trust market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated negative returns over the period. U.S. 10-year Treasury yields were volatile but ended the period up approximately 30 basis points, as persistent inflation curtailed the U.S. Federal Reserve Board rate cuts. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth. Volatility persisted amid shifting rate expectations, federal deficit concerns, geopolitical risks and potential changes to tariffs and tax policy.

Performance Attribution

Top Contributors

Top Detractors

  An underweight to the Industrial and an overweight to the Single Family Homes sectors versus the Index

  Overweights to American Healthcare REIT and Ventas, Inc. and an underweight to Alexandria Real Estate Equities (now overweight)

  An underweight to the Lodging/Resorts and an overweight to the Manufactured Homes sectors versus the Index

  Overweights to Hudson Pacific Properties, Iron Mountain, Inc. and Rexford Industrial Realty, Inc. (was sold during the period)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $18,479	S&P 500® Index $39,076	FTSE Nareit All Equity REITs Index $19,608
8/31/15	$10,000	$10,000	$10,000
8/31/16	$12,103	$11,255	$12,537
8/31/17	$12,400	$13,082	$12,770
8/31/18	$12,967	$15,655	$13,595
8/31/19	$15,659	$16,112	$15,713
8/31/20	$14,942	$19,647	$14,447
8/31/21	$19,955	$25,770	$19,662
8/31/22	$17,713	$22,876	$17,744
8/31/23	$15,876	$26,524	$16,375
8/31/24	$19,297	$33,721	$19,885
8/31/25	$18,479	$39,076	$19,608

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R3	(4.24)%	4.34%	6.33%
S&P 500® Index	15.88%	14.74%	14.60%
FTSE Nareit All Equity REITs Index	(1.39)%	6.30%	6.97%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$680,765,578
Number of Portfolio Holdings	36
Portfolio Turnover Rate	57%
Total Investment Advisory Fees Paid	$4,243,072

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	9.5%
Welltower, Inc.	9.1%
Prologis, Inc.	7.2%
Equinix, Inc.	5.5%
AvalonBay Communities, Inc.	5.1%
Public Storage	4.7%
Ventas, Inc.	4.2%
SBA Communications Corp.	4.0%
Simon Property Group, Inc.	3.6%
Invitation Homes, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	17.8%
Telecommunications	14.2%
Apartments	9.5%
Industrial	8.2%
Data Centers	7.9%
Self Storage	7.3%
Shopping Centers	6.4%
Free Standing	5.3%
Regional Malls	4.8%
Manufactured Homes	4.6%
Single Family Homes	3.7%
Office	3.6%
Specialty	2.7%
Gaming	1.4%
Timber	1.1%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/RealEstate/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0170 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class R3: NRERX

Neuberger Berman

Real Estate Fund

Annual Shareholder Report

August 31, 2025

Class R6: NRREX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.75%

How did the Fund perform last year?

The Fund and Real Estate Investment Trust market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated negative returns over the period. U.S. 10-year Treasury yields were volatile but ended the period up approximately 30 basis points, as persistent inflation curtailed the U.S. Federal Reserve Board rate cuts. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth. Volatility persisted amid shifting rate expectations, federal deficit concerns, geopolitical risks and potential changes to tariffs and tax policy.

Performance Attribution

Top Contributors

Top Detractors

  An underweight to the Industrial and an overweight to the Single Family Homes sectors versus the Index

  Overweights to American Healthcare REIT and Ventas, Inc. and an underweight to Alexandria Real Estate Equities (now overweight)

  An underweight to the Lodging/Resorts and an overweight to the Manufactured Homes sectors versus the Index

  Overweights to Hudson Pacific Properties, Iron Mountain, Inc. and Rexford Industrial Realty, Inc. (was sold during the period)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $19,825	S&P 500® Index $39,076	FTSE Nareit All Equity REITs Index $19,608
8/31/15	$10,000	$10,000	$10,000
8/31/16	$12,185	$11,255	$12,537
8/31/17	$12,571	$13,082	$12,770
8/31/18	$13,244	$15,655	$13,595
8/31/19	$16,098	$16,112	$15,713
8/31/20	$15,475	$19,647	$14,447
8/31/21	$20,806	$25,770	$19,662
8/31/22	$18,597	$22,876	$17,744
8/31/23	$16,782	$26,524	$16,375
8/31/24	$20,552	$33,721	$19,885
8/31/25	$19,825	$39,076	$19,608

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	(3.53)%	5.08%	7.08%
S&P 500® Index	15.88%	14.74%	14.60%
FTSE Nareit All Equity REITs Index	(1.39)%	6.30%	6.97%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$680,765,578
Number of Portfolio Holdings	36
Portfolio Turnover Rate	57%
Total Investment Advisory Fees Paid	$4,243,072

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	9.5%
Welltower, Inc.	9.1%
Prologis, Inc.	7.2%
Equinix, Inc.	5.5%
AvalonBay Communities, Inc.	5.1%
Public Storage	4.7%
Ventas, Inc.	4.2%
SBA Communications Corp.	4.0%
Simon Property Group, Inc.	3.6%
Invitation Homes, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	17.8%
Telecommunications	14.2%
Apartments	9.5%
Industrial	8.2%
Data Centers	7.9%
Self Storage	7.3%
Shopping Centers	6.4%
Free Standing	5.3%
Regional Malls	4.8%
Manufactured Homes	4.6%
Single Family Homes	3.7%
Office	3.6%
Specialty	2.7%
Gaming	1.4%
Timber	1.1%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/RealEstate/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0171 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class R6: NRREX

Neuberger Berman

Real Estate Fund

Annual Shareholder Report

August 31, 2025

Class E: NREEX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$8	0.08%

How did the Fund perform last year?

The Fund and Real Estate Investment Trust market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated negative returns over the period. U.S. 10-year Treasury yields were volatile but ended the period up approximately 30 basis points, as persistent inflation curtailed the U.S. Federal Reserve Board rate cuts. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth. Volatility persisted amid shifting rate expectations, federal deficit concerns, geopolitical risks and potential changes to tariffs and tax policy.

Performance Attribution

Top Contributors

Top Detractors

  An underweight to the Industrial and an overweight to the Single Family Homes sectors versus the Index

  Overweights to American Healthcare REIT and Ventas, Inc. and an underweight to Alexandria Real Estate Equities (now overweight)

  An underweight to the Lodging/Resorts and an overweight to the Manufactured Homes sectors versus the Index

  Overweights to Hudson Pacific Properties, Iron Mountain, Inc. and Rexford Industrial Realty, Inc. (was sold during the period)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $19,973	S&P 500® Index $39,076	FTSE Nareit All Equity REITs Index $19,608
8/31/15	$10,000	$10,000	$10,000
8/31/16	$12,159	$11,255	$12,537
8/31/17	$12,511	$13,082	$12,770
8/31/18	$13,138	$15,655	$13,595
8/31/19	$15,925	$16,112	$15,713
8/31/20	$15,267	$19,647	$14,447
8/31/21	$20,475	$25,770	$19,662
8/31/22	$18,354	$22,876	$17,744
8/31/23	$16,683	$26,524	$16,375
8/31/24	$20,566	$33,721	$19,885
8/31/25	$19,973	$39,076	$19,608

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class E	(2.88)%	5.52%	7.16%
S&P 500® Index	15.88%	14.74%	14.60%
FTSE Nareit All Equity REITs Index	(1.39)%	6.30%	6.97%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Trust Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$680,765,578
Number of Portfolio Holdings	36
Portfolio Turnover Rate	57%
Total Investment Advisory Fees Paid	$4,243,072

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	9.5%
Welltower, Inc.	9.1%
Prologis, Inc.	7.2%
Equinix, Inc.	5.5%
AvalonBay Communities, Inc.	5.1%
Public Storage	4.7%
Ventas, Inc.	4.2%
SBA Communications Corp.	4.0%
Simon Property Group, Inc.	3.6%
Invitation Homes, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	17.8%
Telecommunications	14.2%
Apartments	9.5%
Industrial	8.2%
Data Centers	7.9%
Self Storage	7.3%
Shopping Centers	6.4%
Free Standing	5.3%
Regional Malls	4.8%
Manufactured Homes	4.6%
Single Family Homes	3.7%
Office	3.6%
Specialty	2.7%
Gaming	1.4%
Timber	1.1%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/RealEstate/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0169 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class E: NREEX

Neuberger Berman

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Investor Class: NBMIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$102	1.01%

How did the Fund perform last year?

The twelve-month period represented a challenging time for the Fund, following a strong effort across most of calendar year 2024, as the Fund struggled to keep pace with a highly rotational market. The net effect of strong macro-level influences, policy uncertainty and economic “handwringing” was unpredictability, as the market took investors on a rollercoaster ride of risk-on/risk-off sentiment through multiple distinct and varied mini-regimes. For the period, the Fund delivered a positive at NAV return but trailed the Russell 2000® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Health Care and our avoidance of the Communication Services sector

  Investments in the IT, Industrials and Financial sectors

  January’s significant decline in market prices, spurred by the debut of China’s DeepSeek, across AI infrastructure companies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $28,951	Russell 3000® Index $37,020	Russell 2000® Growth Index $23,129	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,684	$11,144	$10,355	$10,859
8/31/17	$11,813	$12,934	$12,052	$12,479
8/31/18	$16,381	$15,553	$15,754	$15,654
8/31/19	$17,046	$15,757	$14,018	$13,636
8/31/20	$21,001	$19,135	$16,440	$14,457
8/31/21	$26,870	$25,458	$22,294	$21,264
8/31/22	$21,511	$22,076	$16,663	$17,461
8/31/23	$21,822	$25,334	$17,792	$18,273
8/31/24	$28,565	$31,958	$20,936	$21,648
8/31/25	$28,951	$37,020	$23,129	$23,416

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	1.35%	6.63%	11.22%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Growth Index	10.48%	7.07%	8.75%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$462,708,373
Number of Portfolio Holdings	101
Portfolio Turnover Rate	150%
Total Investment Advisory Fees Paid	$2,749,337

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.3%
RadNet, Inc.	2.3%
Dave, Inc.	2.2%
Zurn Elkay Water Solutions Corp.	1.9%
SPX Technologies, Inc.	1.9%
StepStone Group, Inc. Class A	1.9%
IonQ, Inc.	1.8%
Credo Technology Group Holding Ltd.	1.8%
InterDigital, Inc.	1.7%
Q2 Holdings, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	23.4%
Industrials	23.2%
Health Care	22.0%
Financials	11.9%
Consumer Discretionary	10.4%
Materials	2.7%
Consumer Staples	1.4%
Energy	1.2%
Utilities	0.5%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0181 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Investor Class: NBMIX

Neuberger Berman

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Trust Class: NBMOX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$126	1.25%

How did the Fund perform last year?

The twelve-month period represented a challenging time for the Fund, following a strong effort across most of calendar year 2024, as the Fund struggled to keep pace with a highly rotational market. The net effect of strong macro-level influences, policy uncertainty and economic “handwringing” was unpredictability, as the market took investors on a rollercoaster ride of risk-on/risk-off sentiment through multiple distinct and varied mini-regimes. For the period, the Fund delivered a positive at NAV return but trailed the Russell 2000® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Health Care and our avoidance of the Communication Services sector

  Investments in the IT, Industrials and Financial sectors

  January’s significant decline in market prices, spurred by the debut of China’s DeepSeek, across AI infrastructure companies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $28,424	Russell 3000® Index $37,020	Russell 2000® Growth Index $23,129	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,673	$11,144	$10,355	$10,859
8/31/17	$11,776	$12,934	$12,052	$12,479
8/31/18	$16,304	$15,553	$15,754	$15,654
8/31/19	$16,954	$15,757	$14,018	$13,636
8/31/20	$20,859	$19,135	$16,440	$14,457
8/31/21	$26,638	$25,458	$22,294	$21,264
8/31/22	$21,273	$22,076	$16,663	$17,461
8/31/23	$21,532	$25,334	$17,792	$18,273
8/31/24	$28,115	$31,958	$20,936	$21,648
8/31/25	$28,424	$37,020	$23,129	$23,416

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	1.10%	6.38%	11.01%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Growth Index	10.48%	7.07%	8.75%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$462,708,373
Number of Portfolio Holdings	101
Portfolio Turnover Rate	150%
Total Investment Advisory Fees Paid	$2,749,337

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.3%
RadNet, Inc.	2.3%
Dave, Inc.	2.2%
Zurn Elkay Water Solutions Corp.	1.9%
SPX Technologies, Inc.	1.9%
StepStone Group, Inc. Class A	1.9%
IonQ, Inc.	1.8%
Credo Technology Group Holding Ltd.	1.8%
InterDigital, Inc.	1.7%
Q2 Holdings, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	23.4%
Industrials	23.2%
Health Care	22.0%
Financials	11.9%
Consumer Discretionary	10.4%
Materials	2.7%
Consumer Staples	1.4%
Energy	1.2%
Utilities	0.5%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0182 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Trust Class: NBMOX

Neuberger Berman

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Advisor Class: NBMVX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$141	1.40%

How did the Fund perform last year?

The twelve-month period represented a challenging time for the Fund, following a strong effort across most of calendar year 2024, as the Fund struggled to keep pace with a highly rotational market. The net effect of strong macro-level influences, policy uncertainty and economic “handwringing” was unpredictability, as the market took investors on a rollercoaster ride of risk-on/risk-off sentiment through multiple distinct and varied mini-regimes. For the period, the Fund delivered a positive at NAV return but trailed the Russell 2000® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Health Care and our avoidance of the Communication Services sector

  Investments in the IT, Industrials and Financial sectors

  January’s significant decline in market prices, spurred by the debut of China’s DeepSeek, across AI infrastructure companies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Advisor Class $28,007	Russell 3000® Index $37,020	Russell 2000® Growth Index $23,129	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,660	$11,144	$10,355	$10,859
8/31/17	$11,745	$12,934	$12,052	$12,479
8/31/18	$16,238	$15,553	$15,754	$15,654
8/31/19	$16,856	$15,757	$14,018	$13,636
8/31/20	$20,709	$19,135	$16,440	$14,457
8/31/21	$26,405	$25,458	$22,294	$21,264
8/31/22	$21,054	$22,076	$16,663	$17,461
8/31/23	$21,283	$25,334	$17,792	$18,273
8/31/24	$27,745	$31,958	$20,936	$21,648
8/31/25	$28,007	$37,020	$23,129	$23,416

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Advisor Class	0.94%	6.22%	10.85%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Growth Index	10.48%	7.07%	8.75%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$462,708,373
Number of Portfolio Holdings	101
Portfolio Turnover Rate	150%
Total Investment Advisory Fees Paid	$2,749,337

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.3%
RadNet, Inc.	2.3%
Dave, Inc.	2.2%
Zurn Elkay Water Solutions Corp.	1.9%
SPX Technologies, Inc.	1.9%
StepStone Group, Inc. Class A	1.9%
IonQ, Inc.	1.8%
Credo Technology Group Holding Ltd.	1.8%
InterDigital, Inc.	1.7%
Q2 Holdings, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	23.4%
Industrials	23.2%
Health Care	22.0%
Financials	11.9%
Consumer Discretionary	10.4%
Materials	2.7%
Consumer Staples	1.4%
Energy	1.2%
Utilities	0.5%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0188 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Advisor Class: NBMVX

Neuberger Berman

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Institutional Class: NBSMX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$91	0.90%

How did the Fund perform last year?

The twelve-month period represented a challenging time for the Fund, following a strong effort across most of calendar year 2024, as the Fund struggled to keep pace with a highly rotational market. The net effect of strong macro-level influences, policy uncertainty and economic “handwringing” was unpredictability, as the market took investors on a rollercoaster ride of risk-on/risk-off sentiment through multiple distinct and varied mini-regimes. For the period, the Fund delivered a positive at NAV return but trailed the Russell 2000® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Health Care and our avoidance of the Communication Services sector

  Investments in the IT, Industrials and Financial sectors

  January’s significant decline in market prices, spurred by the debut of China’s DeepSeek, across AI infrastructure companies

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,957,300	Russell 3000® Index $3,702,000	Russell 2000® Growth Index $2,312,900	Russell 2000® Index $2,341,600
8/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/16	$971,800	$1,114,400	$1,035,500	$1,085,900
8/31/17	$1,188,600	$1,293,400	$1,205,200	$1,247,900
8/31/18	$1,653,600	$1,555,300	$1,575,400	$1,565,400
8/31/19	$1,726,000	$1,575,700	$1,401,800	$1,363,600
8/31/20	$2,131,900	$1,913,500	$1,644,000	$1,445,700
8/31/21	$2,732,600	$2,545,800	$2,229,400	$2,126,400
8/31/22	$2,190,000	$2,207,600	$1,666,300	$1,746,100
8/31/23	$2,224,600	$2,533,400	$1,779,200	$1,827,300
8/31/24	$2,914,600	$3,195,800	$2,093,600	$2,164,800
8/31/25	$2,957,300	$3,702,000	$2,312,900	$2,341,600

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	1.46%	6.76%	11.45%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Growth Index	10.48%	7.07%	8.75%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$462,708,373
Number of Portfolio Holdings	101
Portfolio Turnover Rate	150%
Total Investment Advisory Fees Paid	$2,749,337

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.3%
RadNet, Inc.	2.3%
Dave, Inc.	2.2%
Zurn Elkay Water Solutions Corp.	1.9%
SPX Technologies, Inc.	1.9%
StepStone Group, Inc. Class A	1.9%
IonQ, Inc.	1.8%
Credo Technology Group Holding Ltd.	1.8%
InterDigital, Inc.	1.7%
Q2 Holdings, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	23.4%
Industrials	23.2%
Health Care	22.0%
Financials	11.9%
Consumer Discretionary	10.4%
Materials	2.7%
Consumer Staples	1.4%
Energy	1.2%
Utilities	0.5%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0187 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Institutional Class: NBSMX

Neuberger Berman

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Class A: NSNAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.26%

How did the Fund perform last year?

The twelve-month period represented a challenging time for the Fund, following a strong effort across most of calendar year 2024, as the Fund struggled to keep pace with a highly rotational market. The net effect of strong macro-level influences, policy uncertainty and economic “handwringing” was unpredictability, as the market took investors on a rollercoaster ride of risk-on/risk-off sentiment through multiple distinct and varied mini-regimes. For the period, the Fund delivered a positive at NAV return but trailed the Russell 2000® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Health Care and our avoidance of the Communication Services sector

  Investments in the IT, Industrials and Financial sectors

  January’s significant decline in market prices, spurred by the debut of China’s DeepSeek, across AI infrastructure companies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $26,878	Russell 3000® Index $37,020	Russell 2000® Growth Index $23,129	Russell 2000® Index $23,416
8/31/15	$9,425	$10,000	$10,000	$10,000
8/31/16	$9,126	$11,144	$10,355	$10,859
8/31/17	$11,122	$12,934	$12,052	$12,479
8/31/18	$15,416	$15,553	$15,754	$15,654
8/31/19	$16,033	$15,757	$14,018	$13,636
8/31/20	$19,735	$19,135	$16,440	$14,457
8/31/21	$25,199	$25,458	$22,294	$21,264
8/31/22	$20,124	$22,076	$16,663	$17,461
8/31/23	$20,369	$25,334	$17,792	$18,273
8/31/24	$26,591	$31,958	$20,936	$21,648
8/31/25	$26,878	$37,020	$23,129	$23,416

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	1.08%	6.37%	11.05%
Class A (including sales charge)	(4.73)%	5.12%	10.39%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Growth Index	10.48%	7.07%	8.75%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$462,708,373
Number of Portfolio Holdings	101
Portfolio Turnover Rate	150%
Total Investment Advisory Fees Paid	$2,749,337

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.3%
RadNet, Inc.	2.3%
Dave, Inc.	2.2%
Zurn Elkay Water Solutions Corp.	1.9%
SPX Technologies, Inc.	1.9%
StepStone Group, Inc. Class A	1.9%
IonQ, Inc.	1.8%
Credo Technology Group Holding Ltd.	1.8%
InterDigital, Inc.	1.7%
Q2 Holdings, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	23.4%
Industrials	23.2%
Health Care	22.0%
Financials	11.9%
Consumer Discretionary	10.4%
Materials	2.7%
Consumer Staples	1.4%
Energy	1.2%
Utilities	0.5%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0183 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class A: NSNAX

Neuberger Berman

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Class C: NSNCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201	2.01%

How did the Fund perform last year?

The twelve-month period represented a challenging time for the Fund, following a strong effort across most of calendar year 2024, as the Fund struggled to keep pace with a highly rotational market. The net effect of strong macro-level influences, policy uncertainty and economic “handwringing” was unpredictability, as the market took investors on a rollercoaster ride of risk-on/risk-off sentiment through multiple distinct and varied mini-regimes. For the period, the Fund delivered a positive at NAV return but trailed the Russell 2000® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Health Care and our avoidance of the Communication Services sector

  Investments in the IT, Industrials and Financial sectors

  January’s significant decline in market prices, spurred by the debut of China’s DeepSeek, across AI infrastructure companies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $26,458	Russell 3000® Index $37,020	Russell 2000® Growth Index $23,129	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,608	$11,144	$10,355	$10,859
8/31/17	$11,626	$12,934	$12,052	$12,479
8/31/18	$15,993	$15,553	$15,754	$15,654
8/31/19	$16,504	$15,757	$14,018	$13,636
8/31/20	$20,167	$19,135	$16,440	$14,457
8/31/21	$25,562	$25,458	$22,294	$21,264
8/31/22	$20,261	$22,076	$16,663	$17,461
8/31/23	$20,353	$25,334	$17,792	$18,273
8/31/24	$26,372	$31,958	$20,936	$21,648
8/31/25	$26,458	$37,020	$23,129	$23,416

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	0.33%	5.58%	10.22%
Class C (including sales charge)	(0.67)%	5.58%	10.22%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Growth Index	10.48%	7.07%	8.75%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$462,708,373
Number of Portfolio Holdings	101
Portfolio Turnover Rate	150%
Total Investment Advisory Fees Paid	$2,749,337

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.3%
RadNet, Inc.	2.3%
Dave, Inc.	2.2%
Zurn Elkay Water Solutions Corp.	1.9%
SPX Technologies, Inc.	1.9%
StepStone Group, Inc. Class A	1.9%
IonQ, Inc.	1.8%
Credo Technology Group Holding Ltd.	1.8%
InterDigital, Inc.	1.7%
Q2 Holdings, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	23.4%
Industrials	23.2%
Health Care	22.0%
Financials	11.9%
Consumer Discretionary	10.4%
Materials	2.7%
Consumer Staples	1.4%
Energy	1.2%
Utilities	0.5%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0186 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class C: NSNCX

Neuberger Berman

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Class R3: NSNRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$152	1.51%

How did the Fund perform last year?

The twelve-month period represented a challenging time for the Fund, following a strong effort across most of calendar year 2024, as the Fund struggled to keep pace with a highly rotational market. The net effect of strong macro-level influences, policy uncertainty and economic “handwringing” was unpredictability, as the market took investors on a rollercoaster ride of risk-on/risk-off sentiment through multiple distinct and varied mini-regimes. For the period, the Fund delivered a positive at NAV return but trailed the Russell 2000® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Health Care and our avoidance of the Communication Services sector

  Investments in the IT, Industrials and Financial sectors

  January’s significant decline in market prices, spurred by the debut of China’s DeepSeek, across AI infrastructure companies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $27,819	Russell 3000® Index $37,020	Russell 2000® Growth Index $23,129	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,656	$11,144	$10,355	$10,859
8/31/17	$11,740	$12,934	$12,052	$12,479
8/31/18	$16,235	$15,553	$15,754	$15,654
8/31/19	$16,841	$15,757	$14,018	$13,636
8/31/20	$20,680	$19,135	$16,440	$14,457
8/31/21	$26,342	$25,458	$22,294	$21,264
8/31/22	$20,981	$22,076	$16,663	$17,461
8/31/23	$21,187	$25,334	$17,792	$18,273
8/31/24	$27,590	$31,958	$20,936	$21,648
8/31/25	$27,819	$37,020	$23,129	$23,416

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R3	0.83%	6.11%	10.77%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Growth Index	10.48%	7.07%	8.75%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$462,708,373
Number of Portfolio Holdings	101
Portfolio Turnover Rate	150%
Total Investment Advisory Fees Paid	$2,749,337

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.3%
RadNet, Inc.	2.3%
Dave, Inc.	2.2%
Zurn Elkay Water Solutions Corp.	1.9%
SPX Technologies, Inc.	1.9%
StepStone Group, Inc. Class A	1.9%
IonQ, Inc.	1.8%
Credo Technology Group Holding Ltd.	1.8%
InterDigital, Inc.	1.7%
Q2 Holdings, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	23.4%
Industrials	23.2%
Health Care	22.0%
Financials	11.9%
Consumer Discretionary	10.4%
Materials	2.7%
Consumer Staples	1.4%
Energy	1.2%
Utilities	0.5%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0184 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class R3: NSNRX

Neuberger Berman

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2025

Class R6: NSRSX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$81	0.80%

How did the Fund perform last year?

The twelve-month period represented a challenging time for the Fund, following a strong effort across most of calendar year 2024, as the Fund struggled to keep pace with a highly rotational market. The net effect of strong macro-level influences, policy uncertainty and economic “handwringing” was unpredictability, as the market took investors on a rollercoaster ride of risk-on/risk-off sentiment through multiple distinct and varied mini-regimes. For the period, the Fund delivered a positive at NAV return but trailed the Russell 2000® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Health Care and our avoidance of the Communication Services sector

  Investments in the IT, Industrials and Financial sectors

  January’s significant decline in market prices, spurred by the debut of China’s DeepSeek, across AI infrastructure companies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $29,500	Russell 3000® Index $37,020	Russell 2000® Growth Index $23,129	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,684	$11,144	$10,355	$10,859
8/31/17	$11,813	$12,934	$12,052	$12,479
8/31/18	$16,381	$15,553	$15,754	$15,654
8/31/19	$17,115	$15,757	$14,018	$13,636
8/31/20	$21,163	$19,135	$16,440	$14,457
8/31/21	$27,150	$25,458	$22,294	$21,264
8/31/22	$21,781	$22,076	$16,663	$17,461
8/31/23	$22,147	$25,334	$17,792	$18,273
8/31/24	$29,047	$31,958	$20,936	$21,648
8/31/25	$29,500	$37,020	$23,129	$23,416

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	1.56%	6.87%	11.42%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Growth Index	10.48%	7.07%	8.75%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class R6's inception date of September 7, 2018 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$462,708,373
Number of Portfolio Holdings	101
Portfolio Turnover Rate	150%
Total Investment Advisory Fees Paid	$2,749,337

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.3%
RadNet, Inc.	2.3%
Dave, Inc.	2.2%
Zurn Elkay Water Solutions Corp.	1.9%
SPX Technologies, Inc.	1.9%
StepStone Group, Inc. Class A	1.9%
IonQ, Inc.	1.8%
Credo Technology Group Holding Ltd.	1.8%
InterDigital, Inc.	1.7%
Q2 Holdings, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	23.4%
Industrials	23.2%
Health Care	22.0%
Financials	11.9%
Consumer Discretionary	10.4%
Materials	2.7%
Consumer Staples	1.4%
Energy	1.2%
Utilities	0.5%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0185 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class R6: NSRSX

Neuberger Berman

U.S. Equity Impact Fund

Annual Shareholder Report

August 31, 2025

Institutional Class: NEQIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/USEquityImpact/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$91	0.90%

How did the Fund perform last year?

The Fund generated positive at NAV performance for the period. Returns for U.S. equities were supported by economic and earnings growth, stabilizing inflation and the prospect of lower interest rates. The Fund is supported by demand for products and services that have the potential to generate positive outcomes for people and the planet. Government policies had mixed effects on the Fund. Returns within the Consumer Discretionary, Industrials, and IT sectors were strong. Select holdings in Health Care and Materials detracted in part due to challenging operating environments.

Performance Attribution

Top Contributors

Top Detractors

  On an absolute basis, investments within the Industrials, IT and Utilities sectors

  Select holdings within the Health Care and Materials sectors

How did the Fund perform since inception?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,306,300	Russell 3000® Index $1,653,300
3/23/21	$1,000,000	$1,000,000
5/31/21	$1,032,000	$1,060,800
8/31/21	$1,135,000	$1,136,900
11/30/21	$1,088,000	$1,141,700
2/28/22	$979,000	$1,088,700
5/31/22	$914,900	$1,021,800
8/31/22	$885,900	$985,900
11/30/22	$954,000	$1,018,400
2/28/23	$939,300	$1,000,800
5/31/23	$955,300	$1,042,600
8/31/23	$1,007,400	$1,131,400
11/30/23	$992,400	$1,146,800
2/29/24	$1,116,400	$1,287,100
5/31/24	$1,195,800	$1,330,100
8/31/24	$1,266,200	$1,427,200
11/30/24	$1,312,500	$1,542,200
2/28/25	$1,237,800	$1,512,700
5/31/25	$1,250,900	$1,504,600
8/31/25	$1,306,300	$1,653,300

Average Annual Total Returns

Name	1 Year	Since Inception 3/23/21
Institutional Class	3.16%	6.19%
Russell 3000® Index	15.84%	11.97%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$14,342,361
Number of Portfolio Holdings	46
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Motorola Solutions, Inc.	4.7%
Trane Technologies PLC	4.6%
Pentair PLC	4.5%
NVIDIA Corp.	4.1%
Westinghouse Air Brake Technologies Corp.	3.7%
Brookfield Renewable Corp.	3.7%
Boston Scientific Corp.	3.6%
Ecolab, Inc.	3.6%
Graphic Packaging Holding Co.	3.4%
NextEra Energy, Inc.	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.8%
Information Technology	23.3%
Health Care	16.8%
Materials	9.2%
Utilities	6.9%
Financials	4.1%
Consumer Discretionary	3.1%
Consumer Staples	3.0%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/USEquityImpact/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0215 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Institutional Class: NEQIX

Neuberger Berman

U.S. Equity Impact Fund

Annual Shareholder Report

August 31, 2025

Class A: NEQAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/USEquityImpact/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.26%

How did the Fund perform last year?

The Fund generated positive at NAV performance for the period. Returns for U.S. equities were supported by economic and earnings growth, stabilizing inflation and the prospect of lower interest rates. The Fund is supported by demand for products and services that have the potential to generate positive outcomes for people and the planet. Government policies had mixed effects on the Fund. Returns within the Consumer Discretionary, Industrials, and IT sectors were strong. Select holdings in Health Care and Materials detracted in part due to challenging operating environments.

Performance Attribution

Top Contributors

Top Detractors

  On an absolute basis, investments within the Industrials, IT and Utilities sectors

  Select holdings within the Health Care and Materials sectors

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $12,119	Russell 3000® Index $16,533
3/23/21	$9,425	$10,000
5/31/21	$9,727	$10,608
8/31/21	$10,679	$11,369
11/30/21	$10,226	$11,417
2/28/22	$9,195	$10,887
5/31/22	$8,582	$10,218
8/31/22	$8,299	$9,859
11/30/22	$8,931	$10,184
2/28/23	$8,785	$10,008
5/31/23	$8,936	$10,426
8/31/23	$9,408	$11,314
11/30/23	$9,257	$11,468
2/29/24	$10,409	$12,871
5/31/24	$11,136	$13,301
8/31/24	$11,788	$14,272
11/30/24	$12,204	$15,422
2/28/25	$11,505	$15,127
5/31/25	$11,609	$15,046
8/31/25	$12,119	$16,533

Average Annual Total Returns

Name	1 Year	Since Inception 3/23/21
Class A (at NAV)	2.80%	5.82%
Class A (including sales charge)	(3.10)%	4.42%
Russell 3000® Index	15.84%	11.97%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$14,342,361
Number of Portfolio Holdings	46
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Motorola Solutions, Inc.	4.7%
Trane Technologies PLC	4.6%
Pentair PLC	4.5%
NVIDIA Corp.	4.1%
Westinghouse Air Brake Technologies Corp.	3.7%
Brookfield Renewable Corp.	3.7%
Boston Scientific Corp.	3.6%
Ecolab, Inc.	3.6%
Graphic Packaging Holding Co.	3.4%
NextEra Energy, Inc.	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.8%
Information Technology	23.3%
Health Care	16.8%
Materials	9.2%
Utilities	6.9%
Financials	4.1%
Consumer Discretionary	3.1%
Consumer Staples	3.0%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/USEquityImpact/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0213 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class A: NEQAX

Neuberger Berman

U.S. Equity Impact Fund

Annual Shareholder Report

August 31, 2025

Class C: NEQCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.nb.com/USEquityImpact/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	2.01%

How did the Fund perform last year?

The Fund generated positive at NAV performance for the period. Returns for U.S. equities were supported by economic and earnings growth, stabilizing inflation and the prospect of lower interest rates. The Fund is supported by demand for products and services that have the potential to generate positive outcomes for people and the planet. Government policies had mixed effects on the Fund. Returns within the Consumer Discretionary, Industrials, and IT sectors were strong. Select holdings in Health Care and Materials detracted in part due to challenging operating environments.

Performance Attribution

Top Contributors

Top Detractors

  On an absolute basis, investments within the Industrials, IT and Utilities sectors

  Select holdings within the Health Care and Materials sectors

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $12,438	Russell 3000® Index $16,533
3/23/21	$10,000	$10,000
5/31/21	$10,300	$10,608
8/31/21	$11,290	$11,369
11/30/21	$10,790	$11,417
2/28/22	$9,686	$10,887
5/31/22	$9,026	$10,218
8/31/22	$8,715	$9,859
11/30/22	$9,356	$10,184
2/28/23	$9,186	$10,008
5/31/23	$9,326	$10,426
8/31/23	$9,806	$11,314
11/30/23	$9,636	$11,468
2/29/24	$10,807	$12,871
5/31/24	$11,547	$13,301
8/31/24	$12,188	$14,272
11/30/24	$12,598	$15,422
2/28/25	$11,857	$15,127
5/31/25	$11,937	$15,046
8/31/25	$12,438	$16,533

Average Annual Total Returns

Name	1 Year	Since Inception 3/23/21
Class C (at NAV)	2.05%	5.03%
Class C (including sales charge)	1.05%	5.03%
Russell 3000® Index	15.84%	11.97%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$14,342,361
Number of Portfolio Holdings	46
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Motorola Solutions, Inc.	4.7%
Trane Technologies PLC	4.6%
Pentair PLC	4.5%
NVIDIA Corp.	4.1%
Westinghouse Air Brake Technologies Corp.	3.7%
Brookfield Renewable Corp.	3.7%
Boston Scientific Corp.	3.6%
Ecolab, Inc.	3.6%
Graphic Packaging Holding Co.	3.4%
NextEra Energy, Inc.	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.8%
Information Technology	23.3%
Health Care	16.8%
Materials	9.2%
Utilities	6.9%
Financials	4.1%
Consumer Discretionary	3.1%
Consumer Staples	3.0%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/USEquityImpact/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0214 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

Class C: NEQCX

(b)	Not applicable to the Registrant.

Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman Equity Funds (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Alternative Funds’ Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Michael J. Cosgrove, Martha C. Goss and Deborah C. McLean. Mr. Cosgrove, Ms. Goss and Ms. McLean are independent trustees as defined by Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Ernst & Young, LLP (“E&Y”) serves as independent registered public accounting firm to each series of the Registrant.

(a)	Audit Fees

The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $862,500 and $824,000 for the fiscal years ended 2024 and 2025, respectively.

(b)	Audit-Related Fees

The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Audit Fees were $0 and $0 for the fiscal years ended 2024 and 2025, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2024 and 2025, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(c)	Tax Fees

The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $248,870 and $255,500 for the fiscal years ended 2024 and 2025, respectively. The nature of the services provided includes preparation of the Federal and State tax extensions and tax returns, review of annual excise tax calculations, and preparation of form 8613, in addition to assistance with the identification of Passive Foreign Investment Companies, assistance with determination of various foreign withholding taxes, and assistance with Internal Revenue Code and tax regulation requirements for fund investments. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2024 and 2025, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(d)	All Other Fees

The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal years ended 2024 and 2025, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2024 and 2025, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(e)	Audit Committee’s Pre-Approval Policies and Procedures

(1) The Audit Committee’s pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.
(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Hours Attributed to Other Persons

Not applicable.
(g)	Non-Audit Fees

Non-audit fees billed by E&Y for services rendered to the Registrant were $248,870 and $255,500 for the fiscal years ended 2024 and 2025, respectively.
Non-audit fees billed by E&Y for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $0 and $0 for the fiscal years ended 2024 and 2025, respectively.
(h)     The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y’s independence.
(i)	Not applicable.

(j)	Not applicable.

Item 5.  Audit Committee of Listed Registrants.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 6.  Investments.

(a)	The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman
Equity Funds
Investor Class Shares	Class A Shares
Trust Class Shares	Class C Shares
Advisor Class Shares	Class R3 Shares
Institutional Class Shares	Class R6 Shares
Class E Shares

Dividend Growth Fund
Emerging Markets Equity Fund
Equity Income Fund
Focus Fund
Genesis Fund
International Equity Fund
International Select Fund
Intrinsic Value Fund
Large Cap Growth Fund
Large Cap Value Fund
Mid Cap Growth Fund
Mid Cap Intrinsic Value Fund
Multi-Cap Opportunities Fund
Quality Equity Fund (formerly Sustainable Equity Fund)
Real Estate Fund
Small Cap Growth Fund
U.S. Equity Impact Fund

Annual Financial Statements and Other Information
August 31, 2025

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend August 31, 2025 (Unaudited)

Neuberger Berman Equity Funds
Counterparties:
SSB	= State Street Bank and Trust Company
Investment Methods:
PIPE	= Private investment in public equity
Other Abbreviations:
ADR	= American Depositary Receipt
CVR	= Contingent Value Right
Management or NBIA	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Schedule of Investments Dividend Growth Fund^
August 31, 2025

Number of Shares		Value
Common Stocks 98.1%
Aerospace & Defense 1.0%
7,350	RTX Corp.	$1,165,710
Banks 4.6%
11,650	JPMorgan Chase & Co.	3,511,543
8,550	PNC Financial Services Group, Inc.	1,773,612
		5,285,155
Capital Markets 7.9%
1,275	Blackrock, Inc.	1,437,103
7,700	Cboe Global Markets, Inc.	1,816,815
34,400	Charles Schwab Corp.	3,296,896
16,450	Morgan Stanley	2,475,396
		9,026,210
Chemicals 0.9%
16,915	Novonesis (Novozymes) B Class B	1,075,230
Commercial Services & Supplies 0.3%
2,853	Veralto Corp.	302,960
Communications Equipment 0.4%
1,000	Motorola Solutions, Inc.	472,460
Consumer Finance 1.5%
5,250	American Express Co.	1,739,220
Consumer Staples Distribution & Retail 2.2%
26,275	Walmart, Inc.	2,548,150
Electric Utilities 0.8%
14,350	Alliant Energy Corp.	933,755
Electrical Equipment 7.1%
75,950	Siemens Energy AG*	8,060,825
Electronic Equipment, Instruments & Components 5.1%
53,000	Amphenol Corp. Class A	5,769,580
Entertainment 4.4%
21,550	Electronic Arts, Inc.	3,705,522
11,475	Walt Disney Co.	1,358,411
		5,063,933
Financial Services 0.8%
16,850	Equitable Holdings, Inc.	897,431
Food Products 3.5%
15,075	McCormick & Co., Inc.	1,060,828
20,150	Mondelez International, Inc. Class A	1,238,016
43,522	Tootsie Roll Industries, Inc.	1,750,019
		4,048,863
Number of Shares		Value
Gas Utilities 1.0%
13,840	Southwest Gas Holdings, Inc.	$1,105,539
Ground Transportation 1.2%
42,425	CSX Corp.	1,379,237
Health Care Equipment & Supplies 1.5%
5,000	Abbott Laboratories	663,300
11,090	Medtronic PLC	1,029,263
		1,692,563
Hotels, Restaurants & Leisure 1.4%
5,200	McDonald's Corp.	1,630,408
Industrial Conglomerates 1.6%
8,200	Honeywell International, Inc.	1,799,900
Insurance 1.9%
5,175	Aon PLC Class A	1,899,225
3,150	Unum Group	220,059
		2,119,284
Interactive Media & Services 1.1%
6,000	Alphabet, Inc. Class C	1,281,180
Life Sciences Tools & Services 3.5%
12,325	Agilent Technologies, Inc.	1,548,759
4,900	Thermo Fisher Scientific, Inc.	2,414,328
		3,963,087
Metals & Mining 3.8%
29,125	Freeport-McMoRan, Inc.	1,293,150
30,400	Wheaton Precious Metals Corp.	3,052,768
		4,345,918
Multi-Utilities 1.1%
15,195	Public Service Enterprise Group, Inc.	1,251,004
Oil, Gas & Consumable Fuels 3.6%
36,500	Devon Energy Corp.	1,317,650
7,975	EOG Resources, Inc.	995,440
5,250	Expand Energy Corp.	508,095
13,894	Shell PLC	511,543
10,075	Shell PLC ADR	744,341
		4,077,069
Pharmaceuticals 4.0%
35,885	AstraZeneca PLC ADR	2,867,212
2,295	Eli Lilly & Co.	1,681,271
		4,548,483
Professional Services 1.1%
4,300	Automatic Data Processing, Inc.	1,307,415
Semiconductors & Semiconductor Equipment 11.6%
15,675	Analog Devices, Inc.	3,939,284
18,280	Applied Materials, Inc.	2,938,693

See Notes to Financial Statements

Schedule of Investments Dividend Growth Fund^  (cont’d)

Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
2,560	Broadcom, Inc.	$761,318
11,050	QUALCOMM, Inc.	1,776,067
9,175	Texas Instruments, Inc.	1,857,754
13,955	Universal Display Corp.	1,934,023
		13,207,139
Software 6.7%
2,370	Intuit, Inc.	1,580,790
9,675	Microsoft Corp.	4,902,226
4,325	Salesforce, Inc.	1,108,281
		7,591,297
Specialized REITs 1.4%
44,660	Millrose Properties, Inc. Class A	1,576,945
Specialty Retail 3.6%
3,000	Home Depot, Inc.	1,220,310
21,100	TJX Cos., Inc.	2,882,471
		4,102,781
Technology Hardware, Storage & Peripherals 2.9%
14,250	Apple, Inc.	3,307,995
Number of Shares		Value
Textiles, Apparel & Luxury Goods 2.5%
16,565	Cie Financiere Richemont SA Class A	$2,893,156
Wireless Telecommunication Services 2.1%
9,325	T-Mobile U.S., Inc.	2,349,807

Total Common Stocks (Cost $59,908,822)		111,919,689

Short-Term Investments 1.9%
Investment Companies 1.9%
2,133,623	State Street Institutional Treasury Money Market Fund Premier Class, 4.19%(a) (Cost $2,133,623)	2,133,623
Total Investments 100.0% (Cost $62,042,445)		114,053,312
Other Assets Less Liabilities 0.0%‡		51,410
Net Assets 100.0%		$114,104,722

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of August 31, 2025.

See Notes to Financial Statements

Schedule of Investments Dividend Growth Fund^  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$93,970,498	82.4%
Germany	8,060,825	7.1%
Brazil	3,052,768	2.7%
Switzerland	2,893,156	2.5%
United Kingdom	2,867,212	2.5%
Denmark	1,075,230	0.9%
Short-Term Investments and Other Assets—Net	2,185,033	1.9%
	$114,104,722	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$111,919,689	$—	$—	$111,919,689
Short-Term Investments	—	2,133,623	—	2,133,623
Total Investments	$111,919,689	$2,133,623	$—	$114,053,312

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^
August 31, 2025

Number of Shares		Value
Common Stocks 94.1%
Argentina 0.5%
25,575	Grupo Financiero Galicia SA ADR*(a)	$1,004,586
Australia 1.0%
34,306	Rio Tinto PLC	2,152,402
Brazil 4.6%
254,558	Banco BTG Pactual SA(b)	2,106,195
98,730	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,230,500
135,293	Embraer SA	1,901,441
703	MercadoLibre, Inc.*	1,738,456
105,438	NU Holdings Ltd. Class A*	1,560,482
		9,537,074
China 25.8%
415,336	Alibaba Group Holding Ltd.	6,876,994
100,500	BYD Co. Ltd. Class H	1,417,835
3,403,000	China Construction Bank Corp. Class H	3,293,430
411,500	China Merchants Bank Co. Ltd. Class H	2,557,752
58,836	Contemporary Amperex Technology Co. Ltd. Class A	2,527,974
50,600	Eastroc Beverage Group Co. Ltd. Class A	2,194,633
64,400	Meituan Class B*(c)	857,739
71,555	Montage Technology Co. Ltd. Class A	1,234,397
22,447	NAURA Technology Group Co. Ltd. Class A	1,173,141
14,677	NetEase, Inc. ADR	1,998,861
21,073	PDD Holdings, Inc. ADR*	2,533,396
223,000	Ping An Insurance Group Co. of China Ltd. Class H	1,623,584
38,800	Pop Mart International Group Ltd.(c)	1,612,814
206,650	Sieyuan Electric Co. Ltd. Class A	2,540,464
187,300	Tencent Holdings Ltd.	14,505,346
921,100	Weichai Power Co. Ltd. Class A	1,958,833
436,000	Xiaomi Corp. Class B*(c)	2,975,633
300,708	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	1,571,495
		53,454,321
Congo 0.5%
117,480	Ivanhoe Mines Ltd. Class A*(a)	1,038,488
Greece 1.4%
718,698	Alpha Bank SA	2,847,805
Hungary 1.8%
23,728	OTP Bank Nyrt	2,068,078
Number of Shares		Value
Hungary – cont'd
53,914	Richter Gedeon Nyrt	$1,634,235
		3,702,313
India 19.1%
12,880	Apollo Hospitals Enterprise Ltd.	1,112,415
270,425	ASK Automotive Ltd.	1,485,892
84,844	AurionPro Solutions Ltd.	1,265,462
63,340	Bajaj Finserv Ltd.	1,376,716
54,898	Bharti Airtel Ltd.	1,176,347
125,403	CG Power & Industrial Solutions Ltd.	987,987
23,496	Clean Science & Technology Ltd.	311,945
44,663	Data Patterns India Ltd.	1,214,880
7,349	Dixon Technologies India Ltd.(c)	1,392,626
29,982	Doms Industries Ltd.	827,234
74,952	HDFC Bank Ltd.	810,519
137,114	ICICI Bank Ltd.	2,170,066
86,080	JB Chemicals & Pharmaceuticals Ltd.	1,680,069
509,798	JSW Cement Ltd.*(d)(e)	855,219
509,799	JSW Cement Ltd.*(d)(e)	855,221
192,706	Jyoti CNC Automation Ltd.*(c)	1,992,577
78,676	Kfin Technologies Ltd.	915,931
48,098	Mahindra & Mahindra Ltd.	1,745,449
71,507	Netweb Technologies India Ltd.	1,796,740
135,854	PDS Ltd.	505,784
1,024,288	Pine Labs Ltd.*#(d)(f)	2,656,297
151,296	PNB Housing Finance Ltd.(c)	1,293,548
126,970	Reliance Industries Ltd.	1,953,688
77,846	Shyam Metalics & Energy Ltd.	800,120
33,156	Sun Pharmaceutical Industries Ltd.	600,273
38,338	TVS Motor Co. Ltd.	1,428,381
156,092	TVS Motor Co. Ltd.*(d)	17,693
90,729	Venus Pipes & Tubes Ltd.(c)	1,230,868
10,956	Voltamp Transformers Ltd.	972,437
130,691	XPRO India Ltd.	1,690,282
59,637	Yasho Industries Ltd.*	1,213,450
191,452	Zinka Logistics Solutions Ltd.*	1,384,053
		39,720,169
Korea 9.4%
6,371	Cosmax, Inc.	989,364
1,672	Hanwha Aerospace Co. Ltd.	1,060,335
3,014	HD Hyundai Electric Co. Ltd.	1,056,927
8,017	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,336,378
33,465	Kia Corp.	2,532,078
51,078	Samsung Electronics Co. Ltd.	2,073,863
108,367	Samsung Electronics Co. Ltd.	5,413,993
16,352	Sanil Electric Co. Ltd.	1,299,919

See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^  (cont’d)

Number of Shares		Value
Korea – cont'd
13,872	SK Hynix, Inc.	$2,643,134
		19,405,991
Mexico 1.9%
945,059	FIBRA Macquarie Mexico(c)	1,584,845
270,700	Grupo Financiero Banorte SAB de CV Class O(a)	2,465,735
		4,050,580
Peru 1.0%
8,277	Credicorp Ltd.	2,128,844
Philippines 0.8%
683,959	BDO Unibank, Inc.	1,616,539
Poland 0.9%
26,854	Bank Polska Kasa Opieki SA	1,350,549
76,445	Zabka Group SA*(a)	457,365
		1,807,914
Saudi Arabia 1.3%
108,902	Al Rajhi Bank	2,732,623
Singapore 0.6%
6,322	Sea Ltd. ADR*	1,179,306
South Africa 1.9%
75,161	Bid Corp. Ltd.	1,965,350
138,338	Standard Bank Group Ltd.(a)	1,951,632
		3,916,982
Taiwan 17.4%
105,000	Acter Group Corp. Ltd.	3,044,735
102,000	Delta Electronics, Inc.	2,349,851
639,000	Far EasTone Telecommunications Co. Ltd.	1,756,027
483,000	Hon Hai Precision Industry Co. Ltd.	3,188,741
55,000	MediaTek, Inc.	2,443,980
170,000	Quanta Computer, Inc.	1,447,617
583,839	Taiwan Semiconductor Manufacturing Co. Ltd.	21,865,579
		36,096,530
United Arab Emirates 2.0%
407,573	Abu Dhabi Islamic Bank PJSC	2,368,017
2,028,655	Adnoc Gas PLC	1,839,236
		4,207,253
United States 1.7%
5,352	Broadcom, Inc.	1,591,631
11,696	NVIDIA Corp.	2,037,210
		3,628,841
Number of Shares		Value
Vietnam 0.5%
684,700	Vietnam Technological & Commercial Joint Stock Bank*	$1,029,194

Total Common Stocks (Cost $144,372,137)		195,257,755
Preferred Stocks 4.7%
India 4.7%
217,973	Gupshup, Inc., Series F*#(d)(f)	3,559,499
736,612	Pine Labs Ltd., Series 1*#(d)(f)	1,910,264
310,186	Pine Labs Ltd., Series A*#(d)(f)	804,409
337,529	Pine Labs Ltd., Series B*#(d)(f)	875,317
273,050	Pine Labs Ltd., Series B2*#(d)(f)	708,103
507,820	Pine Labs Ltd., Series C*#(d)(f)	1,316,935
106,956	Pine Labs Ltd., Series C1*#(d)(f)	277,370
114,460	Pine Labs Ltd., Series D*#(d)(f)	296,830

Total Preferred Stocks (Cost $11,981,087)		9,748,727
Participatory Notes 0.5%
India 0.5%
108,586	Hexaware Technologies Ltd. (issuer JP Morgan Structured Products), Expires 2/27/26* (Cost $887,834)	932,647

Short-Term Investments 1.3%
Investment Companies 1.3%
1,451,596	State Street Institutional Treasury Money Market Fund Premier Class, 4.19%(g)	1,451,596
1,157,421	State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%(g)(h)	1,157,421
Total Short-Term Investments (Cost $2,609,017)		2,609,017
Total Investments 100.6% (Cost $159,850,075)		208,548,146
Liabilities Less Other Assets (0.6)%		(1,143,001)
Net Assets 100.0%		$207,405,145

*	Non-income producing security.

See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^  (cont’d)

(a)
All or a portion of this security is on loan at August 31, 2025. Total value of all such securities at August 31,
2025 amounted to $5,920,814, collateralized by cash collateral of $1,157,421 and non-cash (U.S. Treasury
Securities) collateral of $5,094,762 for the Fund (see Note A of the Notes to Financial Statements).

(b)	Security represented in Units.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at August 31, 2025 amounted to $12,940,650, which represents 6.2% of net assets of the
Fund.

(d)
Security fair valued as of August 31, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at August 31, 2025 amounted to $14,133,157, which represents
6.8% of net assets of the Fund.

(e)
Security is subject to a lock-up agreement. Fair value is based on the unadjusted market price of the equivalent security. As of August 31, 2025, the total fair value of unadjusted securities subject to contractual sale restrictions is $1,710,440, which represents 0.8% of net assets of the Fund. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse. The restriction is set to expire on the date shown in the table.

Security	Shares	Lock-up period	Expiration of Restriction
JSW Cement Ltd.	509,798	30 days	9/10/2025
JSW Cement Ltd.	509,799	90 days	11/9/2025

(f)	Value determined using significant unobservable inputs.
(g)	Represents 7-day effective yield as of August 31, 2025.
(h)	Represents investment of cash collateral received from securities lending.
#  This security is subject to restrictions on resale. Total value of all such securities at August 31, 2025 amounted to $12,405,024, which represents 6.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 8/31/2025	Fair Value Percentage of Net Assets as of 8/31/2025
Gupshup, Inc. (Series F Preferred Shares)	7/16/2021	$4,983,996	$3,559,499	1.7%
Pine Labs Ltd.	7/6/2021	3,003,014	2,656,297	1.3%
Pine Labs Ltd. (Series 1 Preferred Shares)	7/6/2021	2,159,605	1,910,264	0.9%
Pine Labs Ltd. (Series A Preferred Shares)	7/6/2021	909,406	804,409	0.4%
Pine Labs Ltd. (Series B Preferred Shares)	7/6/2021	989,571	875,317	0.4%
Pine Labs Ltd. (Series B2 Preferred Shares)	7/6/2021	800,530	708,103	0.4%
Pine Labs Ltd. (Series C Preferred Shares)	7/6/2021	1,488,830	1,316,935	0.6%
Pine Labs Ltd. (Series C1 Preferred Shares)	7/6/2021	313,575	277,370	0.1%
Pine Labs Ltd. (Series D Preferred Shares)	7/6/2021	335,574	296,830	0.2%
Total		$14,984,101	$12,405,024	6.0%

See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	$32,989,072	15.9%
Banks	31,955,851	15.4%
Interactive Media & Services	14,505,346	7.0%
Technology Hardware, Storage & Peripherals	13,707,846	6.6%
IT Services	13,337,671	6.4%
Broadline Retail	12,328,152	5.9%
Electrical Equipment	9,385,708	4.5%
Automobiles	7,141,436	3.4%
Machinery	6,287,788	3.0%
Electronic Equipment, Instruments & Components	5,538,592	2.7%
Metals & Mining	5,221,878	2.5%
Aerospace & Defense	4,176,656	2.0%
Pharmaceuticals	3,914,577	1.9%
Oil, Gas & Consumable Fuels	3,792,924	1.8%
Chemicals	3,215,677	1.5%
Automobile Components	3,057,387	1.5%
Construction & Engineering	3,044,735	1.5%
Capital Markets	3,022,126	1.5%
Wireless Telecommunication Services	2,932,374	1.4%
Financial Services	2,670,264	1.3%
Software	2,649,515	1.3%
Consumer Staples Distribution & Retail	2,422,715	1.2%
Water Utilities	2,230,500	1.1%
Beverages	2,194,633	1.1%
Entertainment	1,998,861	1.0%
Construction Materials	1,710,440	0.8%
Insurance	1,623,584	0.8%
Specialty Retail	1,612,814	0.8%
Industrial REITs	1,584,845	0.8%
Household Durables	1,392,626	0.7%
Health Care Providers & Services	1,112,415	0.5%
Personal Care Products	989,364	0.5%
Hotels, Restaurants & Leisure	857,739	0.4%
Commercial Services & Supplies	827,234	0.4%
Textiles, Apparel & Luxury Goods	505,784	0.2%
Short-Term Investments and Other Liabilities—Net	1,466,016	0.7%
	$207,405,145	100.0%

See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
China	$4,532,257	$48,922,064	$—	$53,454,321
India	1,213,450	35,850,422	2,656,297	39,720,169
Korea	—	19,405,991	—	19,405,991
Philippines	—	1,616,539	—	1,616,539
Saudi Arabia	—	2,732,623	—	2,732,623
Taiwan	—	36,096,530	—	36,096,530
Other Common Stocks#	42,231,582	—	—	42,231,582
Total Common Stocks	47,977,289	144,624,169	2,656,297	195,257,755
Participatory Notes#	932,647	—	—	932,647
Preferred Stocks#	—	—	9,748,727	9,748,727
Short-Term Investments	—	2,609,017	—	2,609,017
Total Investments	$48,909,936	$147,233,186	$12,405,024	$208,548,146

See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^  (cont’d)

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 8/31/2025
Investments in Securities:
Common Stocks(1)	$1,179	$—	$(3)	$—	$1,480	$—	$—	$—	$2,656	$—
Preferred Stocks(1)	10,132	—	(17)	1,114	—	(1,480)	—	—	9,749	1,114
Total	$11,311	$—	$(20)	$1,114	$1,480	$(1,480)	$—	$—	$12,405	$1,114
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 8/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$2,656,297	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	10.9x	10.9x	Increase
Preferred Stocks	9,748,727	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	2.7x - 10.9x	7.9x	Increase
			Discount Rate	3.7%	3.7%	Decrease
			Term (Years)	2.1	2.1	Decrease
			Expected Volatility	65.0%	65.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Equity Income Fund^
August 31, 2025

Number of Shares		Value
Common Stocks 97.9%
Aerospace & Defense 4.6%
820,945	BAE Systems PLC	$19,501,028
9,340	Lockheed Martin Corp.	4,255,584
63,070	RTX Corp.	10,002,902
1,824,000	Singapore Technologies Engineering Ltd.	10,915,899
		44,675,413
Banks 7.7%
299,950	Bank of America Corp.	15,219,463
95,940	JPMorgan Chase & Co.(a)	28,918,235
364,591	Wells Fargo & Co.	29,962,088
		74,099,786
Beverages 1.1%
151,960	Coca-Cola Co.	10,483,720
Capital Markets 4.1%
35,510	CME Group, Inc.	9,463,770
16,796	Goldman Sachs Group, Inc.	12,517,219
120,286	Morgan Stanley	18,100,637
		40,081,626
Chemicals 1.4%
241,000	Nutrien Ltd.	13,886,420
Construction & Engineering 3.5%
627,000	Ferrovial SE	34,248,386
Construction Materials 3.9%
122,450	CRH PLC	13,830,728
102,230	Heidelberg Materials AG	24,158,970
		37,989,698
Diversified Telecommunication Services 3.2%
280,000	Deutsche Telekom AG	10,226,797
6,244,000	Singapore Telecommunications Ltd.	20,984,701
		31,211,498
Electrical Equipment 3.4%
28,100	Eaton Corp. PLC	9,810,834
171,515	Emerson Electric Co.	22,639,980
		32,450,814
Energy Equipment & Services 1.6%
528,700	Noble Corp. PLC	15,237,134
Entertainment 2.2%
636,500	Warner Music Group Corp. Class A	21,227,275
Food Products 1.5%
55,938	Hershey Co.	10,278,608
Number of Shares		Value
Food Products – cont'd
622,250	Tate & Lyle PLC	$4,470,090
		14,748,698
Gas Utilities 3.8%
519,825	MDU Resources Group, Inc.	8,467,949
157,670	Southwest Gas Holdings, Inc.	12,594,680
448,161	UGI Corp.	15,524,297
		36,586,926
Ground Transportation 1.2%
52,350	Union Pacific Corp.	11,703,889
Health Care Equipment & Supplies 2.6%
191,670	Abbott Laboratories	25,426,942
Health Care REITs 1.0%
136,935	Ventas, Inc.	9,322,535
Hotels, Restaurants & Leisure 3.5%
98,875	Darden Restaurants, Inc.	20,461,193
43,160	McDonald's Corp.	13,532,386
		33,993,579
Household Products 1.6%
98,774	Procter & Gamble Co.	15,511,469
Industrial REITs 0.5%
84,375	Terreno Realty Corp.	4,874,344
Insurance 4.0%
262,325	American International Group, Inc.	21,332,269
39,645	Progressive Corp.	9,794,694
114,350	Unum Group	7,988,491
		39,115,454
IT Services 1.6%
63,836	International Business Machines Corp.	15,543,428
Metals & Mining 5.2%
311,719	Agnico Eagle Mines Ltd.	44,940,528
55,424	Southern Copper Corp.	5,325,710
		50,266,238
Multi-Utilities 6.8%
1,655,986	Algonquin Power & Utilities Corp.	9,604,719
593,310	CenterPoint Energy, Inc.	22,373,720
239,920	Public Service Enterprise Group, Inc.	19,752,613
167,775	Sempra	13,851,504
		65,582,556
Oil, Gas & Consumable Fuels 6.4%
108,857	ConocoPhillips	10,773,577
133,318	Expand Energy Corp.	12,902,516

See Notes to Financial Statements

Schedule of Investments Equity Income Fund^  (cont’d)

Number of Shares		Value
Oil, Gas & Consumable Fuels – cont'd
204,865	Exxon Mobil Corp.	$23,414,021
257,700	Williams Cos., Inc.	14,915,676
		62,005,790
Pharmaceuticals 4.7%
330,900	AstraZeneca PLC ADR	26,438,910
59,405	Merck & Co., Inc.	4,997,149
341,326	Roche Holding AG ADR	13,915,861
		45,351,920
Professional Services 1.3%
91,375	Paychex, Inc.	12,742,701
Residential REITs 0.9%
148,905	Equity LifeStyle Properties, Inc.	8,977,482
Retail REITs 2.8%
968,841	Brixmor Property Group, Inc.	27,117,860
Semiconductors & Semiconductor Equipment 2.6%
46,027	Analog Devices, Inc.	11,567,045
66,605	Texas Instruments, Inc.	13,486,181
		25,053,226
Software 1.2%
22,250	Microsoft Corp.	11,273,852
Specialized REITs 2.5%
135,000	Crown Castle, Inc.	13,383,900
322,321	VICI Properties, Inc.	10,888,003
		24,271,903
Number of Shares		Value
Specialty Retail 2.8%
42,700	Home Depot, Inc.	$17,369,079
188,344	Industria de Diseno Textil SA	9,298,501
		26,667,580
Tobacco 1.6%
90,576	Philip Morris International, Inc.	15,137,967
Trading Companies & Distributors 0.4%
10,335	Watsco, Inc.	4,158,597
Transportation Infrastructure 0.7%
237,000	Aena SME SA(b)	6,859,568

Total Common Stocks (Cost $642,523,654)		947,886,274

Short-Term Investments 1.9%
Investment Companies 1.9%
18,473,412	State Street Institutional Treasury Money Market Fund Premier Class, 4.19%(c) (Cost $18,473,412)	18,473,412
Total Investments 99.8% (Cost $660,997,066)		966,359,686
Other Assets Less Liabilities 0.2%(d)		2,046,791
Net Assets 100.0%		$968,406,477

(a)	All or a portion of this security is pledged as collateral for options written.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at August 31, 2025 amounted to $6,859,568, which represents 0.7% of net assets of the
Fund.

(c)	Represents 7-day effective yield as of August 31, 2025.
(d)	Includes the impact of the Fund’s open positions in derivatives at August 31, 2025.

See Notes to Financial Statements

Schedule of Investments Equity Income Fund^  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$741,274,433	76.5%
Canada	68,431,667	7.1%
United Kingdom	50,410,028	5.2%
Germany	34,385,767	3.6%
Singapore	31,900,600	3.3%
Spain	16,158,069	1.7%
Mexico	5,325,710	0.5%
Short-Term Investments and Other Assets—Net	20,520,203	2.1%
	$968,406,477	100.0%

See Notes to Financial Statements

Schedule of Investments Equity Income Fund^  (cont’d)

Derivative Instruments
Written option contracts ("options written")
At August 31, 2025, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Construction Materials
CRH PLC	150	$(1,694,250)	$120	9/19/2025	$(11,250)
Electrical Equipment
Eaton Corp. PLC	50	(1,745,700)	440	9/19/2025	(500)(a)(b)
Emerson Electric Co.	150	(1,980,000)	165	9/19/2025	—(a)(b)
					(500)
Metals & Mining
Agnico Eagle Mines Ltd.	150	(2,162,550)	165	9/19/2025	(10,125)(a)(b)

Total calls					$(21,875)
Puts
Chemicals
Nutrien Ltd.	400	(2,304,800)	50	9/19/2025	(2,000)(a)(b)
Ground Transportation
Union Pacific Corp.	100	(2,235,700)	200	9/19/2025	(2,750)
Oil, Gas & Consumable Fuels
Expand Energy Corp.	300	(2,903,400)	75	9/19/2025	—(a)(b)
Total puts					$(4,750)
Total options written (premium received $59,155)					$(26,625)

(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of August 31, 2025 in accordance with procedures approved by the valuation designee.
For the year ended August 31, 2025, the average market value for the months where the Fund had options written outstanding was $(83,622). At August 31, 2025, the Fund had securities pledged in the amount of $16,035,544 to cover collateral requirements for options written.

See Notes to Financial Statements

Schedule of Investments Equity Income Fund^  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Aerospace & Defense	$33,759,514	$10,915,899	$—	$44,675,413
Diversified Telecommunication Services	10,226,797	20,984,701	—	31,211,498
Other Common Stocks#	871,999,363	—	—	871,999,363
Total Common Stocks	915,985,674	31,900,600	—	947,886,274
Short-Term Investments	—	18,473,412	—	18,473,412
Total Investments	$915,985,674	$50,374,012	$—	$966,359,686

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of August 31, 2025:

Other Financial Instruments	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(14,000)	$—	$(12,625)	$(26,625)
Total	$(14,000)	$—	$(12,625)	$(26,625)

(a)	The following is a reconciliation between the beginning and ending balances of derivative investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 8/31/2025
Other Financial Instruments
Written Option Contracts(1)	$(23)	$—	$39	$12	$—	$(41)	$—	$—	$(13)	$29
Total	$(23)	$—	$39	$12	$—	$(41)	$—	$—	$(13)	$29
(1) At August 31, 2025, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Focus Fund^
August 31, 2025

Number of Shares		Value
Common Stocks 95.0%
Aerospace & Defense 3.4%
130,091	Airbus SE	$27,251,758
Banks 5.4%
2,774,191	Barclays PLC	13,513,544
140,303	Commerzbank AG	5,354,262
314,159	UniCredit SpA	24,271,983
		43,139,789
Biotechnology 0.5%
108,000	Caris Life Sciences, Inc.*	4,146,120
Broadline Retail 7.4%
190,757	Amazon.com, Inc.*	43,683,353
6,123	MercadoLibre, Inc.*	15,141,628
		58,824,981
Chemicals 1.0%
38,933	Air Liquide SA	8,026,418
Construction Materials 1.3%
90,734	CRH PLC	10,248,405
Diversified Telecommunication Services 3.6%
791,568	Deutsche Telekom AG	28,911,447
Electric Utilities 3.4%
179,693	Alliant Energy Corp.	11,692,623
139,540	American Electric Power Co., Inc.	15,491,731
		27,184,354
Entertainment 6.0%
12,747	Netflix, Inc.*	15,401,563
37,918	ROBLOX Corp. Class A*	4,724,204
114,688	Walt Disney Co.	13,576,765
1,235,095	Warner Bros Discovery, Inc.*	14,376,506
		48,079,038
Financial Services 1.2%
26,219	Visa, Inc. Class A	9,223,320
Food Products 1.2%
114,349	Danone SA	9,522,238
Gas Utilities 1.4%
324,769	UGI Corp.	11,249,998
Ground Transportation 2.6%
222,662	Uber Technologies, Inc.*	20,874,562
Health Care Equipment & Supplies 4.1%
95,922	Abbott Laboratories	12,725,013
187,728	Boston Scientific Corp.*	19,805,304
		32,530,317
Number of Shares		Value
Health Care Providers & Services 1.3%
14,930	McKesson Corp.	$10,251,535
Hotels, Restaurants & Leisure 6.0%
950,457	Carnival Corp.*	30,310,073
69,903	DoorDash, Inc. Class A*	17,143,711
		47,453,784
Interactive Media & Services 6.8%
39,511	Alphabet, Inc. Class C	8,436,784
53,454	Meta Platforms, Inc. Class A	39,486,470
159,464	Pinterest, Inc. Class A*	5,841,166
		53,764,420
IT Services 1.8%
132,427	Twilio, Inc. Class A*	13,985,615
Multi-Utilities 1.9%
407,073	CenterPoint Energy, Inc.	15,350,723
Oil, Gas & Consumable Fuels 2.9%
114,379	DT Midstream, Inc.	11,916,004
150,337	Shell PLC ADR	11,106,898
		23,022,902
Pharmaceuticals 3.5%
37,997	Eli Lilly & Co.	27,835,842
Professional Services 0.5%
7,874	CACI International, Inc. Class A*	3,777,315
Semiconductors & Semiconductor Equipment 9.2%
138,004	Advanced Micro Devices, Inc.*	22,443,591
164,048	Lam Research Corp.	16,429,407
199,618	NVIDIA Corp.	34,769,463
		73,642,461
Software 15.3%
90,909	Arctic Wolf Networks, Inc.*#(a)(b)	1,050,908
5,343	Constellation Software, Inc.	17,703,038
20,526	CyberArk Software Ltd.*	9,303,615
18,482	Fair Isaac Corp.*	28,122,950
67,930	Microsoft Corp.	34,419,452
77,986	Oracle Corp.	17,634,974
14,752	ServiceNow, Inc.*	13,534,370
		121,769,307
Tobacco 3.3%
155,498	Philip Morris International, Inc.	25,988,381

Total Common Stocks (Cost $528,469,384)		756,055,030

See Notes to Financial Statements

Schedule of Investments Focus Fund^  (cont’d)

Number of Shares		Value

Preferred Stocks 0.4%
IT Services 0.1%
106,691	Druva, Inc., Series 5*#(a)(b)	$1,028,501
Software 0.1%
63,363	Videoamp, Inc., Series F1*#(a)(b)	999,995
Specialty Retail 0.2%
1,000	Fabletics LLC, Series G*#(a)(b)	1,332,600

Total Preferred Stocks (Cost $2,999,995)		3,361,096

Warrants 0.0%‡
Software 0.0%‡
10,268	Constellation Software, Inc. Expires 3/31/2040*(a)(b) (Cost $0)	1

Short-Term Investments 4.4%
Investment Companies 4.4%
35,448,875	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.23%(c) (Cost $35,448,875)	35,448,875
Total Investments 99.8% (Cost $566,918,254)		794,865,002
Other Assets Less Liabilities 0.2%		1,413,299
Net Assets 100.0%		$796,278,301

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of August 31, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at August 31, 2025 amounted to $4,412,005, which represents
0.6% of net assets of the Fund.

(c)	Represents 7-day effective yield as of August 31, 2025.

See Notes to Financial Statements

Schedule of Investments Focus Fund^  (cont’d)

#
This security is subject to restrictions on resale. Total value of all such securities at August 31, 2025 amounted to $4,412,004, which represents 0.6% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 8/31/2025	Fair Value Percentage of Net Assets as of 8/31/2025
Arctic Wolf Networks, Inc.	12/31/2021	$999,999	$1,050,908	0.2%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	1,000,000	1,028,501	0.1%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	1,000,000	1,332,600	0.2%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	999,995	999,995	0.1%
Total		$3,999,994	$4,412,004	0.6%

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$609,719,810	76.6%
France	44,800,414	5.6%
Germany	34,265,709	4.3%
Italy	24,271,983	3.1%
Canada	17,703,039	2.2%
Brazil	15,141,628	1.9%
United Kingdom	13,513,544	1.7%
Short-Term Investments and Other Assets—Net	36,862,174	4.6%
	$796,278,301	100.0%

See Notes to Financial Statements

Schedule of Investments Focus Fund^  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Software	$120,718,399	$—	$1,050,908	$121,769,307
Other Common Stocks#	634,285,723	—	—	634,285,723
Total Common Stocks	755,004,122	—	1,050,908	756,055,030
Preferred Stocks#	—	—	3,361,096	3,361,096
Warrants#	—	—	1	1
Short-Term Investments	—	35,448,875	—	35,448,875
Total Investments	$755,004,122	$35,448,875	$4,412,005	$794,865,002

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

See Notes to Financial Statements

Schedule of Investments Focus Fund^  (cont’d)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 8/31/2025
Investments in Securities:
Common Stocks(1)	$1,077	$—	$—	$(26)	$—	$—	$—	$—	$1,051	$(26)
Preferred Stocks(1)	3,224	—	—	137	—	—	—	—	3,361	137
Warrants(2)	—	—	—	—	—	—	—	—	—	—
Total	$4,301	$—	$—	$111	$—	$—	$—	$—	$4,412	$111
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 8/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$1,050,908	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	9.1x	9.1x	Increase
			Discount Rate	3.9%	3.9%	Decrease
			Term (Years)	1.3	1.3	Decrease
			Expected Volatility	80.0%	80.0%	Decrease
Preferred Stocks	3,361,096	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	2.0x - 6.3x	4.3x	Increase
			Discount Rate	3.7% - 15.0%	8.2%	Decrease
			Term (Years)	1.3 - 2.3	1.7	Decrease
			Expected Volatility	60.0%	60.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(2) At August 31, 2025, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Genesis Fund^
August 31, 2025

Number of Shares		Value
Common Stocks 99.3%
Aerospace & Defense 0.9%
496,158	VSE Corp.	$80,576,059
Banks 11.0%
2,429,636	Community Financial System, Inc.	145,510,900
849,633	Cullen/Frost Bankers, Inc.	109,628,146
2,084,814	First Financial Bankshares, Inc.	77,492,536
2,501,387	Glacier Bancorp, Inc.	122,943,171
1,202,210	Lakeland Financial Corp.	82,291,275
2,027,597	Prosperity Bancshares, Inc.	140,167,781
1,070,116	Stock Yards Bancorp, Inc.	86,369,062
1,127,525	UMB Financial Corp.	137,445,298
3,348,691	United Community Banks, Inc.	111,846,279
		1,013,694,448
Building Products 4.9%
620,858	Armstrong World Industries, Inc.	121,545,371
262,697	CSW Industrials, Inc.	71,858,137
4,949,314	Hayward Holdings, Inc.*	79,584,969
476,513	Simpson Manufacturing Co., Inc.	91,071,165
1,464,777	Trex Co., Inc.*	90,274,206
		454,333,848
Capital Markets 1.6%
409,479	Hamilton Lane, Inc. Class A	63,198,989
423,007	Houlihan Lokey, Inc.	84,284,145
		147,483,134
Chemicals 1.0%
3,500,355	Element Solutions, Inc.	90,029,131
Commercial Services & Supplies 4.0%
1,419,671	Brady Corp. Class A	110,847,911
418,346	Casella Waste Systems, Inc. Class A*	41,232,182
1,350,761	Rollins, Inc.	76,372,027
3,848,262	Tetra Tech, Inc.	140,153,702
		368,605,822
Construction & Engineering 3.6%
1,168,126	Arcosa, Inc.	115,586,068
501,612	Valmont Industries, Inc.	184,151,797
1,405,473	WillScot Holdings Corp.	34,068,666
		333,806,531
Construction Materials 1.2%
365,276	Eagle Materials, Inc.	84,342,228
304,064	Knife River Corp.*	24,629,184
		108,971,412
Number of Shares		Value
Containers & Packaging 1.0%
688,900	AptarGroup, Inc.	$95,943,103
Diversified Consumer Services 1.1%
830,675	Bright Horizons Family Solutions, Inc.*	98,052,877
Electric Utilities 1.0%
760,038	IDACORP, Inc.	95,080,754
Electronic Equipment, Instruments & Components 4.2%
602,573	Advanced Energy Industries, Inc.	90,193,127
229,987	Badger Meter, Inc.	42,069,222
3,002,204	Knowles Corp.*	64,097,055
597,386	Littelfuse, Inc.	155,218,804
317,739	Novanta, Inc.*	36,987,997
		388,566,205
Energy Equipment & Services 2.4%
220,201	Cactus, Inc. Class A	9,237,432
2,292,147	Oceaneering International, Inc.*	55,928,387
287,125	TerraVest Industries, Inc.	30,141,487
2,110,788	Tidewater, Inc.*	127,069,437
		222,376,743
Financial Services 1.4%
383,289	Jack Henry & Associates, Inc.	62,575,762
713,139	Shift4 Payments, Inc. Class A*	64,489,160
		127,064,922
Gas Utilities 0.8%
621,326	Chesapeake Utilities Corp.	76,783,467
Ground Transportation 0.5%
160,360	Saia, Inc.*	47,540,326
Health Care Equipment & Supplies 1.7%
2,048,967	Haemonetics Corp.*	111,750,660
210,645	UFP Technologies, Inc.*	44,269,153
		156,019,813
Health Care Providers & Services 1.4%
281,575	Chemed Corp.	128,947,271
Hotels, Restaurants & Leisure 1.5%
800,114	Texas Roadhouse, Inc.	138,059,671
Household Durables 1.0%
339,611	Installed Building Products, Inc.	88,916,952
Insurance 3.3%
1,145,537	AMERISAFE, Inc.(a)	52,900,899
4,810,061	Hagerty, Inc. Class A*(a)	55,075,198

See Notes to Financial Statements

Schedule of Investments Genesis Fund^  (cont’d)

Number of Shares		Value
Insurance – cont'd
1,032,478	Stewart Information Services Corp.	$75,205,698
65,514	White Mountains Insurance Group Ltd.	119,902,412
		303,084,207
Life Sciences Tools & Services 2.0%
1,488,799	Bio-Techne Corp.	81,333,089
2,131,517	Stevanato Group SpA	49,046,206
212,609	West Pharmaceutical Services, Inc.	52,503,793
		182,883,088
Machinery 16.4%
403,395	Crane Co.	74,749,093
2,264,896	Enerpac Tool Group Corp.	95,895,697
272,570	Enpro, Inc.	59,630,139
1,066,361	Esab Corp.	123,026,068
512,037	ESCO Technologies, Inc.	102,873,354
869,926	Federal Signal Corp.	106,992,199
4,939,535	Gates Industrial Corp. PLC*	126,254,515
850,142	Graco, Inc.	72,593,625
297,113	Kadant, Inc.	96,050,691
631,914	Lindsay Corp.(a)	86,717,558
679,732	Miller Industries, Inc.(a)	28,609,920
370,103	RBC Bearings, Inc.*	144,325,366
907,333	REV Group, Inc.	48,279,189
666,669	SPX Technologies, Inc.*	124,740,436
585,755	Standex International Corp.	119,535,023
1,250,540	Toro Co.	101,368,772
		1,511,641,645
Marine Transportation 1.4%
1,368,003	Kirby Corp.*	132,969,892
Media 2.5%
1,970,976	John Wiley & Sons, Inc. Class A	79,982,206
753,549	Nexstar Media Group, Inc. Class A	154,123,377
		234,105,583
Oil, Gas & Consumable Fuels 2.5%
3,988,306	CNX Resources Corp.*	116,458,535
2,975,042	Viper Energy, Inc. Class A	118,540,549
		234,999,084
Professional Services 1.6%
390,602	CRA International, Inc.(a)	75,683,043
1,003,118	Exponent, Inc.	71,602,563
		147,285,606
Real Estate Management & Development 3.0%
651,453	Colliers International Group, Inc.	107,717,754
Number of Shares		Value
Real Estate Management & Development – cont'd
818,421	FirstService Corp.	$164,666,305
		272,384,059
Semiconductors & Semiconductor Equipment 3.9%
2,183,163	Lattice Semiconductor Corp.*	144,918,360
958,489	MKS, Inc.	99,050,253
2,605,010	Power Integrations, Inc.	117,485,951
		361,454,564
Software 8.7%
988,260	BlackLine, Inc.*	53,731,696
5,157,114	CCC Intelligent Solutions Holdings, Inc.*	51,055,429
650,141	Commvault Systems, Inc.*	121,345,567
3,319,558	Computer Modelling Group Ltd.	15,050,876
58,394	Fair Isaac Corp.*	88,854,646
662,446	Manhattan Associates, Inc.*	142,717,366
665,399	Qualys, Inc.*	90,367,838
798,896	SPS Commerce, Inc.*	88,118,229
183,671	Tyler Technologies, Inc.*	103,384,733
1,913,603	Vertex, Inc. Class A*	49,409,229
		804,035,609
Specialty Retail 4.4%
293,020	Asbury Automotive Group, Inc.*	73,706,251
809,074	Floor & Decor Holdings, Inc. Class A*	66,279,342
102,484	Murphy USA, Inc.	38,585,226
1,442,156	Tractor Supply Co.	89,067,555
1,188,130	Valvoline, Inc.*	46,075,681
199,706	Winmark Corp.(a)	92,631,631
		406,345,686
Trading Companies & Distributors 2.3%
464,461	SiteOne Landscape Supply, Inc.*	66,529,394
512,243	Transcat, Inc.*(a)	43,002,800
249,227	Watsco, Inc.	100,283,960
		209,816,154
Water Utilities 1.1%
1,112,907	American States Water Co.	82,944,959
346,067	Middlesex Water Co.	18,528,427
		101,473,386

Total Common Stocks (Cost $5,899,349,764)		9,163,331,052

See Notes to Financial Statements

Schedule of Investments Genesis Fund^  (cont’d)

Number of Shares		Value

Short-Term Investments 0.7%
Investment Companies 0.7%
6,459,205	State Street Institutional Treasury Money Market Fund Premier Class, 4.19%(b)	$6,459,205
61,475,774	State Street Institutional Treasury Plus Money Market Fund Premier Class, 4.21%(b)	61,475,774
Total Short-Term Investments (Cost $67,934,979)		67,934,979
Total Investments 100.0% (Cost $5,967,284,743)		9,231,266,031
Liabilities Less Other Assets (0.0)%‡		(4,315,219)
Net Assets 100.0%		$9,226,950,812

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Affiliated company (see Note F of the Notes to Financial Statements).
(b)	Represents 7-day effective yield as of August 31, 2025.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$9,163,331,052	$—	$—	$9,163,331,052
Short-Term Investments	—	67,934,979	—	67,934,979
Total Investments	$9,163,331,052	$67,934,979	$—	$9,231,266,031

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments International Equity Fund^
August 31, 2025

Number of Shares		Value
Common Stocks 98.2%
Australia 1.0%
2,695,664	Steadfast Group Ltd.	$10,704,207
Austria 3.1%
119,447	BAWAG Group AG*(a)	15,441,384
207,113	Erste Group Bank AG	19,699,110
		35,140,494
Belgium 2.3%
413,689	Anheuser-Busch InBev SA	25,912,006
Canada 2.4%
101,785	Kinaxis, Inc.*	14,049,865
450,829	Triple Flag Precious Metals Corp.	12,339,190
		26,389,055
Denmark 2.4%
57,474	DSV AS	12,727,563
257,255	Novo Nordisk AS Class B	14,465,983
		27,193,546
France 9.6%
230,545	Accor SA	11,400,835
409,862	Bureau Veritas SA	12,351,856
128,313	Cie de Saint-Gobain SA	13,840,452
327,041	Edenred SE	9,450,349
247,222	Exosens SAS	11,366,542
32,467	L'Oreal SA	15,113,491
24,457	LVMH Moet Hennessy Louis Vuitton SE	14,423,431
48,554	Nexans SA	7,395,792
37,771	Safran SA	12,589,243
		107,931,991
Germany 11.5%
344,913	Bayer AG	11,322,594
31,602	Deutsche Boerse AG	9,301,948
174,947	KION Group AG	11,379,678
300,197	RWE AG	12,025,103
38,805	SAP SE ADR	10,561,169
94,405	Siemens AG	26,131,145
176,124	Siemens Energy AG*	18,692,624
241,236	Siemens Healthineers AG(a)	13,351,921
160,237	Symrise AG	15,518,042
		128,284,224
Ireland 0.8%
640,592	Bank of Ireland Group PLC	9,472,776
Israel 0.8%
44,528	Check Point Software Technologies Ltd.*	8,600,138
Number of Shares		Value
Italy 5.0%
486,576	Amplifon SpA(b)	$8,860,301
195,273	Avio SpA(a)	8,132,815
525,044	Intercos SpA	7,334,132
82,910	Prysmian SpA	7,247,571
309,395	UniCredit SpA	23,903,916
		55,478,735
Japan 10.6%
1,243,300	Azbil Corp.	12,443,760
401,800	Daiei Kankyo Co. Ltd.	9,163,010
338,200	Daifuku Co. Ltd.	10,644,606
658,500	Fujitsu Ltd.	15,846,268
665,700	Hitachi Ltd.	17,936,227
165,800	Oracle Corp. Japan	17,160,690
556,800	Renesas Electronics Corp.	6,499,331
1,940,800	Resona Holdings, Inc.	19,465,128
316,200	Simplex Holdings, Inc.	9,770,769
		118,929,789
Korea 0.9%
132,178	Kia Corp.	10,001,044
Luxembourg 1.8%
269,323	ArcelorMittal SA	8,967,204
147,906	Eurofins Scientific SE	11,216,142
		20,183,346
Netherlands 5.8%
4,721	Adyen NV*(a)	7,922,331
17,660	ASM International NV	8,485,239
11,505	ASML Holding NV	8,568,444
61,278	IMCD NV	6,880,722
844,247	ING Groep NV	20,109,256
455,385	Universal Music Group NV(b)	12,860,702
		64,826,694
Spain 1.1%
429,435	Fluidra SA	12,228,318
Sweden 1.9%
482,277	Epiroc AB Class A	10,068,988
187,988	Hemnet Group AB	4,886,158
264,701	Sandvik AB	6,687,095
		21,642,241
Switzerland 7.5%
134,161	DSM-Firmenich AG	13,105,737
86,706	Galderma Group AG	15,127,361
18,118	Lonza Group AG	12,838,725
7,479	Partners Group Holding AG	10,258,330
178,861	Sandoz Group AG	11,212,482
26,887	Sonova Holding AG	7,826,011
16,352	Tecan Group AG(b)	3,374,011

See Notes to Financial Statements

Schedule of Investments International Equity Fund^  (cont’d)

Number of Shares		Value
Switzerland – cont'd
108,075	Temenos AG(b)	$9,603,365
		83,346,022
United Kingdom 23.5%
178,136	Ashtead Group PLC	13,112,257
138,692	AstraZeneca PLC	22,101,071
322,937	BAE Systems PLC	7,671,164
2,756,109	Barclays PLC	13,425,463
626,845	Beazley PLC	6,638,153
2,296,055	Chemring Group PLC	16,664,975
175,728	Coca-Cola Europacific Partners PLC	15,615,190
560,603	Compass Group PLC	19,033,697
6,774,763	Convatec Group PLC(a)	21,664,913
363,797	Experian PLC	18,842,248
37,951	Flutter Entertainment PLC*	11,613,089
2,832,640	GlobalData PLC	5,130,318
686,910	Hiscox Ltd.	12,115,978
317,109	ICG PLC	9,352,149
119,402	London Stock Exchange Group PLC	14,795,659
2,446,541	NatWest Group PLC	16,884,236
304,310	RELX PLC	14,173,581
710,694	St. James's Place PLC	12,189,682
802,142	Wise PLC Class A*	11,427,204
		262,451,027
United States 6.2%
179,049	Alcon AG	14,289,901
Number of Shares		Value
United States – cont'd
3,471,077	Haleon PLC	$17,025,478
49,044	ICON PLC*	8,726,889
341,558	Schlumberger NV	12,582,997
464,317	Shell PLC	17,095,027
		69,720,292
Total Common Stocks (Cost $912,548,772)		1,098,435,945

Short-Term Investments 1.2%
Investment Companies 1.2%
13,462,009	State Street Institutional Treasury Money Market Fund Premier Class, 4.19%(c)	13,462,009
161,681	State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%(c)(d)	161,681
Total Short-Term Investments (Cost $13,623,690)		13,623,690
Total Investments 99.4% (Cost $926,172,462)		1,112,059,635
Other Assets Less Liabilities 0.6%		6,533,700
Net Assets 100.0%		$1,118,593,335

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at August 31, 2025 amounted to $66,513,364, which represents 5.9% of net assets of the
Fund.

(b)
All or a portion of this security is on loan at August 31, 2025. Total value of all such securities at August 31,
2025 amounted to $15,020,232, collateralized by cash collateral of $161,681 and non-cash (U.S. Treasury
Securities) collateral of $15,670,764 for the Fund (see Note A of the Notes to Financial Statements).

(c)	Represents 7-day effective yield as of August 31, 2025.
(d)	Represents investment of cash collateral received from securities lending.

See Notes to Financial Statements

Schedule of Investments International Equity Fund^  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$138,401,269	12.4%
Pharmaceuticals	91,254,969	8.2%
Software	59,975,227	5.4%
Health Care Equipment & Supplies	57,132,746	5.1%
Aerospace & Defense	56,424,739	5.0%
Capital Markets	55,897,768	5.0%
Machinery	51,008,685	4.6%
Professional Services	50,498,003	4.5%
Industrial Conglomerates	44,067,372	3.9%
Hotels, Restaurants & Leisure	42,047,621	3.8%
Beverages	41,527,196	3.7%
Life Sciences Tools & Services	36,155,767	3.2%
Electrical Equipment	33,335,987	3.0%
Insurance	29,458,338	2.6%
Financial Services	28,799,884	2.6%
Chemicals	28,623,779	2.6%
IT Services	25,617,037	2.3%
Semiconductors & Semiconductor Equipment	23,553,014	2.1%
Personal Care Products	22,447,623	2.0%
Metals & Mining	21,306,394	1.9%
Trading Companies & Distributors	19,992,979	1.8%
Oil, Gas & Consumable Fuels	17,095,027	1.5%
Textiles, Apparel & Luxury Goods	14,423,431	1.3%
Building Products	13,840,452	1.2%
Entertainment	12,860,702	1.2%
Air Freight & Logistics	12,727,563	1.1%
Energy Equipment & Services	12,582,997	1.1%
Electronic Equipment, Instruments & Components	12,443,760	1.1%
Independent Power and Renewable Electricity Producers	12,025,103	1.1%
Automobiles	10,001,044	0.9%
Commercial Services & Supplies	9,163,010	0.8%
Health Care Providers & Services	8,860,301	0.8%
Interactive Media & Services	4,886,158	0.4%
Short-Term Investments and Other Assets—Net	20,157,390	1.8%
	$1,118,593,335	100.0%

See Notes to Financial Statements

Schedule of Investments International Equity Fund^  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$10,704,207	$—	$10,704,207
Japan	—	118,929,789	—	118,929,789
Korea	—	10,001,044	—	10,001,044
Other Common Stocks#	958,800,905	—	—	958,800,905
Total Common Stocks	958,800,905	139,635,040	—	1,098,435,945
Short-Term Investments	—	13,623,690	—	13,623,690
Total Investments	$958,800,905	$153,258,730	$—	$1,112,059,635

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments International Select Fund^
August 31, 2025

Number of Shares		Value
Common Stocks 96.8%
Austria 3.2%
26,658	BAWAG Group AG*(a)	$3,446,185
45,982	Erste Group Bank AG	4,373,479
		7,819,664
Belgium 2.4%
95,093	Anheuser-Busch InBev SA	5,956,287
Canada 1.4%
24,547	Kinaxis, Inc.*	3,388,338
Denmark 2.5%
12,807	DSV AS	2,836,098
57,070	Novo Nordisk AS Class B	3,209,165
		6,045,263
France 10.1%
51,201	Accor SA	2,531,975
89,341	AXA SA	4,158,852
98,790	Bureau Veritas SA	2,977,197
28,009	Cie de Saint-Gobain SA	3,021,184
12,056	L'Oreal SA	5,612,106
6,523	LVMH Moet Hennessy Louis Vuitton SE	3,846,917
8,403	Safran SA	2,800,757
		24,948,988
Germany 13.0%
75,289	Bayer AG	2,471,541
7,054	Deutsche Boerse AG	2,076,322
51,672	KION Group AG	3,361,079
66,757	RWE AG	2,674,110
12,865	SAP SE ADR	3,501,338
23,442	Siemens AG	6,488,706
44,477	Siemens Energy AG*	4,720,492
53,838	Siemens Healthineers AG(a)	2,979,824
37,777	Symrise AG	3,658,488
		31,931,900
Ireland 0.8%
142,340	Bank of Ireland Group PLC	2,104,858
Israel 1.0%
13,093	Check Point Software Technologies Ltd.*	2,528,782
Italy 4.6%
118,564	Amplifon SpA(b)	2,158,990
44,521	Prysmian SpA	3,891,800
67,701	UniCredit SpA	5,230,592
		11,281,382
Japan 8.6%
147,200	Fujitsu Ltd.	3,542,249
Number of Shares		Value
Japan – cont'd
169,400	Hitachi Ltd.	$4,564,213
39,800	Oracle Corp. Japan	4,119,394
43,600	Recruit Holdings Co. Ltd.	2,494,935
147,800	Renesas Electronics Corp.	1,725,217
482,300	Resona Holdings, Inc.	4,837,197
		21,283,205
Korea 1.0%
32,577	Kia Corp.	2,464,888
Luxembourg 2.6%
59,890	ArcelorMittal SA	1,994,059
64,539	CVC Capital Partners PLC(a)	1,302,447
40,143	Eurofins Scientific SE	3,044,160
		6,340,666
Netherlands 6.5%
1,361	Adyen NV*(a)	2,283,900
3,941	ASM International NV	1,893,563
2,558	ASML Holding NV	1,905,092
17,720	IMCD NV(b)	1,989,726
187,814	ING Groep NV	4,473,572
121,186	Universal Music Group NV(b)	3,422,460
		15,968,313
Sweden 1.5%
106,975	Epiroc AB Class A(b)	2,233,426
58,493	Sandvik AB	1,477,698
		3,711,124
Switzerland 6.9%
32,025	DSM-Firmenich AG	3,128,415
23,993	Galderma Group AG	4,185,993
4,536	Lonza Group AG	3,214,287
1,683	Partners Group Holding AG	2,308,433
39,791	Sandoz Group AG	2,494,428
5,918	Sonova Holding AG	1,722,555
		17,054,111
United Kingdom 21.9%
39,732	Ashtead Group PLC	2,924,598
35,275	AstraZeneca PLC	5,621,199
213,649	BAE Systems PLC	5,075,096
729,486	Barclays PLC	3,553,447
39,218	Coca-Cola Europacific Partners PLC	3,484,911
127,497	Compass Group PLC	4,328,802
1,497,128	Convatec Group PLC(a)	4,787,643
92,193	Experian PLC	4,774,980
8,388	Flutter Entertainment PLC*	2,566,746
70,487	ICG PLC	2,078,796
34,247	London Stock Exchange Group PLC	4,243,706
540,631	NatWest Group PLC	3,731,040

See Notes to Financial Statements

Schedule of Investments International Select Fund^  (cont’d)

Number of Shares		Value
United Kingdom – cont'd
84,377	RELX PLC	$3,929,954
203,973	Wise PLC Class A*	2,905,771
		54,006,689
United States 8.8%
39,391	Alcon AG	3,143,796
8,230	Aon PLC Class A	3,020,410
774,654	Haleon PLC	3,799,643
10,820	ICON PLC*	1,925,311
16,251	Royal Gold, Inc.	2,918,355
82,269	Schlumberger NV	3,030,790
102,567	Shell PLC	3,776,268
		21,614,573
Total Common Stocks (Cost $206,087,267)		238,449,031
Number of Shares		Value

Short-Term Investments 2.5%
Investment Companies 2.5%
5,968,075	State Street Institutional Treasury Money Market Fund Premier Class, 4.19%(c)	$5,968,075
63,025	State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%(c)(d)	63,025
Total Short-Term Investments (Cost $6,031,100)		6,031,100
Total Investments 99.3% (Cost $212,118,367)		244,480,131
Other Assets Less Liabilities 0.7%		1,763,169
Net Assets 100.0%		$246,243,300

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at August 31, 2025 amounted to $14,799,999, which represents 6.0% of net assets of the
Fund.

(b)
All or a portion of this security is on loan at August 31, 2025. Total value of all such securities at August 31,
2025 amounted to $6,812,364, collateralized by cash collateral of $63,025 and non-cash (U.S. Treasury
Securities) collateral of $7,147,841 for the Fund (see Note A of the Notes to Financial Statements).

(c)	Represents 7-day effective yield as of August 31, 2025.
(d)	Represents investment of cash collateral received from securities lending.

See Notes to Financial Statements

Schedule of Investments International Select Fund^  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$31,750,370	12.9%
Pharmaceuticals	21,781,969	8.8%
Professional Services	14,177,066	5.8%
Software	13,537,852	5.5%
Health Care Equipment & Supplies	12,633,818	5.1%
Capital Markets	12,009,704	4.9%
Industrial Conglomerates	11,052,919	4.5%
Beverages	9,441,198	3.8%
Hotels, Restaurants & Leisure	9,427,523	3.8%
Electrical Equipment	8,612,292	3.5%
Life Sciences Tools & Services	8,183,758	3.3%
Aerospace & Defense	7,875,853	3.2%
Insurance	7,179,262	2.9%
Machinery	7,072,203	2.9%
Chemicals	6,786,903	2.8%
Personal Care Products	5,612,106	2.3%
Semiconductors & Semiconductor Equipment	5,523,872	2.2%
Financial Services	5,189,671	2.1%
Trading Companies & Distributors	4,914,324	2.0%
Metals & Mining	4,912,414	2.0%
Textiles, Apparel & Luxury Goods	3,846,917	1.6%
Oil, Gas & Consumable Fuels	3,776,268	1.5%
IT Services	3,542,249	1.4%
Entertainment	3,422,460	1.4%
Energy Equipment & Services	3,030,790	1.2%
Building Products	3,021,184	1.2%
Air Freight & Logistics	2,836,098	1.2%
Independent Power and Renewable Electricity Producers	2,674,110	1.1%
Automobiles	2,464,888	1.0%
Health Care Providers & Services	2,158,990	0.9%
Short-Term Investments and Other Assets—Net	7,794,269	3.2%
	$246,243,300	100.0%

See Notes to Financial Statements

Schedule of Investments International Select Fund^  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Japan	$—	$21,283,205	$—	$21,283,205
Korea	—	2,464,888	—	2,464,888
Other Common Stocks#	214,700,938	—	—	214,700,938
Total Common Stocks	214,700,938	23,748,093	—	238,449,031
Short-Term Investments	—	6,031,100	—	6,031,100
Total Investments	$214,700,938	$29,779,193	$—	$244,480,131

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Intrinsic Value Fund^
August 31, 2025

Number of Shares		Value
Common Stocks 99.2%
Aerospace & Defense 1.7%
302,727	Mercury Systems, Inc.*	$20,449,209
Automobile Components 1.0%
110,647	Lear Corp.	12,171,170
Banks 5.7%
769,173	Banc of California, Inc.	13,014,407
132,918	Glacier Bancorp, Inc.	6,532,920
1,540,039	Huntington Bancshares, Inc.	27,428,094
240,687	Texas Capital Bancshares, Inc.*	20,836,274
		67,811,695
Building Products 3.3%
1,159,491	Resideo Technologies, Inc.*	39,480,669
Commercial Services & Supplies 4.8%
49,687	Clean Harbors, Inc.*	12,034,688
1,739,781	Enviri Corp.*	19,659,525
868,640	OPENLANE, Inc.*	25,121,069
		56,815,282
Communications Equipment 7.9%
284,325	Ciena Corp.*	26,718,020
124,487	Harmonic, Inc.*	1,197,565
4,340,662	Ribbon Communications, Inc.*(a)	17,709,901
1,493,764	Viasat, Inc.*	48,293,390
		93,918,876
Construction & Engineering 1.8%
216,172	Arcosa, Inc.	21,390,219
Consumer Finance 0.7%
119,541	Bread Financial Holdings, Inc.	7,912,419
Containers & Packaging 2.1%
128,538	Avery Dennison Corp.	22,063,548
78,379	Sealed Air Corp.	2,544,966
		24,608,514
Electric Utilities 1.4%
400,853	Portland General Electric Co.	17,148,491
Electrical Equipment 1.7%
1,759,683	Babcock & Wilcox Enterprises, Inc.*	3,924,093
298,851	Bloom Energy Corp. Class A*	15,821,172
		19,745,265
Electronic Equipment, Instruments & Components 6.8%
129,435	Coherent Corp.*	11,709,984
1,299,949	Innoviz Technologies Ltd.*	2,170,915
164,165	IPG Photonics Corp.*	13,431,980
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
92,682	Itron, Inc.*	$11,394,325
366,775	nLight, Inc.*	10,563,120
69,013	OSI Systems, Inc.*	15,876,441
40,309	Rogers Corp.*	3,162,644
24,041	Teledyne Technologies, Inc.*	12,938,145
		81,247,554
Energy Equipment & Services 2.9%
222,225	Innovex International, Inc.*	3,835,604
687,077	Patterson-UTI Energy, Inc.	3,991,917
453,337	TechnipFMC PLC	16,664,668
2,100,650	TETRA Technologies, Inc.*	9,873,055
		34,365,244
Entertainment 1.6%
2,716,286	Lionsgate Studios Corp.*	17,465,719
122,423	Starz Entertainment Corp.*	1,563,342
		19,029,061
Food Products 0.6%
702,697	Hain Celestial Group, Inc.*	1,264,854
343,799	TreeHouse Foods, Inc.*	6,305,274
		7,570,128
Gas Utilities 3.2%
124,592	Atmos Energy Corp.	20,698,469
374,884	New Jersey Resources Corp.	17,728,264
		38,426,733
Health Care Equipment & Supplies 4.0%
1,459,751	Accuray, Inc.*	2,218,822
253,580	AtriCure, Inc.*	9,379,924
84,022	CONMED Corp.	4,567,436
670,866	CytoSorbents Corp.*	632,895
211,741	Haemonetics Corp.*	11,548,354
411,577	Integra LifeSciences Holdings Corp.*	6,227,160
315,728	Neogen Corp.*	1,815,436
1,145,292	OraSure Technologies, Inc.*	3,790,916
86,503	QuidelOrtho Corp.*	2,481,771
395,983	Varex Imaging Corp.*	4,573,604
		47,236,318
Health Care Providers & Services 0.6%
329,407	Acadia Healthcare Co., Inc.*	7,563,185
Hotels, Restaurants & Leisure 2.8%
1,695,631	Brightstar Lottery PLC	28,215,300
107,438	United Parks & Resorts, Inc.*	5,649,090
		33,864,390
Household Durables 2.8%
259,921	Somnigroup International, Inc.	21,820,368

See Notes to Financial Statements

Schedule of Investments Intrinsic Value Fund^  (cont’d)

Number of Shares		Value
Household Durables – cont'd
117,772	Whirlpool Corp.	$10,970,462
		32,790,830
Independent Power and Renewable Electricity Producers 4.0%
395,561	Ormat Technologies, Inc.	36,348,100
56,007	Vistra Corp.	10,591,484
		46,939,584
IT Services 4.0%
986,255	Kyndryl Holdings, Inc.*	31,353,047
1,573,564	Unisys Corp.*	6,152,635
69,791	Wix.com Ltd.*	9,846,114
		47,351,796
Life Sciences Tools & Services 0.8%
49,359	Charles River Laboratories International, Inc.*	8,060,818
1,075,383	Standard BioTools, Inc.*	1,354,983
		9,415,801
Machinery 2.0%
176,553	Helios Technologies, Inc.	9,576,235
1,312,454	Stratasys Ltd.*	13,977,635
		23,553,870
Media 2.0%
953,119	Criteo SA ADR*	23,665,945
Metals & Mining 1.5%
121,009	Alcoa Corp.	3,895,280
1,274,262	Cleveland-Cliffs, Inc.*	13,698,316
		17,593,596
Multi-Utilities 1.6%
324,543	Northwestern Energy Group, Inc.	18,664,468
Oil, Gas & Consumable Fuels 2.5%
475,356	CNX Resources Corp.*	13,880,395
445,896	Devon Energy Corp.	16,096,846
		29,977,241
Pharmaceuticals 0.8%
976,411	Amneal Pharmaceuticals, Inc.*	9,334,489
Professional Services 4.1%
1,844,416	Alight, Inc. Class A	7,156,334
3,739,519	Conduent, Inc.*	10,395,863
610,158	KBR, Inc.	30,788,573
		48,340,770
Semiconductors & Semiconductor Equipment 8.0%
210,250	CEVA, Inc.*	4,671,755
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
1,490,535	indie Semiconductor, Inc. Class A*	$6,752,123
168,100	MACOM Technology Solutions Holdings, Inc.*	21,542,015
359,684	Rambus, Inc.*	26,533,889
180,088	Semtech Corp.*	10,461,312
1,009,715	Veeco Instruments, Inc.*	24,758,212
		94,719,306
Software 6.5%
956,962	Adeia, Inc.	14,392,709
1,471,771	Cognyte Software Ltd.*	13,142,915
432,651	OneSpan, Inc.	6,543,846
315,393	Radware Ltd.*	7,960,519
672,528	UiPath, Inc. Class A*	7,478,511
272,572	Varonis Systems, Inc.*	16,087,200
339,810	Verint Systems, Inc.*	6,928,726
766,022	Xperi, Inc.*	4,596,132
		77,130,558
Specialty Retail 0.8%
268,046	Caleres, Inc.	4,020,690
252,100	ODP Corp.*	5,107,546
		9,128,236
Textiles, Apparel & Luxury Goods 0.4%
1,055,997	Under Armour, Inc. Class C*	5,195,505
Trading Companies & Distributors 2.8%
269,177	AerCap Holdings NV	33,243,359

Total Common Stocks (Cost $839,171,051)		1,177,799,776
Warrants 0.2%
Communications Equipment 0.2%
1,511,444	Ribbon Communications, Inc. Expires 3/31/2027*#(a)(b)	2,178,106
Health Care Equipment & Supplies 0.0%‡
131,579	CytoSorbents Corp.*(b)	0

Total Warrants (Cost $2,464,258)		2,178,106

See Notes to Financial Statements

Schedule of Investments Intrinsic Value Fund^  (cont’d)

Number of Shares		Value

Short-Term Investments 0.6%
Investment Companies 0.6%
6,815,403	State Street Institutional Treasury Money Market Fund Premier Class, 4.19%(c) (Cost $6,815,403)	$6,815,403
Total Investments 100.0% (Cost $848,450,712)		1,186,793,285
Liabilities Less Other Assets (0.0)%‡		(389,130)
Net Assets 100.0%		$1,186,404,155

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Security acquired via a PIPE transaction.
(b)
Security fair valued as of August 31, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at August 31, 2025 amounted to $2,178,106, which represents
0.2% of net assets of the Fund.

(c)	Represents 7-day effective yield as of August 31, 2025.
#  This security is subject to restrictions on resale. Total value of all such securities at August 31, 2025 amounted to $2,178,106, which represents 0.2% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 8/31/2025	Fair Value Percentage of Net Assets as of 8/31/2025
Ribbon Communications, Inc. Expires 3/31/2027 (Warrants)	3/29/2023	$2,464,258	$2,178,106	0.2%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,177,799,776	$—	$—	$1,177,799,776
Warrants#	—	2,178,106	—	2,178,106
Short-Term Investments	—	6,815,403	—	6,815,403
Total Investments	$1,177,799,776	$8,993,509	$—	$1,186,793,285

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^
August 31, 2025

Number of Shares		Value
Common Stocks 99.0%
Aerospace & Defense 2.6%
57,465	Boeing Co.*	$13,485,886
197,034	General Electric Co.	54,223,757
		67,709,643
Application Software 0.3%
4,688	Canva, Inc.*#(a)(b)	7,717,104
Biotechnology 1.1%
130,822	AbbVie, Inc.	27,524,949
Broadline Retail 7.5%
859,722	Amazon.com, Inc.*	196,876,338
Capital Markets 3.9%
500,241	Brookfield Asset Management Ltd. Class A(c)	30,094,498
18,372	CME Group, Inc.	4,896,322
266,438	KKR & Co., Inc.	37,165,437
53,280	S&P Global, Inc.	29,220,883
		101,377,140
Commercial Services & Supplies 0.4%
46,470	Waste Management, Inc.	10,520,343
Consumer Staples Distribution & Retail 2.2%
34,158	Costco Wholesale Corp.	32,221,924
257,409	Walmart, Inc.	24,963,525
		57,185,449
Electrical Equipment 1.3%
367,183	nVent Electric PLC	33,189,671
Electronic Equipment, Instruments & Components 1.1%
273,038	Amphenol Corp. Class A	29,722,917
Entertainment 3.7%
53,059	Netflix, Inc.*	64,108,536
35,193	Spotify Technology SA*	23,997,403
82,997	Walt Disney Co.	9,825,185
		97,931,124
Financial Services 5.1%
126,495	MasterCard, Inc. Class A	75,301,208
164,005	Visa, Inc. Class A	57,693,679
		132,994,887
Ground Transportation 1.3%
214,262	Uber Technologies, Inc.*	20,087,062
59,036	Union Pacific Corp.	13,198,679
		33,285,741
Health Care Equipment & Supplies 1.3%
329,992	Boston Scientific Corp.*	34,814,156
Number of Shares		Value
Health Care Technology 0.9%
592,802	Waystar Holding Corp.*	$22,455,340
Hotels, Restaurants & Leisure 0.9%
101,407	Chipotle Mexican Grill, Inc.*	4,273,291
61,305	McDonald's Corp.	19,221,570
		23,494,861
Household Products 0.2%
31,178	Procter & Gamble Co.	4,896,193
Interactive Media & Services 11.8%
649,303	Alphabet, Inc. Class A	138,243,102
259,264	Match Group, Inc.	9,680,918
216,368	Meta Platforms, Inc. Class A	159,831,041
		307,755,061
IT Services 0.4%
49,833	Cloudflare, Inc. Class A*	10,400,645
Life Sciences Tools & Services 0.4%
23,747	Thermo Fisher Scientific, Inc.	11,700,622
Machinery 1.1%
68,181	Caterpillar, Inc.	28,570,566
Media 0.3%
148,597	Trade Desk, Inc. Class A*	8,122,312
Multi-Utilities 1.3%
912,863	CenterPoint Energy, Inc.	34,424,064
Oil, Gas & Consumable Fuels 0.4%
201,539	Williams Cos., Inc.	11,665,077
Pharmaceuticals 1.7%
62,279	Eli Lilly & Co.	45,624,350
Professional Services 0.9%
93,163	Equifax, Inc.	22,946,047
Semiconductors & Semiconductor Equipment 13.8%
43,353	Analog Devices, Inc.	10,895,042
16,617	ASML Holding NV	12,340,117
464,424	Broadcom, Inc.	138,115,053
1,136,586	NVIDIA Corp.	197,970,550
		359,320,762
Software 19.5%
90,909	Arctic Wolf Networks, Inc.*#(a)(b)	1,050,908
39,767	Crowdstrike Holdings, Inc. Class A*	16,849,278
10,567	CyberArk Software Ltd.*	4,789,598
106,995	Grammarly, Inc.*#(a)(b)	1,270,031
46,618	HubSpot, Inc.*	22,524,419
628,253	Microsoft Corp.(d)	318,329,513
82,475	Salesforce, Inc.	21,134,219

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^  (cont’d)

Number of Shares		Value
Software – cont'd
41,601	ServiceNow, Inc.*	$38,167,253
96,381	Synopsys, Inc.*	58,167,861
110,763	Workday, Inc. Class A*	25,566,316
		507,849,396
Specialty Retail 7.8%
435,602	Chewy, Inc. Class A*	17,842,258
1,297,807	Fanatics Holdings, Inc. Class A*#(a)(b)	86,135,451
144,509	Home Depot, Inc.	58,781,926
295,440	TJX Cos., Inc.	40,360,058
		203,119,693
Technology Hardware, Storage & Peripherals 4.9%
548,789	Apple, Inc.	127,395,879
Textiles, Apparel & Luxury Goods 0.3%
92,659	NIKE, Inc. Class B	7,169,027
Tobacco 0.6%
94,646	Philip Morris International, Inc.	15,818,186

Total Common Stocks (Cost $1,350,430,164)		2,583,577,543
Preferred Stocks 1.0%
Entertainment 0.0%‡
8,256	A24 Films LLC*#(a)(b)(e)	1,209,242
IT Services 0.3%
287,787	Druva, Inc., Series 4*#(a)(b)	2,146,891
461,441	Druva, Inc., Series 5*#(a)(b)	4,448,291
		6,595,182
Number of Shares		Value
Software 0.3%
10	Databricks, Inc., Series B*#(a)(b)	$1,500
801	Databricks, Inc., Series C*#(a)(b)	120,150
16,466	Databricks, Inc., Series D*#(a)(b)	2,469,900
6,358	Databricks, Inc., Series E*#(a)(b)	953,700
3,258	Databricks, Inc., Series F*#(a)(b)	488,700
39	Databricks, Inc., Series G*#(a)(b)	5,850
95	Databricks, Inc., Series H*#(a)(b)	14,250
33,179	Grammarly, Inc., Series 3*#(a)(b)	834,452
90,310	Signifyd, Inc., Series Seed*#(a)(b)	537,344
39,343	Signifyd, Inc., Series A*#(a)(b)	235,271
82,373	Videoamp, Inc., Series F1*#(a)(b)	1,300,011
		6,961,128
Specialty Retail 0.4%
7,000	Fabletics LLC, Series G*#(a)(b)	9,328,200
5,623	Savage X Fenty, Series C 1*#(a)(b)	13,525
72,983	Savage X Fenty, Series D*#(a)(b)	862,783
		10,204,508
Total Preferred Stocks (Cost $23,604,252)		24,970,060
Total Investments 100.0% (Cost $1,374,034,416)		2,608,547,603
Liabilities Less Other Assets (0.0)%‡		(307,064)
Net Assets 100.0%		$2,608,240,539

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of August 31, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at August 31, 2025 amounted to $121,143,554, which represents
4.6% of net assets of the Fund.

(c)
All or a portion of this security is on loan at August 31, 2025. Total value of all such securities at August 31,
2025 amounted to $16,141,457, collateralized by non-cash (U.S. Treasury Securities) collateral of
$16,494,268 for the Fund (see Note A of the Notes to Financial Statements).

(d)	All or a portion of this security is pledged as collateral for options written.
(e)	Security represented in Units.

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^  (cont’d)

#  This security is subject to restrictions on resale. Total value of all such securities at August 31, 2025 amounted to $121,143,554, which represents 4.6% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 8/31/2025	Fair Value Percentage of Net Assets as of 8/31/2025
A24 Films LLC	2/25/2022	$940,028	$1,209,242	0.0%
Arctic Wolf Networks, Inc.	12/31/2021	999,999	1,050,908	0.0%
Canva, Inc.	3/19/2024	5,000,507	7,717,104	0.3%
Databricks, Inc. (Series B Preferred Shares)	3/12/2025	925	1,500	0.0%
Databricks, Inc. (Series C Preferred Shares)	3/12/2025	74,092	120,150	0.0%
Databricks, Inc. (Series D Preferred Shares)	3/12/2025	1,523,105	2,469,900	0.1%
Databricks, Inc. (Series E Preferred Shares)	3/12/2025	588,115	953,700	0.0%
Databricks, Inc. (Series F Preferred Shares)	3/12/2025	301,365	488,700	0.0%
Databricks, Inc. (Series G Preferred Shares)	3/12/2025	3,608	5,850	0.0%
Databricks, Inc. (Series H Preferred Shares)	3/12/2025	8,787	14,250	0.0%
Druva, Inc. (Series 4 Preferred Shares)	6/14/2019	1,500,003	2,146,891	0.1%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	4,325,000	4,448,291	0.2%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	7,000,000	9,328,200	0.4%
Fanatics Holdings, Inc. Class A	8/13/2020-4/29/2021	23,018,871	86,135,451	3.3%
Grammarly, Inc. Class A	12/23/2021-1/24/2022	2,804,542	1,270,031	0.1%
Grammarly, Inc. (Series 3 Preferred Shares)	12/23/2021-1/24/2022	869,685	834,452	0.0%
Savage X Fenty (Series C1 Preferred Shares)	3/5/2025	1,000,028	13,525	0.0%
Savage X Fenty (Series D Preferred Shares)	2/24/2025-3/5/2025	169,715	862,783	0.0%
Signifyd, Inc. (Series A Preferred Shares)	5/27/2021	1,213,732	235,271	0.0%
Signifyd, Inc. (Series Seed Preferred Shares)	5/27/2021	2,786,053	537,344	0.0%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	1,300,011	1,300,011	0.1%
Total		$55,428,171	$121,143,554	4.6%

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^  (cont’d)

Derivative Instruments
Purchased option contracts ("options purchased")
At August 31, 2025, the Fund did not have any outstanding options purchased.
Written option contracts ("options written")
At August 31, 2025, the Fund did not have any outstanding options written.
For the year ended August 31, 2025, the average market value for the months where the Fund had options purchased and options written outstanding was $272,350 and $(139,717), respectively. At August 31, 2025, the Fund had securities pledged in the amount of $2,280,105 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Application Software	$—	$—	$7,717,104	$7,717,104
Software	505,528,457	—	2,320,939	507,849,396
Specialty Retail	116,984,242	—	86,135,451	203,119,693
Other Common Stocks#	1,864,891,350	—	—	1,864,891,350
Total Common Stocks	2,487,404,049	—	96,173,494	2,583,577,543
Preferred Stocks#	—	—	24,970,060	24,970,060
Total Investments	$2,487,404,049	$—	$121,143,554	$2,608,547,603

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^  (cont’d)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 8/31/2025
Investments in Securities:
Common Stocks(1)	$107,143	$—	$—	$(10,969)	$—	$—	$—	$—	$96,174	$(10,969)
Preferred Stocks(1)	18,782	—	—	2,309	2,670	—	—	—	23,761	2,309
Preferred Units(1)	1,209	—	—	—	—	—	—	—	1,209	—
Total	$127,134	$—	$—	$(8,660)	$2,670	$—	$—	$—	$121,144	$(8,660)
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 8/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$96,173,494	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	3.0x - 9.1x	3.1x	Increase
			Discount Rate	3.9%	3.9%	Decrease
			Term (Years)	1.3	1.3	Decrease
			Expected Volatility	50.0% - 80.0%	63.6%	Decrease
			Transaction Price	$1,646.14	$1,646.14	Increase
Preferred Stocks	23,760,818	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	1.2x - 7.0x	3.4x	Increase
			Discount Rate	0.3% - 15.0%	9.0%	Decrease
			Term (Years)	1.3 - 2.5	1.5	Decrease
			Expected Volatility	30.0% -70.0%	58.6%	Decrease
			Transaction Price	$4.55 - $150.00	$124.15	Increase
Preferred Units	1,209,242	Market Approach	Transaction Price	$146.47	$146.47	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Financial Statements

Schedule of Investments Large Cap Value Fund^
August 31, 2025

Number of Shares		Value
Common Stocks 96.8%
Aerospace & Defense 3.9%
1,222,669	Boeing Co.*	$286,935,961
18,638	Lockheed Martin Corp.	8,492,032
56,487	Northrop Grumman Corp.	33,329,589
		328,757,582
Banks 10.3%
2,753,286	Bank of America Corp.	139,701,731
1,073,007	JPMorgan Chase & Co.	323,425,770
94,995	M&T Bank Corp.	19,156,692
1,001,895	PNC Financial Services Group, Inc.	207,833,099
2,059,228	Wells Fargo & Co.	169,227,357
		859,344,649
Biotechnology 1.7%
1,236,852	Gilead Sciences, Inc.	139,727,170
Building Products 0.4%
309,434	Johnson Controls International PLC	33,075,400
Capital Markets 6.7%
1,343,218	Charles Schwab Corp.	128,734,013
528,077	CME Group, Inc.	140,737,801
636,537	Morgan Stanley	95,786,088
327,516	S&P Global, Inc.	179,622,875
144,469	State Street Corp.	16,609,601
		561,490,378
Chemicals 2.5%
697,116	Dow, Inc.	17,169,967
402,553	Linde PLC	192,537,074
		209,707,041
Communications Equipment 1.7%
2,038,123	Cisco Systems, Inc.	140,813,918
Consumer Finance 2.4%
883,777	Capital One Financial Corp.	200,811,810
Consumer Staples Distribution & Retail 1.6%
1,355,520	Walmart, Inc.	131,458,330
Electric Utilities 2.4%
155,019	Constellation Energy Corp.	47,742,752
436,213	Duke Energy Corp.	53,431,730
1,769,252	FirstEnergy Corp.	77,174,772
255,815	NextEra Energy, Inc.	18,431,471
		196,780,725
Entertainment 1.4%
784,211	Walt Disney Co.	92,834,898
Number of Shares		Value
Entertainment – cont'd
2,148,849	Warner Bros Discovery, Inc.*	$25,012,603
		117,847,501
Food Products 0.8%
1,089,276	Mondelez International, Inc. Class A	66,925,117
Ground Transportation 0.6%
351,192	Uber Technologies, Inc.*	32,924,250
71,971	Union Pacific Corp.	16,090,556
		49,014,806
Health Care Equipment & Supplies 4.1%
789,766	Abbott Laboratories	104,770,358
1,882,164	Medtronic PLC	174,683,641
163,987	Stryker Corp.	64,186,152
		343,640,151
Health Care Providers & Services 3.3%
69,008	HCA Healthcare, Inc.	27,876,472
420,923	Humana, Inc.	127,817,478
344,640	Quest Diagnostics, Inc.	62,600,410
179,190	UnitedHealth Group, Inc.	55,525,605
		273,819,965
Hotels, Restaurants & Leisure 3.3%
2,782,669	Carnival Corp.*	88,739,314
1,682,170	Las Vegas Sands Corp.	96,943,457
737,837	Wynn Resorts Ltd.	93,520,840
		279,203,611
Household Products 1.0%
1,046,189	Colgate-Palmolive Co.	87,953,109
Industrial Conglomerates 1.9%
1,034,057	3M Co.	160,826,885
Insurance 1.2%
981,124	American International Group, Inc.	79,785,004
67,809	Aon PLC Class A	24,885,903
		104,670,907
Interactive Media & Services 1.7%
670,342	Alphabet, Inc. Class C	143,138,127
IT Services 0.7%
240,158	International Business Machines Corp.	58,476,071
Life Sciences Tools & Services 1.0%
391,499	Danaher Corp.	80,578,324
Machinery 3.6%
133,555	Caterpillar, Inc.	55,964,887
345,226	Cummins, Inc.	137,551,848

See Notes to Financial Statements

Schedule of Investments Large Cap Value Fund^  (cont’d)

Number of Shares		Value
Machinery – cont'd
217,725	Deere & Co.	$104,211,894
7,526	Parker-Hannifin Corp.	5,714,868
		303,443,497
Metals & Mining 10.2%
989,472	Agnico Eagle Mines Ltd.	142,652,178
1,494,043	BHP Group Ltd. ADR	83,322,778
3,623,320	Freeport-McMoRan, Inc.	160,875,408
937,055	Rio Tinto PLC ADR	58,772,090
2,315,557	Southern Copper Corp.	222,501,899
64,514	Steel Dynamics, Inc.	8,446,173
1,753,980	Wheaton Precious Metals Corp.	176,134,672
		852,705,198
Multi-Utilities 3.0%
520,458	DTE Energy Co.	71,120,586
1,619,574	Public Service Enterprise Group, Inc.	133,339,527
608,424	Sempra	50,231,486
		254,691,599
Oil, Gas & Consumable Fuels 10.8%
1,306,073	Chevron Corp.	209,755,324
355,617	ConocoPhillips	35,195,414
484,426	Devon Energy Corp.	17,487,779
866,608	EOG Resources, Inc.	108,170,011
1,119,960	EQT Corp.	58,058,726
3,140,378	Exxon Mobil Corp.	358,913,802
392,999	Phillips 66	52,496,806
1,066,653	Williams Cos., Inc.	61,737,876
		901,815,738
Personal Care Products 1.0%
1,296,970	Unilever PLC ADR	81,968,504
Pharmaceuticals 5.5%
1,729,959	Johnson & Johnson	306,496,836
486,515	Merck & Co., Inc.	40,925,642
Number of Shares		Value
Pharmaceuticals – cont'd
4,411,690	Pfizer, Inc.	$109,233,444
		456,655,922
Professional Services 1.1%
642,698	Paychex, Inc.	89,627,450
Semiconductors & Semiconductor Equipment 3.1%
509,423	Advanced Micro Devices, Inc.*	82,847,463
4,182,295	Intel Corp.*	101,838,883
634,007	Micron Technology, Inc.	75,453,173
		260,139,519
Specialized REITs 1.3%
365,627	Public Storage	107,710,058
Textiles, Apparel & Luxury Goods 1.0%
1,131,870	NIKE, Inc. Class B	87,572,782
Tobacco 1.6%
777,120	Philip Morris International, Inc.	129,880,066

Total Common Stocks (Cost $6,592,102,811)		8,094,271,910

Short-Term Investments 3.0%
Investment Companies 3.0%
248,611,098	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.23%(a) (Cost $248,611,098)	248,611,098
Total Investments 99.8% (Cost $6,840,713,909)		8,342,883,008
Other Assets Less Liabilities 0.2%		16,217,045
Net Assets 100.0%		$8,359,100,053

*	Non-income producing security.
(a)	Represents 7-day effective yield as of August 31, 2025.

See Notes to Financial Statements

Schedule of Investments Large Cap Value Fund^  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$8,094,271,910	$—	$—	$8,094,271,910
Short-Term Investments	—	248,611,098	—	248,611,098
Total Investments	$8,094,271,910	$248,611,098	$—	$8,342,883,008

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Mid Cap Growth Fund^
August 31, 2025

Number of Shares		Value
Common Stocks 98.7%
Aerospace & Defense 7.8%
69,200	Axon Enterprise, Inc.*	$51,712,468
31,200	Curtiss-Wright Corp.	14,918,280
91,700	HEICO Corp.	28,612,234
296,300	Howmet Aerospace, Inc.	51,585,830
295,364	Rocket Lab Corp.*	14,354,690
		161,183,502
Banks 1.1%
1,552,199	NU Holdings Ltd. Class A*	22,972,545
Biotechnology 3.2%
97,038	Alnylam Pharmaceuticals, Inc.*	43,328,437
138,164	Natera, Inc.*	23,246,093
		66,574,530
Broadline Retail 1.6%
1,163,900	Coupang, Inc.*	33,264,262
Building Products 0.5%
75,700	Builders FirstSource, Inc.*	10,498,076
Capital Markets 6.4%
293,001	Ares Management Corp. Class A	52,505,779
33,885	Evercore, Inc. Class A	10,895,722
165,223	Robinhood Markets, Inc. Class A*	17,188,149
561,973	TPG, Inc.	33,915,070
153,546	Tradeweb Markets, Inc. Class A	18,941,435
		133,446,155
Commercial Services & Supplies 2.7%
95,948	Cintas Corp.	20,151,959
220,700	Veralto Corp.	23,436,133
67,400	Waste Connections, Inc.	12,456,194
		56,044,286
Construction & Engineering 3.6%
48,400	Comfort Systems USA, Inc.	34,043,592
109,100	Quanta Services, Inc.	41,235,436
		75,279,028
Consumer Staples Distribution & Retail 1.6%
159,188	BJ's Wholesale Club Holdings, Inc.*	15,549,484
223,700	U.S. Foods Holding Corp.*	17,359,120
		32,908,604
Diversified Consumer Services 2.3%
118,646	Duolingo, Inc.*	35,339,897
Number of Shares		Value
Diversified Consumer Services – cont'd
56,675	Grand Canyon Education, Inc.*	$11,423,980
		46,763,877
Electrical Equipment 1.6%
257,500	Vertiv Holdings Co. Class A	32,844,125
Electronic Equipment, Instruments & Components 1.3%
146,339	Coherent Corp.*	13,239,290
203,941	Corning, Inc.	13,670,165
		26,909,455
Entertainment 3.8%
291,361	ROBLOX Corp. Class A*	36,300,667
62,493	Spotify Technology SA*	42,612,727
		78,913,394
Financial Services 4.4%
440,310	Affirm Holdings, Inc.*	38,949,823
1,140,479	Toast, Inc. Class A*	51,435,603
		90,385,426
Health Care Equipment & Supplies 1.6%
449,441	Dexcom, Inc.*	33,860,885
Health Care Providers & Services 3.1%
175,192	Cencora, Inc.	51,087,739
100,782	Encompass Health Corp.	12,271,217
		63,358,956
Health Care Technology 1.9%
78,189	Veeva Systems, Inc. Class A*	21,048,479
475,995	Waystar Holding Corp.*	18,030,690
		39,079,169
Hotels, Restaurants & Leisure 12.6%
90,700	DoorDash, Inc. Class A*	22,244,175
734,400	DraftKings, Inc. Class A*	35,236,512
153,900	Flutter Entertainment PLC*	47,273,463
203,157	Hilton Worldwide Holdings, Inc.	56,083,521
209,200	Royal Caribbean Cruises Ltd.	75,985,624
72,500	Wingstop, Inc.	23,788,700
		260,611,995
Household Durables 1.1%
52,700	TopBuild Corp.*	22,174,052
Independent Power and Renewable Electricity Producers 2.3%
246,993	Vistra Corp.	46,708,846
Interactive Media & Services 1.3%
122,217	Reddit, Inc. Class A*	27,508,602
IT Services 3.1%
303,206	Cloudflare, Inc. Class A*	63,282,124

See Notes to Financial Statements

Schedule of Investments Mid Cap Growth Fund^  (cont’d)

Number of Shares		Value
Life Sciences Tools & Services 2.2%
402,619	Stevanato Group SpA	$9,264,263
51,987	Waters Corp.*	15,689,677
85,130	West Pharmaceutical Services, Inc.	21,022,853
		45,976,793
Oil, Gas & Consumable Fuels 1.0%
84,900	Cheniere Energy, Inc.	20,530,518
Professional Services 1.3%
103,800	Broadridge Financial Solutions, Inc.	26,533,356
Semiconductors & Semiconductor Equipment 3.6%
155,396	Astera Labs, Inc.*	28,313,151
55,740	Monolithic Power Systems, Inc.	46,585,263
		74,898,414
Software 11.4%
49,030	AppLovin Corp. Class A*	23,465,268
358,799	Datadog, Inc. Class A*	49,040,647
103,298	Guidewire Software, Inc.*	22,417,732
377,515	Nutanix, Inc. Class A*	25,372,783
307,699	Rubrik, Inc. Class A*	27,508,291
196,274	ServiceTitan, Inc. Class A*	21,046,461
55,562	Strategy, Inc. Class A*	18,580,488
176,662	Zscaler, Inc.*	48,944,207
		236,375,877
Specialty Retail 4.1%
145,773	Carvana Co.*	54,215,894
Number of Shares		Value
Specialty Retail – cont'd
290,430	O'Reilly Automotive, Inc.*	$30,111,783
		84,327,677
Technology Hardware, Storage & Peripherals 2.3%
620,700	Pure Storage, Inc. Class A*	48,172,527
Trading Companies & Distributors 3.9%
747,900	Fastenal Co.	37,140,714
857,500	QXO, Inc.*	17,261,475
27,400	United Rentals, Inc.	26,203,716
		80,605,905

Total Common Stocks (Cost $1,686,635,638)		2,041,992,961

Short-Term Investments 1.3%
Investment Companies 1.3%
27,571,376	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.23%(a) (Cost $27,571,376)	27,571,376
Total Investments 100.0% (Cost $1,714,207,014)		2,069,564,337
Liabilities Less Other Assets (0.0)%‡		(504,196)
Net Assets 100.0%		$2,069,060,141

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of August 31, 2025.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$2,041,992,961	$—	$—	$2,041,992,961
Short-Term Investments	—	27,571,376	—	27,571,376
Total Investments	$2,041,992,961	$27,571,376	$—	$2,069,564,337

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Mid Cap Intrinsic Value Fund^
August 31, 2025

Number of Shares		Value
Common Stocks 100.0%
Aerospace & Defense 3.0%
977	General Dynamics Corp.	$317,105
4,481	L3Harris Technologies, Inc.	1,244,015
		1,561,120
Air Freight & Logistics 2.6%
3,474	FedEx Corp.	802,737
10,903	GXO Logistics, Inc.*	574,043
		1,376,780
Automobile Components 2.7%
17,791	Aptiv PLC*	1,414,918
Automobiles 1.1%
9,723	General Motors Co.	569,671
Banks 4.6%
24,255	First Horizon Corp.	548,163
52,185	Huntington Bancshares, Inc.	929,415
19,846	Truist Financial Corp.	929,190
		2,406,768
Building Products 3.0%
13,111	Fortune Brands Innovations, Inc.	767,256
23,429	Resideo Technologies, Inc.*	797,757
		1,565,013
Chemicals 0.7%
6,720	Ashland, Inc.	377,328
Communications Equipment 3.3%
13,102	Ciena Corp.*	1,231,195
1,071	Motorola Solutions, Inc.	506,005
		1,737,200
Construction & Engineering 2.1%
10,904	Arcosa, Inc.	1,078,951
Consumer Finance 1.0%
7,848	Bread Financial Holdings, Inc.	519,459
Consumer Staples Distribution & Retail 1.7%
8,270	Dollar Tree, Inc.*	902,836
Containers & Packaging 1.8%
2,153	Avery Dennison Corp.	369,563
18,369	Sealed Air Corp.	596,441
		966,004
Electric Utilities 2.0%
24,374	FirstEnergy Corp.	1,063,194
Electrical Equipment 0.7%
1,039	Rockwell Automation, Inc.	356,824
Number of Shares		Value
Electronic Equipment, Instruments & Components 8.1%
3,255	CDW Corp.	$536,294
7,703	Coherent Corp.*	696,890
13,262	IPG Photonics Corp.*	1,085,097
5,501	Itron, Inc.*	676,293
2,353	Teledyne Technologies, Inc.*	1,266,314
		4,260,888
Energy Equipment & Services 1.4%
16,517	Baker Hughes Co.	749,872
Entertainment 1.3%
94,888	Lionsgate Studios Corp.*	610,130
6,493	Starz Entertainment Corp.*	82,915
		693,045
Food Products 1.0%
43,182	Hain Celestial Group, Inc.*	77,728
25,522	TreeHouse Foods, Inc.*	468,073
		545,801
Health Care Equipment & Supplies 2.7%
10,694	Haemonetics Corp.*	583,251
7,581	Zimmer Biomet Holdings, Inc.	804,344
		1,387,595
Health Care Providers & Services 1.8%
1,352	McKesson Corp.	928,337
Hotels, Restaurants & Leisure 6.1%
57,697	Brightstar Lottery PLC	960,078
22,025	MGM Resorts International*	874,172
17,531	Travel & Leisure Co.	1,108,135
4,728	United Parks & Resorts, Inc.*	248,598
		3,190,983
Independent Power and Renewable Electricity Producers 1.7%
2,950	Ormat Technologies, Inc.	271,075
3,153	Vistra Corp.	596,264
		867,339
Industrial REITs 1.2%
16,381	STAG Industrial, Inc.	603,640
Insurance 3.5%
4,307	Allstate Corp.	876,259
6,745	Globe Life, Inc.	943,963
		1,820,222
IT Services 2.3%
12,274	Kyndryl Holdings, Inc.*	390,190
5,759	Wix.com Ltd.*	812,480
		1,202,670

See Notes to Financial Statements

Schedule of Investments Mid Cap Intrinsic Value Fund^  (cont’d)

Number of Shares		Value
Life Sciences Tools & Services 0.4%
1,319	Charles River Laboratories International, Inc.*	$215,406
Machinery 2.6%
52,622	Gates Industrial Corp. PLC*	1,345,018
Metals & Mining 1.3%
20,570	Alcoa Corp.	662,148
Multi-Utilities 4.2%
36,642	CenterPoint Energy, Inc.	1,381,770
13,290	Dominion Energy, Inc.	796,071
		2,177,841
Oil, Gas & Consumable Fuels 5.3%
14,660	Devon Energy Corp.	529,226
8,082	EOG Resources, Inc.	1,008,795
21,530	Williams Cos., Inc.	1,246,157
		2,784,178
Professional Services 4.8%
133,510	Alight, Inc. Class A	518,019
12,692	Concentrix Corp.	669,630
154,335	Conduent, Inc.*	429,051
17,844	KBR, Inc.	900,408
		2,517,108
Real Estate Management & Development 1.8%
3,125	Jones Lang LaSalle, Inc.*	954,906
Retail REITs 1.9%
13,961	Regency Centers Corp.	1,012,173
Semiconductors & Semiconductor Equipment 4.3%
10,764	Enphase Energy, Inc.*	405,803
21,414	Intel Corp.*	521,431
3,972	MACOM Technology Solutions Holdings, Inc.*	509,012
10,576	Skyworks Solutions, Inc.	792,565
		2,228,811
Number of Shares		Value
Software 3.7%
9,218	Docusign, Inc.*	$706,652
41,294	UiPath, Inc. Class A*	459,189
9,559	Zoom Communications, Inc.*	778,294
		1,944,135
Specialty Retail 1.1%
4,627	Best Buy Co., Inc.	340,732
11,488	ODP Corp.*	232,747
		573,479
Technology Hardware, Storage & Peripherals 4.4%
55,891	Hewlett Packard Enterprise Co.	1,261,460
13,417	Pure Storage, Inc. Class A*	1,041,293
		2,302,753
Textiles, Apparel & Luxury Goods 0.5%
52,039	Under Armour, Inc. Class C*	256,032
Trading Companies & Distributors 2.3%
9,598	AerCap Holdings NV	1,185,353

Total Common Stocks (Cost $40,868,418)		52,305,799

Short-Term Investments 0.2%
Investment Companies 0.2%
105,051	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.23%(a) (Cost $105,051)	105,051
Total Investments 100.2% (Cost $40,973,469)		52,410,850
Liabilities Less Other Assets (0.2)%		(79,911)
Net Assets 100.0%		$52,330,939

*	Non-income producing security.
(a)	Represents 7-day effective yield as of August 31, 2025.

See Notes to Financial Statements

Schedule of Investments Mid Cap Intrinsic Value Fund^  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$52,305,799	$—	$—	$52,305,799
Short-Term Investments	—	105,051	—	105,051
Total Investments	$52,305,799	$105,051	$—	$52,410,850

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Multi-Cap Opportunities Fund^
August 31, 2025

Number of Shares		Value
Common Stocks 99.4%
Automobiles 2.8%
121,000	General Motors Co.	$7,089,390
Banks 3.0%
25,000	JPMorgan Chase & Co.	7,535,500
Broadline Retail 4.0%
44,000	Amazon.com, Inc.*	10,076,000
Capital Markets 10.0%
134,100	Brookfield Corp.	8,813,052
33,000	Intercontinental Exchange, Inc.	5,827,800
31,000	Morgan Stanley	4,664,880
60,000	Nasdaq, Inc.	5,684,400
		24,990,132
Commercial Services & Supplies 1.8%
42,000	Veralto Corp.	4,459,980
Communications Equipment 2.5%
13,000	Motorola Solutions, Inc.	6,141,980
Construction Materials 2.0%
21,000	Eagle Materials, Inc.	4,848,900
Consumer Staples Distribution & Retail 3.9%
34,000	BJ's Wholesale Club Holdings, Inc.*	3,321,120
83,000	U.S. Foods Holding Corp.*	6,440,800
		9,761,920
Containers & Packaging 2.0%
225,000	Graphic Packaging Holding Co.	5,010,750
Electric Utilities 2.7%
57,000	Alliant Energy Corp.	3,708,990
42,000	NextEra Energy, Inc.	3,026,100
		6,735,090
Electrical Equipment 2.6%
33,000	nVent Electric PLC	2,982,870
10,000	Rockwell Automation, Inc.	3,434,300
		6,417,170
Financial Services 6.4%
43,000	Apollo Global Management, Inc.	5,857,890
20,000	Berkshire Hathaway, Inc. Class B*	10,059,600
		15,917,490
Food Products 1.2%
50,000	Mondelez International, Inc. Class A	3,072,000
Number of Shares		Value
Ground Transportation 2.0%
80,000	CSX Corp.	$2,600,800
25,000	Uber Technologies, Inc.*	2,343,750
		4,944,550
Health Care Providers & Services 2.4%
15,000	HCA Healthcare, Inc.	6,059,400
Hotels, Restaurants & Leisure 5.2%
150,000	Aramark	5,866,500
475	Booking Holdings, Inc.	2,659,549
14,500	McDonald's Corp.	4,546,330
		13,072,379
Insurance 2.9%
15,000	Chubb Ltd.	4,126,050
12,500	Progressive Corp.	3,088,250
		7,214,300
Interactive Media & Services 6.5%
48,000	Alphabet, Inc. Class C	10,249,440
8,000	Meta Platforms, Inc. Class A	5,909,600
		16,159,040
Life Sciences Tools & Services 1.6%
19,500	Danaher Corp.	4,013,490
Machinery 3.7%
28,000	Allison Transmission Holdings, Inc.	2,444,680
10,000	Nordson Corp.	2,250,900
24,000	Westinghouse Air Brake Technologies Corp.	4,644,000
		9,339,580
Oil, Gas & Consumable Fuels 1.5%
30,000	EOG Resources, Inc.	3,744,600
Pharmaceuticals 1.3%
4,500	Eli Lilly & Co.	3,296,610
Professional Services 2.8%
46,000	TransUnion	4,066,400
10,500	Verisk Analytics, Inc.	2,815,260
		6,881,660
Semiconductors & Semiconductor Equipment 5.9%
3,300	ASML Holding NV	2,450,646
24,000	Broadcom, Inc.	7,137,360
29,000	NVIDIA Corp.	5,051,220
		14,639,226
Software 8.5%
26,000	Microsoft Corp.	13,173,940
36,000	Oracle Corp.	8,140,680
		21,314,620

See Notes to Financial Statements

Schedule of Investments Multi-Cap Opportunities Fund^  (cont’d)

Number of Shares		Value
Specialty Retail 3.0%
15,000	Lowe's Cos., Inc.	$3,870,900
27,000	TJX Cos., Inc.	3,688,470
		7,559,370
Technology Hardware, Storage & Peripherals 4.7%
51,000	Apple, Inc.	11,839,140
Wireless Telecommunication Services 2.5%
25,000	T-Mobile U.S., Inc.	6,299,750

Total Common Stocks (Cost $152,808,278)		248,434,017

Short-Term Investments 0.7%
Investment Companies 0.7%
1,677,566	State Street Institutional Treasury Money Market Fund Premier Class, 4.19%(a) (Cost $1,677,566)	1,677,566
Total Investments 100.1% (Cost $154,485,844)		250,111,583
Liabilities Less Other Assets (0.1)%		(134,586)
Net Assets 100.0%		$249,976,997

*	Non-income producing security.
(a)	Represents 7-day effective yield as of August 31, 2025.

See Notes to Financial Statements

Schedule of Investments Multi-Cap Opportunities Fund^  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$248,434,017	$—	$—	$248,434,017
Short-Term Investments	—	1,677,566	—	1,677,566
Total Investments	$248,434,017	$1,677,566	$—	$250,111,583

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Quality Equity Fund†^
August 31, 2025

Number of Shares		Value
Common Stocks 96.7%
Aerospace & Defense 3.0%
128,024	Space Exploration Technologies Corp. Class A*#(a)(b)	$27,141,088
137,408	Space Exploration Technologies Corp. Class C*#(a)(b)	29,130,496
		56,271,584
Banks 3.6%
640,121	Bank of America Corp.	32,479,740
119,972	JPMorgan Chase & Co.	36,161,960
		68,641,700
Broadline Retail 8.9%
736,102	Amazon.com, Inc.*	168,567,358
Building Products 1.2%
53,869	Trane Technologies PLC	22,387,956
Capital Markets 5.9%
1,802,258	Interactive Brokers Group, Inc. Class A	112,172,538
Communications Equipment 2.3%
325,009	Arista Networks, Inc.*	44,379,979
Consumer Finance 2.1%
175,279	Capital One Financial Corp.	39,826,894
Financial Services 12.3%
58	Berkshire Hathaway, Inc. Class A*	43,806,240
169,003	Berkshire Hathaway, Inc. Class B*	85,005,129
206,158	Fiserv, Inc.*	28,486,912
129,052	MasterCard, Inc. Class A	76,823,365
		234,121,646
Ground Transportation 1.0%
573,779	CSX Corp.	18,653,555
Health Care Equipment & Supplies 1.1%
103,756	Becton Dickinson & Co.	20,022,833
Health Care Providers & Services 6.5%
156,462	Cencora, Inc.	45,625,884
145,838	Cigna Group	43,878,279
244,034	DaVita, Inc.*	33,618,124
		123,122,287
Hotels, Restaurants & Leisure 2.2%
1,243,634	Compass Group PLC	42,224,093
Household Products 1.1%
254,184	Colgate-Palmolive Co.	21,369,249
Number of Shares		Value
Insurance 2.2%
168,104	Progressive Corp.	$41,531,774
Interactive Media & Services 9.3%
829,563	Alphabet, Inc. Class A	176,622,258
IT Services 7.3%
356,188	GoDaddy, Inc. Class A*	52,826,242
2,670,742	Kyndryl Holdings, Inc.*	84,902,888
		137,729,130
Machinery 0.8%
185,420	Otis Worldwide Corp.	16,016,580
Materials 1.1%
54,385	Sherwin-Williams Co.	19,895,665
Oil, Gas & Consumable Fuels 1.1%
825,848	Coterra Energy, Inc.	20,183,725
Pharmaceuticals 1.0%
61,066	Roche Holding AG	19,865,625
Semiconductors & Semiconductor Equipment 4.3%
288,094	Applied Materials, Inc.	46,313,992
171,944	Texas Instruments, Inc.	34,815,221
		81,129,213
Software 9.8%
36,351	Intuit, Inc.	24,246,117
319,919	Microsoft Corp.	162,099,758
		186,345,875
Specialty Retail 1.9%
42,862	Home Depot, Inc.	17,434,976
130,163	TJX Cos., Inc.	17,781,567
		35,216,543
Technology Hardware, Storage & Peripherals 2.4%
198,788	Apple, Inc.	46,146,646
Trading Companies & Distributors 4.3%
55,724	United Rentals, Inc.	53,291,090
27,933	W.W. Grainger, Inc.	28,310,096
		81,601,186

Total Common Stocks (Cost $883,147,518)		1,834,045,892
Preferred Stocks 2.4%
Aerospace & Defense 2.4%
21,111	Space Exploration Technologies Corp., Series E*#(a)(b) (Cost $17,099,910)	44,755,320

See Notes to Financial Statements

Schedule of Investments Quality Equity Fund†^  (cont’d)

Principal Amount		Value

Short-Term Investments 0.8%
Certificates of Deposit 0.0%‡
$100,000	Carver Federal Savings Bank, 3.92%, due 9/23/2025	$100,000
250,000	Self Help Credit Union, 0.10%, due 11/16/2025	250,000
250,000	Self Help Federal Credit Union, 0.10%, due 9/1/2025	250,000
		600,000
Number of Shares
Investment Companies 0.8%
15,315,623	State Street Institutional Treasury Money Market Fund Premier Class, 4.19%(c)	15,315,623
Total Short-Term Investments (Cost $15,915,623)		15,915,623
Total Investments 99.9% (Cost $916,163,051)		1,894,716,835
Other Assets Less Liabilities 0.1%		1,651,789
Net Assets 100.0%		$1,896,368,624

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of August 31, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at August 31, 2025 amounted to $101,026,904, which represents
5.3% of net assets of the Fund.

(c)	Represents 7-day effective yield as of August 31, 2025.

See Notes to Financial Statements

Schedule of Investments Quality Equity Fund†^  (cont’d)

#
This security is subject to restrictions on resale. Total value of all such securities at August 31, 2025 amounted to $101,026,904, which represents 5.3% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 8/31/2025	Fair Value Percentage of Net Assets as of 8/31/2025
Space Exploration Technologies Corp. (Series E Preferred Shares)	11/7/2023	$17,099,910	$44,755,320	2.4%
Space Exploration Technologies Corp. Class A	8/18/2023	10,369,944	27,141,088	1.4%
Space Exploration Technologies Corp. Class C	8/18/2023	11,130,048	29,130,496	1.5%
Total		$38,599,902	$101,026,904	5.3%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Aerospace & Defense	$—	$—	$56,271,584	$56,271,584
Other Common Stocks#	1,777,774,308	—	—	1,777,774,308
Total Common Stocks	1,777,774,308	—	56,271,584	1,834,045,892
Preferred Stocks#	—	—	44,755,320	44,755,320
Short-Term Investments	—	15,915,623	—	15,915,623
Total Investments	$1,777,774,308	$15,915,623	$101,026,904	$1,894,716,835

#	The Schedule of Investments provides information on the industry or sector categorization.

See Notes to Financial Statements

Schedule of Investments Quality Equity Fund†^  (cont’d)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 8/31/2025
Investments in Securities:
Common Stocks(1)	$29,728	$—	$—	$26,544	$—	$—	$—	$—	$56,272	$26,544
Preferred Stocks(1)	23,644	—	—	21,111	—	—	—	—	44,755	21,111
Total	$53,372	$—	$—	$47,655	$—	$—	$—	$—	$101,027	$47,655
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 8/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$56,271,584	Market Approach	Transaction Price	$212.00	$212.00	Increase
Preferred Stocks	44,755,320	Market Approach	Transaction Price	$212.00	$212.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

† Formerly known as Sustainable Equity Fund through July 28, 2025.
^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Real Estate Fund^
August 31, 2025

Number of Shares		Value
Common Stocks 98.5%
Apartments 9.5%
178,755	AvalonBay Communities, Inc.	$35,009,167
69,439	Camden Property Trust	7,775,779
447,726	GO Residential Real Estate Investment Trust(a)	5,668,211
403,849	UDR, Inc.	15,980,305
		64,433,462
Data Centers 7.9%
94,495	Digital Realty Trust, Inc.	15,841,142
47,823	Equinix, Inc.	37,597,964
		53,439,106
Free Standing 5.3%
177,838	Agree Realty Corp.	12,935,936
455,135	Essential Properties Realty Trust, Inc.	14,254,828
150,705	Realty Income Corp.	8,855,426
		36,046,190
Gaming 1.4%
203,199	Gaming & Leisure Properties, Inc.	9,755,584
Health Care 17.8%
128,364	Alexandria Real Estate Equities, Inc.	10,582,328
273,269	American Healthcare REIT, Inc.	11,693,181
185,692	Omega Healthcare Investors, Inc.	7,904,908
422,631	Ventas, Inc.	28,772,719
369,004	Welltower, Inc.	62,095,993
		121,049,129
Industrial 8.2%
39,777	EastGroup Properties, Inc.	6,744,588
432,138	Prologis, Inc.	49,168,662
		55,913,250
Manufactured Homes 4.6%
220,050	Equity LifeStyle Properties, Inc.	13,266,815
141,329	Sun Communities, Inc.	17,930,410
		31,197,225
Office 3.6%
371,381	Cousins Properties, Inc.	10,952,026
4,912,140	Hudson Pacific Properties, Inc.*	13,803,113
		24,755,139
Number of Shares		Value
Regional Malls 4.8%
473,022	Macerich Co.	$8,703,605
133,860	Simon Property Group, Inc.	24,183,147
		32,886,752
Self Storage 7.3%
120,251	Extra Space Storage, Inc.	17,265,638
109,388	Public Storage	32,224,611
		49,490,249
Shopping Centers 6.4%
89,190	Federal Realty Investment Trust	8,968,054
536,561	InvenTrust Properties Corp.	15,973,421
841,175	Kimco Realty Corp.	18,918,026
		43,859,501
Single Family Homes 3.7%
115,008	American Homes 4 Rent Class A	4,119,586
672,140	Invitation Homes, Inc.	21,031,261
		25,150,847
Specialty 2.7%
202,578	Iron Mountain, Inc.	18,704,027
Telecommunications 14.2%
315,896	American Tower Corp.	64,395,400
52,830	Crown Castle, Inc.	5,237,566
131,466	SBA Communications Corp.	26,930,810
		96,563,776
Timber 1.1%
287,893	Weyerhaeuser Co.	7,447,792
Total Common Stocks (Cost $674,394,890)		670,692,029

Short-Term Investments 1.5%
Investment Companies 1.5%
9,967,845	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.23%(b) (Cost $9,967,845)	9,967,845
Total Investments 100.0% (Cost $684,362,735)		680,659,874
Other Assets Less Liabilities 0.0%‡		105,704
Net Assets 100.0%		$680,765,578

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.

See Notes to Financial Statements

Schedule of Investments Real Estate Fund^  (cont’d)

(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at August 31, 2025 amounted to $5,668,211, which represents 0.8% of net assets of the
Fund.

(b)	Represents 7-day effective yield as of August 31, 2025.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$670,692,029	$—	$—	$670,692,029
Short-Term Investments	—	9,967,845	—	9,967,845
Total Investments	$670,692,029	$9,967,845	$—	$680,659,874

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Small Cap Growth Fund^
August 31, 2025

Number of Shares		Value
Common Stocks 100.0%
Aerospace & Defense 2.7%
16,199	AeroVironment, Inc.*	$3,909,629
20,231	BWX Technologies, Inc.	3,278,231
77,700	Kratos Defense & Security Solutions, Inc.*	5,115,768
		12,303,628
Automobile Components 2.0%
36,100	Modine Manufacturing Co.*	4,914,293
37,201	Patrick Industries, Inc.	4,160,932
		9,075,225
Banks 2.0%
40,836	Pinnacle Financial Partners, Inc.	3,970,076
28,909	Western Alliance Bancorp	2,588,801
17,929	Wintrust Financial Corp.	2,461,472
		9,020,349
Biotechnology 10.0%
249,049	ADMA Biologics, Inc.*	4,298,586
72,558	Alkermes PLC*	2,102,005
8,266	Ascendis Pharma AS ADR*	1,605,836
70,617	Avidity Biosciences, Inc.*	3,289,340
102,306	Bridgebio Pharma, Inc.*	5,295,359
92,467	Catalyst Pharmaceuticals, Inc.*	1,903,895
150,657	Dyne Therapeutics, Inc.*	2,032,363
86,340	Halozyme Therapeutics, Inc.*	6,315,771
8,937	Madrigal Pharmaceuticals, Inc.*	3,913,065
58,300	Protagonist Therapeutics, Inc.*	3,442,615
41,083	Rhythm Pharmaceuticals, Inc.*	4,237,711
39,946	Soleno Therapeutics, Inc.*	2,703,146
75,633	Twist Bioscience Corp.*	2,039,822
84,505	Xenon Pharmaceuticals, Inc.*	3,271,189
		46,450,703
Broadline Retail 0.7%
25,949	Ollie's Bargain Outlet Holdings, Inc.*	3,291,371
Building Products 2.6%
14,400	Simpson Manufacturing Co., Inc.	2,752,128
201,693	Zurn Elkay Water Solutions Corp.	9,148,794
		11,900,922
Capital Markets 3.5%
22,208	Piper Sandler Cos.	7,412,809
143,321	StepStone Group, Inc. Class A	8,894,501
		16,307,310
Number of Shares		Value
Chemicals 1.9%
21,000	Hawkins, Inc.	$3,513,930
46,210	Sensient Technologies Corp.	5,242,987
		8,756,917
Commercial Services & Supplies 1.7%
27,740	Casella Waste Systems, Inc. Class A*	2,734,055
22,049	Clean Harbors, Inc.*	5,340,488
		8,074,543
Communications Equipment 1.7%
108,593	Calix, Inc.*	6,455,854
12,210	Lumentum Holdings, Inc.*	1,621,610
		8,077,464
Construction & Engineering 5.2%
179,499	API Group Corp.*	6,404,524
44,298	Arcosa, Inc.	4,383,287
56,800	Primoris Services Corp.	6,733,640
23,300	Sterling Infrastructure, Inc.*	6,489,749
		24,011,200
Consumer Finance 3.5%
48,988	Dave, Inc.*	10,445,221
39,783	FirstCash Holdings, Inc.	5,858,843
		16,304,064
Consumer Staples Distribution & Retail 1.5%
35,950	BJ's Wholesale Club Holdings, Inc.*	3,511,596
54,851	Chefs' Warehouse, Inc.*	3,463,292
		6,974,888
Diversified Consumer Services 2.3%
19,969	Bright Horizons Family Solutions, Inc.*	2,357,141
12,100	Grand Canyon Education, Inc.*	2,438,997
255,841	OneSpaWorld Holdings Ltd.	5,774,331
		10,570,469
Electrical Equipment 4.0%
77,629	Bloom Energy Corp. Class A*	4,109,679
99,000	NEXTracker, Inc. Class A*	6,658,740
42,700	NuScale Power Corp.*	1,479,555
69,342	nVent Electric PLC	6,267,824
		18,515,798
Electronic Equipment, Instruments & Components 2.6%
49,981	Coherent Corp.*	4,521,781
22,069	Fabrinet*	7,311,239
		11,833,020
Financial Services 3.1%
38,053	Mr. Cooper Group, Inc.*	7,174,132

See Notes to Financial Statements

Schedule of Investments Small Cap Growth Fund^  (cont’d)

Number of Shares		Value
Financial Services – cont'd
398,928	Remitly Global, Inc.*	$7,392,136
		14,566,268
Health Care Equipment & Supplies 2.9%
139,437	AtriCure, Inc.*	5,157,775
23,393	Glaukos Corp.*	2,241,517
57,832	Integer Holdings Corp.*	6,238,338
		13,637,630
Health Care Providers & Services 6.4%
271,809	AdaptHealth Corp.*	2,579,468
18,941	Encompass Health Corp.	2,306,256
51,657	Guardant Health, Inc.*	3,482,715
26,037	HealthEquity, Inc.*	2,325,885
63,543	Hims & Hers Health, Inc.*(a)	2,691,046
189,575	Option Care Health, Inc.*	5,437,011
150,507	RadNet, Inc.*	10,800,382
		29,622,763
Health Care Technology 1.1%
132,679	Waystar Holding Corp.*	5,025,880
Hotels, Restaurants & Leisure 1.7%
66,543	Red Rock Resorts, Inc. Class A	4,117,015
11,300	Wingstop, Inc.	3,707,756
		7,824,771
Household Durables 2.9%
12,341	Cavco Industries, Inc.*	6,546,777
26,656	Installed Building Products, Inc.	6,979,074
		13,525,851
Independent Power and Renewable Electricity Producers 0.5%
6,100	Talen Energy Corp.*	2,311,412
Insurance 0.1%
28,000	Accelerant Holdings Class A*	561,400
Life Sciences Tools & Services 0.5%
98,455	Stevanato Group SpA	2,265,449
Machinery 4.1%
24,363	ESCO Technologies, Inc.	4,894,770
51,609	Mueller Industries, Inc.	4,951,368
47,974	SPX Technologies, Inc.*	8,976,415
		18,822,553
Metals & Mining 0.9%
17,470	Carpenter Technology Corp.	4,208,174
Oil, Gas & Consumable Fuels 1.3%
55,500	DT Midstream, Inc.	5,781,990
Passenger Airlines 0.5%
155,273	Joby Aviation, Inc.*	2,197,113
Number of Shares		Value
Pharmaceuticals 1.8%
44,233	Axsome Therapeutics, Inc.*	$5,364,578
21,776	Corcept Therapeutics, Inc.*	1,518,223
95,460	Edgewise Therapeutics, Inc.*	1,369,851
		8,252,652
Professional Services 0.5%
22,000	Willdan Group, Inc.*	2,416,920
Semiconductors & Semiconductor Equipment 5.4%
69,231	Credo Technology Group Holding Ltd.*	8,519,221
17,373	Impinj, Inc.*	3,256,916
44,589	MACOM Technology Solutions Holdings, Inc.*	5,714,080
56,396	Rambus, Inc.*	4,160,333
13,830	SiTime Corp.*	3,342,296
		24,992,846
Software 12.6%
216,260	Amplitude, Inc. Class A*	2,471,852
174,512	Box, Inc. Class A*	5,694,327
38,709	Commvault Systems, Inc.*	7,224,841
459,169	D-Wave Quantum, Inc.*(a)	7,172,220
30,498	InterDigital, Inc.	8,286,612
96,810	Klaviyo, Inc. Class A*	3,140,516
95,738	Q2 Holdings, Inc.*	7,537,453
59,258	Rubrik, Inc. Class A*	5,297,665
55,663	ServiceTitan, Inc. Class A*	5,968,743
419,787	SoundHound AI, Inc. Class A*(a)	5,465,627
		58,259,856
Specialty Retail 1.2%
210,488	Warby Parker, Inc. Class A*	5,514,786
Technology Hardware, Storage & Peripherals 1.9%
202,908	IonQ, Inc.*(a)	8,672,288
Trading Companies & Distributors 2.7%
58,926	Air Lease Corp.	3,547,934
20,172	Applied Industrial Technologies, Inc.	5,316,936
66,421	Rush Enterprises, Inc. Class A	3,812,565
		12,677,435

Total Common Stocks (Cost $413,866,596)		462,605,908

See Notes to Financial Statements

Schedule of Investments Small Cap Growth Fund^  (cont’d)

Number of Shares		Value

Short-Term Investments 3.4%
Investment Companies 3.4%
15,604,623	State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%(b)(c) (Cost $15,604,623)	$15,604,623
Total Investments 103.4% (Cost $429,471,219)		478,210,531
Liabilities Less Other Assets (3.4)%		(15,502,158)
Net Assets 100.0%		$462,708,373

*	Non-income producing security.
(a)
All or a portion of this security is on loan at August 31, 2025. Total value of all such securities at August 31,
2025 amounted to $26,039,323, collateralized by cash collateral of $15,604,623 and non-cash
(U.S. Treasury Securities) collateral of $13,567,595 for the Fund (see Note A of the Notes to Financial
Statements).

(b)	Represents 7-day effective yield as of August 31, 2025.
(c)	Represents investment of cash collateral received from securities lending.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$462,605,908	$—	$—	$462,605,908
Short-Term Investments	—	15,604,623	—	15,604,623
Total Investments	$462,605,908	$15,604,623	$—	$478,210,531

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments U.S. Equity Impact Fund^
August 31, 2025

Number of Shares		Value
Common Stocks 99.7%
Automobile Components 1.8%
3,169	Aptiv PLC*	$252,031
Building Products 4.6%
1,582	Trane Technologies PLC	657,479
Capital Markets 2.8%
2,244	Intercontinental Exchange, Inc.	396,290
Chemicals 4.3%
1,863	Ecolab, Inc.	516,125
226	Linde PLC	108,094
		624,219
Commercial Services & Supplies 3.5%
920	Republic Services, Inc.	215,252
2,758	Veralto Corp.	292,872
		508,124
Communications Equipment 4.7%
1,423	Motorola Solutions, Inc.	672,311
Construction & Engineering 0.8%
1,027	Stantec, Inc.	111,604
Containers & Packaging 4.9%
4,072	Ball Corp.	214,350
21,729	Graphic Packaging Holding Co.	483,905
		698,255
Electric Utilities 3.2%
6,341	NextEra Energy, Inc.	456,869
Electrical Equipment 2.3%
3,715	nVent Electric PLC	335,799
Electronic Equipment, Instruments & Components 3.7%
2,417	Coherent Corp.*	218,666
3,922	Trimble, Inc.*	316,976
		535,642
Financial Services 1.3%
6,819	HA Sustainable Infrastructure Capital, Inc.	192,569
Food Products 0.9%
4,370	Simply Good Foods Co.*	125,113
Ground Transportation 6.8%
4,429	Canadian Pacific Kansas City Ltd.	337,446
11,556	CSX Corp.	375,686
2,730	Uber Technologies, Inc.*	255,937
		969,069
Health Care Equipment & Supplies 6.7%
7,684	Baxter International, Inc.	189,718
Number of Shares		Value
Health Care Equipment & Supplies – cont'd
4,966	Boston Scientific Corp.*	$523,913
997	STERIS PLC	244,325
		957,956
Health Care Providers & Services 3.1%
1,096	HCA Healthcare, Inc.	442,740
Household Durables 1.4%
1,156	D.R. Horton, Inc.	195,919
Household Products 1.5%
2,594	Colgate-Palmolive Co.	218,078
Independent Power and Renewable Electricity Producers 3.7%
15,932	Brookfield Renewable Corp.	536,908
Life Sciences Tools & Services 3.7%
1,293	Danaher Corp.	266,125
544	Thermo Fisher Scientific, Inc.	268,040
		534,165
Machinery 12.7%
753	Deere & Co.	360,416
6,087	Pentair PLC	654,535
2,775	Westinghouse Air Brake Technologies Corp.	536,962
1,878	Xylem, Inc.	265,850
		1,817,763
Personal Care Products 0.6%
2,046	BellRing Brands, Inc.*	83,988
Pharmaceuticals 3.4%
471	Eli Lilly & Co.	345,045
1,689	Merck & Co., Inc.	142,079
		487,124
Professional Services 2.3%
1,213	Verisk Analytics, Inc.	325,229
Semiconductors & Semiconductor Equipment 9.8%
984	Analog Devices, Inc.	247,289
1,348	Broadcom, Inc.	400,882
3,390	NVIDIA Corp.	590,470
3,400	ON Semiconductor Corp.*	168,606
		1,407,247
Software 5.2%
1,628	Docusign, Inc.*	124,802
441	Intuit, Inc.	294,147
593	Tyler Technologies, Inc.*	333,788
		752,737

Total Common Stocks (Cost $11,130,724)		14,295,228

See Notes to Financial Statements

Schedule of Investments U.S. Equity Impact Fund^  (cont’d)

Number of Shares		Value

Rights 0.0%‡
Health Care Equipment & Supplies 0.0%‡
248	Contra Abiomed, Inc., CVR*(a) (Cost $253)	$397

Short-Term Investments 0.8%
Investment Companies 0.8%
114,444	State Street Institutional Treasury Money Market Fund Premier Class, 4.19%(b) (Cost $114,444)	114,444
Total Investments 100.5% (Cost $11,245,421)		14,410,069
Liabilities Less Other Assets (0.5)%		(67,708)
Net Assets 100.0%		$14,342,361

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)	Represents 7-day effective yield as of August 31, 2025.

See Notes to Financial Statements

Schedule of Investments U.S. Equity Impact Fund^  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks#	$14,295,228	$—	$—	$14,295,228
Rights#,(b)	—	—	397	397
Short-Term Investments	—	114,444	—	114,444
Total Investments	$14,295,228	$114,444	$397	$14,410,069

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The reconciliation between beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used is not presented as all values rounded to less than $1,000.
(b)
Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

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Statements of Assets and Liabilities

Neuberger Berman Equity Funds

	Dividend Growth Fund	Emerging Markets Equity Fund	Equity Income Fund
	August 31, 2025	August 31, 2025	August 31, 2025
Assets
Investments in securities, at value*† (Notes A & F)— see Schedule of Investments:
Unaffiliated issuers(a)	$114,053,312	$208,548,146	$966,359,686
Affiliated issuers(b)	—	—	—
	114,053,312	208,548,146	966,359,686
Foreign currency(c)	3	209,124	1,082
Dividends and interest receivable	192,360	172,568	2,476,882
Receivable for securities sold	—	1,113,394	—
Receivable from Management—net (Note B)	10,493	25,590	—
Receivable for Fund shares sold	110	40,579	433,863
Receivable for securities lending income (Note A)	—	773	—
Prepaid expenses and other assets	16,784	22,849	55,476
Total Assets	114,273,062	210,133,023	969,326,989
Liabilities
Payable to investment manager—net (Note B)	48,136	158,404	397,476
Option contracts written, at value(d) (Note A)	—	—	26,625
Payable for securities purchased	—	—	—
Payable for Fund shares redeemed	2,614	18,866	125,307
Payable to administrator—net (Note B)	—	—	198,488
Payable to trustees	9,746	9,661	8,999
Payable for audit fees	47,463	60,700	62,613
Payable for custodian and accounting fees	12,223	58,379	27,570
Payable for legal fees	37,762	37,762	37,761
Payable for shareholder servicing fees	298	24,115	3,884
Payable for cash collateral on loaned securities (Note A)	—	1,157,421	—
Accrued capital gains taxes (Note A)	—	1,172,264	—
Other accrued expenses and payables	10,098	30,306	31,789
Total Liabilities	168,340	2,727,878	920,512
Net Assets	$114,104,722	$207,405,145	$968,406,477

Net Assets consist of:
Paid-in capital	$61,535,824	$239,790,954	$647,799,603
Total distributable earnings/(losses)	52,568,898	(32,385,809)	320,606,874
Net Assets	$114,104,722	$207,405,145	$968,406,477
Net Assets
Investor Class	$—	$—	$—
Trust Class	—	—	—
Advisor Class	—	—	—
Institutional Class	111,319,325	175,838,753	731,090,279
Class A	1,742,805	10,826,942	153,575,395
Class C	1,030,434	1,979,221	38,092,068
Class R3	—	715,033	911,089
Class R6	12,158	18,045,196	—
Class E	—	—	44,737,646

See Notes to Financial Statements

Focus Fund	Genesis Fund	International Equity Fund	International Select Fund	Intrinsic Value Fund
August 31, 2025	August 31, 2025	August 31, 2025	August 31, 2025	August 31, 2025

$794,865,002	$8,796,644,981	$1,112,059,635	$244,480,131	$1,186,793,285
—	434,621,050	—	—	—
794,865,002	9,231,266,031	1,112,059,635	244,480,131	1,186,793,285
1,239,216	—	1,310,424	619,836	—
1,062,050	4,932,643	6,460,661	1,168,389	520,215
—	8,801,301	—	—	288,505
—	—	—	12,798	—
3,044	8,579,110	108,950	173,747	666,677
—	—	3,785	1,659	—
53,411	238,594	60,196	146,504	45,110
797,222,723	9,253,817,679	1,120,003,651	246,603,064	1,188,313,792

352,504	5,070,425	600,701	114,971	735,439
—	—	—	—	—
—	4,882,076	—	—	—
167,752	14,891,027	300,337	25,942	813,518
180,775	1,150,398	119,408	—	162,731
9,181	6,187	8,862	9,656	8,814
56,420	62,973	59,573	57,153	51,710
25,452	193,632	50,840	24,316	30,570
37,762	37,762	37,761	37,762	37,762
79,686	345,517	20,421	1,476	6,146
—	—	161,681	63,025	—
—	—	—	—	—
34,890	226,870	50,732	25,463	62,947
944,422	26,866,867	1,410,316	359,764	1,909,637
$796,278,301	$9,226,950,812	$1,118,593,335	$246,243,300	$1,186,404,155

$495,565,269	$5,070,464,350	$874,797,102	$205,250,608	$819,124,504
300,713,032	4,156,486,462	243,796,233	40,992,692	367,279,651
$796,278,301	$9,226,950,812	$1,118,593,335	$246,243,300	$1,186,404,155

$728,604,068	$1,550,034,134	$75,744,280	$—	$—
33,902,292	886,832,920	23,449,703	5,718,544	—
1,147,162	75,413,383	—	—	—
29,189,155	2,303,553,522	919,176,083	210,902,484	1,024,134,691
3,172,306	—	10,631,199	6,170,975	39,132,016
263,318	—	2,455,364	485,302	16,037,524
—	—	—	1,282,786	—
—	4,255,723,673	44,435,423	21,683,209	107,099,924
—	155,393,180	42,701,283	—	—

Statements of Assets and Liabilities  (cont’d)

Neuberger Berman Equity Funds

	Dividend Growth Fund	Emerging Markets Equity Fund	Equity Income Fund
	August 31, 2025	August 31, 2025	August 31, 2025
Shares Outstanding ($.001 par value; unlimited shares authorized)
Investor Class	—	—	—
Trust Class	—	—	—
Advisor Class	—	—	—
Institutional Class	4,527,201	7,369,089	48,681,241
Class A	70,781	453,668	10,281,924
Class C	42,437	85,097	2,567,379
Class R3	—	30,313	61,061
Class R6	494	756,627	—
Class E	—	—	2,976,918
Net Asset Value, offering and redemption price per share
Investor Class	$—	$—	$—
Trust Class	—	—	—
Advisor Class	—	—	—
Institutional Class	24.59	23.86	15.02
Class R3	—	23.59	14.92
Class R6	24.63	23.85	—
Class E	—	—	15.03
Net Asset Value and redemption price per share
Class A	$24.62	$23.87	$14.94
Offering Price per share
Class A‡	$26.12	$25.33	$15.85
Net Asset Value and offering price per share
Class C^	$24.28	$23.26	$14.84
†Securities on loan, at value:
Unaffiliated issuers	$—	$5,920,814	$—
*Cost of Investments:
(a) Unaffiliated issuers	$62,042,445	$159,850,075	$660,997,066
(b) Affiliated issuers	$—	$—	$—
Total cost of investments	$62,042,445	$159,850,075	$660,997,066
(c) Total cost of foreign currency	$3	$432,146	$1,068
(d) Premium received from option contracts written	$—	$—	$59,155

(e)	Updated to reflect the effect of a reverse stock split that occurred after the close of business on October 10, 2025. See Note G of the Notes to Financial Statements.
‡	On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.
^	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements

Focus Fund	Genesis Fund	International Equity Fund	International Select Fund	Intrinsic Value Fund
August 31, 2025	August 31, 2025	August 31, 2025	August 31, 2025	August 31, 2025

20,702,921	23,971,189	5,115,542	—	—
963,427 (e)	13,791,122	1,583,191	373,003	—
32,602 (e)	1,200,045	—	—	—
829,291 (e)	35,456,979	61,977,475	13,787,068	44,018,991
90,147 (e)	—	714,412	406,834	1,730,096
7,487 (e)	—	167,118	33,002	750,453
—	—	—	85,686	—
—	65,505,285	2,997,672	1,417,049	4,566,088
—	2,374,323	2,872,783	—	—

$35.19	$64.66	$14.81	$—	$—
35.19 (e)	64.30	14.81	15.33	—
35.19 (e)	62.84	—	—	—
35.20 (e)	64.97	14.83	15.30	23.27
—	—	—	14.97	—
—	64.97	14.82	15.30	23.46
—	65.45	14.86	—	—

$35.19 (e)	$—	$14.88	$15.17	$22.62

$37.34 (e)	$—	$15.79	$16.10	$24.00

$35.17 (e)	$—	$14.69	$14.71	$21.37

$—	$—	$15,020,232	$6,812,364	$—

$566,918,254	$5,622,116,147	$926,172,462	$212,118,367	$848,450,712
$—	$345,168,596	$—	$—	$—
$566,918,254	$5,967,284,743	$926,172,462	$212,118,367	$848,450,712
$1,224,784	$—	$1,301,982	$616,763	$—
$—	$—	$—	$—	$—

Statements of Assets and Liabilities  (cont’d)

Neuberger Berman Equity Funds

	Large Cap Growth Fund**	Large Cap Value Fund	Mid Cap Growth Fund
	August 31, 2025	August 31, 2025	August 31, 2025
Assets
Investments in securities, at value*† (Note A)— see Schedule of Investments:
Unaffiliated issuers(a)	$2,608,547,603	$8,342,883,008	$2,069,564,337
Foreign currency(b)	—	—	—
Dividends and interest receivable	1,378,645	19,231,008	712,342
Receivable for securities sold	1,274,089	41,992,624	—
Receivable from Management—net (Note B)	—	—	—
Receivable for Fund shares sold	155,317	2,209,533	794,464
Receivable for securities lending income (Note A)	3,060	7,279	—
Prepaid expenses and other assets	112,218	220,886	89,924
Total Assets	2,611,470,932	8,406,544,338	2,071,161,067
Liabilities
Payable to investment manager—net (Note B)	1,025,546	2,896,361	823,668
Due to custodian	477,383	—	—
Payable for securities purchased	—	37,897,245	—
Payable for Fund shares redeemed	660,803	4,359,288	705,940
Payable to administrator—net (Note B)	564,154	1,434,067	274,546
Payable to trustees	7,642	7,321	8,188
Payable for audit fees	79,850	57,730	54,262
Payable for custodian and accounting fees	57,771	174,117	42,833
Payable for legal fees	37,761	37,762	37,762
Payable for shareholder servicing fees	271,109	213,150	83,984
Payable for cash collateral on loaned securities (Note A)	—	—	—
Other accrued expenses and payables	48,374	367,244	69,743
Total Liabilities	3,230,393	47,444,285	2,100,926
Net Assets	$2,608,240,539	$8,359,100,053	$2,069,060,141

Net Assets consist of:
Paid-in capital	$1,173,182,659	$6,519,536,635	$1,402,691,664
Total distributable earnings/(losses)	1,435,057,880	1,839,563,418	666,368,477
Net Assets	$2,608,240,539	$8,359,100,053	$2,069,060,141
Net Assets
Investor Class	$2,022,516,737	$1,514,828,786	$594,429,344
Trust Class	49,508,739	85,439,018	25,674,840
Advisor Class	210,489	116,301,018	5,711,822
Institutional Class	466,629,989	5,471,564,463	534,540,632
Class A	29,479,366	178,685,259	37,867,492
Class C	20,140,284	200,431,376	5,856,264
Class R3	1,369,247	11,219,244	10,616,895
Class R6	18,385,688	586,799,871	854,362,852
Class E	—	193,831,018	—

See Notes to Financial Statements

Mid Cap Intrinsic Value Fund	Multi-Cap Opportunities Fund	Quality Equity Fund	Real Estate Fund	Small Cap Growth Fund	U.S. Equity Impact Fund
August 31, 2025	August 31, 2025	August 31, 2025	August 31, 2025	August 31, 2025	August 31, 2025

$52,410,850	$250,111,583	$1,894,716,835	$680,659,874	$478,210,531	$14,410,069
—	—	374	—	—	—
57,615	122,438	3,069,108	532,458	184,983	14,420
—	—	—	204,186	10,465,934	—
15,815	—	—	—	20,726	21,117
2,951	38,380	1,229,251	488,466	601,868	—
—	—	—	—	7,557	—
48,184	16,837	152,309	63,506	65,194	18,639
52,535,415	250,289,238	1,899,167,877	681,948,490	489,556,793	14,464,245

23,822	70,920	740,980	444,270	322,976	8,586
—	—	—	—	124,512	—
—	—	—	—	9,796,789	—
55,564	83,994	1,344,519	555,606	825,880	—
—	33,973	383,530	9,476	—	—
9,790	9,621	8,376	9,198	9,444	9,825
46,263	47,813	58,753	56,710	50,263	46,710
13,409	12,068	40,893	25,112	20,243	9,998
37,762	37,762	50,283	37,762	37,761	41,853
7,330	2,579	135,825	11,750	26,363	213
—	—	—	—	15,604,623	—
10,536	13,511	36,094	33,028	29,566	4,699
204,476	312,241	2,799,253	1,182,912	26,848,420	121,884
$52,330,939	$249,976,997	$1,896,368,624	$680,765,578	$462,708,373	$14,342,361

$37,212,614	$152,017,043	$871,295,192	$721,942,463	$383,683,757	$11,197,922
15,118,325	97,959,954	1,025,073,432	(41,176,885)	79,024,616	3,144,439
$52,330,939	$249,976,997	$1,896,368,624	$680,765,578	$462,708,373	$14,342,361

$29,811,443	$—	$434,784,963	$—	$67,174,953	$—
6,009,026	—	120,665,749	68,879,302	3,971,351	—
—	—	—	—	1,396,919	—
13,931,360	102,004,982	968,973,815	379,888,883	221,256,015	14,066,085
1,157,970	28,714,594	153,000,627	51,087,855	20,173,011	237,258
889,489	7,901,810	34,404,644	5,469,879	6,264,348	39,018
520,981	—	15,835,332	12,043,422	16,624,062	—
10,670	—	128,040,172	146,252,199	125,847,714	—
—	111,355,611	40,663,322	17,144,038	—	—

Statements of Assets and Liabilities  (cont’d)

Neuberger Berman Equity Funds

	Large Cap Growth Fund**	Large Cap Value Fund	Mid Cap Growth Fund
	August 31, 2025	August 31, 2025	August 31, 2025
Shares Outstanding ($.001 par value; unlimited shares authorized)
Investor Class	62,334,723	30,221,228	30,944,506
Trust Class	1,526,172 (c)	1,701,627	1,336,894 (c)
Advisor Class	6,487 (c)	2,317,637	297,481 (c)
Institutional Class	14,379,621 (c)	109,119,654	27,826,528 (c)
Class A	908,772 (c)	3,560,427	1,972,012 (c)
Class C	621,204 (c)	4,007,126	305,176 (c)
Class R3	42,219 (c)	224,771	553,027 (c)
Class R6	566,508 (c)	11,705,187	44,472,105 (c)
Class E	—	3,853,350	—
Net Asset Value, offering and redemption price per share
Investor Class	$32.45	$50.12	$19.21
Trust Class	32.44 (c)	50.21	19.20 (c)
Advisor Class	32.45 (c)	50.18	19.20 (c)
Institutional Class	32.45 (c)	50.14	19.21 (c)
Class R3	32.43 (c)	49.91	19.20 (c)
Class R6	32.45 (c)	50.13	19.21 (c)
Class E	—	50.30	—
Net Asset Value and redemption price per share
Class A	$32.44 (c)	$50.19	$19.20 (c)
Offering Price per share
Class A‡	$34.42 (c)	$53.25	$20.37 (c)
Net Asset Value and offering price per share
Class C^	$32.43 (c)	$50.02	$19.19 (c)
†Securities on loan, at value:
Unaffiliated issuers	$16,141,457	$—	$—
*Cost of Investments:
(a) Unaffiliated issuers	$1,374,034,416	$6,840,713,909	$1,714,207,014
(b) Total cost of foreign currency	$—	$—	$—

(c)	Updated to reflect the effect of a reverse stock split that occurred after the close of business on October 10, 2025. See Note G of the Notes to Financial Statements.
**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.
‡	On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.
^	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements

Mid Cap Intrinsic Value Fund	Multi-Cap Opportunities Fund	Quality Equity Fund	Real Estate Fund	Small Cap Growth Fund	U.S. Equity Impact Fund
August 31, 2025	August 31, 2025	August 31, 2025	August 31, 2025	August 31, 2025	August 31, 2025

1,083,480	—	8,230,541	—	1,321,655	—
218,750	—	2,290,741	4,958,320	78,947	—
—	—	—	—	27,955	—
506,839	9,015,292	18,366,895	27,232,046	4,331,869	1,084,938
42,161	2,553,846	2,911,810	3,677,184	401,178	18,493
33,177	758,615	686,800	391,890	128,725	3,139
19,024	—	303,505	868,937	334,211	—
388	—	2,425,754	10,492,334	2,453,069	—
—	9,871,823	766,494	1,229,302	—	—

$27.51	$—	$52.83	$—	$50.83	$—
27.47	—	52.68	13.89	50.30	—
—	—	—	—	49.97	—
27.49	11.31	52.76	13.95	51.08	12.96
27.39	—	52.17	13.86	49.74	—
27.49	—	52.78	13.94	51.30	—
—	11.28	53.05	13.95	—	—

$27.47	$11.24	$52.54	$13.89	$50.28	$12.83

$29.15	$11.93	$55.75	$14.74	$53.35	$13.61

$26.81	$10.42	$50.09	$13.96	$48.66	$12.43

$—	$—	$—	$—	$26,039,323	$—

$40,973,469	$154,485,844	$916,163,051	$684,362,735	$429,471,219	$11,245,421
$—	$—	$372	$—	$—	$—

Statements of Operations

Neuberger Berman Equity Funds

	Dividend Growth Fund	Emerging Markets Equity Fund	Equity Income Fund
	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$1,579,517	$3,891,542	$25,604,105
Dividend income—affiliated issuers (Note F)	—	—	—
Interest income—unaffiliated issuers	68,103	123,121	444,121
Other income (Note A)	13,684	68,880	1,243,376
Income from securities loaned—net	—	6,696	4,157
Foreign taxes withheld	(13,565)	(468,662)	(383,944)
Total income	$1,647,739	$3,621,577	$26,911,815
Expenses:
Investment management fees (Note B)	519,686	1,985,574	4,834,078
Administration fees (Note B):
Investor Class	—	—	—
Trust Class	—	—	—
Advisor Class	—	—	—
Institutional Class	151,317	249,523	1,053,784
Class A	5,318	36,601	398,696
Class C	2,570	3,837	106,210
Class R3	—	1,624	2,223
Class R6	13	8,015	—
Distribution fees (Note B):
Trust Class	—	—	—
Advisor Class	—	—	—
Class A	5,113	35,193	383,361
Class C	9,885	14,758	408,499
Class R3	—	3,123	4,276
Shareholder servicing agent fees:
Investor Class	—	—	—
Trust Class	—	—	—
Advisor Class	—	—	—
Institutional Class	477	—	5,050
Class A	1,513	3,315	7,272
Class C	169	427	2,257
Class R3	—	679	302
Class R6	153	1,007	—
Class E	—	—	122
Audit fees	47,463	59,910	60,833
Custodian and accounting fees	48,243	182,894	122,726
Insurance	2,471	6,917	24,697
Legal fees	60,216	60,216	60,216
Registration and filing fees	66,125	82,064	78,091
Repayment to Management of expenses previously assumed by Management (Note B)	—	—	—
Shareholder reports	15,703	30,129	54,290
Trustees' fees and expenses	60,593	60,841	61,929
Miscellaneous and other fees (Note A)	21,158	180,029	66,474
Total expenses	1,018,186	3,006,676	7,735,386

See Notes to Financial Statements

Focus Fund	Genesis Fund	International Equity Fund	International Select Fund	Intrinsic Value Fund
For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025

$7,795,463	$88,783,836	$24,218,526	$4,605,091	$14,351,821
—	9,657,247	—	—	—
1,238,878	4,347,109	367,345	139,952	391,851
101,012	—	294,555	1,572	—
14,511	—	86,058	19,949	—
(454,658)	(305,241)	(2,262,442)	(432,481)	—
$8,695,206	$102,482,951	$22,704,042	$4,334,083	$14,743,672

3,882,586	65,308,168	8,700,273	1,120,857	8,850,537

1,758,529	4,272,469	188,541	—	—
133,562	3,760,267	90,923	21,315	—
4,022	350,518	—	—	—
38,551	3,753,650	1,326,819	266,078	1,515,259
7,290	—	26,780	12,146	102,327
655	—	6,979	1,481	41,240
—	—	—	4,209	—
—	2,259,914	22,598	7,114	52,061

33,390	—	—	5,329	—
2,514	219,074	—	—	—
7,010	—	25,750	11,679	98,391
2,520	—	26,842	5,694	158,616
—	—	—	8,095	—

263,191	798,258	59,576	—	—
1,013	4,512	1,166	5,230	—
763	3,750	—	—	—
507	12,085	3,734	1,019	11,891
608	—	1,208	699	5,400
255	—	747	296	995
—	—	—	487	—
—	12,904	1,179	230	3,378
—	121	122	—	—
55,630	61,983	58,783	57,416	50,657
99,636	757,281	208,194	91,967	161,693
18,365	256,047	28,262	4,839	31,785
60,216	55,577	61,970	60,216	60,216
99,394	157,366	98,467	130,930	76,608
2,093	—	—	—	—
42,524	359,012	57,364	27,342	79,188
61,581	75,417	62,146	60,707	62,498
91,089	407,178	132,402	55,999	59,106
6,667,494	82,885,551	11,190,825	1,961,374	11,421,846

Statements of Operations  (cont’d)

Neuberger Berman Equity Funds

	Dividend Growth Fund	Emerging Markets Equity Fund	Equity Income Fund
	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025
Expenses reimbursed by Management (Note B)	(274,014)	(481,292)	—
Fees waived (Note B)	(1,636)	(198,557)	(212,302)
Total net expenses	742,536	2,326,827	7,523,084
Net investment income/(loss)	$905,203	$1,294,750	$19,388,731

Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	474,501	19,509,017 *	39,139,403
Transactions in investment securities of affiliated issuers	—	—	—
Redemption in-kind	—	—	67,387,853
Settlement of foreign currency transactions	876	(309,779)	79,470
Expiration or closing of option contracts written	—	—	937,049
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	14,610,503	17,564,838 **	(18,771,427)
Investment securities of affiliated issuers	—	—	—
Foreign currency translations	3,424	(128,157)	20,030
Option contracts written	—	—	124,680
Net gain/(loss) on investments	15,089,304	36,635,919	88,917,058
Net increase/(decrease) in net assets resulting from operations	$15,994,507	$37,930,669	$108,305,789

*	Net of foreign capital gains tax of $1,400,106 for Emerging Markets Equity.
**	Change in accrued foreign capital gains tax amounted to $2,213,947 for Emerging Markets Equity.

See Notes to Financial Statements

Focus Fund	Genesis Fund	International Equity Fund	International Select Fund	Intrinsic Value Fund
For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025
(669)	—	(198,391)	(286,251)	—
—	(1,073,373)	(1,870,598)	—	—
6,666,825	81,812,178	9,121,836	1,675,123	11,421,846
$2,028,381	$20,670,773	$13,582,206	$2,658,960	$3,321,826

79,616,436	1,072,376,465	73,048,454	9,152,203	86,386,110
—	(1,979,997)	—	—	(20,674,341)
19,380,092	494,190,979	—	—	—
83,697	(2,480)	403,909	60,262	—
—	—	—	—	—

30,332,457	(1,909,525,486)	(4,547,946)	3,811,450	12,319,556
—	35,682,139	—	—	26,958,998
(2,483)	—	205,709	38,835	—
—	—	—	—	—
129,410,199	(309,258,380)	69,110,126	13,062,750	104,990,323
$131,438,580	$(288,587,607)	$82,692,332	$15,721,710	$108,312,149

Statements of Operations  (cont’d)

Neuberger Berman Equity Funds

	Large Cap Growth Fund**	Large Cap Value Fund	Mid Cap Growth Fund
	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$16,558,672	$191,863,900	$8,374,824
Interest income—unaffiliated issuers	194,732	9,749,345	1,806,596
Income from securities loaned—net	16,591	17,869	28,468
Foreign taxes withheld	(129,179)	(419,970)	(10,706)
Total income	$16,640,816	$201,211,144	$10,199,182
Expenses:
Investment management fees (Note B)	11,668,691	36,048,075	8,953,599
Administration fees (Note B):
Investor Class	4,898,836	3,860,959	1,442,050
Trust Class	187,938	339,303	100,381
Advisor Class	988	473,706	22,487
Institutional Class	742,447	8,460,610	743,495
Class A	72,294	448,412	91,956
Class C	57,651	535,808	15,325
Class R3	3,376	25,708	24,893
Class R6	16,319	306,506	369,792
Distribution fees (Note B):
Trust Class	46,985	84,826	—
Advisor Class	617	296,066	14,055
Class A	69,514	431,165	88,419
Class C	221,733	2,060,801	58,943
Class R3	6,492	49,438	47,871
Shareholder servicing agent fees:
Investor Class	718,663	548,104	268,041
Trust Class	1,379	1,991	1,033
Advisor Class	615	1,830	506
Institutional Class	3,019	23,585	5,565
Class A	2,961	9,599	4,094
Class C	615	10,832	1,006
Class R3	469	2,905	1,825
Class R6	1,081	11,965	12,785
Class E	—	122	—
Audit fees	65,163	57,730	54,263
Blocker administration fees	2,533	—	—
Custodian and accounting fees	225,180	659,241	166,937
Insurance	62,709	238,398	46,309
Legal fees	60,216	60,216	60,216
Registration and filing fees	162,540	203,224	138,983
Repayment to Management of expenses previously assumed by Management (Note B)	1,230	—	—
Shareholder reports	91,529	429,885	138,331
Trustees' fees and expenses	64,523	74,277	63,251
Miscellaneous and other fees (Note A)	163,260	322,991	88,213
Total expenses	19,621,566	56,078,278	13,024,624

See Notes to Financial Statements

Mid Cap Intrinsic Value Fund	Multi-Cap Opportunities Fund	Quality Equity Fund	Real Estate Fund	Small Cap Growth Fund	U.S. Equity Impact Fund
For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025

$980,195	$2,637,991	$13,052,456	$19,920,959	$1,836,238	$150,190
8,354	72,265	935,320	543,909	618,324	13,460
—	—	—	—	68,054	—
(1,550)	(12,521)	(101,323)	(3,577)	(1,194)	(4,131)
$986,999	$2,697,735	$13,886,453	$20,461,291	$2,521,422	$159,519

294,241	1,481,044	8,024,306	5,770,380	3,697,656	97,890

80,839	—	1,107,001	—	178,063	—
23,441	—	512,846	322,595	16,575	—
—	—	—	—	6,441	—
20,616	159,579	1,126,709	595,057	320,600	20,577
3,745	77,003	368,627	139,627	51,187	596
2,170	22,813	93,741	16,788	16,442	97
1,344	—	41,413	34,602	31,081	—
4	—	60,350	76,087	60,322	—

5,860	—	128,211	80,648	4,144	—
—	—	—	—	4,026	—
3,601	74,041	354,450	134,257	49,218	573
8,348	87,742	360,541	64,571	63,237	373
2,586	—	79,641	66,543	59,771	—

25,042	—	279,440	—	64,466	—
1,240	—	2,673	16,646	1,014	—
—	—	—	—	895	—
651	2,927	5,962	6,497	3,835	130
883	4,582	7,484	6,632	8,058	528
338	1,097	2,394	1,643	532	137
525	—	1,578	3,554	2,799	—
139	—	9,207	10,098	6,214	—
—	121	122	122	—	—
46,263	45,763	57,763	55,720	51,316	46,710
—	—	—	—	—	—
52,387	51,869	157,216	105,240	78,489	39,497
1,425	6,362	41,417	18,584	9,863	329
63,664	60,216	73,114	60,216	60,216	69,066
112,917	51,164	150,607	112,667	163,830	49,922
—	—	—	—	—	—
20,269	19,349	134,286	88,629	70,457	8,696
60,517	60,835	62,901	61,614	61,064	60,448
16,077	21,095	99,847	36,007	34,790	8,859
849,132	2,227,602	13,343,847	7,885,024	5,176,601	404,428

Statements of Operations  (cont’d)

Neuberger Berman Equity Funds

	Large Cap Growth Fund**	Large Cap Value Fund	Mid Cap Growth Fund
	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025
Expenses reimbursed by Management (Note B)	—	—	—
Fees waived (Note B)	—	(771,113)	—
Total net expenses	19,621,566	55,307,165	13,024,624
Net investment income/(loss)	$(2,980,750)	$145,903,979	$(2,825,442)

Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	282,402,427	643,046,867	371,051,026
Redemption in-kind	—	2,958,189	—
Settlement of foreign currency transactions	—	—	13
Expiration or closing of option contracts written	219,197	—	—
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	141,303,079	(141,211,654)	25,561,890
Foreign currency translations	—	—	—
Net gain/(loss) on investments	423,924,703	504,793,402	396,612,929
Net increase/(decrease) in net assets resulting from operations	$420,943,953	$650,697,381	$393,787,487

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

Mid Cap Intrinsic Value Fund	Multi-Cap Opportunities Fund	Quality Equity Fund	Real Estate Fund	Small Cap Growth Fund	U.S. Equity Impact Fund
For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025
(320,274)	—	—	(1,380,877)	(948,319)	(276,805)
—	(613,626)	(161,347)	(146,431)	—	—
528,858	1,613,976	13,182,500	6,357,716	4,228,282	127,623
$458,141	$1,083,759	$703,953	$14,103,575	$(1,706,860)	$31,896

4,550,636	16,875,088	65,409,915	9,659,740	36,971,882	401,375
—	38,643,654	21,425,693	—	—	—
—	—	8,707	—	—	(3)
—	—	—	—	—	—

(1,929,747)	(27,363,548)	152,406,028	(51,715,966)	(30,541,629)	13,683
—	—	119,392	—	—	—
2,620,889	28,155,194	239,369,735	(42,056,226)	6,430,253	415,055
$3,079,030	$29,238,953	$240,073,688	$(27,952,651)	$4,723,393	$446,951

Statements of Changes in Net Assets

Neuberger Berman Equity Funds

	Dividend Growth Fund		Emerging Markets Equity Fund
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$905,203	$946,416	$1,294,750	$3,115,954
Net realized gain/(loss) on investments	475,377	2,710,115	19,199,238	37,919,778
Change in net unrealized appreciation/(depreciation) of investments	14,613,927	14,088,678	17,436,681	(1,601,956)
Net increase/(decrease) in net assets resulting from operations	15,994,507	17,745,209	37,930,669	39,433,776
Distributions to Shareholders From (Note A):
Distributable earnings:
Investor Class	—	—	—	—
Trust Class	—	—	—	—
Advisor Class	—	—	—	—
Institutional Class	(2,581,120)	(2,444,477)	(227,378)	(3,876,201)
Class A	(48,426)	(47,156)	—	(230,896)
Class C	(17,577)	(17,421)	—	(8,949)
Class R3	—	—	—	(5,286)
Class R6	(1,125)	(1,920)	(39,667)	(812,972)
Class E	—	—	—	—
Total distributions to shareholders	(2,648,248)	(2,510,974)	(267,045)	(4,934,304)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	—	—	—	—
Trust Class	—	—	—	—
Advisor Class	—	—	—	—
Institutional Class	4,926,534	11,602,170	16,118,410	41,017,325
Class A	407,345	217,472	2,872,304	3,435,711
Class C	5,400	21,748	648,806	192,102
Class R3	—	—	71,481	103,855
Class R6	8,173	—	1,149,484	1,801,844
Class E	—	—	—	—
Proceeds from reinvestment of dividends and distributions:
Investor Class	—	—	—	—
Trust Class	—	—	—	—
Advisor Class	—	—	—	—
Institutional Class	2,581,120	2,444,477	141,451	1,400,176
Class A	46,550	45,528	—	139,167
Class C	17,361	17,222	—	5,534
Class R3	—	—	—	4,427
Class R6	837	775	39,492	812,167
Class E	—	—	—	—

See Notes to Financial Statements

Equity Income Fund		Focus Fund		Genesis Fund		International Equity Fund
Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024

$19,388,731	$19,452,787	$2,028,381	$2,465,914	$20,670,773	$18,298,469	$13,582,206	$20,479,335
107,543,775	39,741,980	99,080,225	30,195,548	1,564,584,967	672,603,578	73,452,363	20,129,969
(18,626,717)	93,714,340	30,329,974	122,722,324	(1,873,843,347)	728,851,674	(4,342,237)	159,640,349
108,305,789	152,909,107	131,438,580	155,383,786	(288,587,607)	1,419,753,721	82,692,332	200,249,653

—	—	(1,277,959)	(3,443,518)	(36,138,911)	(49,894,093)	(2,799,006)	(1,645,070)
—	—	(26,363)	(118,742)	(20,741,001)	(30,824,987)	(873,581)	(490,803)
—	—	(733)	(1,063)	(2,008,035)	(2,964,451)	—	—
(47,824,823)	(39,502,484)	(73,407)	(143,425)	(55,317,782)	(78,199,113)	(35,886,819)	(21,478,209)
(9,993,077)	(8,642,694)	(2,192)	(10,073)	—	—	(380,272)	(248,465)
(2,410,781)	(2,276,877)	(210)	—	—	—	(80,002)	(38,373)
(52,003)	(33,982)	—	—	—	—	—	—
—	—	—	—	(101,762,962)	(149,634,166)	(2,076,997)	(1,124,340)
(2,949,046)	(2,246,354)	—	—	(4,319,474)	(5,752,804)	(1,808,653)	(1,232,673)
(63,229,730)	(52,702,391)	(1,380,864)	(3,716,821)	(220,288,165)	(317,269,614)	(43,905,330)	(26,257,933)

—	—	2,146,341	2,507,942	81,868,849	110,826,450	2,002,282	1,191,419
—	—	303,310	408,563	58,590,008	71,416,820	1,663,405	938,886
—	—	179,825	176,448	10,141,534	11,674,599	—	—
202,995,254	66,784,131	42,663,253	4,198,046	1,208,438,416	1,060,029,181	128,879,002	63,767,537
13,311,802	11,146,132	529,386	65,271	—	—	2,287,074	1,797,901
780,561	1,044,750	11,358	5,000	—	—	421,845	86,035
262,193	253,979	—	—	—	—	—	—
—	—	—	—	407,937,575	533,685,586	10,606,634	10,806,209
2,677,038	2,675,275	—	—	11,052,689	14,760,530	5,057,989	3,038,533

—	—	1,162,907	3,131,472	34,925,102	48,128,651	2,618,201	1,524,207
—	—	26,255	118,198	20,511,834	30,668,011	742,523	423,961
—	—	733	1,063	1,972,572	2,922,490	—	—
44,434,397	36,187,274	72,209	141,625	49,955,352	69,723,365	28,449,873	17,066,346
7,407,310	6,456,141	2,085	9,639	—	—	289,139	168,637
2,292,481	2,159,205	192	—	—	—	65,362	27,034
52,004	33,982	—	—	—	—	—	—
—	—	—	—	100,282,675	148,996,818	2,076,996	1,123,902
2,949,046	2,246,353	—	—	4,319,475	5,752,804	1,808,654	1,232,673

Statements of Changes in Net Assets (cont’d)

Neuberger Berman Equity Funds

	Dividend Growth Fund		Emerging Markets Equity Fund
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Payments for shares redeemed:
Investor Class	$—	$—	$—	$—
Trust Class	—	—	—	—
Advisor Class	—	—	—	—
Institutional Class	(10,790,203)	(9,534,373)	(46,775,146)	(351,420,229)
Class A	(1,156,458)	(203,635)	(12,765,145)	(7,241,920)
Class C	(150,671)	(220,729)	(421,920)	(863,663)
Class R3	—	—	(48,296)	(217,481)
Class R6	(41,129)	(31,362)	(1,514,319)	(103,679,736)
Class E	—	—	—	—
Net increase/(decrease) from Fund share transactions	(4,145,141)	4,359,293	(40,483,398)	(414,510,721)
Net Increase/(Decrease) in Net Assets	9,201,118	19,593,528	(2,819,774)	(380,011,249)
Net Assets:
Beginning of year	104,903,604	85,310,076	210,224,919	590,236,168
End of year	$114,104,722	$104,903,604	$207,405,145	$210,224,919

See Notes to Financial Statements

Equity Income Fund		Focus Fund		Genesis Fund		International Equity Fund
Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024

$—	$—	$(52,920,747)	$(52,978,119)	$(273,772,031)	$(215,779,566)	$(7,499,332)	$(9,905,889)
—	—	(5,783,686)	(4,590,862)	(176,300,371)	(215,069,527)	(3,635,243)	(3,435,072)
—	—	(152,100)	(395,445)	(33,533,369)	(24,157,166)	—	—
(258,402,465)	(179,805,904)	(40,712,559)	(5,195,246)	(1,496,467,138)	(1,271,698,434)	(190,338,427)	(174,355,206)
(32,920,670)	(33,821,347)	(481,810)	(627,275)	—	—	(4,598,913)	(3,376,206)
(11,196,280)	(16,052,742)	(52,224)	(31,168)	—	—	(1,499,307)	(1,546,726)
(198,085)	(207,300)	—	—	—	—	—	—
—	—	—	—	(809,497,487)	(960,595,809)	(18,929,028)	(10,940,871)
(2,464,051)	(2,646,219)	—	—	(20,728,487)	(15,685,473)	(4,666,715)	(3,425,009)
(28,019,465)	(103,546,290)	(53,005,272)	(53,054,848)	(820,302,802)	(594,400,670)	(44,197,986)	(103,791,699)
17,056,594	(3,339,574)	77,052,444	98,612,117	(1,329,178,574)	508,083,437	(5,410,984)	70,200,021

951,349,883	954,689,457	719,225,857	620,613,740	10,556,129,386	10,048,045,949	1,124,004,319	1,053,804,298
$968,406,477	$951,349,883	$796,278,301	$719,225,857	$9,226,950,812	$10,556,129,386	$1,118,593,335	$1,124,004,319

Statements of Changes in Net Assets (cont’d)

Neuberger Berman Equity Funds

	International Select Fund		Intrinsic Value Fund
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$2,658,960	$2,443,435	$3,321,826	$(2,595,324)
Net realized gain/(loss) on investments	9,212,465	3,365,720	65,711,769	(9,902,882)
Change in net unrealized appreciation/(depreciation) of investments	3,850,285	24,088,599	39,278,554	129,983,904
Net increase/(decrease) in net assets resulting from operations	15,721,710	29,897,754	108,312,149	117,485,698
Distributions to Shareholders From (Note A):
Distributable earnings:
Investor Class	—	—	—	—
Trust Class	(141,441)	(123,832)	—	—
Advisor Class	—	—	—	—
Institutional Class	(5,346,423)	(4,021,647)	(9,891,389)	(3,376,623)
Class A	(110,746)	(99,168)	(390,104)	(239,897)
Class C	(12,683)	(12,987)	(164,757)	(49,049)
Class R3	(44,518)	(33,943)	—	—
Class R6	(378,012)	(3,828)	(989,636)	(294,518)
Class E	—	—	—	—
Total distributions to shareholders	(6,033,823)	(4,295,405)	(11,435,886)	(3,960,087)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	—	—	—	—
Trust Class	354,096	37,829	—	—
Advisor Class	—	—	—	—
Institutional Class	71,689,538	23,312,072	244,819,042	380,272,907
Class A	3,579,525	565,639	6,292,713	27,052,120
Class C	38,708	162,007	1,791,835	2,603,952
Class R3	485,429	199,493	—	—
Class R6	20,142,979	13,181	4,604,283	11,268,996
Class E	—	—	—	—
Proceeds from reinvestment of dividends and distributions:
Investor Class	—	—	—	—
Trust Class	134,086	117,631	—	—
Advisor Class	—	—	—	—
Institutional Class	5,248,075	3,958,996	8,498,828	3,082,985
Class A	57,919	50,411	317,084	215,934
Class C	11,414	11,363	137,881	40,121
Class R3	44,518	33,942	—	—
Class R6	373,646	179	970,088	289,535
Class E	—	—	—	—

See Notes to Financial Statements

Large Cap Growth Fund**		Large Cap Value Fund		Mid Cap Growth Fund		Mid Cap Intrinsic Value Fund
Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024

$(2,980,750)	$1,653,433	$145,903,979	$227,244,903	$(2,825,442)	$(2,100,312)	$458,141	$328,176
282,621,624	131,746,658	646,005,056	(100,781,178)	371,051,039	173,205,198	4,550,636	2,261,453
141,303,079	381,451,876	(141,211,654)	1,109,639,892	25,561,890	124,402,140	(1,929,747)	4,930,116
420,943,953	514,851,967	650,697,381	1,236,103,617	393,787,487	295,507,026	3,079,030	7,519,745

(109,141,216)	(68,657,370)	(31,339,603)	(36,302,389)	(50,387,776)	(14,911,568)	(1,938,298)	(633,193)
(2,744,727)	(1,745,237)	(1,560,160)	(2,339,486)	(2,245,367)	(1,024,271)	(341,406)	(103,277)
(14,693)	(8,195)	(2,032,699)	(2,612,623)	(491,295)	(223,857)	—	—
(30,462,550)	(21,249,627)	(128,790,398)	(203,540,349)	(45,480,355)	(13,321,973)	(867,681)	(301,094)
(1,632,872)	(1,056,552)	(2,908,213)	(4,231,873)	(3,300,640)	(904,971)	(87,158)	(24,833)
(1,428,671)	(567,904)	(2,203,766)	(3,438,455)	(566,910)	(168,564)	(46,488)	(11,462)
(89,451)	(62,413)	(150,556)	(228,465)	(810,215)	(258,289)	(28,919)	(6,474)
(5,041,160)	(147,567)	(14,478,826)	(17,990,243)	(62,158,268)	(17,751,428)	(652)	(664)
—	—	(5,002,818)	(4,949,289)	—	—	—	—
(150,555,340)	(93,494,865)	(188,467,039)	(275,633,172)	(165,440,826)	(48,564,921)	(3,310,602)	(1,080,997)

11,850,212	17,167,716	16,389,036	34,172,692	4,502,463	2,301,323	294,132	1,152,262
1,688,834	1,815,990	5,981,558	5,216,170	5,390,582	1,628,460	133,831	66,414
15,121	54,985	9,431,581	9,675,147	2,239,289	2,106,984	—	—
105,167,731	269,731,559	951,409,148	1,839,837,968	123,414,624	78,012,798	789,150	5,488,949
6,238,453	12,337,888	43,889,182	33,489,309	8,945,177	6,349,379	171,714	540,230
2,792,055	14,692,004	12,921,023	21,961,214	460,066	535,615	58,804	93,533
197,310	924,655	3,931,586	2,472,082	3,061,620	1,282,921	36,031	125,613
98,968,641	6,054,338	93,214,766	364,547,855	240,441,582	141,962,252	—	—
—	—	5,659,092	7,764,749	—	—	—	—

102,421,830	64,167,383	29,874,993	34,543,863	47,705,939	14,221,284	1,809,889	592,032
2,724,100	1,733,299	1,499,398	2,247,216	2,229,413	1,020,835	335,044	101,474
14,693	8,195	1,917,911	2,440,398	405,126	156,148	—	—
30,352,322	21,203,090	113,049,277	182,159,405	45,017,955	13,176,152	864,983	300,240
1,303,652	909,329	1,954,642	2,679,395	2,840,767	840,108	74,857	21,421
1,428,671	567,904	1,765,171	2,735,348	561,250	167,082	46,488	11,462
88,694	61,965	148,694	226,435	781,886	250,812	28,333	6,057
5,040,486	145,855	12,814,944	14,534,393	59,232,626	16,897,827	—	—
—	—	5,002,818	4,949,289	—	—	—	—

Statements of Changes in Net Assets (cont’d)

Neuberger Berman Equity Funds

	International Select Fund		Intrinsic Value Fund
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Payments for shares redeemed:
Investor Class	$—	$—	$—	$—
Trust Class	(434,215)	(376,010)	—	—
Advisor Class	—	—	—	—
Institutional Class	(34,438,685)	(28,166,686)	(416,369,530)	(726,652,370)
Class A	(1,987,569)	(841,029)	(14,669,332)	(63,871,728)
Class C	(278,322)	(249,958)	(4,455,462)	(5,954,392)
Class R3	(948,506)	(230,886)	—	—
Class R6	(121,044)	(14,945)	(22,929,825)	(11,921,333)
Class E	—	—	—	—
Net increase/(decrease) from Fund share transactions	63,951,592	(1,416,771)	(190,992,395)	(383,573,273)
Net Increase/(Decrease) in Net Assets	73,639,479	24,185,578	(94,116,132)	(270,047,662)
Net Assets:
Beginning of year	172,603,821	148,418,243	1,280,520,287	1,550,567,949
End of year	$246,243,300	$172,603,821	$1,186,404,155	$1,280,520,287

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

Large Cap Growth Fund**		Large Cap Value Fund		Mid Cap Growth Fund		Mid Cap Intrinsic Value Fund
Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024

$(138,238,826)	$(122,303,688)	$(162,471,703)	$(256,484,015)	$(44,135,486)	$(38,583,428)	$(5,478,915)	$(4,597,662)
(8,196,327)	(4,422,469)	(18,187,329)	(45,224,161)	(8,273,503)	(20,132,446)	(621,796)	(679,150)
(92,189)	(45,648)	(31,730,518)	(30,265,305)	(3,233,848)	(4,392,215)	—	—
(296,339,974)	(231,586,066)	(2,168,544,878)	(5,666,844,418)	(155,348,720)	(148,438,994)	(2,210,190)	(7,035,242)
(7,577,338)	(14,841,048)	(43,656,967)	(104,676,091)	(9,717,282)	(7,129,358)	(597,729)	(352,400)
(9,107,851)	(6,856,374)	(50,228,175)	(93,135,982)	(1,580,312)	(1,649,633)	(75,591)	(190,936)
(568,593)	(840,133)	(2,834,238)	(5,880,252)	(2,477,909)	(2,949,129)	(95,552)	(72,224)
(83,180,521)	(4,537,824)	(224,976,631)	(337,556,266)	(177,343,624)	(159,882,803)	—	(22,049)
—	—	(8,092,212)	(10,364,969)	—	—	—	—
(173,008,814)	26,142,905	(1,399,867,831)	(3,984,778,531)	145,119,681	(102,248,026)	(4,436,517)	(4,449,976)
97,379,799	447,500,007	(937,637,489)	(3,024,308,086)	373,466,342	144,694,079	(4,668,089)	1,988,772

2,510,860,740	2,063,360,733	9,296,737,542	12,321,045,628	1,695,593,799	1,550,899,720	56,999,028	55,010,256
$2,608,240,539	$2,510,860,740	$8,359,100,053	$9,296,737,542	$2,069,060,141	$1,695,593,799	$52,330,939	$56,999,028

Statements of Changes in Net Assets (cont’d)

Neuberger Berman Equity Funds

	Multi-Cap Opportunities Fund		Quality Equity Fund
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$1,083,759	$1,053,605	$703,953	$1,240,823
Net realized gain/(loss) on investments	55,518,742	47,169,412	86,844,315	124,191,459
Change in net unrealized appreciation/(depreciation) of investments	(27,363,548)	6,680,340	152,525,420	269,456,127
Net increase/(decrease) in net assets resulting from operations	29,238,953	54,903,357	240,073,688	394,888,409
Distributions to Shareholders From (Note A):
Distributable earnings:
Investor Class	—	—	(24,225,903)	(34,091,548)
Trust Class	—	—	(7,753,674)	(10,171,390)
Advisor Class	—	—	—	—
Institutional Class	(3,107,546)	(21,534,057)	(37,868,029)	(51,244,168)
Class A	(841,962)	(5,739,309)	(7,954,924)	(13,554,173)
Class C	(276,065)	(2,194,052)	(2,194,886)	(3,120,885)
Class R3	—	—	(921,653)	(1,457,345)
Class R6	—	—	(6,686,398)	(11,017,419)
Class E	(3,635,967)	(16,174,102)	(1,868,876)	(1,920,738)
Tax return of capital:
Trust Class	—	—	—	—
Institutional Class	—	—	—	—
Class A	—	—	—	—
Class C	—	—	—	—
Class R3	—	—	—	—
Class R6	—	—	—	—
Class E	—	—	—	—
Total distributions to shareholders	(7,861,540)	(45,641,520)	(89,474,343)	(126,577,666)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	—	—	14,536,112	23,658,854
Trust Class	—	—	8,771,290	11,768,613
Advisor Class	—	—	—	—
Institutional Class	58,675,483	66,909,099	418,257,390	70,082,882
Class A	3,655,164	3,345,480	21,535,280	21,232,979
Class C	330,097	843,649	4,225,011	2,127,841
Class R3	—	—	2,734,497	2,434,562
Class R6	—	—	52,646,199	42,022,342
Class E	4,966,196	3,642,472	11,869,268	23,425,641
Proceeds from reinvestment of dividends and distributions:
Investor Class	—	—	23,413,579	33,084,898
Trust Class	—	—	7,704,584	10,115,819
Advisor Class	—	—	—	—
Institutional Class	2,380,421	17,133,845	32,809,169	45,147,081
Class A	765,995	5,219,305	6,937,483	12,239,447
Class C	265,234	2,057,171	2,017,420	2,823,701
Class R3	—	—	915,559	1,449,944
Class R6	—	—	6,544,319	10,897,099
Class E	3,635,966	16,174,101	1,868,877	1,920,739

See Notes to Financial Statements

Real Estate Fund		Small Cap Growth Fund		U.S. Equity Impact Fund
Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024

$14,103,575	$17,403,659	$(1,706,860)	$(1,547,001)	$31,896	$33,921
9,659,740	(26,240,863)	36,971,882	39,820,317	401,372	163,338
(51,715,966)	155,199,767	(30,541,629)	55,272,374	13,683	2,678,277
(27,952,651)	146,362,563	4,723,393	93,545,690	446,951	2,875,536

—	—	(329,506)	—	—	—
(1,503,801)	(1,904,526)	(20,679)	—	—	—
—	—	(9,045)	—	—	—
(8,218,249)	(9,383,597)	(982,573)	—	(30,247)	(36,860)
(922,806)	(1,113,518)	(92,932)	—	—	(147)
(57,137)	(88,987)	(29,772)	—	—	—
(195,333)	(232,595)	(47,702)	—	—	—
(3,323,383)	(3,638,799)	(570,241)	—	—	—
(522,031)	(516,522)	—	—	—	—

(93,004)	—	—	—	—	—
(452,971)	—	—	—	—	—
(61,588)	—	—	—	—	—
(7,420)	—	—	—	—	—
(15,386)	—	—	—	—	—
(174,300)	—	—	—	—	—
(20,874)	—	—	—	—	—
(15,568,283)	(16,878,544)	(2,082,450)	—	(30,247)	(37,007)

—	—	3,920,973	1,208,656	—	—
2,010,041	3,518,069	161,130	66,255	—	—
—	—	496,155	187,985	—	—
95,411,274	161,085,953	115,570,832	63,393,448	113,770	203,689
11,261,411	9,757,462	5,291,351	4,097,199	31,252	96,223
400,360	350,197	1,659,013	1,445,019	450	—
1,336,949	2,323,670	8,781,708	2,795,339	—	—
32,459,139	27,543,531	78,902,810	28,703,703	—	—
1,618,868	2,259,282	—	—	—	—

—	—	319,711	—	—	—
1,578,573	1,885,751	19,660	—	—	—
—	—	9,046	—	—	—
8,165,871	8,759,264	981,790	—	30,247	36,859
780,866	922,100	89,304	—	—	100
58,169	80,623	29,628	—	—	—
210,647	232,532	47,359	—	—	—
3,452,488	3,591,656	570,110	—	—	—
542,905	516,522	—	—	—	—

Statements of Changes in Net Assets (cont’d)

Neuberger Berman Equity Funds

	Multi-Cap Opportunities Fund		Quality Equity Fund
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Payments for shares redeemed:
Investor Class	$—	$—	$(59,357,430)	$(64,093,613)
Trust Class	—	—	(42,798,037)	(17,300,821)
Advisor Class	—	—	—	—
Institutional Class	(81,343,853)	(101,612,063)	(205,116,376)	(142,145,849)
Class A	(9,087,606)	(11,785,359)	(24,879,384)	(67,381,423)
Class C	(3,646,637)	(4,609,102)	(11,588,771)	(7,636,356)
Class R3	—	—	(6,129,406)	(5,676,745)
Class R6	—	—	(54,106,312)	(71,449,377)
Class E	(4,048,426)	(7,953,057)	(2,958,229)	(2,228,574)
Net increase/(decrease) from Fund share transactions	(23,451,966)	(10,634,459)	209,852,092	(63,480,316)
Net Increase/(Decrease) in Net Assets	(2,074,553)	(1,372,622)	360,451,437	204,830,427
Net Assets:
Beginning of year	252,051,550	253,424,172	1,535,917,187	1,331,086,760
End of year	$249,976,997	$252,051,550	$1,896,368,624	$1,535,917,187

See Notes to Financial Statements

Real Estate Fund		Small Cap Growth Fund		U.S. Equity Impact Fund
Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024

$—	$—	$(9,048,832)	$(6,478,161)	$—	$—
(21,914,828)	(20,798,797)	(609,607)	(197,903)	—	—
—	—	(890,045)	(804,432)	—	—
(122,495,421)	(267,479,365)	(90,618,158)	(67,140,086)	(339,414)	(106,910)
(16,123,917)	(21,035,245)	(6,509,509)	(4,848,569)	(45,584)	(51,975)
(2,228,781)	(2,115,108)	(1,626,564)	(795,137)	—	—
(3,825,712)	(3,525,421)	(4,171,454)	(2,947,049)	—	—
(41,722,375)	(49,651,744)	(56,497,320)	(39,038,075)	—	—
(3,227,608)	(2,551,014)	—	—	—	—
(52,251,081)	(144,330,082)	46,879,091	(20,351,808)	(209,279)	177,986
(95,772,015)	(14,846,063)	49,520,034	73,193,882	207,425	3,016,515

776,537,593	791,383,656	413,188,339	339,994,457	14,134,936	11,118,421
$680,765,578	$776,537,593	$462,708,373	$413,188,339	$14,342,361	$14,134,936

Notes to Financial Statements Equity Fundsß
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Equity Funds (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Dividend Growth Fund ("Dividend Growth"), Neuberger Berman Emerging Markets Equity Fund ("Emerging Markets Equity"), Neuberger Berman Equity Income Fund ("Equity Income"), Neuberger Berman Focus Fund ("Focus"), Neuberger Berman Genesis Fund ("Genesis"), Neuberger Berman International Equity Fund ("International Equity"), Neuberger Berman International Select Fund ("International Select"), Neuberger Berman Intrinsic Value Fund ("Intrinsic Value"), Neuberger Berman Large Cap Growth Fund ("Large Cap Growth"), Neuberger Berman Large Cap Value Fund ("Large Cap Value"), Neuberger Berman Mid Cap Growth Fund ("Mid Cap Growth"), Neuberger Berman Mid Cap Intrinsic Value Fund ("Mid Cap Intrinsic Value"), Neuberger Berman Multi-Cap Opportunities Fund ("Multi-Cap Opportunities"), Neuberger Berman Quality Equity Fund ("Quality Equity") (formerly known as Neuberger Berman Sustainable Equity Fund), Neuberger Berman Real Estate Fund ("Real Estate"), Neuberger Berman Small Cap Growth Fund ("Small Cap Growth"), and Neuberger Berman U.S. Equity Impact Fund ("U.S. Equity Impact") (each individually a "Fund," and collectively, the "Funds") are separate operating series of the Trust, each of which (except Real Estate and Quality Equity) is diversified. Under the 1940 Act, the status of a Fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified fund (Multi-Cap Opportunities became diversified in December 2012). Nine Funds offer Investor Class shares, eleven offer Trust Class shares, six offer Advisor Class shares, seventeen offer Institutional Class shares, sixteen offer Class A shares, sixteen offer Class C shares, ten offer Class R3 shares, thirteen offer Class R6 shares and seven offer Class E shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
To facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company ("RIC"), Large Cap Growth formed NB A24 Guardian Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of Large Cap Growth and Large Cap Growth expects to remain its sole member.
As of August 31, 2025, the value of Large Cap Growth's investment in the Blocker was as follows:

Investment in Blocker	Percentage of Net Assets
$1,138,653	0.0%
2
Consolidation: The accompanying financial statements of Large Cap Growth present the consolidated accounts of Large Cap Growth and the Blocker. All intercompany accounts and transactions have been eliminated in consolidation.
ß
Notes to Consolidated Financial Statements for Large Cap Growth

3
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, participatory notes, preferred stocks, warrants, rights, and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Publicly traded securities acquired via a private investment in public equity (PIPE) transaction are generally valued at the market price of the issuer's common stock. Discounts for contractual sale restrictions (such as lock-ups) are not applied, in accordance with ASU 2022-03, unless the restriction is regulatory or security-specific and impacts marketability for all holders (Level 1 or Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
4
Foreign currency translations: The accounting records of the Funds and the Blocker are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.

5
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as a Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which certain of the Funds participated as a class member. The amounts of such proceeds for the year ended August 31, 2025, were as follows:

Dividend Growth	$9,438
Emerging Markets Equity	99
Equity Income	1,355
Focus	166,042
Genesis	54,860
International Equity	5,082
International Select	47
Intrinsic Value	295,346
Large Cap Growth	120,690
Large Cap Value	$177,114
Mid Cap Growth	242,566
Mid Cap Intrinsic Value	4,796
Multi-Cap Opportunities	338,649
Quality Equity	118
Real Estate	7,645
Small Cap Growth	58,514
U.S. Equity Impact	591

6
Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify for treatment as a RIC by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed each Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.
For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at August 31, 2025 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dividend Growth	$62,043,064	$52,041,837	$31,589	$52,010,248
Emerging Markets Equity	167,905,742	55,358,459	14,938,844	40,419,615
Equity Income	660,610,840	313,740,018	7,958,628	305,781,390
Focus	567,264,155	234,536,348	6,935,501	227,600,847
Genesis	5,970,985,839	3,433,294,869	173,014,677	3,260,280,192
International Equity	928,613,249	244,209,878	60,755,052	183,454,826
International Select	212,988,043	43,123,563	11,628,403	31,495,160
Intrinsic Value	865,162,165	452,847,367	131,216,247	321,631,120
Large Cap Growth	1,389,081,978	1,262,541,016	43,075,391	1,219,465,625
Large Cap Value	6,855,088,597	1,549,013,007	61,218,596	1,487,794,411
Mid Cap Growth	1,724,213,692	394,590,787	49,240,142	345,350,645
Mid Cap Intrinsic Value	41,046,996	16,598,728	5,234,874	11,363,854
Multi-Cap Opportunities	154,461,758	96,516,483	866,658	95,649,825
Quality Equity	918,590,228	983,254,945	7,128,338	976,126,607
Real Estate	696,139,056	42,936,068	58,415,250	(15,479,182)
Small Cap Growth	431,263,457	62,110,856	15,163,782	46,947,074
U.S. Equity Impact	11,233,514	3,670,951	494,396	3,176,555
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds. For the year ended August 31, 2025 the Funds recorded permanent reclassifications primarily related to one or more of the following: deemed distributions on shareholder redemptions, prior year true up adjustments, net operating losses written off, non-deductible taxes, and gains (losses) & tax adjustments on securities redeemed in kind. For the year ended August 31, 2025, the Funds recorded the following permanent reclassifications:

	Paid-in Capital	Total Distributable Earnings/(Losses)
Dividend Growth	$14,185	$(14,185)
Emerging Markets Equity	4,469	(4,469)
Equity Income	83,100,170	(83,100,170)
Focus	24,550,846	(24,550,846)
Genesis	692,451,093	(692,451,093)
International Equity	7,181,176	(7,181,176)
International Select	835,689	(835,689)
Intrinsic Value	6,860,002	(6,860,002)
Large Cap Growth	24,579,443	(24,579,443)
Large Cap Value	49,290,688	(49,290,688)
Mid Cap Growth	33,950,347	(33,950,347)
Mid Cap Intrinsic Value	352,705	(352,705)
Multi-Cap Opportunities	47,176,983	(47,176,983)
Quality Equity	34,146,118	(34,146,118)
Real Estate	(123,869)	123,869
Small Cap Growth	3,524,905	(3,524,905)
U.S. Equity Impact	—	—

The tax character of distributions paid during the years ended August 31, 2025, and August 31, 2024, was as follows:

	Distributions Paid From:
	Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
	2025	2024	2025	2024	2025	2024	2025	2024
Dividend Growth	$917,091	$1,050,158	$1,731,157	$1,460,816	$—	$—	$2,648,248	$2,510,974
Emerging Markets Equity	267,045	4,934,304	—	—	—	—	267,045	4,934,304
Equity Income	19,923,203	18,148,850	43,306,527	34,553,541	—	—	63,229,730	52,702,391
Focus	816,503	3,716,821	564,361	—	—	—	1,380,864	3,716,821
Genesis	3,835,130	19,138,150	216,453,035	298,131,464	—	—	220,288,165	317,269,614
International Equity	31,761,965	21,860,070	12,143,365	4,397,863	—	—	43,905,330	26,257,933
International Select	4,755,483	3,511,806	1,278,340	783,599	—	—	6,033,823	4,295,405
Intrinsic Value	—	—	11,435,886	3,960,087	—	—	11,435,886	3,960,087
Large Cap Growth	1,577,626	7,163,099	148,977,714	86,331,766	—	—	150,555,340	93,494,865
Large Cap Value	188,467,039	275,633,172	—	—	—	—	188,467,039	275,633,172
Mid Cap Growth	100,047,521	—	65,393,305	48,564,921	—	—	165,440,826	48,564,921
Mid Cap Intrinsic Value	374,638	328,937	2,935,964	752,060	—	—	3,310,602	1,080,997
Multi-Cap Opportunities	1,050,146	1,004,387	6,811,394	44,637,133	—	—	7,861,540	45,641,520
Quality Equity	1,439,913	3,997,941	88,034,430	122,579,725	—	—	89,474,343	126,577,666
Real Estate	14,742,740	16,878,544	—	—	825,543	—	15,568,283	16,878,544
Small Cap Growth	—	—	2,082,450	—	—	—	2,082,450	—
U.S. Equity Impact	30,247	37,007	—	—	—	—	30,247	37,007

As of August 31, 2025, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
Dividend Growth	$551,859	$—	$52,017,039	$—	$—	$52,568,898
Emerging Markets Equity	—	—	39,247,388	(71,633,197)	—	(32,385,809)
Equity Income	2,143,182	12,652,889	305,810,803	—	—	320,606,874
Focus	17,769,713	55,300,308	227,643,011	—	—	300,713,032
Genesis	19,730,113	876,476,157	3,260,280,192	—	—	4,156,486,462
International Equity	15,223,506	44,570,726	184,002,001	—	—	243,796,233
International Select	2,222,557	7,169,186	31,600,949	—	—	40,992,692
Intrinsic Value	515,635	45,132,896	321,631,120	—	—	367,279,651
Large Cap Growth	—	229,370,247	1,219,465,625	(13,777,992)	—	1,435,057,880
Large Cap Value	96,595,222	255,173,785	1,487,794,411	—	—	1,839,563,418
Mid Cap Growth	189,494,859	131,522,973	345,350,645	—	—	666,368,477
Mid Cap Intrinsic Value	360,428	3,394,043	11,363,854	—	—	15,118,325
Multi-Cap Opportunities	648,446	1,661,683	95,649,825	—	—	97,959,954
Quality Equity	775,056	47,872,830	976,425,546	—	—	1,025,073,432
Real Estate	—	—	(15,479,182)	(25,697,703)	—	(41,176,885)
Small Cap Growth	—	33,238,202	46,947,074	(1,160,660)	—	79,024,616
U.S. Equity Impact	14,892	—	3,176,555	(42,734)	(4,274)	3,144,439
The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and/or recognized on wash sales, amortization of organization expenses, tax adjustments related to other investments, and mark-to-market adjustments on passive foreign investment companies ("PFICs").
To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at August 31, 2025, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:

	Capital Loss Carryforwards
	Long-Term	Short-Term
Emerging Markets Equity	$—	$71,582,688
Real Estate	22,032,149	3,665,554
U.S. Equity Impact	—	42,734
During the year ended August 31, 2025, Emerging Markets Equity, Focus, Intrinsic Value, Large Cap Value, Real Estate, and U.S. Equity Impact utilized capital loss carryforwards of $17,854,846, $2,898,772, $3,114,159, $311,527,885, $9,531,844, and $397,056, respectively.
Under current tax regulations, capital losses realized on investment transactions after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the current tax rules, the Funds may also defer any realized late-year ordinary losses as occurring on the first day of the following fiscal year. Late-year ordinary losses represent ordinary losses realized on investment transactions after December 31 and specified losses (ordinary losses from the sale, exchange, or other disposition of property, net foreign currency losses and net PFIC mark to market losses) realized on investment transactions after

October 31. For the year ended August 31, 2025, the Funds elected to defer the following late-year ordinary losses and post October capital losses:

	Late-Year Ordinary Loss Deferral	Post October Capital Loss Deferral
Emerging Markets Equity	$50,509	$—
Large Cap Growth	2,580,010	11,197,982
Small Cap Growth	1,160,660	—
The Blocker is taxed as a corporation under the U.S. Internal Revenue Code. As of August 31, 2025, Large Cap Growth had a gross deferred tax asset of $48,308 resulting from deferred interest expense, capital losses and net operating losses in the Blocker and a gross deferred tax liability of $98,707 resulting from appreciation of the underlying holding. As of August 31, 2025, the Blocker has a net deferred tax liability of $50,399.
7
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. Emerging Markets Equity accrues capital gains tax on unrealized and realized gains for certain securities. At August 31, 2025, Emerging Markets Equity had accrued capital gains taxes of $1,172,264, which is reflected in the Statements of Assets and Liabilities. For the year ended August 31, 2025, Emerging Markets Equity had realized capital gains taxes of $1,400,106, which is reflected in the Statements of Operations.
As a result of several European Court of Justice ("ECJ") court cases in certain countries across the European Union ("EU"), certain of the Funds have filed tax reclaims for previously withheld taxes on dividends earned in those countries ("ECJ tax reclaims"). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. When any such ECJ tax reclaims are not "more likely than not" to be sustained, no amounts are included in the Statements of Assets and Liabilities. The Funds have determined that certain ECJ tax reclaims are "more likely than not" to be sustained after examination by tax authorities and are included in "Prepaid expenses and other assets" and "Other accrued expenses and payables" in the Statements of Assets and Liabilities for certain of the Funds. The income recognized from these ECJ tax reclaims is included in "Other income (Note A)" in the Statements of Operations and the cost to file these additional ECJ tax reclaims (which are excluded from contractual expense limitations) is included in "Miscellaneous and other fees" in the Statements of Operations for certain of the Funds. When the total income and/or expenses from these reclaims exceeds five percent of total income and/or total expenses of a Fund, the income recognized is reflected in "Tax reclaims" and the cost to file these additional reclaims is reflected in "Tax reclaim professional fees" in the Statements of Operations.
8
Distributions to shareholders: Each Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in December) and are recorded on the ex-date. However, Equity Income and Real Estate generally distribute net investment income, if any, at the end of each calendar quarter.

It is the policy of Funds that invest in real estate investment trusts ("REITs"), to pass through to their shareholders substantially all REIT distributions and other income they receive, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to these Funds until the following calendar year. At August 31, 2025, these Funds estimated these amounts for the period January 1, 2025 to August 31, 2025 within the financial statements because the 2025 information is not available from the REITs until after these Fund’s fiscal year-end. All estimates are based upon REIT information sources available to these Funds together with actual IRS Forms 1099-DIV received to date. For the year ended August 31, 2025, the character of distributions, if any, paid to shareholders of these Funds disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of these Funds' distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after these Fund’s fiscal year-end. After calendar year-end, when these Funds learn the nature of the distributions paid by REITs during that year, distributions previously identified as income may be recharacterized as return of capital and/or capital gain. After all applicable REITs have informed these Funds of the actual breakdown of distributions paid to these Funds during their fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of these Funds' distributions as reported herein may differ from the final composition determined after calendar year-end and reported to these Funds shareholders on IRS Form 1099-DIV.
9
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., a Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. Each Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

10
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices.
11
Investment company securities and exchange-traded funds: The Funds may invest in shares of other registered investment companies, including exchange-traded funds, within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the Securities and Exchange Commission ("SEC"), particularly

Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if a Fund complies with the conditions of the Rule. Shareholders of a Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
12
Derivative instruments: Certain Funds' use of derivatives during the year ended August 31, 2025, is described below. Please see the Schedule of Investments for each Fund's open positions in derivatives, if any, at August 31, 2025. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless a Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Options: Equity Income used options written to generate incremental returns. Large Cap Growth used options purchased to gain exposure more efficiently than through a direct purchase of the underlying security, to gain exposure to securities, markets, sectors or geographical areas and to manage or adjust the risk profile of the Fund or the risk of individual positions. Large Cap Growth used options written to enhance total return, to gain exposure more efficiently than through a direct purchase of the underlying security, to gain exposure to securities, markets, sectors or geographical areas and to manage or adjust the risk profile of the Fund or the risk of individual positions.
Premiums paid by a Fund upon purchasing a call or put option are recorded in the asset section of the Fund’s Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the asset is eliminated. For purchased call options, a Fund's loss is limited to the amount of the option premium paid.
Premiums received by a Fund upon writing a call option or a put option are recorded in the liability section of the Fund’s Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the liability is eliminated.
When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that a Fund has written expires unexercised, a Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.

At August 31, 2025, the Funds listed below had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

	Asset Derivatives		Liability Derivatives
Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity Income
Options written
Equity risk	—	$—	Option contracts written, at value	$(26,625)
The impact of the use of these derivative instruments on the Statements of Operations during the year ended August 31, 2025, was as follows:

Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Equity Income
Options written
Equity risk	$937,049	$124,680
Large Cap Growth
Options purchased
Equity risk	(330,038)	—
Options written
Equity risk	219,197	—

(a)	Net realized gain/(loss) on derivatives is located in the Statements of Operations each under the caption, "Net realized gain/(loss) on:"

Options purchased	Transactions in investment securities of unaffiliated issuers
Options written	Expiration or closing of option contracts written

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statements of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Options written	Option contracts written

While the Funds may receive rights and warrants in connection with their investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.
Management has concluded that Dividend Growth, Emerging Markets Equity, Focus, Genesis, International Equity, International Select, Intrinsic Value, Large Cap Value, Mid Cap Growth, Mid Cap Intrinsic Value, Multi-Cap Opportunities, Quality Equity, Real Estate, Small Cap Growth and U.S. Equity Impact did not hold any derivative instruments during the year ended August 31, 2025 that require additional disclosures pursuant to ASC 815.
13
Securities lending: Each Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statements of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and a Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statements of Assets and Liabilities under the caption "Investments in securities, at value—Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the applicable Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to that Fund.
As of August 31, 2025, the Funds listed below had outstanding loans of securities to certain approved brokers each with a value as follows:

Value of Securities Loaned
Emerging Markets Equity	$5,920,814
International Equity	15,020,232
International Select	6,812,364
Large Cap Growth	16,141,457
Small Cap Growth	26,039,323
As of August 31, 2025, the Funds listed below had outstanding loans of securities to certain approved brokers for which each received collateral as follows:
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Common Stocks
Emerging Markets Equity	$6,252,183	$—	$—	$—	$6,252,183
International Equity	15,832,445	—	—	—	15,832,445
International Select	7,210,866	—	—	—	7,210,866
Large Cap Growth	16,494,268	—	—	—	16,494,268
Small Cap Growth	29,172,218	—	—	—	29,172,218

(a)	Amounts represent the payable for collateral received for loaned securities.
14
Offsetting assets and liabilities: The Funds are required to disclose both gross and net information for assets and liabilities related to over-the-counter derivatives, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. Emerging Markets Equity, International Equity, International Select, Large Cap Growth and Small Cap Growth held one or more of these investments at August 31, 2025. The Funds’ securities lending assets at fair value are reported gross in the Statements of Assets and Liabilities. The following tables present securities lending assets by counterparty and net of the related collateral received by a Fund as of August 31, 2025.

Description	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Emerging Markets Equity
Securities lending	$5,920,814	$—
International Equity
Securities lending	$15,020,232	$—
International Select
Securities lending	$6,812,364	$—
Large Cap Growth
Securities lending	$16,141,457	$—
Small Cap Growth
Securities lending	$26,039,323	$—

Gross Amounts Not Offset in the Statements of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
Emerging Markets Equity
SSB	$5,920,814	$—	$(5,920,814)	$—	$—	$—	$—	$—
Total	$5,920,814	$—	$(5,920,814)	$—	$—	$—	$—	$—
International Equity
SSB	$15,020,232	$—	$(15,020,232)	$—	$—	$—	$—	$—
Total	$15,020,232	$—	$(15,020,232)	$—	$—	$—	$—	$—
International Select
SSB	$6,812,364	$—	$(6,812,364)	$—	$—	$—	$—	$—
Total	$6,812,364	$—	$(6,812,364)	$—	$—	$—	$—	$—
Large Cap Growth
SSB	$16,141,457	$—	$(16,141,457)	$—	$—	$—	$—	$—
Total	$16,141,457	$—	$(16,141,457)	$—	$—	$—	$—	$—
Small Cap Growth
SSB	$26,039,323	$—	$(26,039,323)	$—	$—	$—	$—	$—
Total	$26,039,323	$—	$(26,039,323)	$—	$—	$—	$—	$—

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A Net Amount greater than zero represents amounts subject to loss as of August 31, 2025, in the event of a counterparty failure. A Net Amount less than zero represents amounts under-collateralized to each counterparty as of August 31, 2025.

15
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.

16
In-kind redemption: In accordance with guidelines described in a Fund’s prospectus and in accordance with procedures adopted by the Board, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares ("in-kind redemption"). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain/(loss) to paid-in capital. During the year ended August 31, 2025, Equity Income, Focus, Genesis, Large Cap Value, Multi-Cap Opportunities and Quality Equity realized net gains of $67,387,853, $19,380,092, $494,190,979, $2,958,189, $38,643,654 and $21,425,693, respectively, on $121,746,268, $36,485,370, $753,072,997, $11,550,778, $48,205,016 and $25,062,500 of in-kind redemptions, which is comprised of $121,695,653, $36,485,132, $749,277,274, $11,161,763, $48,200,101 and $25,062,421 in securities and $50,615, $238, $3,795,723, $389,015, $4,915 and $79 in cash, respectively. During the year ended August 31, 2024, Genesis and Multi-Cap Opportunities realized net gains of $365,127,688 and $34,403,161, respectively, on $565,814,327 and $46,435,805 of in-kind redemptions, which is comprised of $563,693,471 and $46,410,869 in securities and $2,120,855 and $24,936 in cash, respectively.

17
In-kind subscription: Under certain circumstances, and when considered to be in the best interest of a Fund, a Fund may accept portfolio securities rather than cash as payment for the purchase of Fund shares ("in-kind subscription"). The cost basis of contributed securities is equal to the market value of the securities, less any applicable foreign security taxes, on the date of contribution. During the year ended August 31, 2025, Genesis accepted $70,559,364 of in-kind subscriptions which is comprised of $69,850,194 in securities and $709,170 in cash.

18
Investments in private companies: Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering, involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Private placements and other restricted securities may not be listed on an exchange and may have no active trading market. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value.

19
Other: All net investment income and realized and unrealized capital gains and losses of each Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

20
Segment reporting: In this reporting period, each Fund adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. Each Fund's investment manager acts as the Funds' CODM. The CODM has determined that each Fund has a single operating segment because the CODM monitors the operating results of each Fund as a whole and evaluates performance in accordance with each Fund's principal investment strategies as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. Each Fund's total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for each Fund's single segment are consistent with that presented within each Fund's financial statements.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
Each Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, each Fund pays NBIA monthly, an investment management fee at an annual rate as a percentage of average daily net assets according to the following table:

First $250 million	Next $250 million	Next $250 million	Next $250 million	Next $500 million	Next $500 million	Next $500 million	Next $1.5 billion	Next $10 billion	Thereafter
Dividend Growth
0.50%	0.50%	0.50%	0.50%	0.50%	0.475%	0.475%	0.475%	0.45%	0.45%
Emerging Markets Equity(a)
1.00%	0.975%	0.95%	0.925%	0.90%	0.875%	0.875%	0.875%	0.85%	0.85%
Equity Income(b), Focus, International Select, Large Cap Growth, Large Cap Value(b), Mid Cap Growth, Mid Cap Intrinsic Value and Quality Equity(b)
0.55%	0.525%	0.50%	0.475%	0.45%	0.425%	0.425%	0.425%	0.40%	0.40%
Genesis(b)
0.85%	0.80%	0.75%	0.70%	0.65%	0.65%	0.65%	0.65%	0.65%	0.60%
International Equity(a)(b)
0.85%	0.825%	0.80%	0.775%	0.75%	0.725%	0.725%	0.70%	0.70%	0.70%
Intrinsic Value and Small Cap Growth
0.85%	0.80%	0.75%	0.70%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Multi-Cap Opportunities(b)
0.60%	0.575%	0.55%	0.525%	0.50%	0.475%	0.475%	0.475%	0.45%	0.45%
Real Estate(b)
0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
U.S. Equity Impact
0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
(a)
NBIA has voluntarily agreed to waive and/or reimburse its management fee for the below Funds. NBIA may, at its sole discretion, modify or terminate the voluntary waiver and/or reimbursement without notice to the Fund. Fees voluntarily waived and/or reimbursed are not subject to recovery by NBIA.

Fund	Percentage of Average Daily Net Assets Waived and/or Reimbursed	Effective Date(s)	Management Fees Waived for the Year Ended August 31, 2025
Emerging Markets Equity	0.10%	9/1/23	$198,557
International Equity	0.15%	11/21/22	$1,615,171
(b)
NBIA has contractually agreed to waive its Class E management fee for the below Funds. This undertaking lasts until August 31, 2026 and may not be terminated during its term without the consent of the Board. Management fees contractually waived are not subject to recovery by NBIA.

Fund	Annualized Percentage of Average Daily Net Assets Waived	Effective Date(s)	Management Fees Waived for the Year Ended August 31, 2025
Equity Income	0.52%	1/11/22	$ 212,302

Fund	Annualized Percentage of Average Daily Net Assets Waived	Effective Date(s)	Management Fees Waived for the Year Ended August 31, 2025
Genesis	0.66%	1/11/22	$ 1,073,373
International Equity	0.66%	1/11/22	$255,427
Large Cap Value	0.42%	1/11/22	$771,113
Multi-Cap Opportunities	0.60%	1/11/22	$613,626
Quality Equity	0.49%	12/6/23	$161,347
Real Estate	0.80%	1/11/22	$146,431
Accordingly, for the year ended August 31, 2025, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of each Fund’s average daily net assets.

Effective Rate
Dividend Growth	0.50%
Emerging Markets Equity	1.00%(a)
Equity Income	0.51%(b)
Focus	0.53%
Genesis	0.66%(c)
International Equity	0.81%(d)
International Select	0.55%
Intrinsic Value	0.76%
Large Cap Growth	0.46%
Large Cap Value	0.42%(e)
Mid Cap Growth	0.48%
Mid Cap Intrinsic Value	0.55%
Multi-Cap Opportunities	0.60%(f)
Quality Equity	0.49%(g)
Real Estate	0.80%(h)
Small Cap Growth	0.83%

(a)	After waivers, 0.90% annual effective net rate of the Fund’s average daily net assets.
(b)	After waivers, 0.49% annual effective net rate of the Fund’s average daily net assets.
(c)	After waivers, 0.65% annual effective net rate of the Fund’s average daily net assets.
(d)	After waivers, 0.63% annual effective net rate of the Fund’s average daily net assets.
(e)	After waivers, 0.41% annual effective net rate of the Fund’s average daily net assets.
(f)	After waivers, 0.35% annual effective net rate of the Fund’s average daily net assets.
(g)	After waivers, 0.48% annual effective net rate of the Fund’s average daily net assets.
(h)	After waivers, 0.78% annual effective net rate of the Fund’s average daily net assets.
Investment management fee waivers are included in the Statements of Operations under the caption "Fees waived".
Each Fund retains NBIA as its administrator under an Administration Agreement. The administration fee is assessed at the class level and each share class of a Fund, as applicable, pays NBIA monthly, an annual administration fee equal to the following: 0.26% for each of Investor Class, Class A, Class C and Class R3; 0.40% for Trust Class and Advisor Class; 0.15% for Institutional Class; and 0.05% for Class R6, each as a percentage of its average daily net assets. Class E shares do not pay an administration fee. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.

NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Investor Class of each of International Equity, Mid Cap Intrinsic Value and Small Cap Growth and the Trust Class, Advisor Class, Institutional Class, Class A, Class C, Class R3 and Class R6 of each Fund that offers those classes so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings apply to a Fund’s direct expenses and exclude interest, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The expenses of the Blocker are included in the total expenses used to calculate the reimbursement, which Large Cap Growth has agreed to share with the Blocker. For the year ended August 31, 2025, the expenses of the Blocker amounted to $8,776.
At August 31, 2025, the Funds' contingent liabilities to NBIA under the contractual expense limitation agreements were as follows:

			Expenses Reimbursed in Year Ended August 31,
			2023	2024	2025
			Subject to Repayment until August 31,
Class	Contractual Expense Limitation(a)	Expiration	2026	2027	2028
Dividend Growth Institutional Class	0.69%(b)	8/31/28	$241,403	$261,699	$264,216
Dividend Growth Class A	1.05%(c)	8/31/28	6,955	6,977	6,316
Dividend Growth Class C	1.80%(c)	8/31/28	3,277	3,077	1,630
Dividend Growth Class R6	0.59%	8/31/28	283	260	216
Emerging Markets Equity Institutional Class	1.25%(c)	8/31/28	360,925	298,501	218,130
Emerging Markets Equity Class A	1.50%(c)	8/31/28	35,496	46,856	37,378
Emerging Markets Equity Class C	2.25%(c)	8/31/28	4,379	3,742	4,021
Emerging Markets Equity Class R3	1.91%(c)	8/31/28	960	1,144	1,186
Emerging Markets Equity Class R6	1.15%(c)	8/31/28	66,328	25,727	22,020
Equity Income Institutional Class	0.80%	8/31/28	—	—	—
Equity Income Class A	1.16%	8/31/28	—	—	—
Equity Income Class C	1.91%	8/31/28	—	—	—
Equity Income Class R3	1.41%	8/31/28	—	—	—
Focus Trust Class	1.50%	8/31/28	—	—	—
Focus Advisor Class	1.50%	8/31/28	—	—	—
Focus Institutional Class	0.75%	8/31/28	—	127	—
Focus Class A	1.11%	8/31/28	653	493	431
Focus Class C	1.86%	8/31/28	212	222	238
Genesis Trust Class	1.50%	8/31/28	—	—	—
Genesis Advisor Class	1.50%	8/31/28	—	—	—
Genesis Institutional Class	0.85%	8/31/28	—	—	—
Genesis Class R6	0.75%	8/31/28	—	—	—
International Equity Investor Class	1.40%	8/31/28	—	—	—
International Equity Trust Class	2.00%	8/31/28	—	—	—
International Equity Institutional Class	0.85%	8/31/28	232,778	163,216	183,646
International Equity Class A	1.21%	8/31/28	5,259	4,732	3,263
International Equity Class C	1.96%	8/31/28	1,766	1,232	1,253
International Equity Class R6	0.75%	8/31/28	9,720	11,837	10,229

			Expenses Reimbursed in Year Ended August 31,
			2023	2024	2025
			Subject to Repayment until August 31,
Class (cont’d)	Contractual Expense Limitation(a)	Expiration	2026	2027	2028
International Select Trust Class	1.15%	8/31/28	$14,835	$11,304	$12,421
International Select Institutional Class	0.80%	8/31/28	223,646	230,593	243,082
International Select Class A	1.16%	8/31/28	6,474	6,724	7,059
International Select Class C	1.91%	8/31/28	1,509	1,445	1,057
International Select Class R3	1.41%	8/31/28	2,875	2,770	2,639
International Select Class R6	0.70%	8/31/28	516	340	19,993
Intrinsic Value Institutional Class	1.00%	8/31/28	—	—	—
Intrinsic Value Class A	1.36%	8/31/28	—	—	—
Intrinsic Value Class C	2.11%	8/31/28	—	—	—
Intrinsic Value Class R6	0.90%	8/31/28	—	—	—
Large Cap Growth Trust Class	1.50%	8/31/28	—	—	—
Large Cap Growth Advisor Class	1.50%	8/31/28	—	—	—
Large Cap Growth Institutional Class	0.75%	8/31/28	—	—	—
Large Cap Growth Class A	1.11%	8/31/28	—	—	—
Large Cap Growth Class C	1.86%	8/31/28	—	—	—
Large Cap Growth Class R3	1.36%	8/31/28	—	—	—
Large Cap Growth Class R6	0.56%(d)(e)	12/31/25	—	—	—
Large Cap Value Trust Class	1.50%	8/31/28	—	—	—
Large Cap Value Advisor Class	1.50%	8/31/28	—	—	—
Large Cap Value Institutional Class	0.70%	8/31/28	—	—	—
Large Cap Value Class A	1.11%	8/31/28	—	—	—
Large Cap Value Class C	1.86%	8/31/28	—	—	—
Large Cap Value Class R3	1.36%	8/31/28	—	—	—
Large Cap Value Class R6	0.60%	8/31/28	—	—	—
Mid Cap Growth Trust Class	1.50%	8/31/28	—	—	—
Mid Cap Growth Advisor Class	1.50%	8/31/28	—	—	—
Mid Cap Growth Institutional Class	0.75%	8/31/28	—	—	—
Mid Cap Growth Class A	1.11%	8/31/28	—	—	—
Mid Cap Growth Class C	1.86%	8/31/28	—	—	—
Mid Cap Growth Class R3	1.36%	8/31/28	—	—	—
Mid Cap Growth Class R6	0.65%	8/31/28	—	—	—
Mid Cap Intrinsic Value Investor Class	1.50%(c)	8/31/28	3,482	9,216	26,433
Mid Cap Intrinsic Value Trust Class	1.25%(c)	8/31/28	26,407	28,864	30,321
Mid Cap Intrinsic Value Institutional Class	0.85%	8/31/28	63,665	74,104	75,545
Mid Cap Intrinsic Value Class A	1.21%	8/31/28	6,023	7,860	8,711
Mid Cap Intrinsic Value Class C	1.96%	8/31/28	4,347	4,451	4,901
Mid Cap Intrinsic Value Class R3	1.46%	8/31/28	3,273	2,740	3,342
Mid Cap Intrinsic Value Class R6	0.75%	8/31/28	276	208	194
Multi-Cap Opportunities Institutional Class	1.00%	8/31/28	—	—	—
Multi-Cap Opportunities Class A	1.36%	8/31/28	—	—	—
Multi-Cap Opportunities Class C	2.11%	8/31/28	—	—	—

			Expenses Reimbursed in Year Ended August 31,
			2023	2024	2025
			Subject to Repayment until August 31,
Class (cont’d)	Contractual Expense Limitation(a)	Expiration	2026	2027	2028
Quality Equity Trust Class	1.50%	8/31/28	$—	$—	$—
Quality Equity Institutional Class	0.75%	8/31/28	—	—	—
Quality Equity Class A	1.11%	8/31/28	—	—	—
Quality Equity Class C	1.86%	8/31/28	—	—	—
Quality Equity Class R3	1.36%	8/31/28	—	—	—
Quality Equity Class R6	0.65%	8/31/28	—	—	—
Real Estate Trust Class	1.50%(c)	8/31/28	—	—	—
Real Estate Institutional Class	0.85%	8/31/28	968,863	684,581	687,909
Real Estate Class A	1.21%	8/31/28	119,614	101,881	98,776
Real Estate Class C	1.96%	8/31/28	16,910	14,353	12,679
Real Estate Class R3	1.46%	8/31/28	28,692	26,248	26,365
Real Estate Class R6	0.75%	8/31/28	255,521	266,615	271,667
Small Cap Growth Investor Class	1.30%(c)	8/31/28	7,122	15,927	—
Small Cap Growth Trust Class	1.40%(c)	8/31/28	3,589	3,497	2,714
Small Cap Growth Advisor Class	1.60%(c)	8/31/28	1,520	1,341	720
Small Cap Growth Institutional Class	0.90%	8/31/28	337,846	336,103	416,459
Small Cap Growth Class A	1.26%	8/31/28	46,585	46,373	45,778
Small Cap Growth Class C	2.01%	8/31/28	9,514	11,062	12,685
Small Cap Growth Class R3	1.51%	8/31/28	17,434	21,071	26,195
Small Cap Growth Class R6	0.80%	8/31/28	189,641	196,169	238,843
U.S. Equity Impact Institutional Class	0.90%	8/31/28	243,413	266,638	270,897
U.S. Equity Impact Class A	1.26%	8/31/28	4,848	4,375	5,035
U.S. Equity Impact Class C	2.01%	8/31/28	1,216	844	873

(a)	Expense limitation per annum of the respective class's average daily net assets.
(b)	Effective October 3, 2025, the expense limitation will be 0.59%.
(c)
In addition to the contractual undertaking described above, NBIA has voluntarily undertaken to waive fees and/or reimburse certain expenses so that their Operating Expenses, per annum of their respective average daily net assets, are limited to the percentages indicated below. Voluntary reimbursements are not subject to recovery by NBIA and are terminable or subject to modification by NBIA, in its sole discretion, without notice to the Fund.

Class	Voluntary Expense Limitation	Effective Date(s)	Fees Voluntarily Waived for the Year Ended August 31, 2025
Dividend Growth Class A	0.80%	7/23/25	$518
Dividend Growth Class C	0.80%	7/23/25	1,118
Emerging Markets Equity Institutional Class	1.15%	9/1/23	166,349
Emerging Markets Equity Class A	1.40%	9/1/23	14,076
Emerging Markets Equity Class C	2.15%	9/1/23	1,476
Emerging Markets Equity Class R3	1.81%	9/1/23	625
Emerging Markets Equity Class R6	1.05%	9/1/23	16,031

Class	Voluntary Expense Limitation	Effective Date(s)	Fees Voluntarily Waived for the Year Ended August 31, 2025
Mid Cap Intrinsic Value Investor Class	0.96%	1/19/21	$167,897
Mid Cap Intrinsic Value Trust Class	1.20%	1/19/21	2,930
Real Estate Trust Class	1.04%	12/16/11	283,481
Small Cap Growth Investor Class	1.01%	1/19/21	198,609
Small Cap Growth Trust Class	1.25%	1/19/21	6,216
Small Cap Growth Advisor Class	1.40%	1/27/21	3,221

(d)	Effective January 1, 2026, the expense limitation will be 0.65% until August 31, 2028.
(e)	Classes that have had changes to their respective limitations are noted below.

Class	Expense limitation	Prior to
Large Cap Growth R6	0.56%	12/31/25
	0.57%	12/18/24
	0.58%	12/18/23
	0.65%	12/19/22
Each Fund has agreed that each of its respective classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the year ended August 31, 2025, the following classes repaid NBIA under their respective contractual expense limitation agreements as follows:

Class	Expenses Repaid to NBIA
Focus Institutional Class	$2,093
Large Cap Growth Class R6	1,230
Each Fund also has a distribution agreement with Neuberger Berman BD LLC (the "Distributor") with respect to each class of shares. The Distributor acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below, and bears the advertising and promotion expenses.
However, the Distributor receives fees from the Trust Class of each of Focus, International Select, Large Cap Growth, Large Cap Value, Mid Cap Intrinsic Value, Quality Equity, Real Estate and Small Cap Growth, and from the Advisor Class, Class A, Class C and Class R3 of each Fund that offers those classes under their distribution plans (each a "Plan", collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, the Distributor’s activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, the Distributor receives from each of these respective classes a fee at the annual rate of 0.10% of such Trust Class’s, 0.25% of such Advisor Class’s, 0.25% of such Class A’s, 1.00% of such Class C’s and 0.50% of such Class R3’s average daily net assets. The Distributor receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust’s Plans comply with those rules.

Dividend Growth paid the Distributor fees at the annual rate of 0.25% of Class A's average daily net assets and 1.00% of Class C's average daily net assets. Effective from July 23, 2025 to September 11, 2025, the 12b-1 fees for Class A and Class C share classes of Dividend Growth were voluntarily waived until Class A and Class C shares were converted into Institutional Class shares, which amounted to $518 and $1,118, respectively. These waivers are included in the Statements of Operations under the caption "Fees waived."
Class A shares of each Fund are generally sold with an initial sales charge of up to 5.75% and no contingent deferred sales charge ("CDSC"), except that a CDSC of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge. Class C shares of each Fund are sold with no initial sales charge and a 1.00% CDSC if shares are sold within one year after purchase.
For the year ended August 31, 2025, the Distributor, acting as underwriter and broker-dealer, received net initial sales charges from the purchase of Class A shares and CDSCs from the redemption of Class A and Class C shares as follows:

	Underwriter		Broker-Dealer
	Net Initial Sales Charge	CDSC	Net Initial Sales Charge	CDSC
Dividend Growth Class A	$1,096	$—	$—	$—
Dividend Growth Class C	—	—	—	—
Emerging Markets Equity Class A	85	—	—	—
Emerging Markets Equity Class C	—	320	—	—
Equity Income Class A	5,682	—	—	—
Equity Income Class C	—	541	—	—
Focus Class A	1,896	—	—	—
Focus Class C	—	—	—	—
International Equity Class A	51	—	—	—
International Equity Class C	—	242	—	—
International Select Class A	101	—	—	—
International Select Class C	—	100	—	—
Intrinsic Value Class A	1,644	—	—	—
Intrinsic Value Class C	—	1,376	—	—
Large Cap Growth Class A	12,282	—	—	—
Large Cap Growth Class C	—	2,399	—	—
Large Cap Value Class A	20,803	—	—	—
Large Cap Value Class C	—	9,003	—	—
Mid Cap Growth Class A	3,512	—	—	—
Mid Cap Growth Class C	—	859	—	—
Mid Cap Intrinsic Value Class A	373	—	—	—
Mid Cap Intrinsic Value Class C	—	—	—	—
Multi-Cap Opportunities Class A	1,197	—	—	—
Multi-Cap Opportunities Class C	—	435	—	—
Quality Equity Class A	20,580	—	—	—
Quality Equity Class C	—	2,312	—	—
Real Estate Class A	2,341	—	—	—
Real Estate Class C	—	171	—	—
Small Cap Growth Class A	9,168	—	—	—
Small Cap Growth Class C	—	5,265	—	—
U.S. Equity Impact Class A	8	—	—	—
U.S. Equity Impact Class C	—	—	—	—

Note C—Securities Transactions:
During the year ended August 31, 2025, there were purchase and sale transactions of long-term securities (excluding written option contracts) as follows:

	Purchases	Sales
Dividend Growth	$18,248,375	$22,917,902
Emerging Markets Equity	132,293,016	171,708,564
Equity Income	319,325,712	286,220,698
Focus	560,291,487	599,974,247
Genesis	2,235,333,652	2,558,584,985
International Equity	650,562,807	727,641,700
International Select	170,636,433	116,454,722
Intrinsic Value	145,007,344	321,876,848
Large Cap Growth	757,626,992	1,079,226,849
	Purchases	Sales
Large Cap Value	$8,852,383,895	$10,202,071,357
Mid Cap Growth	2,640,204,256	2,670,737,575
Mid Cap Intrinsic Value	8,602,977	15,758,565
Multi-Cap Opportunities	105,244,870	87,785,795
Quality Equity	301,488,318	168,805,699
Real Estate	410,322,786	453,672,491
Small Cap Growth	704,106,462	648,037,409
U.S. Equity Impact	2,170,351	2,244,846

During the year ended August 31, 2025, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the years ended August 31, 2025, and August 31, 2024, was as follows:

	For the Year Ended August 31, 2025				For the Year Ended August 31, 2024
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Dividend Growth
Institutional Class	217,524	119,663	(489,808)	(152,621)	595,980	128,724	(488,912)	235,792
Class A	17,511	2,150	(50,418)	(30,757)	11,257	2,390	(10,310)	3,337
Class C	255	809	(7,131)	(6,067)	1,137	910	(11,580)	(9,533)
Class R6	361	39	(1,835)	(1,435)	—	41	(1,567)	(1,526)
Emerging Markets Equity
Institutional Class	778,180	7,097	(2,260,951)	(1,475,674)	2,367,365	82,170	(20,115,756)	(17,666,221)
Class A	135,591	—	(612,975)	(477,384)	192,540	8,138	(392,401)	(191,723)
Class C	29,823	—	(21,114)	8,709	10,667	328	(49,852)	(38,857)
Class R3	3,510	—	(2,289)	1,221	5,939	260	(12,370)	(6,171)
Class R6	55,838	1,985	(72,301)	(14,478)	102,747	47,690	(6,095,025)	(5,944,588)
Equity Income
Institutional Class	14,228,692	3,224,432	(18,204,449)	(751,325)	5,162,696	2,865,397	(14,058,064)	(6,029,971)
Class A	941,113	540,853	(2,330,700)	(848,734)	871,309	514,409	(2,629,168)	(1,243,450)
Class C	55,898	168,895	(794,593)	(569,800)	85,193	173,507	(1,266,322)	(1,007,622)
Class R3	18,878	3,802	(14,844)	7,836	19,396	2,704	(16,079)	6,021
Class E	191,901	213,461	(171,520)	233,842	208,720	177,541	(203,084)	183,177
Focus(a)
Investor Class	68,367	36,976	(1,684,038)	(1,578,695)	99,285	126,575	(2,045,575)	(1,819,715)
Trust Class	9,745	834	(183,471)	(172,892)	15,018	4,768	(175,560)	(155,774)
Advisor Class	5,730	24	(4,746)	1,008	6,812	42	(15,530)	(8,676)
Institutional Class	1,248,910	2,298	(1,175,550)	75,658	159,673	5,732	(204,320)	(38,915)
Class A	16,376	66	(15,239)	1,203	2,510	388	(24,237)	(21,339)
Class C	338	6	(1,714)	(1,370)	216	—	(1,178)	(962)
Genesis
Investor Class	1,261,532	504,917	(4,281,688)	(2,515,239)	1,820,877	802,947	(3,517,591)	(893,767)
Trust Class	913,782	298,007	(2,743,209)	(1,531,420)	1,182,469	513,616	(3,497,541)	(1,801,456)
Advisor Class	160,787	29,271	(540,049)	(349,991)	193,913	49,846	(409,174)	(165,415)

	For the Year Ended August 31, 2025				For the Year Ended August 31, 2024
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Institutional Class	18,832,091	719,610	(23,351,967)	(3,800,266)	17,428,168	1,160,895	(20,926,689)	(2,337,626)
Class R6	6,204,805	1,445,620	(12,641,241)	(4,990,816)	8,759,969	2,483,694	(15,731,055)	(4,487,392)
Class E	163,215	62,124	(323,091)	(97,752)	240,308	95,944	(257,007)	79,245
International Equity
Investor Class	147,853	203,434	(547,874)	(196,587)	94,253	125,760	(779,628)	(559,615)
Trust Class	122,826	57,649	(263,228)	(82,753)	74,861	34,951	(272,889)	(163,077)
Institutional Class	9,184,202	2,208,841	(13,496,129)	(2,103,086)	5,060,539	1,406,954	(13,997,808)	(7,530,315)
Class A	164,119	22,327	(331,298)	(144,852)	143,102	13,845	(268,904)	(111,957)
Class C	30,292	5,083	(110,569)	(75,194)	6,596	2,240	(124,093)	(115,257)
Class R6	782,660	161,508	(1,422,527)	(478,359)	851,753	92,731	(877,896)	66,588
Class E	368,539	140,971	(342,835)	166,675	243,654	101,958	(270,920)	74,692
International Select
Trust Class	24,536	10,006	(30,959)	3,583	2,908	9,336	(28,329)	(16,085)
Institutional Class	4,861,668	393,409	(2,360,439)	2,894,638	1,722,061	315,709	(2,051,416)	(13,646)
Class A	244,552	4,368	(135,771)	113,149	43,502	4,042	(65,333)	(17,789)
Class C	3,139	883	(20,629)	(16,607)	13,540	935	(20,352)	(5,877)
Class R3	34,721	3,396	(65,706)	(27,589)	15,656	2,751	(18,143)	264
Class R6	1,387,120	28,031	(8,630)	1,406,521	1,018	14	(1,183)	(151)
Intrinsic Value
Institutional Class	11,855,664	375,888	(20,272,598)	(8,041,046)	19,092,049	156,496	(36,756,613)	(17,508,068)
Class A	307,859	14,387	(724,369)	(402,123)	1,459,836	11,206	(3,280,627)	(1,809,585)
Class C	92,654	6,585	(228,482)	(129,243)	139,663	2,175	(323,485)	(181,647)
Class R6	217,180	42,585	(1,069,079)	(809,314)	592,534	14,608	(579,356)	27,786
Large Cap Growth(a)
Investor Class	397,598	3,376,880	(4,687,516)	(913,038)	666,028	2,618,012	(4,625,497)	(1,341,457)
Trust Class	59,525	89,694	(276,229)	(127,010)	70,045	70,512	(166,171)	(25,614)
Advisor Class	509	483	(2,965)	(1,973)	2,204	330	(1,795)	739
Institutional Class	3,581,420	1,001,796	(9,949,977)	(5,366,761)	10,615,903	866,866	(8,904,141)	2,578,628
Class A	210,597	42,926	(263,378)	(9,855)	467,219	36,971	(547,467)	(43,277)
Class C	93,867	46,822	(313,072)	(172,383)	547,979	22,738	(271,164)	299,553
Class R3	6,432	2,915	(19,317)	(9,970)	36,425	2,506	(29,778)	9,153
Class R6	3,178,441	166,437	(3,032,584)	312,294	233,466	5,964	(180,208)	59,222
Large Cap Value
Investor Class	350,863	649,598	(3,460,148)	(2,459,687)	808,593	849,161	(6,049,908)	(4,392,154)
Trust Class	127,277	32,504	(385,922)	(226,141)	123,941	55,119	(1,059,961)	(880,901)
Advisor Class	199,451	41,549	(675,657)	(434,657)	228,279	59,799	(710,923)	(422,845)
Institutional Class	20,413,876	2,459,732	(46,446,305)	(23,572,697)	43,892,016	4,483,372	(134,868,166)	(86,492,778)
Class A	957,810	42,391	(929,144)	71,057	792,326	65,736	(2,450,971)	(1,592,909)
Class C	276,080	38,199	(1,070,624)	(756,345)	524,631	66,994	(2,205,121)	(1,613,496)
Class R3	83,983	3,236	(59,986)	27,233	58,480	5,572	(136,965)	(72,913)
Class R6	1,995,766	279,132	(4,815,996)	(2,541,098)	8,680,879	357,902	(8,013,530)	1,025,251
Class E	122,154	108,946	(171,138)	59,962	184,794	121,844	(245,953)	60,685
Mid Cap Growth(a)
Investor Class	252,067	2,612,592	(2,514,373)	350,286	144,592	954,448	(2,490,859)	(1,391,819)
Trust Class	311,434	122,029	(463,466)	(30,003)	104,178	68,406	(1,291,582)	(1,118,998)
Advisor Class	122,720	22,133	(180,134)	(35,281)	134,998	10,410	(273,062)	(127,654)
Institutional Class	7,027,566	2,467,170	(9,128,306)	366,430	4,839,900	887,189	(9,812,748)	(4,085,659)
Class A	487,626	155,362	(546,576)	96,412	400,844	56,153	(448,960)	8,037
Class C	25,668	30,544	(88,918)	(32,706)	33,907	11,006	(109,226)	(64,313)
Class R3	172,475	42,707	(140,552)	74,630	81,491	16,682	(187,702)	(89,529)
Class R6	13,766,369	3,248,965	(10,060,041)	6,955,293	9,339,006	1,140,040	(10,376,141)	102,905
Mid Cap Intrinsic Value
Investor Class	11,058	66,418	(211,224)	(133,748)	44,647	23,559	(182,249)	(114,043)
Trust Class	5,165	12,295	(23,570)	(6,110)	2,635	4,038	(27,045)	(20,372)
Institutional Class	29,837	31,801	(84,941)	(23,303)	216,205	11,972	(279,044)	(50,867)
Class A	6,631	2,747	(23,628)	(14,250)	21,227	852	(13,834)	8,245

	For the Year Ended August 31, 2025				For the Year Ended August 31, 2024
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class C	2,308	1,739	(2,961)	1,086	4,066	463	(7,935)	(3,406)
Class R3	1,397	1,041	(3,534)	(1,096)	4,734	241	(2,803)	2,172
Class R6	—	—	—	—	—	—	(832)	(832)
Multi-Cap Opportunities
Institutional Class	5,593,364	223,514	(7,687,272)	(1,870,394)	7,167,017	1,987,685	(10,733,215)	(1,578,513)
Class A	348,754	72,195	(864,772)	(443,823)	355,206	606,191	(1,238,430)	(277,033)
Class C	33,743	26,846	(373,433)	(312,844)	99,464	254,286	(519,927)	(166,177)
Class E	469,719	344,315	(391,424)	422,610	401,261	1,891,708	(841,386)	1,451,583
Quality Equity
Investor Class	291,888	464,371	(1,197,917)	(441,658)	560,228	836,111	(1,476,209)	(79,870)
Trust Class	177,017	153,051	(851,306)	(521,238)	270,709	255,579	(398,572)	127,716
Institutional Class	8,511,634	652,399	(4,111,643)	5,052,390	1,608,478	1,144,703	(3,329,836)	(576,655)
Class A	433,807	138,142	(505,368)	66,581	492,906	309,859	(1,537,694)	(734,929)
Class C	89,549	41,916	(244,348)	(112,883)	51,998	73,861	(182,559)	(56,700)
Class R3	55,611	18,329	(127,414)	(53,474)	56,742	36,800	(133,263)	(39,721)
Class R6	1,047,031	130,158	(1,107,233)	69,956	978,534	276,506	(1,646,453)	(391,413)
Class E	234,403	37,125	(59,972)	211,556	557,554	48,775	(51,391)	554,938 (b)
Real Estate
Trust Class	142,777	109,523	(1,550,350)	(1,298,050)	281,870	149,981	(1,642,667)	(1,210,816)
Institutional Class	6,715,694	565,320	(8,613,946)	(1,332,932)	12,638,777	695,177	(21,116,746)	(7,782,792)
Class A	803,604	54,201	(1,144,388)	(286,583)	777,502	73,374	(1,655,041)	(804,165)
Class C	28,163	4,019	(156,053)	(123,871)	27,688	6,386	(169,122)	(135,048)
Class R3	94,758	14,660	(269,499)	(160,081)	181,822	18,521	(282,430)	(82,087)
Class R6	2,283,924	239,188	(2,935,845)	(412,733)	2,170,280	284,737	(3,895,643)	(1,440,626)
Class E	115,182	37,625	(231,075)	(78,268)	172,738	40,901	(204,623)	9,016
Small Cap Growth
Investor Class	82,404	6,028	(191,083)	(102,651)	28,793	—	(156,066)	(127,273)
Trust Class	3,147	374	(13,138)	(9,617)	1,571	—	(4,952)	(3,381)
Advisor Class	9,932	173	(18,460)	(8,355)	4,457	—	(18,836)	(14,379)
Institutional Class	2,330,725	18,434	(1,878,076)	471,083	1,456,879	—	(1,644,597)	(187,718)
Class A	108,902	1,699	(131,944)	(21,343)	95,320	—	(114,844)	(19,524)
Class C	33,977	579	(34,658)	(102)	34,475	—	(20,454)	14,021
Class R3	207,639	909	(87,582)	120,966	67,181	—	(73,878)	(6,697)
Class R6	1,612,704	10,664	(1,182,250)	441,118	661,852	—	(950,887)	(289,035)
U.S. Equity Impact
Institutional Class	9,224	2,400	(26,583)	(14,959)	18,500	3,589	(9,660)	12,429
Class A	2,450	—	(3,722)	(1,272)	8,413	10	(4,791)	3,632
Class C	37	—	—	37	—	—	—	—

(a)
After the close of business on October 10, 2025, the Funds' applicable classes underwent a stock split or reverse stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note G of the Notes to Financial Statements.

(b)	Period from December 6, 2023 (Commencement of Operations) to August 31, 2024.
Note E—Line of Credit:
At August 31, 2025, each Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple SOFR plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. Each Fund that is a participant has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by such Fund and other costs incurred by such Fund. Because several funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for any Fund under the Credit Facility at August 31, 2025.
During the year ended August 31, 2025, no Fund utilized the Credit Facility.
Note F—Investments in Affiliates(a):
	Value at August 31, 2024	Purchases	Sales/ Other Reductions	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at August 31, 2025	Value at August 31, 2025
Genesis
AMERISAFE, Inc.	$59,663,349	$1,698,511	$(3,785,030)	$(3,807,626)	$(868,305)	$5,360,028	1,145,537	$52,900,899
CRA International, Inc.	69,891,613	448,118	(4,894,616)	8,249,769	1,988,160	783,825	390,602	75,683,044
Hagerty, Inc.	33,154,359	19,495,647	—	2,425,192	—	—*	4,810,061	55,075,198
Lindsay Corp.	63,662,088	21,669,017	(6,544,131)	6,751,696	1,178,888	902,598	631,914	86,717,558
Miller Industries, Inc.	—	41,833,743	—	(13,223,823)	—	241,409	679,732	28,609,920
Transcat, Inc.	62,405,450	3,683,946	(2,896,194)	(21,048,039)	857,637	—*	512,243	43,002,800
Winmark Corp.	76,168,456	523,848	(5,053,130)	20,147,751	844,706	2,369,387	199,706	92,631,631
Total for affiliates held as of 8/31/25(b)	$364,945,315	$89,352,830	$(23,173,101)	$(505,080)	$4,001,086	$9,657,247		$434,621,050
Sitio Royalties Corp.	$89,788,015	$3,610,386	$(106,693,630)	$19,797,935	$(6,502,706)	$5,570,966	—	$—
Standex International Corp.	105,148,566	6,969,928	(6,175,562)	12,781,288	810,803	750,174	585,755	119,535,023
Stevanato Group SpA	54,954,902	330,960	(9,558,472)	3,607,996	(289,180)	120,446	2,131,517	49,046,206
Total for securities no longer affiliated as of 8/31/25(c)	$249,891,483	$10,911,274	$(122,427,664)	$36,187,219	$(5,981,083)	$6,441,586		$168,581,229
Total	$614,836,798	$100,264,104	$(145,600,765)	$35,682,139	$(1,979,997)	$16,098,833		$603,202,279
Intrinsic Value
Quantum Corp.	$1,145,492	$—	$(7,430,149)	$26,958,998	$(20,674,341)	$—*	—	$—
Total for securities no longer affiliated as of 8/31/25(d)	$1,145,492	$—	$(7,430,149)	$26,958,998	$(20,674,341)	$—		$—

*	Non-income producing security.
(a)	Affiliated persons, as defined in the 1940 Act.
(b)	At August 31, 2025, these securities amounted to 4.71% of net assets of Genesis.
(c)	At August 31, 2025, the issuers of these securities were no longer affiliated with Genesis.
(d)	At August 31, 2025, the issuers of these securities were no longer affiliated with Intrinsic Value.
Note G—Subsequent Events:
On July 23, 2025, the shareholders of Neuberger Berman Dividend Growth Fund (the "Merging Fund") approved the proposed reorganization of the Merging Fund into Neuberger Berman Core Equity ETF (the "Acquiring ETF"), a series of the Neuberger Berman ETF Trust (the "Merger"). The Merger was completed as of the close of business on October 17, 2025, and the Merging Fund shareholders became shareholders of the Acquiring ETF. The Acquiring ETF shares currently are listed for trading on NYSE Arca, Inc. The Merger qualified as a tax-free reorganization for federal income tax purposes. Further information about the Acquiring ETF, including its Summary Prospectus, Prospectus, and Statement of Additional Information, can be found on our website at www.nb.com.
As previously announced, the Board approved stock splits or reverse stock splits (collectively, the "Stock Split") of the issued and outstanding shares of certain classes of Focus, Large Cap Growth and Mid Cap Growth (collectively, the "Stock Split Funds"). As a result of the Stock Split, for each share of each affected class of each of the Stock Split Funds a shareholder held, the shareholder received a proportional number of shares of the same class of the respective Fund with the same aggregate dollar value.
After the close of business on October 10, 2025, the following classes of the Stock Split Funds underwent a stock split or reverse stock split as follows:

Fund Class	Stock Split Ratio (Old to New)
Focus Trust Class	1: 0.9927
Focus Advisor Class	1: 0.9845
Focus Institutional Class	1: 1.0045
Focus Class A	1: 0.9910
Focus Class C	1: 0.9374

Fund Class	Stock Split Ratio (Old to New)
Large Cap Growth Trust Class	1: 0.9914
Large Cap Growth Advisor Class	1: 0.9657
Large Cap Growth Institutional Class	1: 1.0037
Large Cap Growth Class A	1: 0.9888
Large Cap Growth Class C	1: 0.9301
Large Cap Growth Class R3	1: 0.9682
Large Cap Growth Class R6	1: 1.0048

Fund Class	Stock Split Ratio (Old to New)
Mid Cap Growth Trust Class	1: 0.9951
Mid Cap Growth Advisor Class	1: 0.9834
Mid Cap Growth Institutional Class	1: 1.0073
Mid Cap Growth Class A	1: 0.9899
Mid Cap Growth Class C	1: 0.9551
Mid Cap Growth Class R3	1: 0.9777
Mid Cap Growth Class R6	1: 1.0120

The shares outstanding, NAV per share and other per share information of each affected class for Focus, Large Cap Growth and Mid Cap Growth have been updated in the accompanying financial statements and financial highlights to reflect the effect of the stock split.
Note H—Recent Accounting Pronouncement:
In December 2023, FASB issued Accounting Standards Update No. 2023-09, "Improvements to Income Tax Disclosures" ("ASU 2023-09"). ASU 2023-09 clarifies the guidance in ASC 740 "Income Taxes" to enhance the transparency and decision-usefulness of income tax disclosures, particularly in the rate reconciliation table and disclosures about income taxes paid. The amendments are intended to address investors’ requests for income tax disclosures that provide more information to help them better understand an entity’s exposure to potential changes in tax laws and the ensuing risks and opportunities and to assess income tax information that affects cash flow forecasts and capital allocation decisions. ASU 2023-09 is effective for annual reporting periods beginning after December 15, 2024. Management is currently evaluating the impact, if any, of applying ASU 2023-09.

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Financial Highlights

The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Dividend Growth Fund
Institutional Class
8/31/2025	$21.71	$0.20	$3.24	$3.44	$(0.19)	$(0.37)	$—	$(0.56)
8/31/2024	$18.53	$0.20	$3.52	$3.72	$(0.21)	$(0.33)	$—	$(0.54)
8/31/2023	$17.10	$0.21	$1.92	$2.13	$(0.25)	$(0.45)	$—	$(0.70)
8/31/2022	$19.68	$0.21	$(2.09)	$(1.88)	$(0.17)	$(0.53)	$—	$(0.70)
8/31/2021	$14.76	$0.17	$4.97	$5.14	$(0.22)	$—	$—	$(0.22)

Class A
8/31/2025	$21.74	$0.12	$3.25	$3.37	$(0.12)	$(0.37)	$—	$(0.49)
8/31/2024	$18.56	$0.13	$3.52	$3.65	$(0.14)	$(0.33)	$—	$(0.47)
8/31/2023	$17.13	$0.15	$1.92	$2.07	$(0.19)	$(0.45)	$—	$(0.64)
8/31/2022	$19.68	$0.15	$(2.10)	$(1.95)	$(0.07)	$(0.53)	$—	$(0.60)
8/31/2021	$14.76	$0.10	$4.99	$5.09	$(0.17)	$—	$—	$(0.17)

Class C
8/31/2025	$21.47	$(0.02)	$3.20	$3.18	$—	$(0.37)	$—	$(0.37)
8/31/2024	$18.34	$(0.01)	$3.48	$3.47	$(0.01)	$(0.33)	$—	$(0.34)
8/31/2023	$16.92	$0.02	$1.91	$1.93	$(0.06)	$(0.45)	$—	$(0.51)
8/31/2022	$19.52	$(0.00)	$(2.07)	$(2.07)	$—	$(0.53)	$—	$(0.53)
8/31/2021	$14.65	$(0.03)	$4.95	$4.92	$(0.05)	$—	$—	$(0.05)

Class R6
8/31/2025	$21.75	$0.21	$3.25	$3.46	$(0.21)	$(0.37)	$—	$(0.58)
8/31/2024	$18.56	$0.23	$3.52	$3.75	$(0.23)	$(0.33)	$—	$(0.56)
8/31/2023	$17.13	$0.23	$1.91	$2.14	$(0.26)	$(0.45)	$—	$(0.71)
8/31/2022	$19.70	$0.23	$(2.08)	$(1.85)	$(0.19)	$(0.53)	$—	$(0.72)
8/31/2021	$14.77	$0.18	$4.99	$5.17	$(0.24)	$—	$—	$(0.24)

Emerging Markets Equity Fund
Institutional Class
8/31/2025	$19.74	$0.14	$4.01	$4.15	$(0.03)	$—	$—	$(0.03)
8/31/2024	$17.11	$0.16	$2.70	$2.86	$(0.23)	$—	$—	$(0.23)
8/31/2023	$17.66	$0.20	$(0.68)	$(0.48)	$(0.07)	$—	$—	$(0.07)
8/31/2022	$23.55	$0.28	$(5.93)	$(5.65)	$(0.24)	$—	$—	$(0.24)
8/31/2021	$20.37	$0.06	$3.20	$3.26	$(0.08)	$—	$—	$(0.08)

See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$24.59	16.23%	$111.3	0.96%	0.70%	0.89%	18%
$21.71	20.48%	$101.6	0.98%	0.69%	1.04%	18%
$18.53	12.89%	$82.4	1.02%	0.69%	1.22%	18%
$17.10	(9.99)%	$67.8	1.04%	0.69%	1.13%	21%
$19.68	35.18%	$68.3	1.12%	0.70%	0.96%	32%

$24.62	15.80%	$1.7	1.39%	1.03%	0.55%	18%
$21.74	20.04%	$2.2	1.40%	1.05%	0.68%	18%
$18.56	12.51%	$1.8	1.45%	1.05%	0.87%	18%
$17.13	(10.28)%	$1.6	1.48%	1.05%	0.79%	21%
$19.68	34.73%	$1.4	1.59%	1.06%	0.60%	32%

$24.28	15.02%	$1.0	2.09%	1.70%	(0.11)%	18%
$21.47	19.15%	$1.0	2.11%	1.80%	(0.07)%	18%
$18.34	11.68%	$1.1	2.14%	1.80%	0.11%	18%
$16.92	(10.96)%	$0.9	2.16%	1.80%	(0.02)%	21%
$19.52	33.69%	$1.3	2.25%	1.81%	(0.16)%	32%

$24.63	16.30%	$0.0	1.45%	0.60%	0.94%	18%
$21.75	20.62%	$0.0	1.07%	0.59%	1.18%	18%
$18.56	12.98%	$0.1	1.25%	0.59%	1.31%	18%
$17.13	(9.82)%	$0.0	1.25%	0.59%	1.22%	21%
$19.70	35.34%	$0.0	1.42%	0.60%	1.06%	32%

$23.86	21.04%	$175.8	1.48%	1.15%	0.68%	67%
$19.74	16.95%	$174.6	1.47%	1.16%[e]	0.93%	111%
$17.11	(2.69)%	$453.5	1.34%	1.27%	1.20%	58%
$17.66	(24.20)%	$652.5	1.23%	1.23%	1.37%	39%
$23.55	16.04%	$972.1	1.23%	1.23%[f]	0.25%	47%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Emerging Markets Equity Fund (cont’d)
Class A
8/31/2025	$19.76	$0.06	$4.05	$4.11	$—	$—	$—	$—
8/31/2024	$17.15	$0.15	$2.67	$2.82	$(0.21)	$—	$—	$(0.21)
8/31/2023	$17.70	$0.18	$(0.70)	$(0.52)	$(0.03)	$—	$—	$(0.03)
8/31/2022	$23.60	$0.22	$(5.95)	$(5.73)	$(0.17)	$—	$—	$(0.17)
8/31/2021	$20.43	$(0.01)	$3.21	$3.20	$(0.03)	$—	$—	$(0.03)

Class C
8/31/2025	$19.40	$(0.07)	$3.93	$3.86	$—	$—	$—	$—
8/31/2024	$16.84	$0.00	$2.65	$2.65	$(0.09)	$—	$—	$(0.09)
8/31/2023	$17.49	$0.02	$(0.67)	$(0.65)	$—	$—	$—	$—
8/31/2022	$23.43	$0.07	$(5.90)	$(5.83)	$(0.11)	$—	$—	$(0.11)
8/31/2021	$20.40	$(0.18)	$3.21	$3.03	$—	$—	$—	$—

Class R3
8/31/2025	$19.61	$0.01	$3.97	$3.98	$—	$—	$—	$—
8/31/2024	$17.04	$0.07	$2.66	$2.73	$(0.16)	$—	$—	$(0.16)
8/31/2023	$17.62	$0.10	$(0.68)	$(0.58)	$—	$—	$—	$—
8/31/2022	$23.56	$0.14	$(5.94)	$(5.80)	$(0.14)	$—	$—	$(0.14)
8/31/2021	$20.45	$(0.11)	$3.22	$3.11	$—	$—	$—	$—

Class R6
8/31/2025	$19.73	$0.17	$4.00	$4.17	$(0.05)	$—	$—	$(0.05)
8/31/2024	$17.11	$0.14	$2.73	$2.87	$(0.25)	$—	$—	$(0.25)
8/31/2023	$17.66	$0.22	$(0.68)	$(0.46)	$(0.09)	$—	$—	$(0.09)
8/31/2022	$23.56	$0.30	$(5.93)	$(5.63)	$(0.27)	$—	$—	$(0.27)
8/31/2021	$20.38	$0.10	$3.19	$3.29	$(0.11)	$—	$—	$(0.11)

Equity Income Fund
Institutional Class
8/31/2025	$14.33	$0.31 [g]	$1.36	$1.67	$(0.32)	$(0.66)	$—	$(0.98)
8/31/2024	$12.82	$0.29	$1.99	$2.28	$(0.27)	$(0.50)	$—	$(0.77)
8/31/2023	$13.50	$0.34	$(0.03)	$0.31	$(0.33)	$(0.66)	$—	$(0.99)
8/31/2022	$15.01	$0.34	$(0.27)	$0.07	$(0.33)	$(1.25)	$—	$(1.58)
8/31/2021	$12.42	$0.31	$2.58	$2.89	$(0.30)	$—	$—	$(0.30)

See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$23.87	20.80%	$10.8	1.87%	1.40%	0.30%	67%
$19.76	16.63%	$18.4	1.85%	1.41%[e]	0.84%	111%
$17.15	(2.91)%	$19.3	1.70%	1.52%	1.05%	58%
$17.70	(24.42)%	$18.9	1.59%	1.50%	1.08%	39%
$23.60	15.68%	$32.2	1.57%	1.50%	(0.03)%	47%

$23.26	19.90%	$2.0	2.63%	2.15%	(0.34)%	67%
$19.40	15.80%	$1.5	2.59%	2.16%[e]	0.03%	111%
$16.84	(3.72)%	$1.9	2.44%	2.27%	0.14%	58%
$17.49	(24.97)%	$3.5	2.33%	2.25%	0.32%	39%
$23.43	14.85%	$6.6	2.31%	2.25%	(0.78)%	47%

$23.59	20.30%	$0.7	2.20%	1.81%	0.06%	67%
$19.61	16.15%	$0.6	2.22%	1.82%[e]	0.42%	111%
$17.04	(3.29)%	$0.6	2.08%	1.93%	0.59%	58%
$17.62	(24.73)%	$0.7	1.94%	1.91%	0.70%	39%
$23.56	15.21%	$0.8	1.91%	1.91%[f]	(0.47)%	47%

$23.85	21.20%	$18.0	1.39%	1.05%	0.81%	67%
$19.73	17.02%	$15.2	1.31%	1.06%[e]	0.80%	111%
$17.11	(2.57)%	$114.9	1.22%	1.17%	1.31%	58%
$17.66	(24.13)%	$150.9	1.11%	1.11%	1.47%	39%
$23.56	16.17%	$291.7	1.10%	1.10%[f]	0.43%	47%

$15.02	12.34%[h]	$731.1	0.72%	0.72%	2.14%[g]	31%
$14.33	18.67%	$708.2	0.73%	0.73%	2.24%	28%
$12.82	2.46%	$710.9	0.72%	0.72%	2.63%	30%
$13.50	0.12%	$834.8	0.71%	0.71%	2.35%	44%
$15.01	23.62%	$898.6	0.70%	0.70%	2.28%	35%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Equity Income Fund (cont’d)
Class A
8/31/2025	$14.25	$0.25 [g]	$1.36	$1.61	$(0.26)	$(0.66)	$—	$(0.92)
8/31/2024	$12.76	$0.24	$1.97	$2.21	$(0.22)	$(0.50)	$—	$(0.72)
8/31/2023	$13.44	$0.29	$(0.03)	$0.26	$(0.28)	$(0.66)	$—	$(0.94)
8/31/2022	$14.95	$0.28	$(0.26)	$0.02	$(0.28)	$(1.25)	$—	$(1.53)
8/31/2021	$12.37	$0.27	$2.56	$2.83	$(0.25)	$—	$—	$(0.25)

Class C
8/31/2025	$14.16	$0.15 [g]	$1.35	$1.50	$(0.16)	$(0.66)	$—	$(0.82)
8/31/2024	$12.67	$0.14	$1.97	$2.11	$(0.12)	$(0.50)	$—	$(0.62)
8/31/2023	$13.35	$0.19	$(0.03)	$0.16	$(0.18)	$(0.66)	$—	$(0.84)
8/31/2022	$14.85	$0.17	$(0.25)	$(0.08)	$(0.17)	$(1.25)	$—	$(1.42)
8/31/2021	$12.28	$0.16	$2.55	$2.71	$(0.14)	$—	$—	$(0.14)

Class R3
8/31/2025	$14.24	$0.21 [g]	$1.36	$1.57	$(0.23)	$(0.66)	$—	$(0.89)
8/31/2024	$12.75	$0.21	$1.97	$2.18	$(0.19)	$(0.50)	$—	$(0.69)
8/31/2023	$13.44	$0.25	$(0.03)	$0.22	$(0.25)	$(0.66)	$—	$(0.91)
8/31/2022	$14.94	$0.24	$(0.26)	$(0.02)	$(0.23)	$(1.25)	$—	$(1.48)
8/31/2021	$12.34	$0.22	$2.57	$2.79	$(0.19)	$—	$—	$(0.19)

Class E
8/31/2025	$14.34	$0.40 [g]	$1.36	$1.76	$(0.41)	$(0.66)	$—	$(1.07)
8/31/2024	$12.83	$0.38	$1.99	$2.37	$(0.36)	$(0.50)	$—	$(0.86)
8/31/2023	$13.51	$0.43	$(0.03)	$0.40	$(0.42)	$(0.66)	$—	$(1.08)
Period from 1/11/2022[i] to 8/31/2022	$14.55	$0.29	$(1.11)	$(0.82)	$(0.22)	$—	$—	$(0.22)

Focus Fund
Investor Class
8/31/2025	$29.60	$0.09	$5.56	$5.65	$(0.04)	$(0.02)	$—	$(0.06)
8/31/2024	$23.56	$0.10	$6.09	$6.19	$(0.15)	$—	$—	$(0.15)
8/31/2023	$21.08	$0.09	$2.40	$2.49	$(0.01)	$—	$—	$(0.01)
8/31/2022	$35.97	$(0.00)	$(9.12)	$(9.12)	$—	$(5.77)	$—	$(5.77)
8/31/2021	$28.76	$0.01	$8.80	$8.81	$—	$(1.60)	$—	$(1.60)

Trust Class
8/31/2025[m]	$29.62	$0.02	$5.57	$5.59	$—	$(0.02)	$—	$(0.02)
8/31/2024[m]	$23.57	$0.05	$6.10	$6.15	$(0.10)	$—	$—	$(0.10)
8/31/2023[m]	$21.12	$0.05	$2.40	$2.45	$—	$—	$—	$—
8/31/2022[m]	$36.14	$(0.06)	$(9.15)	$(9.21)	$—	$(5.81)	$—	$(5.81)
8/31/2021[m]	$28.96	$(0.05)	$8.84	$8.79	$—	$(1.61)	$—	$(1.61)

See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$14.94	12.00%[h]	$153.6	1.09%	1.09%	1.79%[g]	31%
$14.25	18.17%	$158.6	1.09%	1.09%	1.88%	28%
$12.76	2.09%	$157.8	1.08%	1.08%	2.26%	30%
$13.44	(0.26)%	$170.7	1.07%	1.07%	1.98%	44%
$14.95	23.19%	$186.8	1.06%	1.06%	1.93%	35%

$14.84	11.15%[h]	$38.1	1.84%	1.84%	1.03%[g]	31%
$14.16	17.38%	$44.4	1.84%	1.84%	1.13%	28%
$12.67	1.28%	$52.5	1.83%	1.83%	1.52%	30%
$13.35	(0.98)%	$67.5	1.82%	1.82%	1.22%	44%
$14.85	22.26%	$83.3	1.81%	1.81%	1.15%	35%

$14.92	11.67%[h]	$0.9	1.37%	1.37%	1.51%[g]	31%
$14.24	17.90%	$0.8	1.37%	1.37%	1.62%	28%
$12.75	1.73%	$0.6	1.37%	1.37%	1.97%	30%
$13.44	(0.51)%	$0.5	1.38%	1.38%	1.66%	44%
$14.94	22.82%	$0.6	1.34%	1.34%	1.61%	35%

$15.03	13.08%[h]	$44.7	0.57%	0.06%	2.81%[g]	31%
$14.34	19.46%	$39.3	0.58%	0.06%	2.91%	28%
$12.83	3.17%	$32.8	0.57%	0.06%	3.28%	30%
$13.51	(5.66)%	$32.0	0.57%[j]	0.06%[j]	3.16%[j]	44%[k,l]

$35.19	19.11%	$728.6	0.90%	0.90%	0.28%	79%
$29.60	26.38%	$659.4	0.91%	0.91%	0.38%	38%
$23.56	11.82%	$567.7	0.91%	0.91%	0.43%	78%
$21.08	(29.67)%	$553.0	0.89%	0.89%	(0.00)%	176%
$35.97	32.06%	$865.3	0.88%	0.88%	0.03%	123%

$35.19	18.90%	$33.9	1.10%	1.10%	0.07%	79%
$29.62	26.13%	$33.7	1.11%	1.11%	0.18%	38%
$23.57	11.59%	$30.5	1.11%	1.11%	0.22%	78%
$21.12	(29.82)%	$31.9	1.10%	1.10%	(0.21)%	176%
$36.14	31.78%	$53.4	1.09%	1.09%	(0.18)%	123%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Focus Fund (cont’d)
Advisor Class
8/31/2025[m]	$29.69	$(0.04)	$5.56	$5.52	$—	$(0.02)	$—	$(0.02)
8/31/2024[m]	$23.62	$(0.01)	$6.11	$6.10	$(0.03)	$—	$—	$(0.03)
8/31/2023[m]	$21.21	$0.01	$2.40	$2.41	$—	$—	$—	$—
8/31/2022[m]	$36.36	$(0.10)	$(9.19)	$(9.29)	$—	$(5.86)	$—	$(5.86)
8/31/2021[m]	$29.20	$(0.12)	$8.91	$8.79	$—	$(1.63)	$—	$(1.63)

Institutional Class
8/31/2025[m]	$29.59	$0.14	$5.56	$5.70	$(0.07)	$(0.02)	$—	$(0.09)
8/31/2024[m]	$23.54	$0.14	$6.09	$6.23	$(0.18)	$—	$—	$(0.18)
8/31/2023[m]	$21.08	$0.13	$2.38	$2.51	$(0.05)	$—	$—	$(0.05)
8/31/2022[m]	$35.89	$0.05	$(9.12)	$(9.07)	$—	$(5.74)	$—	$(5.74)
8/31/2021[m]	$28.65	$0.06	$8.77	$8.83	$—	$(1.59)	$—	$(1.59)

Class A
8/31/2025[m]	$29.63	$0.02	$5.56	$5.58	$—	$(0.02)	$—	$(0.02)
8/31/2024[m]	$23.58	$0.05	$6.10	$6.15	$(0.10)	$—	$—	$(0.10)
8/31/2023[m]	$21.13	$0.06	$2.39	$2.45	$—	$—	$—	$—
8/31/2022[m]	$36.17	$(0.06)	$(9.16)	$(9.22)	$—	$(5.82)	$—	$(5.82)
8/31/2021[m]	$28.99	$(0.06)	$8.85	$8.79	$—	$(1.61)	$—	$(1.61)

Class C
8/31/2025[m]	$29.83	$(0.22)	$5.59	$5.37	$—	$(0.03)	$—	$(0.03)
8/31/2024[m]	$23.83	$(0.15)	$6.15	$6.00	$—	$—	$—	$—
8/31/2023[m]	$21.52	$(0.11)	$2.42	$2.31	$—	$—	$—	$—
8/31/2022[m]	$37.31	$(0.29)	$(9.34)	$(9.63)	$—	$(6.16)	$—	$(6.16)
8/31/2021[m]	$30.16	$(0.32)	$9.18	$8.86	$—	$(1.71)	$—	$(1.71)

Genesis Fund
Investor Class
8/31/2025	$67.75	$0.03	$(1.72)	$(1.69)	$—	$(1.40)	$—	$(1.40)
8/31/2024	$60.75	$0.02	$8.82	$8.84	$(0.02)	$(1.82)	$—	$(1.84)
8/31/2023	$61.48	$0.06	$5.22	$5.28	$—	$(6.01)	$—	$(6.01)
8/31/2022	$80.18	$(0.08)	$(10.47)	$(10.55)	$—	$(8.15)	$—	$(8.15)
8/31/2021	$62.74	$(0.11)	$20.25	$20.14	$—	$(2.70)	$—	$(2.70)

Trust Class
8/31/2025	$67.45	$(0.03)	$(1.72)	$(1.75)	$—	$(1.40)	$—	$(1.40)
8/31/2024	$60.52	$(0.04)	$8.80	$8.76	$(0.01)	$(1.82)	$—	$(1.83)
8/31/2023	$61.33	$0.00	$5.20	$5.20	$—	$(6.01)	$—	$(6.01)
8/31/2022	$80.07	$(0.14)	$(10.45)	$(10.59)	$—	$(8.15)	$—	$(8.15)
8/31/2021	$62.71	$(0.18)	$20.24	$20.06	$—	$(2.70)	$—	$(2.70)

See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$35.19	18.60%	$1.1	1.32%	1.32%	(0.14)%	79%
$29.69	25.87%	$0.9	1.34%	1.34%	(0.06)%	38%
$23.62	11.35%	$1.0	1.34%	1.34%	0.03%	78%
$21.21	(29.93)%	$1.0	1.25%	1.25%	(0.35)%	176%
$36.36	31.49%	$2.1	1.29%	1.29%	(0.38)%	123%

$35.20	19.32%	$29.2	0.75%	0.75%[f]	0.44%	79%
$29.59	26.59%	$22.3	0.76%	0.75%	0.53%	38%
$23.54	11.96%	$18.7	0.76%	0.75%	0.58%	78%
$21.08	(29.57)%	$19.0	0.75%	0.75%	0.18%	176%
$35.89	32.25%	$26.8	0.74%	0.74%[f]	0.17%	123%

$35.19	18.86%	$3.2	1.13%	1.11%	0.05%	79%
$29.63	26.12%	$2.6	1.13%	1.11%	0.18%	38%
$23.58	11.60%	$2.6	1.14%	1.11%	0.26%	78%
$21.13	(29.83)%	$2.1	1.13%	1.11%	(0.21)%	176%
$36.17	31.73%	$2.9	1.11%	1.11%[f]	(0.19)%	123%

$35.17	18.01%	$0.3	1.96%	1.86%	(0.69)%	79%
$29.83	25.16%	$0.3	1.95%	1.86%	(0.57)%	38%
$23.83	10.76%	$0.2	1.95%	1.86%	(0.47)%	78%
$21.52	(30.35)%	$0.3	1.91%	1.86%	(1.01)%	176%
$37.31	30.76%	$0.7	1.89%	1.86%	(1.00)%	123%

$64.66	(2.63)%	$1,550.0	0.99%	0.99%	0.05%	23%
$67.75	14.95%	$1,794.5	0.99%	0.99%	0.03%	13%
$60.75	9.64%	$1,663.4	0.99%	0.99%	0.10%	17%
$61.48	(14.63)%	$1,664.6	0.99%	0.99%	(0.11)%	12%
$80.18	32.89%	$2,106.8	0.99%	0.99%	(0.15)%	12%

$64.30	(2.73)%	$886.8	1.08%	1.08%	(0.04)%	23%
$67.45	14.86%	$1,033.5	1.09%	1.09%	(0.07)%	13%
$60.52	9.52%	$1,036.4	1.09%	1.09%	0.00%	17%
$61.33	(14.71)%	$1,008.4	1.09%	1.09%	(0.21)%	12%
$80.07	32.77%	$1,349.7	1.09%	1.09%	(0.25)%	12%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Genesis Fund (cont’d)
Advisor Class
8/31/2025	$66.11	$(0.19)	$(1.68)	$(1.87)	$—	$(1.40)	$—	$(1.40)
8/31/2024	$59.50	$(0.19)	$8.62	$8.43	$—	$(1.82)	$—	$(1.82)
8/31/2023	$60.53	$(0.14)	$5.12	$4.98	$—	$(6.01)	$—	$(6.01)
8/31/2022	$79.33	$(0.31)	$(10.34)	$(10.65)	$—	$(8.15)	$—	$(8.15)
8/31/2021	$62.31	$(0.36)	$20.08	$19.72	$—	$(2.70)	$—	$(2.70)

Institutional Class
8/31/2025	$67.96	$0.13	$(1.72)	$(1.59)	$—	$(1.40)	$—	$(1.40)
8/31/2024	$60.91	$0.11	$8.85	$8.96	$(0.09)	$(1.82)	$—	$(1.91)
8/31/2023	$61.58	$0.15	$5.23	$5.38	$(0.05)	$(6.00)	$—	$(6.05)
8/31/2022	$80.18	$0.03	$(10.48)	$(10.45)	$—	$(8.15)	$—	$(8.15)
8/31/2021	$62.66	$0.00	$20.24	$20.24	$(0.02)	$(2.70)	$—	$(2.72)

Class R6
8/31/2025	$67.93	$0.20	$(1.72)	$(1.52)	$(0.04)	$(1.40)	$—	$(1.44)
8/31/2024	$60.90	$0.17	$8.85	$9.02	$(0.17)	$(1.82)	$—	$(1.99)
8/31/2023	$61.61	$0.21	$5.23	$5.44	$(0.15)	$(6.00)	$—	$(6.15)
8/31/2022	$80.14	$0.10	$(10.48)	$(10.38)	$—	$(8.15)	$—	$(8.15)
8/31/2021	$62.62	$0.07	$20.23	$20.30	$(0.08)	$(2.70)	$—	$(2.78)

Class E
8/31/2025	$68.24	$0.66	$(1.70)	$(1.04)	$(0.35)	$(1.40)	$—	$(1.75)
8/31/2024	$61.15	$0.61	$8.89	$9.50	$(0.59)	$(1.82)	$—	$(2.41)
8/31/2023	$61.89	$0.63	$5.23	$5.86	$(0.60)	$(6.00)	$—	$(6.60)
Period from 1/11/2022[i] to 8/31/2022	$71.07	$0.35	$(9.53)	$(9.18)	$—	$—	$—	$—

International Equity Fund
Investor Class
8/31/2025	$14.32	$0.14	$0.89	$1.03	$(0.21)	$(0.33)	$—	$(0.54)
8/31/2024	$12.13	$0.22 [g]	$2.26	$2.48	$(0.24)	$(0.05)	$—	$(0.29)
8/31/2023	$11.13	$0.16	$1.42	$1.58	$(0.09)	$(0.49)	$—	$(0.58)
8/31/2022	$17.18	$0.15	$(4.43)	$(4.28)	$(0.14)	$(1.63)	$—	$(1.77)
8/31/2021	$14.04	$0.11	$3.72	$3.83	$(0.09)	$(0.60)	$—	$(0.69)

See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$62.84	(2.97)%	$75.4	1.34%	1.34%	(0.30)%	23%
$66.11	14.55%	$102.5	1.34%	1.34%	(0.32)%	13%
$59.50	9.27%	$102.1	1.34%	1.34%	(0.25)%	17%
$60.53	(14.93)%	$108.6	1.34%	1.34%	(0.46)%	12%
$79.33	32.43%	$148.2	1.34%	1.34%	(0.50)%	12%

$64.97	(2.47)%	$2,303.6	0.83%	0.83%	0.20%	23%
$67.96	15.13%	$2,667.9	0.84%	0.84%	0.18%	13%
$60.91	9.82%	$2,533.4	0.84%	0.84%	0.25%	17%
$61.58	(14.50)%	$2,569.7	0.84%	0.84%	0.04%	12%
$80.18	33.11%	$3,551.7	0.84%	0.84%	0.00%	12%

$64.97	(2.37)%	$4,255.7	0.73%	0.73%	0.31%	23%
$67.93	15.24%	$4,789.0	0.74%	0.74%	0.28%	13%
$60.90	9.92%	$4,566.4	0.74%	0.74%	0.35%	17%
$61.61	(14.41)%	$4,463.8	0.74%	0.74%	0.14%	12%
$80.14	33.23%	$5,744.7	0.74%	0.74%	0.09%	12%

$65.45	(1.67)%	$155.4	0.68%	0.02%	1.02%	23%
$68.24	16.08%	$168.7	0.69%	0.03%	0.99%	13%
$61.15	10.70%	$146.3	0.69%	0.03%	1.06%	17%
$61.89	(12.92)%	$134.0	0.70%[j]	0.03%[j]	0.86%[j]	12%[k,l]

$14.81	7.76%	$75.7	1.22%	1.07%	1.04%	61%
$14.32	20.86%	$76.1	1.26%	1.11%[n]	1.78%[g]	64%
$12.13	14.72%	$71.2	1.21%	1.07%	1.41%	41%
$11.13	(27.43)%	$67.5	1.19%	1.09%	1.09%	49%
$17.18	28.24%	$102.9	1.16%	1.06%	0.70%	26%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
International Equity Fund (cont’d)
Trust Class
8/31/2025	$14.33	$0.13	$0.88	$1.01	$(0.20)	$(0.33)	$—	$(0.53)
8/31/2024	$12.13	$0.22 [g]	$2.25	$2.47	$(0.22)	$(0.05)	$—	$(0.27)
8/31/2023	$11.13	$0.15	$1.43	$1.58	$(0.09)	$(0.49)	$—	$(0.58)
8/31/2022	$17.18	$0.14	$(4.43)	$(4.29)	$(0.13)	$(1.63)	$—	$(1.76)
8/31/2021	$14.04	$0.09	$3.73	$3.82	$(0.08)	$(0.60)	$—	$(0.68)

Institutional Class
8/31/2025	$14.35	$0.17	$0.88	$1.05	$(0.24)	$(0.33)	$—	$(0.57)
8/31/2024	$12.16	$0.25 [g]	$2.26	$2.51	$(0.27)	$(0.05)	$—	$(0.32)
8/31/2023	$11.14	$0.19	$1.43	$1.62	$(0.11)	$(0.49)	$—	$(0.60)
8/31/2022	$17.20	$0.18	$(4.43)	$(4.25)	$(0.18)	$(1.63)	$—	$(1.81)
8/31/2021	$14.06	$0.14	$3.72	$3.86	$(0.12)	$(0.60)	$—	$(0.72)

Class A
8/31/2025	$14.38	$0.12	$0.89	$1.01	$(0.18)	$(0.33)	$—	$(0.51)
8/31/2024	$12.17	$0.20 [g]	$2.27	$2.47	$(0.21)	$(0.05)	$—	$(0.26)
8/31/2023	$11.17	$0.14	$1.43	$1.57	$(0.08)	$(0.49)	$—	$(0.57)
8/31/2022	$17.16	$0.13	$(4.44)	$(4.31)	$(0.05)	$(1.63)	$—	$(1.68)
8/31/2021	$14.03	$0.08	$3.73	$3.81	$(0.08)	$(0.60)	$—	$(0.68)

Class C
8/31/2025	$14.17	$0.01	$0.89	$0.90	$(0.05)	$(0.33)	$—	$(0.38)
8/31/2024	$11.95	$0.10 [g]	$2.24	$2.34	$(0.07)	$(0.05)	$—	$(0.12)
8/31/2023	$10.99	$0.05	$1.42	$1.47	$(0.02)	$(0.49)	$—	$(0.51)
8/31/2022	$17.00	$0.03	$(4.39)	$(4.36)	$(0.02)	$(1.63)	$—	$(1.65)
8/31/2021	$13.94	$(0.03)	$3.69	$3.66	$—	$(0.60)	$—	$(0.60)

Class R6
8/31/2025	$14.35	$0.18	$0.88	$1.06	$(0.26)	$(0.33)	$—	$(0.59)
8/31/2024	$12.18	$0.27 [g]	$2.25	$2.52	$(0.30)	$(0.05)	$—	$(0.35)
8/31/2023	$11.16	$0.21	$1.42	$1.63	$(0.12)	$(0.49)	$—	$(0.61)
8/31/2022	$17.22	$0.19	$(4.43)	$(4.24)	$(0.19)	$(1.63)	$—	$(1.82)
8/31/2021	$14.08	$0.15	$3.73	$3.88	$(0.14)	$(0.60)	$—	$(0.74)

Class E
8/31/2025	$14.39	$0.29	$0.86	$1.15	$(0.35)	$(0.33)	$—	$(0.68)
8/31/2024	$12.25	$0.36 [g]	$2.26	$2.62	$(0.43)	$(0.05)	$—	$(0.48)
8/31/2023	$11.20	$0.29	$1.43	$1.72	$(0.18)	$(0.49)	$—	$(0.67)
Period from 1/11/2022[i] to 8/31/2022	$14.79	$0.19	$(3.78)	$(3.59)	$—	$—	$—	$—

See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$14.81	7.63%	$23.4	1.28%	1.13%	0.98%	61%
$14.33	20.81%	$23.9	1.32%	1.17%[n]	1.71%[g]	64%
$12.13	14.66%	$22.2	1.28%	1.14%	1.32%	41%
$11.13	(27.49)%	$21.8	1.26%	1.16%	1.04%	49%
$17.18	28.17%	$32.4	1.24%	1.14%	0.61%	26%

$14.83	7.93%	$919.2	1.02%	0.85%	1.26%	61%
$14.35	21.08%	$919.5	1.06%	0.89%[n]	1.97%[g]	64%
$12.16	15.09%	$870.5	1.03%	0.86%	1.59%	41%
$11.14	(27.29)%	$953.7	1.00%	0.87%	1.30%	49%
$17.20	28.45%	$1,654.0	0.98%	0.86%	0.92%	26%

$14.88	7.54%	$10.6	1.39%	1.21%	0.89%	61%
$14.38	20.73%	$12.4	1.45%	1.26%[n]	1.61%[g]	64%
$12.17	14.56%	$11.8	1.41%	1.22%	1.22%	41%
$11.17	(27.53)%	$11.1	1.37%	1.23%	0.91%	49%
$17.16	28.05%	$66.1	1.35%	1.22%	0.54%	26%

$14.69	6.76%	$2.5	2.16%	1.96%	0.06%	61%
$14.17	19.72%	$3.4	2.19%	2.01%[n]	0.79%[g]	64%
$11.95	13.78%	$4.3	2.15%	1.97%	0.45%	41%
$10.99	(28.09)%	$4.9	2.12%	1.98%	0.21%	49%
$17.00	27.07%	$8.2	2.10%	1.97%	(0.22)%	26%

$14.82	8.02%	$44.4	0.93%	0.75%	1.33%	61%
$14.35	21.22%	$49.9	0.97%	0.79%[n]	2.14%[g]	64%
$12.18	15.15%	$41.5	0.93%	0.76%	1.80%	41%
$11.16	(27.18)%	$27.7	0.90%	0.77%	1.29%	49%
$17.22	28.57%	$86.0	0.88%	0.76%	1.00%	26%

$14.86	8.75%	$42.7	0.87%	0.07%	2.06%	61%
$14.39	22.09%	$38.9	0.91%	0.10%[n]	2.81%[g]	64%
$12.25	15.97%	$32.2	0.88%	0.07%	2.44%	41%
$11.20	(24.27)%[k]	$28.1	0.86%[j]	0.07%[j]	2.42%[j]	49%[l]

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
International Select Fund
Trust Class
8/31/2025	$14.75	$0.14	$0.83	$0.97	$(0.13)	$(0.26)	$—	$(0.39)
8/31/2024	$12.63	$0.16	$2.29	$2.45	$(0.19)	$(0.14)	$—	$(0.33)
8/31/2023	$11.58	$0.16	$1.45	$1.61	$(0.10)	$(0.46)	$—	$(0.56)
8/31/2022	$17.62	$0.16	$(4.49)	$(4.33)	$(0.09)	$(1.62)	$—	$(1.71)
8/31/2021	$13.91	$0.10	$3.78	$3.88	$(0.07)	$(0.10)	$—	$(0.17)

Institutional Class
8/31/2025	$14.72	$0.19	$0.83	$1.02	$(0.18)	$(0.26)	$—	$(0.44)
8/31/2024	$12.60	$0.21	$2.28	$2.49	$(0.23)	$(0.14)	$—	$(0.37)
8/31/2023	$11.57	$0.20	$1.44	$1.64	$(0.15)	$(0.46)	$—	$(0.61)
8/31/2022	$17.60	$0.21	$(4.47)	$(4.26)	$(0.15)	$(1.62)	$—	$(1.77)
8/31/2021	$13.89	$0.16	$3.77	$3.93	$(0.12)	$(0.10)	$—	$(0.22)

Class A
8/31/2025	$14.60	$0.13	$0.83	$0.96	$(0.13)	$(0.26)	$—	$(0.39)
8/31/2024	$12.50	$0.16	$2.27	$2.43	$(0.19)	$(0.14)	$—	$(0.33)
8/31/2023	$11.47	$0.15	$1.44	$1.59	$(0.10)	$(0.46)	$—	$(0.56)
8/31/2022	$17.47	$0.16	$(4.44)	$(4.28)	$(0.10)	$(1.62)	$—	$(1.72)
8/31/2021	$13.80	$0.10	$3.74	$3.84	$(0.07)	$(0.10)	$—	$(0.17)

Class C
8/31/2025	$14.15	$0.01	$0.82	$0.83	$(0.01)	$(0.26)	$—	$(0.27)
8/31/2024	$12.13	$0.06	$2.20	$2.26	$(0.10)	$(0.14)	$—	$(0.24)
8/31/2023	$11.14	$0.06	$1.40	$1.46	$(0.01)	$(0.46)	$—	$(0.47)
8/31/2022	$17.09	$0.05	$(4.33)	$(4.28)	$(0.05)	$(1.62)	$—	$(1.67)
8/31/2021	$13.54	$(0.02)	$3.67	$3.65	$—	$(0.10)	$—	$(0.10)

Class R3
8/31/2025	$14.43	$0.10	$0.80	$0.90	$(0.10)	$(0.26)	$—	$(0.36)
8/31/2024	$12.36	$0.12	$2.25	$2.37	$(0.16)	$(0.14)	$—	$(0.30)
8/31/2023	$11.35	$0.12	$1.42	$1.54	$(0.07)	$(0.46)	$—	$(0.53)
8/31/2022	$17.32	$0.12	$(4.39)	$(4.27)	$(0.08)	$(1.62)	$—	$(1.70)
8/31/2021	$13.67	$0.06	$3.71	$3.77	$(0.02)	$(0.10)	$—	$(0.12)

Class R6
8/31/2025	$14.73	$0.22	$0.80	$1.02	$(0.19)	$(0.26)	$—	$(0.45)
8/31/2024	$12.61	$0.22	$2.28	$2.50	$(0.24)	$(0.14)	$—	$(0.38)
8/31/2023	$11.57	$0.21	$1.45	$1.66	$(0.16)	$(0.46)	$—	$(0.62)
8/31/2022	$17.61	$0.24	$(4.49)	$(4.25)	$(0.17)	$(1.62)	$—	$(1.79)
8/31/2021	$13.90	$0.13	$3.81	$3.94	$(0.13)	$(0.10)	$—	$(0.23)

See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$15.33	6.94%	$5.7	1.39%	1.15%	0.97%	58%
$14.75	19.82%	$5.5	1.38%	1.15%[e]	1.24%	69%
$12.63	14.41%	$4.9	1.47%	1.16%	1.29%	43%
$11.58	(26.93)%	$4.5	1.41%	1.19%	1.11%	55%
$17.62	28.12%	$6.6	1.41%	1.16%	0.67%	21%

$15.30	7.36%	$210.9	0.94%	0.80%	1.32%	58%
$14.72	20.29%	$160.4	0.96%	0.80%[e]	1.60%	69%
$12.60	14.68%	$137.5	0.98%	0.81%	1.65%	43%
$11.57	(26.61)%	$119.9	1.00%	0.84%	1.48%	55%
$17.60	28.57%	$152.5	0.97%	0.81%	1.01%	21%

$15.17	6.94%	$6.2	1.31%	1.16%	0.90%	58%
$14.60	19.88%	$4.3	1.34%	1.16%[e]	1.21%	69%
$12.50	14.34%	$3.9	1.36%	1.17%	1.28%	43%
$11.47	(26.89)%	$3.1	1.37%	1.20%	1.10%	55%
$17.47	28.07%	$4.5	1.34%	1.17%	0.66%	21%

$14.71	6.16%	$0.5	2.10%	1.91%	0.06%	58%
$14.15	18.95%	$0.7	2.13%	1.91%[e]	0.46%	69%
$12.13	13.49%	$0.7	2.16%	1.92%	0.52%	43%
$11.14	(27.45)%	$0.5	2.15%	1.95%	0.38%	55%
$17.09	27.11%	$0.8	2.12%	1.92%	(0.11)%	21%

$14.97	6.61%	$1.3	1.58%	1.41%	0.73%	58%
$14.43	19.57%	$1.6	1.60%	1.41%[e]	0.97%	69%
$12.36	14.04%	$1.4	1.63%	1.42%	1.03%	43%
$11.35	(27.06)%	$1.2	1.64%	1.45%	0.87%	55%
$17.32	27.74%	$1.9	1.60%	1.42%	0.38%	21%

$15.30	7.39%	$21.7	0.84%	0.70%	1.52%	58%
$14.73	20.39%	$0.2	0.95%	0.70%[e]	1.68%	69%
$12.61	14.90%	$0.1	0.96%	0.71%	1.71%	43%
$11.57	(26.59)%	$0.2	0.89%	0.73%	1.58%	55%
$17.61	28.65%	$1.3	0.88%	0.71%	0.83%	21%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Intrinsic Value Fund
Institutional Class
8/31/2025	$21.21	$0.06	$2.20	$2.26	$—	$(0.20)	$—	$(0.20)
8/31/2024	$19.43	$(0.03)	$1.86	$1.83	$—	$(0.05)	$—	$(0.05)
8/31/2023	$19.00	$(0.01)	$1.11	$1.10	$—	$(0.67)	$—	$(0.67)
8/31/2022	$24.01	$(0.08)	$(3.45)	$(3.53)	$—	$(1.48)	$—	$(1.48)
8/31/2021[o]	$15.13	$(0.11)	$9.31	$9.20	$—	$(0.32)	$—	$(0.32)

Class A
8/31/2025	$20.70	$(0.01)	$2.13	$2.12	$—	$(0.20)	$—	$(0.20)
8/31/2024	$19.03	$(0.10)	$1.82	$1.72	$—	$(0.05)	$—	$(0.05)
8/31/2023	$18.70	$(0.08)	$1.08	$1.00	$—	$(0.67)	$—	$(0.67)
8/31/2022	$23.74	$(0.16)	$(3.40)	$(3.56)	$—	$(1.48)	$—	$(1.48)
8/31/2021[o]	$15.02	$(0.19)	$9.23	$9.04	$—	$(0.32)	$—	$(0.32)

Class C
8/31/2025	$19.71	$(0.15)	$2.01	$1.86	$—	$(0.20)	$—	$(0.20)
8/31/2024	$18.26	$(0.24)	$1.74	$1.50	$—	$(0.05)	$—	$(0.05)
8/31/2023	$18.10	$(0.21)	$1.04	$0.83	$—	$(0.67)	$—	$(0.67)
8/31/2022	$23.19	$(0.30)	$(3.31)	$(3.61)	$—	$(1.48)	$—	$(1.48)
8/31/2021[o]	$14.79	$(0.33)	$9.05	$8.72	$—	$(0.32)	$—	$(0.32)

Class R6
8/31/2025	$21.36	$0.09	$2.21	$2.30	$—	$(0.20)	$—	$(0.20)
8/31/2024	$19.55	$(0.02)	$1.88	$1.86	$—	$(0.05)	$—	$(0.05)
8/31/2023	$19.09	$0.01	$1.12	$1.13	$—	$(0.67)	$—	$(0.67)
8/31/2022	$24.09	$(0.05)	$(3.47)	$(3.52)	$—	$(1.48)	$—	$(1.48)
8/31/2021[o]	$15.17	$(0.09)	$9.33	$9.24	$—	$(0.32)	$—	$(0.32)

Large Cap Growth Fund
Investor Class
8/31/2025[p]	$28.97	$(0.04)	$5.28	$5.24	$(0.05)	$(1.71)	$—	$(1.76)
8/31/2024[p]	$24.23	$0.01	$5.80	$5.81	$(0.07)	$(1.00)	$—	$(1.07)
8/31/2023[p]	$21.86	$0.04	$3.60	$3.64	$(0.00)	$(1.27)	$—	$(1.27)
8/31/2022[p]	$29.38	$0.03	$(4.60)	$(4.57)	$(0.02)	$(2.93)	$—	$(2.95)
8/31/2021[p]	$23.38	$0.03	$7.76	$7.79	$(0.05)	$(1.74)	$—	$(1.79)

See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$23.27	10.68%	$1,024.1	0.96%	0.96%	0.30%	12%
$21.21	9.44%	$1,104.2	0.95%	0.95%[e]	(0.16)%	21%
$19.43	6.12%	$1,351.6	0.95%	0.95%	(0.04)%	10%
$19.00	(15.58)%	$1,204.8	1.00%	1.00%[f]	(0.37)%	12%
$24.01	61.43%	$979.4	1.01%	1.01%[f]	(0.54)%	23%

$22.62	10.26%	$39.1	1.33%	1.33%	(0.06)%	12%
$20.70	9.06%	$44.1	1.31%	1.31%[e]	(0.52)%	21%
$19.03	5.67%	$75.0	1.34%	1.34%[f]	(0.44)%	10%
$18.70	(15.90)%	$49.0	1.36%	1.36%[f]	(0.73)%	12%
$23.74	60.81%	$51.4	1.37%	1.37%	(0.90)%	23%

$21.37	9.45%	$16.0	2.07%	2.07%	(0.80)%	12%
$19.71	8.24%	$17.3	2.07%	2.07%[e]	(1.28)%	21%
$18.26	4.89%	$19.4	2.09%	2.09%[f]	(1.18)%	10%
$18.10	(16.52)%	$20.4	2.11%	2.11%[f]	(1.48)%	12%
$23.19	59.58%	$18.4	2.12%	2.12%[f]	(1.65)%	23%

$23.46	10.79%	$107.1	0.86%	0.86%	0.40%	12%
$21.36	9.54%	$114.8	0.86%	0.86%[e]	(0.08)%	21%
$19.55	6.25%	$104.5	0.85%	0.85%	0.06%	10%
$19.09	(15.49)%	$101.3	0.86%	0.86%	(0.23)%	12%
$24.09	61.54%	$84.0	0.89%	0.89%[f]	(0.44)%	23%

$32.45	18.50%	$2,022.5	0.80%	0.80%	(0.14)%	30%
$28.97	24.80%	$1,832.4	0.81%	0.81%	0.05%	30%
$24.23	18.03%	$1,565.1	0.83%	0.83%	0.20%	35%
$21.86	(17.16)%	$1,408.1	0.83%	0.83%	0.11%	32%
$29.38	35.49%	$1,812.9	0.82%	0.82%	0.11%	28%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Large Cap Growth Fund (cont’d)
Trust Class
8/31/2025[m,p]	$29.02	$(0.10)	$5.27	$5.17	$(0.03)	$(1.72)	$—	$(1.75)
8/31/2024[m,p]	$24.30	$(0.04)	$5.81	$5.77	$(0.04)	$(1.01)	$—	$(1.05)
8/31/2023[m,p]	$21.97	$(0.00)	$3.61	$3.61	$(0.00)	$(1.28)	$—	$(1.28)
8/31/2022[m,p]	$29.56	$(0.02)	$(4.62)	$(4.64)	$(0.00)	$(2.95)	$—	$(2.95)
8/31/2021[m,p]	$23.56	$(0.02)	$7.81	$7.79	$(0.03)	$(1.76)	$—	$(1.79)

Advisor Class
8/31/2025[m,p]	$29.17	$(0.22)	$5.30	$5.08	$(0.03)	$(1.77)	$—	$(1.80)
8/31/2024[m,p]	$24.53	$(0.16)	$5.86	$5.70	$—	$(1.06)	$—	$(1.06)
8/31/2023[m,p]	$22.29	$(0.09)	$3.65	$3.56	$(0.00)	$(1.32)	$—	$(1.32)
8/31/2022[m,p]	$30.08	$(0.07)	$(4.70)	$(4.77)	$—	$(3.02)	$—	$(3.02)
8/31/2021[m,p]	$24.02	$(0.05)	$7.93	$7.88	$(0.02)	$(1.80)	$—	$(1.82)

Institutional Class
8/31/2025[m,p]	$28.94	$0.00	$5.27	$5.27	$(0.06)	$(1.70)	$—	$(1.76)
8/31/2024[m,p]	$24.22	$0.05	$5.80	$5.85	$(0.13)	$(1.00)	$—	$(1.13)
8/31/2023[m,p]	$21.81	$0.08	$3.60	$3.68	$(0.00)	$(1.27)	$—	$(1.27)
8/31/2022[m,p]	$29.31	$0.07	$(4.60)	$(4.53)	$(0.05)	$(2.92)	$—	$(2.97)
8/31/2021[m,p]	$23.32	$0.06	$7.74	$7.80	$(0.08)	$(1.73)	$—	$(1.81)

Class A
8/31/2025[m,p]	$29.03	$(0.11)	$5.27	$5.16	$(0.02)	$(1.73)	$—	$(1.75)
8/31/2024[m,p]	$24.31	$(0.04)	$5.81	$5.77	$(0.04)	$(1.01)	$—	$(1.05)
8/31/2023[m,p]	$21.99	$(0.00)	$3.60	$3.60	$(0.00)	$(1.28)	$—	$(1.28)
8/31/2022[m,p]	$29.60	$(0.02)	$(4.64)	$(4.66)	$—	$(2.95)	$—	$(2.95)
8/31/2021[m,p]	$23.60	$(0.03)	$7.82	$7.79	$(0.03)	$(1.76)	$—	$(1.79)

Class C
8/31/2025[m,p]	$29.32	$(0.33)	$5.30	$4.97	$(0.03)	$(1.83)	$—	$(1.86)
8/31/2024[m,p]	$24.76	$(0.25)	$5.91	$5.66	$—	$(1.10)	$—	$(1.10)
8/31/2023[m,p]	$22.61	$(0.17)	$3.69	$3.52	$(0.00)	$(1.37)	$—	$(1.37)
8/31/2022[m,p]	$30.76	$(0.21)	$(4.80)	$(5.01)	$—	$(3.14)	$—	$(3.14)
8/31/2021[m,p]	$24.71	$(0.23)	$8.15	$7.92	$—	$(1.87)	$—	$(1.87)

Class R3
8/31/2025[m,p]	$29.13	$(0.19)	$5.28	$5.09	$(0.03)	$(1.76)	$—	$(1.79)
8/31/2024[m,p]	$24.46	$(0.11)	$5.83	$5.72	$(0.02)	$(1.03)	$—	$(1.05)
8/31/2023[m,p]	$22.20	$(0.06)	$3.63	$3.57	$(0.00)	$(1.31)	$—	$(1.31)
8/31/2022[m,p]	$30.00	$(0.10)	$(4.69)	$(4.79)	$—	$(3.01)	$—	$(3.01)
8/31/2021[m,p]	$23.98	$(0.11)	$7.94	$7.83	$(0.01)	$(1.80)	$—	$(1.81)

See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$32.44	18.22%	$49.5	1.00%	1.00%	(0.34)%	30%
$29.02	24.54%	$48.0	1.01%	1.01%	(0.15)%	30%
$24.30	17.82%	$40.8	1.03%	1.03%	(0.00)%	35%
$21.97	(17.31)%	$37.7	1.03%	1.03%	(0.10)%	32%
$29.56	35.21%	$52.5	1.03%	1.03%	(0.09)%	28%

$32.45	17.82%	$0.2	1.40%	1.40%	(0.73)%	30%
$29.17	23.99%	$0.2	1.44%	1.44%	(0.59)%	30%
$24.53	17.30%	$0.2	1.34%	1.34%	(0.43)%	35%
$22.29	(17.45)%	$2.3	1.17%	1.17%	(0.29)%	32%
$30.08	34.95%	$8.0	1.19%	1.19%	(0.18)%	28%

$32.45	18.64%	$466.6	0.65%	0.65%	0.02%	30%
$28.94	25.00%	$571.5	0.66%	0.66%	0.20%	30%
$24.22	18.24%	$415.8	0.68%	0.68%	0.34%	35%
$21.81	(17.06)%	$245.1	0.68%	0.68%	0.28%	32%
$29.31	35.68%	$204.8	0.67%	0.67%	0.26%	28%

$32.44	18.23%	$29.5	1.02%	1.02%	(0.36)%	30%
$29.03	24.51%	$26.7	1.02%	1.02%	(0.17)%	30%
$24.31	17.80%	$23.4	1.05%	1.05%	(0.01)%	35%
$21.99	(17.33)%	$12.4	1.05%	1.05%	(0.09)%	32%
$29.60	35.15%	$10.0	1.05%	1.05%	(0.12)%	28%

$32.43	17.36%	$20.1	1.76%	1.76%	(1.10)%	30%
$29.32	23.62%	$23.3	1.77%	1.77%	(0.93)%	30%
$24.76	16.94%	$12.2	1.79%	1.79%	(0.74)%	35%
$22.61	(17.97)%	$3.4	1.80%	1.80%	(0.85)%	32%
$30.76	34.17%	$3.1	1.79%	1.79%	(0.86)%	28%

$32.43	17.90%	$1.4	1.30%	1.30%	(0.63)%	30%
$29.13	24.18%	$1.5	1.28%	1.28%	(0.42)%	30%
$24.46	17.48%	$1.1	1.35%	1.35%[f]	(0.27)%	35%
$22.20	(17.60)%	$0.4	1.36%	1.36%[f]	(0.41)%	32%
$30.00	34.77%	$0.4	1.38%	1.36%	(0.45)%	28%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Large Cap Growth Fund (cont’d)
Class R6
8/31/2025[m,p]	$28.95	$0.03	$5.28	$5.31	$(0.11)	$(1.70)	$—	$(1.81)
8/31/2024[m,p]	$24.22	$0.07	$5.80	$5.87	$(0.15)	$(0.99)	$—	$(1.14)
8/31/2023[m,p]	$21.80	$0.09	$3.59	$3.68	$(0.00)	$(1.26)	$—	$(1.26)
8/31/2022[m,p]	$29.28	$0.07	$(4.58)	$(4.51)	$(0.06)	$(2.91)	$—	$(2.97)
8/31/2021[m,p]	$23.30	$0.07	$7.73	$7.80	$(0.09)	$(1.73)	$—	$(1.82)

Large Cap Value Fund
Investor Class
8/31/2025	$47.30	$0.76	$3.04	$3.80	$(0.98)	$—	$—	$(0.98)
8/31/2024	$42.37	$0.90	$5.04	$5.94	$(1.01)	$—	$—	$(1.01)
8/31/2023	$40.77	$0.86	$1.41	$2.27	$(0.67)	$—	$—	$(0.67)
8/31/2022	$44.85	$0.80	$(2.65)	$(1.85)	$(0.55)	$(1.68)	$—	$(2.23)
8/31/2021	$30.38	$0.66	$14.39	$15.05	$(0.49)	$(0.09)	$—	$(0.58)

Trust Class
8/31/2025	$47.34	$0.67	$3.05	$3.72	$(0.85)	$—	$—	$(0.85)
8/31/2024	$42.38	$0.81	$5.06	$5.87	$(0.91)	$—	$—	$(0.91)
8/31/2023	$40.78	$0.78	$1.41	$2.19	$(0.59)	$—	$—	$(0.59)
8/31/2022	$44.86	$0.72	$(2.65)	$(1.93)	$(0.47)	$(1.68)	$—	$(2.15)
8/31/2021	$30.39	$0.58	$14.41	$14.99	$(0.43)	$(0.09)	$—	$(0.52)

Advisor Class
8/31/2025	$47.33	$0.60	$3.04	$3.64	$(0.79)	$—	$—	$(0.79)
8/31/2024	$42.38	$0.75	$5.06	$5.81	$(0.86)	$—	$—	$(0.86)
8/31/2023	$40.78	$0.71	$1.41	$2.12	$(0.52)	$—	$—	$(0.52)
8/31/2022	$44.85	$0.64	$(2.64)	$(2.00)	$(0.39)	$(1.68)	$—	$(2.07)
8/31/2021	$30.40	$0.51	$14.41	$14.92	$(0.38)	$(0.09)	$—	$(0.47)

Institutional Class
8/31/2025	$47.30	$0.83	$3.04	$3.87	$(1.03)	$—	$—	$(1.03)
8/31/2024	$42.35	$0.96	$5.05	$6.01	$(1.06)	$—	$—	$(1.06)
8/31/2023	$40.75	$0.93	$1.41	$2.34	$(0.74)	$—	$—	$(0.74)
8/31/2022	$44.84	$0.88	$(2.65)	$(1.77)	$(0.64)	$(1.68)	$—	$(2.32)
8/31/2021	$30.38	$0.84	$14.26	$15.10	$(0.55)	$(0.09)	$—	$(0.64)

Class A
8/31/2025	$47.32	$0.66	$3.05	$3.71	$(0.84)	$—	$—	$(0.84)
8/31/2024	$42.36	$0.80	$5.05	$5.85	$(0.89)	$—	$—	$(0.89)
8/31/2023	$40.76	$0.77	$1.41	$2.18	$(0.58)	$—	$—	$(0.58)
8/31/2022	$44.87	$0.71	$(2.65)	$(1.94)	$(0.49)	$(1.68)	$—	$(2.17)
8/31/2021	$30.39	$0.64	$14.33	$14.97	$(0.40)	$(0.09)	$—	$(0.49)

See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$32.45	18.79%	$18.4	0.56%	0.56%[f]	0.09%	30%
$28.95	25.09%	$7.4	0.60%	0.58%	0.26%	30%
$24.22	18.33%	$4.7	0.59%	0.59%[f]	0.40%	35%
$21.80	(17.01)%	$0.2	0.66%	0.65%	0.28%	32%
$29.28	35.72%	$0.2	0.68%	0.65%	0.26%	28%

$50.12	8.23%	$1,514.8	0.74%	0.74%	1.62%	106%
$47.30	14.41%	$1,546.0	0.75%	0.75%	2.11%	81%
$42.37	5.56%	$1,570.7	0.75%	0.75%	2.02%	81%
$40.77	(4.38)%	$1,556.5	0.75%	0.75%	1.81%	82%
$44.85	50.05%	$1,628.3	0.78%	0.78%	1.67%	89%

$50.21	8.01%	$85.4	0.95%	0.95%	1.41%	106%
$47.34	14.18%	$91.3	0.95%	0.95%	1.91%	81%
$42.38	5.35%	$119.0	0.95%	0.95%	1.83%	81%
$40.78	(4.56)%	$117.2	0.96%	0.96%	1.61%	82%
$44.86	49.76%	$112.1	0.99%	0.99%	1.47%	89%

$50.18	7.85%	$116.3	1.10%	1.10%	1.27%	106%
$47.33	14.03%	$130.3	1.10%	1.10%	1.76%	81%
$42.38	5.19%	$134.6	1.10%	1.10%	1.67%	81%
$40.78	(4.70)%	$133.5	1.11%	1.11%	1.45%	82%
$44.85	49.48%	$138.0	1.14%	1.14%	1.31%	89%

$50.14	8.38%	$5,471.6	0.60%	0.60%	1.77%	106%
$47.30	14.60%	$6,276.2	0.60%	0.60%	2.26%	81%
$42.35	5.72%	$9,281.6	0.60%	0.60%	2.19%	81%
$40.75	(4.21)%	$7,555.8	0.61%	0.61%	2.00%	82%
$44.84	50.25%	$4,146.7	0.62%	0.62%	1.96%	89%

$50.19	8.00%	$178.7	0.96%	0.96%	1.41%	106%
$47.32	14.16%	$165.1	0.98%	0.98%	1.88%	81%
$42.36	5.32%	$215.3	0.98%	0.98%	1.80%	81%
$40.76	(4.58)%	$201.5	0.98%	0.98%	1.61%	82%
$44.87	49.67%	$136.5	1.01%	1.01%	1.51%	89%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Large Cap Value Fund (cont’d)
Class C
8/31/2025	$47.16	$0.31	$3.04	$3.35	$(0.49)	$—	$—	$(0.49)
8/31/2024	$42.20	$0.49	$5.05	$5.54	$(0.58)	$—	$—	$(0.58)
8/31/2023	$40.61	$0.46	$1.39	$1.85	$(0.26)	$—	$—	$(0.26)
8/31/2022	$44.90	$0.39	$(2.64)	$(2.25)	$(0.36)	$(1.68)	$—	$(2.04)
8/31/2021	$30.30	$0.40	$14.30	$14.70	$(0.01)	$(0.09)	$—	$(0.10)

Class R3
8/31/2025	$47.09	$0.53	$3.03	$3.56	$(0.74)	$—	$—	$(0.74)
8/31/2024	$42.23	$0.69	$5.03	$5.72	$(0.86)	$—	$—	$(0.86)
8/31/2023	$40.64	$0.67	$1.38	$2.05	$(0.46)	$—	$—	$(0.46)
8/31/2022	$44.88	$0.60	$(2.64)	$(2.04)	$(0.52)	$(1.68)	$—	$(2.20)
8/31/2021	$30.42	$0.52	$14.36	$14.88	$(0.33)	$(0.09)	$—	$(0.42)

Class R6
8/31/2025	$47.30	$0.87	$3.05	$3.92	$(1.09)	$—	$—	$(1.09)
8/31/2024	$42.40	$1.01	$5.04	$6.05	$(1.15)	$—	$—	$(1.15)
8/31/2023	$40.81	$0.98	$1.39	$2.37	$(0.78)	$—	$—	$(0.78)
8/31/2022	$44.89	$0.94	$(2.67)	$(1.73)	$(0.67)	$(1.68)	$—	$(2.35)
8/31/2021	$30.41	$0.78	$14.37	$15.15	$(0.58)	$(0.09)	$—	$(0.67)

Class E
8/31/2025	$47.48	$1.10	$3.05	$4.15	$(1.33)	$—	$—	$(1.33)
8/31/2024	$42.54	$1.21	$5.06	$6.27	$(1.33)	$—	$—	$(1.33)
8/31/2023	$40.93	$1.17	$1.42	$2.59	$(0.98)	$—	$—	$(0.98)
Period from 1/11/2022[i] to 8/31/2022	$45.60	$0.73	$(5.40)	$(4.67)	$—	$—	$—	$—

Mid Cap Growth Fund
Investor Class
8/31/2025	$16.99	$(0.05)	$3.95	$3.90	$—	$(1.68)	$—	$(1.68)
8/31/2024	$14.57	$(0.04)	$2.94	$2.90	$—	$(0.48)	$—	$(0.48)
8/31/2023	$14.62	$(0.01)	$0.60	$0.59	$—	$(0.64)	$—	$(0.64)
8/31/2022	$22.78	$(0.05)	$(4.98)	$(5.03)	$—	$(3.13)	$—	$(3.13)
8/31/2021[o]	$18.45	$(0.12)	$6.36	$6.24	$—	$(1.91)	$—	$(1.91)

See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$50.02	7.18%	$200.4	1.71%	1.71%	0.65%	106%
$47.16	13.33%	$224.6	1.72%	1.72%	1.15%	81%
$42.20	4.54%	$269.1	1.71%	1.71%	1.07%	81%
$40.61	(5.28)%	$222.8	1.72%	1.72%	0.90%	82%
$44.90	48.59%	$102.3	1.74%	1.74%	0.94%	89%

$49.91	7.69%	$11.2	1.24%	1.24%	1.14%	106%
$47.09	13.87%	$9.3	1.24%	1.24%	1.63%	81%
$42.23	5.04%	$11.4	1.24%	1.24%	1.57%	81%
$40.64	(4.82)%	$6.8	1.24%	1.24%	1.36%	82%
$44.88	49.26%	$2.0	1.29%	1.29%	1.29%	89%

$50.13	8.50%	$586.8	0.50%	0.50%	1.86%	106%
$47.30	14.72%	$673.9	0.51%	0.51%	2.38%	81%
$42.40	5.79%	$560.6	0.51%	0.51%	2.32%	81%
$40.81	(4.13)%	$342.4	0.51%	0.51%	2.14%	82%
$44.89	50.39%	$190.6	0.53%	0.53%	1.95%	89%

$50.30	9.00%	$193.8	0.45%	0.02%	2.34%	106%
$47.48	15.27%	$180.1	0.45%	0.03%	2.84%	81%
$42.54	6.32%	$158.8	0.45%	0.03%	2.75%	81%
$40.93	(10.24)%[k]	$146.1	0.46%[j]	0.04%[j]	2.62%[j]	82%[l]

$19.21	23.45%	$594.4	0.83%	0.83%	(0.28)%	144%
$16.99	20.35%	$519.8	0.85%	0.85%	(0.26)%	97%
$14.57	4.41%	$466.2	0.85%	0.85%	(0.08)%	101%
$14.62	(24.92)%	$478.0	0.84%	0.84%	(0.27)%	58%
$22.78	35.63%	$696.4	0.83%	0.83%	(0.57)%	42%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Mid Cap Growth Fund (cont’d)
Trust Class
8/31/2025[m]	$17.01	$(0.07)	$3.95	$3.88	$—	$(1.69)	$—	$(1.69)
8/31/2024[m]	$14.60	$(0.05)	$2.94	$2.89	$—	$(0.48)	$—	$(0.48)
8/31/2023[m]	$14.67	$(0.02)	$0.59	$0.57	$—	$(0.64)	$—	$(0.64)
8/31/2022[m]	$22.88	$(0.07)	$(4.99)	$(5.06)	$—	$(3.15)	$—	$(3.15)
8/31/2021[m,o,q]	$18.55	$(0.14)	$6.39	$6.25	$—	$(1.92)	$—	$(1.92)

Advisor Class
8/31/2025[m]	$17.06	$(0.11)	$3.96	$3.85	$—	$(1.71)	$—	$(1.71)
8/31/2024[m]	$14.69	$(0.09)	$2.95	$2.86	$—	$(0.49)	$—	$(0.49)
8/31/2023[m]	$14.80	$(0.06)	$0.60	$0.54	$—	$(0.65)	$—	$(0.65)
8/31/2022[m]	$23.14	$(0.11)	$(5.05)	$(5.16)	$—	$(3.18)	$—	$(3.18)
8/31/2021[m,o,q]	$18.82	$(0.19)	$6.45	$6.26	$—	$(1.94)	$—	$(1.94)

Institutional Class
8/31/2025[m]	$16.96	$(0.02)	$3.94	$3.92	$—	$(1.67)	$—	$(1.67)
8/31/2024[m]	$14.51	$(0.02)	$2.94	$2.92	$—	$(0.47)	$—	$(0.47)
8/31/2023[m]	$14.54	$0.01	$0.60	$0.61	$—	$(0.64)	$—	$(0.64)
8/31/2022[m]	$22.62	$(0.02)	$(4.95)	$(4.97)	$—	$(3.11)	$—	$(3.11)
8/31/2021[m,o,q]	$18.28	$(0.08)	$6.32	$6.24	$—	$(1.90)	$—	$(1.90)

Class A
8/31/2025[m]	$17.03	$(0.09)	$3.95	$3.86	$—	$(1.69)	$—	$(1.69)
8/31/2024[m]	$14.65	$(0.07)	$2.93	$2.86	$—	$(0.48)	$—	$(0.48)
8/31/2023[m]	$14.73	$(0.04)	$0.61	$0.57	$—	$(0.65)	$—	$(0.65)
8/31/2022[m]	$23.00	$(0.08)	$(5.03)	$(5.11)	$—	$(3.16)	$—	$(3.16)
8/31/2021[m,o,q]	$18.67	$(0.16)	$6.42	$6.26	$—	$(1.93)	$—	$(1.93)

Class C
8/31/2025[m]	$17.19	$(0.22)	$3.98	$3.76	$—	$(1.76)	$—	$(1.76)
8/31/2024[m]	$14.91	$(0.20)	$2.98	$2.78	$—	$(0.50)	$—	$(0.50)
8/31/2023[m]	$15.11	$(0.15)	$0.62	$0.47	$—	$(0.67)	$—	$(0.67)
8/31/2022[m]	$23.80	$(0.23)	$(5.18)	$(5.41)	$—	$(3.28)	$—	$(3.28)
8/31/2021[m,o,q]	$19.51	$(0.34)	$6.63	$6.29	$—	$(2.00)	$—	$(2.00)

Class R3
8/31/2025[m]	$17.09	$(0.13)	$3.96	$3.83	$—	$(1.72)	$—	$(1.72)
8/31/2024[m]	$14.74	$(0.11)	$2.95	$2.84	$—	$(0.49)	$—	$(0.49)
8/31/2023[m]	$14.86	$(0.08)	$0.61	$0.53	$—	$(0.65)	$—	$(0.65)
8/31/2022[m]	$23.27	$(0.13)	$(5.08)	$(5.21)	$—	$(3.20)	$—	$(3.20)
8/31/2021[m,o,q]	$18.95	$(0.21)	$6.48	$6.27	$—	$(1.95)	$—	$(1.95)

See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$19.20	23.29%	$25.7	0.92%	0.92%	(0.38)%	144%
$17.01	20.27%	$23.2	0.94%	0.94%	(0.34)%	97%
$14.60	4.28%	$36.3	0.95%	0.95%	(0.17)%	101%
$14.67	(24.98)%	$53.4	0.93%	0.93%	(0.37)%	58%
$22.88	35.53%	$109.3	0.92%	0.92%	(0.66)%	42%

$19.20	23.00%	$5.7	1.18%	1.18%	(0.63)%	144%
$17.06	19.89%	$5.7	1.19%	1.19%	(0.61)%	97%
$14.69	4.08%	$6.8	1.20%	1.20%	(0.43)%	101%
$14.80	(25.19)%	$8.1	1.19%	1.19%	(0.62)%	58%
$23.14	35.19%	$13.2	1.17%	1.17%	(0.92)%	42%

$19.21	23.63%	$534.5	0.67%	0.67%	(0.12)%	144%
$16.96	20.56%	$465.6	0.68%	0.68%	(0.10)%	97%
$14.51	4.55%	$458.0	0.69%	0.69%	0.08%	101%
$14.54	(24.81)%	$469.7	0.69%	0.69%	(0.10)%	58%
$22.62	35.91%	$481.1	0.67%	0.67%	(0.41)%	42%

$19.20	23.20%	$37.9	1.04%	1.04%	(0.50)%	144%
$17.03	20.03%	$31.9	1.06%	1.06%	(0.47)%	97%
$14.65	4.21%	$27.3	1.06%	1.06%	(0.28)%	101%
$14.73	(25.08)%	$39.0	1.06%	1.06%	(0.47)%	58%
$23.00	35.42%	$48.1	1.04%	1.04%	(0.78)%	42%

$19.19	22.30%	$5.9	1.80%	1.80%	(1.25)%	144%
$17.19	19.11%	$5.8	1.81%	1.81%	(1.22)%	97%
$14.91	3.47%	$6.0	1.81%	1.81%	(1.04)%	101%
$15.11	(25.67)%	$7.7	1.80%	1.80%	(1.24)%	58%
$23.80	34.42%	$13.2	1.79%	1.79%	(1.53)%	42%

$19.20	22.86%	$10.6	1.30%	1.30%	(0.75)%	144%
$17.09	19.73%	$8.2	1.31%	1.31%	(0.73)%	97%
$14.74	3.95%	$8.4	1.32%	1.32%	(0.55)%	101%
$14.86	(25.25)%	$9.9	1.31%	1.31%	(0.75)%	58%
$23.27	35.03%	$18.5	1.29%	1.29%	(1.03)%	42%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Mid Cap Growth Fund (cont’d)
Class R6
8/31/2025[m]	$16.94	$(0.00)	$3.93	$3.93	$—	$(1.66)	$—	$(1.66)
8/31/2024[m]	$14.49	$0.00	$2.92	$2.92	$—	$(0.47)	$—	$(0.47)
8/31/2023[m]	$14.50	$0.03	$0.59	$0.62	$—	$(0.63)	$—	$(0.63)
8/31/2022[m]	$22.52	$(0.00)	$(4.93)	$(4.93)	$—	$(3.09)	$—	$(3.09)
8/31/2021[m,o,q]	$18.17	$(0.06)	$6.30	$6.24	$—	$(1.89)	$—	$(1.89)

Mid Cap Intrinsic Value Fund
Investor Class
8/31/2025	$27.41	$0.23	$1.50	$1.73	$(0.17)	$(1.46)	$—	$(1.63)
8/31/2024	$24.35	$0.16	$3.39	$3.55	$(0.15)	$(0.34)	$—	$(0.49)
8/31/2023	$23.65	$0.24	$0.67	$0.91	$(0.21)	$—	$—	$(0.21)
8/31/2022	$24.69	$0.21	$(1.11)	$(0.90)	$(0.14)	$—	$—	$(0.14)
8/31/2021[o]	$16.03	$0.15	$8.52	$8.67	$(0.01)	$—	$—	$(0.01)

Trust Class
8/31/2025	$27.37	$0.17	$1.49	$1.66	$(0.10)	$(1.46)	$—	$(1.56)
8/31/2024	$24.32	$0.10	$3.39	$3.49	$(0.10)	$(0.34)	$—	$(0.44)
8/31/2023	$23.61	$0.18	$0.68	$0.86	$(0.15)	$—	$—	$(0.15)
8/31/2022	$24.63	$0.15	$(1.11)	$(0.96)	$(0.06)	$—	$—	$(0.06)
8/31/2021[o]	$16.02	$0.10	$8.52	$8.62	$(0.01)	$—	$—	$(0.01)

Institutional Class
8/31/2025	$27.38	$0.26	$1.50	$1.76	$(0.19)	$(1.46)	$—	$(1.65)
8/31/2024	$24.33	$0.18	$3.39	$3.57	$(0.18)	$(0.34)	$—	$(0.52)
8/31/2023	$23.63	$0.26	$0.68	$0.94	$(0.24)	$—	$—	$(0.24)
8/31/2022	$24.65	$0.24	$(1.11)	$(0.87)	$(0.15)	$—	$—	$(0.15)
8/31/2021[o]	$16.02	$0.18	$8.51	$8.69	$(0.06)	$—	$—	$(0.06)

Class A
8/31/2025	$27.37	$0.16	$1.50	$1.66	$(0.10)	$(1.46)	$—	$(1.56)
8/31/2024	$24.34	$0.09	$3.39	$3.48	$(0.11)	$(0.34)	$—	$(0.45)
8/31/2023	$23.62	$0.18	$0.68	$0.86	$(0.14)	$—	$—	$(0.14)
8/31/2022	$24.63	$0.15	$(1.10)	$(0.95)	$(0.06)	$—	$—	$(0.06)
8/31/2021[o]	$16.03	$0.11	$8.50	$8.61	$(0.01)	$—	$—	$(0.01)

Class C
8/31/2025	$26.84	$(0.03)	$1.46	$1.43	$—	$(1.46)	$—	$(1.46)
8/31/2024	$23.95	$(0.09)	$3.32	$3.23	$—	$(0.34)	$—	$(0.34)
8/31/2023	$23.30	$(0.00)	$0.66	$0.66	$(0.01)	$—	$—	$(0.01)
8/31/2022	$24.43	$(0.04)	$(1.09)	$(1.13)	$—	$—	$—	$—
8/31/2021[o]	$16.00	$(0.06)	$8.49	$8.43	$—	$—	$—	$—

See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$19.21	23.73%	$854.4	0.57%	0.57%	(0.03)%	144%
$16.94	20.64%	$635.3	0.59%	0.59%	0.00%	97%
$14.49	4.68%	$541.9	0.60%	0.60%	0.18%	101%
$14.50	(24.71)%	$538.5	0.59%	0.59%	(0.01)%	58%
$22.52	35.99%	$753.3	0.57%	0.57%	(0.31)%	42%

$27.51	6.35%	$29.8	1.59%	0.96%	0.88%	16%
$27.41	14.78%	$33.4	1.53%	0.96%	0.63%	29%
$24.35	3.88%	$32.4	1.51%	0.96%	0.99%	15%
$23.65	(3.67)%	$32.7	1.45%	0.96%	0.85%	22%
$24.69	54.09%	$35.2	1.49%	1.01%	0.68%	31%

$27.47	6.10%	$6.0	1.77%	1.20%	0.65%	16%
$27.37	14.49%	$6.2	1.73%	1.20%	0.38%	29%
$24.32	3.66%	$6.0	1.70%	1.20%	0.75%	15%
$23.61	(3.90)%	$6.1	1.63%	1.20%	0.61%	22%
$24.63	53.86%	$6.9	1.69%	1.22%	0.48%	31%

$27.49	6.51%	$13.9	1.40%	0.85%	0.99%	16%
$27.38	14.88%	$14.5	1.36%	0.85%	0.70%	29%
$24.33	4.00%	$14.1	1.34%	0.85%	1.09%	15%
$23.63	(3.55)%	$13.1	1.28%	0.85%	0.97%	22%
$24.65	54.34%	$15.2	1.32%	0.86%	0.84%	31%

$27.47	6.11%	$1.2	1.82%	1.21%	0.61%	16%
$27.37	14.47%	$1.5	1.78%	1.21%	0.36%	29%
$24.34	3.65%	$1.2	1.75%	1.21%	0.75%	15%
$23.62	(3.88)%	$1.2	1.68%	1.21%	0.59%	22%
$24.63	53.74%	$1.5	1.73%	1.22%	0.50%	31%

$26.81	5.32%	$0.9	2.55%	1.96%	(0.11)%	16%
$26.84	13.61%	$0.9	2.51%	1.96%	(0.36)%	29%
$23.95	2.85%	$0.9	2.47%	1.96%	(0.00)%	15%
$23.30	(4.63)%	$0.9	2.42%	1.96%	(0.15)%	22%
$24.43	52.69%	$1.0	2.47%	1.97%	(0.26)%	31%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Mid Cap Intrinsic Value Fund (cont’d)
Class R3
8/31/2025	$27.31	$0.10	$1.49	$1.59	$(0.05)	$(1.46)	$—	$(1.51)
8/31/2024	$24.26	$0.03	$3.38	$3.41	$(0.02)	$(0.34)	$—	$(0.36)
8/31/2023	$23.56	$0.12	$0.67	$0.79	$(0.09)	$—	$—	$(0.09)
8/31/2022	$24.59	$0.09	$(1.10)	$(1.01)	$(0.02)	$—	$—	$(0.02)
8/31/2021[o]	$16.03	$0.05	$8.51	$8.56	$—	$—	$—	$—

Class R6
8/31/2025	$27.39	$0.29	$1.49	$1.78	$(0.22)	$(1.46)	$—	$(1.68)
8/31/2024	$24.34	$0.24	$3.35	$3.59	$(0.20)	$(0.34)	$—	$(0.54)
8/31/2023	$23.64	$0.29	$0.67	$0.96	$(0.26)	$—	$—	$(0.26)
8/31/2022	$24.65	$0.26	$(1.09)	$(0.83)	$(0.18)	$—	$—	$(0.18)
8/31/2021[o]	$16.03	$0.20	$8.50	$8.70	$(0.08)	$—	$—	$(0.08)

Multi-Cap Opportunities Fund
Institutional Class
8/31/2025	$10.37	$0.02	$1.22	$1.24	$(0.01)	$(0.29)	$—	$(0.30)
8/31/2024	$10.17	$0.03	$2.16	$2.19	$(0.01)	$(1.98)	$—	$(1.99)
8/31/2023	$11.71	$0.03	$1.18	$1.21	$(0.04)	$(2.71)	$—	$(2.75)
8/31/2022	$18.55	$0.04	$(2.00)	$(1.96)	$(0.05)	$(4.83)	$—	$(4.88)
8/31/2021[o]	$17.03	$0.05	$5.17	$5.22	$(0.05)	$(3.65)	$—	$(3.70)

Class A
8/31/2025	$10.34	$(0.02)	$1.21	$1.19	$—	$(0.29)	$—	$(0.29)
8/31/2024	$10.16	$(0.01)	$2.17	$2.16	$—	$(1.98)	$—	$(1.98)
8/31/2023	$11.71	$(0.01)	$1.18	$1.17	$(0.01)	$(2.71)	$—	$(2.72)
8/31/2022	$18.55	$(0.01)	$(1.99)	$(2.00)	$(0.01)	$(4.83)	$—	$(4.84)
8/31/2021[o]	$17.05	$(0.01)	$5.16	$5.15	$—	$(3.65)	$—	$(3.65)

Class C
8/31/2025	$9.67	$(0.09)	$1.13	$1.04	$—	$(0.29)	$—	$(0.29)
8/31/2024	$9.69	$(0.08)	$2.04	$1.96	$—	$(1.98)	$—	$(1.98)
8/31/2023	$11.35	$(0.08)	$1.13	$1.05	$—	$(2.71)	$—	$(2.71)
8/31/2022	$18.23	$(0.11)	$(1.94)	$(2.05)	$—	$(4.83)	$—	$(4.83)
8/31/2021[o]	$16.92	$(0.13)	$5.09	$4.96	$—	$(3.65)	$—	$(3.65)

See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$27.39	5.86%	$0.5	2.11%	1.46%	0.39%	16%
$27.31	14.19%	$0.5	2.06%	1.46%	0.13%	29%
$24.26	3.36%	$0.4	2.01%	1.46%	0.52%	15%
$23.56	(4.11)%	$0.7	1.94%	1.46%	0.35%	22%
$24.59	53.42%	$0.8	1.98%	1.47%	0.22%	31%

$27.49	6.56%	$0.0	2.65%	0.75%	1.11%	16%
$27.39	14.98%	$0.0	1.72%	0.75%	0.95%	29%
$24.34	4.11%	$0.0	1.71%	0.75%	1.20%	15%
$23.64	(3.42)%	$0.0	1.55%	0.75%	1.06%	22%
$24.65	54.45%	$0.0	1.72%	0.76%	0.94%	31%

$11.31	12.15%	$102.0	0.88%	0.88%	0.21%	36%
$10.37	25.56%	$112.9	0.88%	0.88%	0.26%	25%
$10.17	12.81%	$126.8	0.87%	0.87%	0.30%	14%
$11.71	(14.66)%	$208.9	0.82%	0.82%	0.28%	16%
$18.55	36.24%	$490.7	0.81%	0.81%	0.33%	15%

$11.24	11.65%	$28.7	1.25%	1.25%	(0.16)%	36%
$10.34	25.15%	$31.0	1.25%	1.25%	(0.11)%	25%
$10.16	12.37%	$33.3	1.25%	1.25%	(0.08)%	14%
$11.71	(14.92)%	$41.2	1.19%	1.19%	(0.06)%	16%
$18.55	35.69%	$53.1	1.18%	1.18%	(0.04)%	15%

$10.42	10.90%	$7.9	2.00%	2.00%	(0.90)%	36%
$9.67	24.19%	$10.4	2.00%	2.00%	(0.85)%	25%
$9.69	11.63%	$12.0	1.99%	1.99%	(0.82)%	14%
$11.35	(15.58)%	$15.6	1.94%	1.94%	(0.82)%	16%
$18.23	34.66%	$27.2	1.93%	1.93%	(0.78)%	15%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Multi-Cap Opportunities Fund (cont’d)
Class E
8/31/2025	$10.35	$0.10	$1.21	$1.31	$(0.09)	$(0.29)	$—	$(0.38)
8/31/2024	$10.17	$0.10	$2.17	$2.27	$(0.11)	$(1.98)	$—	$(2.09)
8/31/2023	$11.76	$0.11	$1.18	$1.29	$(0.17)	$(2.71)	$—	$(2.88)
Period from 1/11/2022[i] to 8/31/2022	$13.99	$0.09	$(2.32)	$(2.23)	$—	$—	$—	$—

Quality Equity Fund
Investor Class
8/31/2025	$48.55	$(0.01)	$7.16	$7.15	$—	$(2.87)	$—	$(2.87)
8/31/2024	$40.54	$0.02	$11.90	$11.92	$(0.10)	$(3.81)	$—	$(3.91)
8/31/2023	$38.86	$0.14	$5.05	$5.19	$(0.01)	$(3.50)	$—	$(3.51)
8/31/2022	$49.85	$0.18	$(6.29)	$(6.11)	$(0.34)	$(4.54)	$—	$(4.88)
8/31/2021[o]	$39.44	$0.18	$12.84	$13.02	$(0.26)	$(2.35)	$—	$(2.61)

Trust Class
8/31/2025	$48.51	$(0.10)	$7.14	$7.04	$—	$(2.87)	$—	$(2.87)
8/31/2024	$40.52	$(0.06)	$11.91	$11.85	$(0.05)	$(3.81)	$—	$(3.86)
8/31/2023	$38.91	$0.07	$5.04	$5.11	$—	$(3.50)	$—	$(3.50)
8/31/2022	$49.90	$0.10	$(6.30)	$(6.20)	$(0.25)	$(4.54)	$—	$(4.79)
8/31/2021[o]	$39.47	$0.10	$12.85	$12.95	$(0.17)	$(2.35)	$—	$(2.52)

Institutional Class
8/31/2025	$48.46	$0.08	$7.14	$7.22	$(0.05)	$(2.87)	$—	$(2.92)
8/31/2024	$40.45	$0.10	$11.88	$11.98	$(0.16)	$(3.81)	$—	$(3.97)
8/31/2023	$38.79	$0.20	$5.04	$5.24	$(0.08)	$(3.50)	$—	$(3.58)
8/31/2022	$49.78	$0.25	$(6.27)	$(6.02)	$(0.43)	$(4.54)	$—	$(4.97)
8/31/2021[o]	$39.40	$0.26	$12.81	$13.07	$(0.34)	$(2.35)	$—	$(2.69)

Class A
8/31/2025	$48.40	$(0.10)	$7.11	$7.01	$—	$(2.87)	$—	$(2.87)
8/31/2024	$40.44	$(0.06)	$11.88	$11.82	$(0.05)	$(3.81)	$—	$(3.86)
8/31/2023	$38.84	$0.06	$5.04	$5.10	$—	$(3.50)	$—	$(3.50)
8/31/2022	$49.84	$0.09	$(6.28)	$(6.19)	$(0.27)	$(4.54)	$—	$(4.81)
8/31/2021[o]	$39.43	$0.10	$12.83	$12.93	$(0.17)	$(2.35)	$—	$(2.52)

Class C
8/31/2025	$46.60	$(0.45)	$6.81	$6.36	$—	$(2.87)	$—	$(2.87)
8/31/2024	$39.30	$(0.37)	$11.48	$11.11	$—	$(3.81)	$—	$(3.81)
8/31/2023	$38.11	$(0.21)	$4.90	$4.69	$—	$(3.50)	$—	$(3.50)
8/31/2022	$49.19	$(0.24)	$(6.17)	$(6.41)	$—	$(4.67)	$—	$(4.67)
8/31/2021[o]	$39.07	$(0.23)	$12.70	$12.47	$—	$(2.35)	$—	$(2.35)

See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$11.28	12.96%	$111.4	0.73%	0.13%	0.96%	36%
$10.35	26.58%	$97.8	0.73%	0.13%	1.01%	25%
$10.17	13.70%	$81.4	0.72%	0.12%	1.05%	14%
$11.76	(15.94)%[k]	$71.6	0.69%[j]	0.10%[j]	1.11%[j]	16%[l]

$52.83	15.01%	$434.8	0.86%	0.86%	(0.02)%	10%
$48.55	31.60%	$421.1	0.88%	0.88%	0.05%	8%
$40.54	14.74%	$354.8	0.87%	0.87%	0.36%	20%
$38.86	(13.70)%	$346.2	0.85%	0.85%	0.40%	14%
$49.85	34.45%	$437.8	0.84%	0.84%	0.40%	16%

$52.68	14.79%	$120.7	1.03%	1.03%	(0.19)%	10%
$48.51	31.40%	$136.4	1.06%	1.06%	(0.13)%	8%
$40.52	14.49%	$108.8	1.05%	1.05%	0.18%	20%
$38.91	(13.85)%	$108.5	1.03%	1.03%	0.22%	14%
$49.90	34.21%	$148.7	1.02%	1.02%	0.23%	16%

$52.76	15.19%	$969.0	0.68%	0.68%	0.16%	10%
$48.46	31.86%	$645.2	0.70%	0.70%	0.22%	8%
$40.45	14.92%	$561.9	0.70%	0.70%	0.53%	20%
$38.79	(13.55)%	$608.2	0.68%	0.68%	0.57%	14%
$49.78	34.68%	$896.3	0.67%	0.67%	0.58%	16%

$52.54	14.76%	$153.0	1.05%	1.05%	(0.21)%	10%
$48.40	31.39%	$137.7	1.07%	1.07%	(0.15)%	8%
$40.44	14.49%	$144.8	1.06%	1.06%	0.17%	20%
$38.84	(13.86)%	$133.1	1.04%	1.04%	0.21%	14%
$49.84	34.17%	$160.6	1.04%	1.04%	0.21%	16%

$50.09	13.90%	$34.4	1.80%	1.80%	(0.96)%	10%
$46.60	30.39%	$37.3	1.82%	1.82%	(0.89)%	8%
$39.30	13.64%	$33.7	1.82%	1.82%	(0.58)%	20%
$38.11	(14.49)%	$36.4	1.79%	1.79%	(0.55)%	14%
$49.19	33.19%	$48.0	1.79%	1.79%	(0.53)%	16%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Quality Equity Fund (cont’d)
Class R3
8/31/2025	$48.19	$(0.23)	$7.08	$6.85	$—	$(2.87)	$—	$(2.87)
8/31/2024	$40.34	$(0.17)	$11.83	$11.66	$—	$(3.81)	$—	$(3.81)
8/31/2023	$38.84	$(0.03)	$5.03	$5.00	$—	$(3.50)	$—	$(3.50)
8/31/2022	$49.82	$(0.02)	$(6.29)	$(6.31)	$—	$(4.67)	$—	$(4.67)
8/31/2021[o]	$39.41	$(0.01)	$12.84	$12.83	$(0.07)	$(2.35)	$—	$(2.42)

Class R6
8/31/2025	$48.45	$0.12	$7.15	$7.27	$(0.07)	$(2.87)	$—	$(2.94)
8/31/2024	$40.45	$0.14	$11.87	$12.01	$(0.20)	$(3.81)	$—	$(4.01)
8/31/2023	$38.80	$0.24	$5.03	$5.27	$(0.12)	$(3.50)	$—	$(3.62)
8/31/2022	$49.79	$0.29	$(6.27)	$(5.98)	$(0.47)	$(4.54)	$—	$(5.01)
8/31/2021[o]	$39.41	$0.30	$12.82	$13.12	$(0.39)	$(2.35)	$—	$(2.74)

Class E
8/31/2025	$48.59	$0.40	$7.18	$7.58	$(0.25)	$(2.87)	$—	$(3.12)
Period from 12/6/2023[i] to 8/31/2024	$41.86	$0.27	$10.51	$10.78	$(0.24)	$(3.81)	$—	$(4.05)

Real Estate Fund
Trust Class
8/31/2025	$14.73	$0.26	$(0.82)	$(0.56)	$(0.26)	$—	$(0.02)	$(0.28)
8/31/2024	$12.33	$0.29	$2.38	$2.67	$(0.27)	$—	$—	$(0.27)
8/31/2023	$15.47	$0.31	$(1.87)	$(1.56)	$(0.27)	$(1.31)	$—	$(1.58)
8/31/2022	$18.10	$0.14	$(2.01)	$(1.87)	$(0.16)	$(0.60)	$—	$(0.76)
8/31/2021	$13.76	$0.21	$4.41	$4.62	$(0.20)	$(0.08)	$—	$(0.28)

Institutional Class
8/31/2025	$14.80	$0.28	$(0.82)	$(0.54)	$(0.29)	$—	$(0.02)	$(0.31)
8/31/2024	$12.38	$0.31	$2.41	$2.72	$(0.30)	$—	$—	$(0.30)
8/31/2023	$15.52	$0.34	$(1.87)	$(1.53)	$(0.30)	$(1.31)	$—	$(1.61)
8/31/2022	$18.17	$0.17	$(2.03)	$(1.86)	$(0.19)	$(0.60)	$—	$(0.79)
8/31/2021	$13.81	$0.20	$4.47	$4.67	$(0.23)	$(0.08)	$—	$(0.31)

Class A
8/31/2025	$14.74	$0.23	$(0.82)	$(0.59)	$(0.24)	$—	$(0.02)	$(0.26)
8/31/2024	$12.33	$0.27	$2.39	$2.66	$(0.25)	$—	$—	$(0.25)
8/31/2023	$15.47	$0.28	$(1.86)	$(1.58)	$(0.25)	$(1.31)	$—	$(1.56)
8/31/2022	$18.10	$0.11	$(2.01)	$(1.90)	$(0.13)	$(0.60)	$—	$(0.73)
8/31/2021	$13.76	$0.18	$4.41	$4.59	$(0.17)	$(0.08)	$—	$(0.25)

See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$52.17	14.48%	$15.8	1.30%	1.30%	(0.46)%	10%
$48.19	31.01%	$17.2	1.32%	1.32%	(0.39)%	8%
$40.34	14.22%	$16.0	1.32%	1.32%	(0.08)%	20%
$38.84	(14.08)%	$18.6	1.30%	1.30%	(0.05)%	14%
$49.82	33.87%	$23.8	1.29%	1.29%	(0.03)%	16%

$52.78	15.30%	$128.0	0.59%	0.59%	0.25%	10%
$48.45	31.96%	$114.1	0.61%	0.61%	0.32%	8%
$40.45	15.03%	$111.1	0.60%	0.60%	0.64%	20%
$38.80	(13.47)%	$174.4	0.58%	0.58%	0.66%	14%
$49.79	34.82%	$264.3	0.57%	0.57%	0.68%	16%

$53.05	15.94%	$40.7	0.53%	0.05%	0.80%	10%
$48.59	28.02%[k]	$27.0	0.57%[j]	0.08%[j]	0.84%[j]	8%[l]

$13.89	(3.84)%	$68.9	1.39%	1.04%	1.80%	57%
$14.73	22.09%	$92.2	1.39%	1.04%	2.26%	53%
$12.33	(10.02)%	$92.1	1.39%	1.04%	2.35%	38%
$15.47	(10.87)%	$127.4	1.37%	1.04%	0.80%	37%
$18.10	34.12%	$149.8	1.38%	1.04%	1.37%	22%

$13.95	(3.70)%	$379.9	1.03%	0.85%	1.98%	57%
$14.80	22.39%	$422.6	1.03%	0.85%	2.45%	53%
$12.38	(9.81)%	$450.0	1.03%	0.85%	2.56%	38%
$15.52	(10.76)%	$738.1	1.01%	0.85%	0.99%	37%
$18.17	34.40%	$706.9	1.02%	0.85%	1.32%	22%

$13.89	(4.05)%	$51.1	1.40%	1.21%	1.62%	57%
$14.74	21.96%	$58.4	1.40%	1.21%	2.09%	53%
$12.33	(10.18)%	$58.8	1.40%	1.21%	2.16%	38%
$15.47	(11.02)%	$78.4	1.38%	1.21%	0.62%	37%
$18.10	33.89%	$84.6	1.39%	1.21%	1.18%	22%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Real Estate Fund (cont’d)
Class C
8/31/2025	$14.80	$0.13	$(0.83)	$(0.70)	$(0.12)	$—	$(0.02)	$(0.14)
8/31/2024	$12.38	$0.17	$2.40	$2.57	$(0.15)	$—	$—	$(0.15)
8/31/2023	$15.51	$0.19	$(1.87)	$(1.68)	$(0.14)	$(1.31)	$—	$(1.45)
8/31/2022	$18.15	$(0.02)	$(2.02)	$(2.04)	$(0.00)	$(0.60)	$—	$(0.60)
8/31/2021	$13.79	$0.08	$4.42	$4.50	$(0.06)	$(0.08)	$—	$(0.14)

Class R3
8/31/2025	$14.70	$0.20	$(0.82)	$(0.62)	$(0.20)	$—	$(0.02)	$(0.22)
8/31/2024	$12.31	$0.23	$2.38	$2.61	$(0.22)	$—	$—	$(0.22)
8/31/2023	$15.44	$0.25	$(1.85)	$(1.60)	$(0.22)	$(1.31)	$—	$(1.53)
8/31/2022	$18.06	$0.06	$(2.00)	$(1.94)	$(0.08)	$(0.60)	$—	$(0.68)
8/31/2021	$13.73	$0.15	$4.40	$4.55	$(0.14)	$(0.08)	$—	$(0.22)

Class R6
8/31/2025	$14.78	$0.30	$(0.81)	$(0.51)	$(0.31)	$—	$(0.02)	$(0.33)
8/31/2024	$12.37	$0.32	$2.40	$2.72	$(0.31)	$—	$—	$(0.31)
8/31/2023	$15.52	$0.34	$(1.86)	$(1.52)	$(0.32)	$(1.31)	$—	$(1.63)
8/31/2022	$18.16	$0.19	$(2.02)	$(1.83)	$(0.21)	$(0.60)	$—	$(0.81)
8/31/2021	$13.81	$0.24	$4.43	$4.67	$(0.24)	$(0.08)	$—	$(0.32)

Class E
8/31/2025	$14.79	$0.39	$(0.81)	$(0.42)	$(0.40)	$—	$(0.02)	$(0.42)
8/31/2024	$12.38	$0.41	$2.40	$2.81	$(0.40)	$—	$—	$(0.40)
8/31/2023	$15.53	$0.43	$(1.86)	$(1.43)	$(0.41)	$(1.31)	$—	$(1.72)
Period from 1/11/2022[i] to 8/31/2022	$18.24	$0.11	$(2.60)	$(2.49)	$(0.12)	$(0.10)	$—	$(0.22)

Small Cap Growth Fund
Investor Class
8/31/2025	$50.37	$(0.22)	$0.91	$0.69	$—	$(0.23)	$—	$(0.23)
8/31/2024	$38.48	$(0.22)	$12.11	$11.89	$—	$—	$—	$—
8/31/2023	$37.93	$(0.18)	$0.73	$0.55	$—	$—	$—	$—
8/31/2022	$56.71	$(0.28)	$(9.57)	$(9.85)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o]	$44.81	$(0.45)	$12.93	$12.48	$—	$(0.58)	$—	$(0.58)

Trust Class
8/31/2025	$49.97	$(0.34)	$0.90	$0.56	$—	$(0.23)	$—	$(0.23)
8/31/2024	$38.27	$(0.32)	$12.02	$11.70	$—	$—	$—	$—
8/31/2023	$37.81	$(0.27)	$0.73	$0.46	$—	$—	$—	$—
8/31/2022	$56.68	$(0.39)	$(9.55)	$(9.94)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.87	$(0.56)	$12.95	$12.39	$—	$(0.58)	$—	$(0.58)

See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$13.96	(4.73)%	$5.5	2.16%	1.96%	0.88%	57%
$14.80	21.01%	$7.6	2.16%	1.96%	1.34%	53%
$12.38	(10.84)%	$8.1	2.16%	1.96%	1.42%	38%
$15.51	(11.72)%	$10.6	2.14%	1.96%	(0.13)%	37%
$18.15	32.94%	$11.2	2.15%	1.96%	0.56%	22%

$13.86	(4.24)%	$12.0	1.66%	1.46%	1.38%	57%
$14.70	21.55%	$15.1	1.66%	1.46%	1.81%	53%
$12.31	(10.37)%	$13.7	1.66%	1.46%	1.92%	38%
$15.44	(11.23)%	$16.9	1.63%	1.46%	0.36%	37%
$18.06	33.55%	$20.3	1.64%	1.46%	0.98%	22%

$13.94	(3.53)%	$146.3	0.93%	0.75%	2.09%	57%
$14.78	22.46%	$161.2	0.93%	0.75%	2.53%	53%
$12.37	(9.76)%	$152.7	0.94%	0.75%	2.60%	38%
$15.52	(10.62)%	$146.9	0.92%	0.75%	1.10%	37%
$18.16	34.45%	$167.9	0.93%	0.75%	1.59%	22%

$13.95	(2.88)%	$17.1	0.88%	0.08%	2.76%	57%
$14.79	23.28%	$19.3	0.88%	0.08%	3.20%	53%
$12.38	(9.10)%	$16.1	0.88%	0.08%	3.30%	38%
$15.53	(13.67)%	$19.0	0.88%[j]	0.08%[j]	1.00%[j]	37%[l]

$50.83	1.35%	$67.2	1.30%	1.01%	(0.45)%	150%
$50.37	30.90%	$71.7	1.33%	1.01%	(0.52)%	131%
$38.48	1.45%	$59.7	1.32%	1.01%	(0.49)%	129%
$37.93	(19.94)%	$62.8	1.32%	1.01%	(0.63)%	121%
$56.71	27.95%	$85.7	1.28%	1.07%	(0.85)%	127%

$50.30	1.10%	$4.0	1.47%	1.25%	(0.69)%	150%
$49.97	30.57%	$4.4	1.50%	1.25%	(0.76)%	131%
$38.27	1.22%	$3.5	1.50%	1.25%	(0.73)%	129%
$37.81	(20.14)%	$3.9	1.49%	1.25%	(0.87)%	121%
$56.68	27.70%	$5.4	1.47%	1.27%	(1.04)%	127%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Small Cap Growth Fund (cont’d)
Advisor Class
8/31/2025	$49.72	$(0.41)	$0.89	$0.48	$—	$(0.23)	$—	$(0.23)
8/31/2024	$38.14	$(0.38)	$11.96	$11.58	$—	$—	$—	$—
8/31/2023	$37.73	$(0.33)	$0.74	$0.41	$—	$—	$—	$—
8/31/2022	$56.66	$(0.46)	$(9.54)	$(10.00)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.93	$(0.64)	$12.95	$12.31	$—	$(0.58)	$—	$(0.58)

Institutional Class
8/31/2025	$50.56	$(0.17)	$0.92	$0.75	$—	$(0.23)	$—	$(0.23)
8/31/2024	$38.59	$(0.17)	$12.14	$11.97	$—	$—	$—	$—
8/31/2023	$37.99	$(0.14)	$0.74	$0.60	$—	$—	$—	$—
8/31/2022	$56.73	$(0.24)	$(9.57)	$(9.81)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.74	$(0.36)	$12.93	$12.57	$—	$(0.58)	$—	$(0.58)

Class A
8/31/2025	$49.96	$(0.34)	$0.89	$0.55	$—	$(0.23)	$—	$(0.23)
8/31/2024	$38.27	$(0.32)	$12.01	$11.69	$—	$—	$—	$—
8/31/2023	$37.81	$(0.27)	$0.73	$0.46	$—	$—	$—	$—
8/31/2022	$56.68	$(0.39)	$(9.55)	$(9.94)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.88	$(0.56)	$12.94	$12.38	$—	$(0.58)	$—	$(0.58)

Class C
8/31/2025	$48.72	$(0.68)	$0.85	$0.17	$—	$(0.23)	$—	$(0.23)
8/31/2024	$37.60	$(0.62)	$11.74	$11.12	$—	$—	$—	$—
8/31/2023	$37.43	$(0.54)	$0.71	$0.17	$—	$—	$—	$—
8/31/2022	$56.58	$(0.73)	$(9.49)	$(10.22)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$45.14	$(0.97)	$12.99	$12.02	$—	$(0.58)	$—	$(0.58)

Class R3
8/31/2025	$49.55	$(0.45)	$0.87	$0.42	$—	$(0.23)	$—	$(0.23)
8/31/2024	$38.05	$(0.42)	$11.92	$11.50	$—	$—	$—	$—
8/31/2023	$37.68	$(0.36)	$0.73	$0.37	$—	$—	$—	$—
8/31/2022	$56.65	$(0.50)	$(9.54)	$(10.04)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.97	$(0.70)	$12.96	$12.26	$—	$(0.58)	$—	$(0.58)

See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$49.97	0.94%	$1.4	1.65%	1.40%	(0.85)%	150%
$49.72	30.36%	$1.8	1.67%	1.40%	(0.91)%	131%
$38.14	1.09%	$1.9	1.67%	1.40%	(0.88)%	129%
$37.73	(20.26)%	$2.6	1.64%	1.40%	(1.02)%	121%
$56.66	27.50%	$3.9	1.63%	1.42%	(1.19)%	127%

$51.08	1.46%	$221.3	1.10%	0.90%	(0.34)%	150%
$50.56	31.02%	$195.2	1.12%	0.90%	(0.40)%	131%
$38.59	1.58%	$156.2	1.13%	0.90%	(0.38)%	129%
$37.99	(19.86)%	$146.5	1.13%	0.90%	(0.53)%	121%
$56.73	28.18%	$235.8	1.09%	0.90%	(0.68)%	127%

$50.28	1.08%	$20.2	1.50%	1.26%	(0.70)%	150%
$49.96	30.55%	$21.1	1.52%	1.26%	(0.77)%	131%
$38.27	1.22%	$16.9	1.53%	1.26%	(0.73)%	129%
$37.81	(20.14)%	$18.2	1.53%	1.26%	(0.88)%	121%
$56.68	27.69%	$26.5	1.49%	1.26%	(1.04)%	127%

$48.66	0.33%	$6.3	2.21%	2.01%	(1.45)%	150%
$48.72	29.57%	$6.3	2.24%	2.01%	(1.51)%	131%
$37.60	0.45%	$4.3	2.24%	2.01%	(1.49)%	129%
$37.43	(20.74)%	$4.2	2.25%	2.01%	(1.64)%	121%
$56.58	26.75%	$6.6	2.21%	2.01%	(1.79)%	127%

$49.74	0.83%	$16.6	1.73%	1.51%	(0.95)%	150%
$49.55	30.22%	$10.6	1.76%	1.51%	(1.02)%	131%
$38.05	0.98%	$8.4	1.76%	1.51%	(0.99)%	129%
$37.68	(20.35)%	$5.4	1.77%	1.51%	(1.13)%	121%
$56.65	27.38%	$6.0	1.74%	1.51%	(1.29)%	127%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Small Cap Growth Fund (cont’d)
Class R6
8/31/2025	$50.73	$(0.12)	$0.92	$0.80	$—	$(0.23)	$—	$(0.23)
8/31/2024	$38.68	$(0.13)	$12.18	$12.05	$—	$—	$—	$—
8/31/2023	$38.04	$(0.10)	$0.74	$0.64	$—	$—	$—	$—
8/31/2022	$56.74	$(0.18)	$(9.59)	$(9.77)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.71	$(0.31)	$12.92	$12.61	$—	$(0.58)	$—	$(0.58)

U.S. Equity Impact Fund
Institutional Class
8/31/2025	$12.59	$0.03	$0.37	$0.40	$(0.03)	$—	$—	$(0.03)
8/31/2024	$10.05	$0.03	$2.54	$2.57	$(0.03)	$—	$—	$(0.03)
8/31/2023	$8.85	$0.04	$1.17	$1.21	$(0.01)	$—	$—	$(0.01)
8/31/2022	$11.35	$0.01	$(2.50)	$(2.49)	$(0.00)	$(0.01)	$—	$(0.01)
Period from 3/23/2021[i] to 8/31/2021	$10.00	$(0.01)	$1.36	$1.35	$—	$—	$—	$—

Class A
8/31/2025	$12.48	$(0.02)	$0.37	$0.35	$—	$—	$—	$—
8/31/2024	$9.97	$(0.01)	$2.53	$2.52	$(0.01)	$—	$—	$(0.01)
8/31/2023	$8.80	$0.01	$1.17	$1.18	$(0.01)	$—	$—	$(0.01)
8/31/2022	$11.33	$(0.03)	$(2.49)	$(2.52)	$—	$(0.01)	$—	$(0.01)
Period from 3/23/2021[i] to 8/31/2021	$10.00	$(0.02)	$1.35	$1.33	$—	$—	$—	$—

Class C
8/31/2025	$12.18	$(0.10)	$0.35	$0.25	$—	$—	$—	$—
8/31/2024	$9.80	$(0.09)	$2.47	$2.38	$—	$—	$—	$—
8/31/2023	$8.71	$(0.06)	$1.15	$1.09	$—	$—	$—	$—
8/31/2022	$11.29	$(0.10)	$(2.47)	$(2.57)	$—	$(0.01)	$—	$(0.01)
Period from 3/23/2021[i] to 8/31/2021	$10.00	$(0.06)	$1.35	$1.29	$—	$—	$—	$—

See Notes to Financial Highlights

Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$51.30	1.56%	$125.8	1.00%	0.80%	(0.23)%	150%
$50.73	31.15%	$102.1	1.03%	0.80%	(0.31)%	131%
$38.68	1.68%	$89.0	1.03%	0.80%	(0.27)%	129%
$38.04	(19.78)%	$77.7	1.05%	0.80%	(0.42)%	121%
$56.74	28.29%	$53.1	0.99%	0.80%	(0.58)%	127%

$12.96	3.16%	$14.1	2.88%	0.90%	0.24%	16%
$12.59	25.69%	$13.9	3.15%	0.90%	0.29%	16%
$10.05	13.72%	$10.9	4.43%	0.90%	0.43%	13%
$8.85	(21.95)%	$5.9	5.26%	0.90%	0.13%	28%
$11.35	13.50%[k]	$6.1	6.59%[j,r]	0.90%[j,r]	(0.19)%[j,r]	7%[k]

$12.83	2.80%	$0.2	3.46%	1.26%	(0.13)%	16%
$12.48	25.29%	$0.2	3.69%	1.26%	(0.06)%	16%
$9.97	13.36%	$0.2	5.09%	1.26%	0.07%	13%
$8.80	(22.28)%	$0.1	5.77%	1.26%	(0.29)%	28%
$11.33	13.30%[k]	$0.2	9.83%[j,r]	1.26%[j,r]	(0.48)%[j,r]	7%[k]

$12.43	2.05%	$0.0	4.35%	2.01%	(0.87)%	16%
$12.18	24.29%	$0.0	4.59%	2.01%	(0.82)%	16%
$9.80	12.51%	$0.0	6.25%	2.01%	(0.69)%	13%
$8.71	(22.80)%	$0.0	6.76%	2.01%	(0.99)%	28%
$11.29	12.90%[k]	$0.0	18.90%[j,r]	2.01%[j,r]	(1.30)%[j,r]	7%[k]

Notes to Financial Highlights Equity Funds

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of each
Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested, but do not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted.
Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

c
Except for the Fund classes listed below, the class action proceeds listed in Note A of the Notes to Financial
Statements, if any, had no impact on the Funds’ total returns for the year ended August 31, 2025. Had the
Fund classes listed below not received class action proceeds in 2025, total return on per share NAV for the year ended August 31, 2025, would have been:

Multi-Cap Opportunities Institutional Class	11.95%
Multi-Cap Opportunities Class A	11.46%
Multi-Cap Opportunities Class C	10.68%
Multi-Cap Opportunities Class E	12.86%

Notes to Financial Highlights Equity Funds   (cont’d)

Except for the Fund classes listed below, the class action proceeds received in 2024, 2023, 2022, and/or
2021, if any, had no impact on the Funds’ total returns for the years ended August 31, 2024, 2023, 2022, and/or 2021. Had the Fund classes listed below not received class action proceeds in 2024, 2023, 2022, and/or 2021, total return based on per share NAV for the years ended August 31, 2024, 2023, 2022, and/or 2021 would have been:

	Year Ended August 31,
	2024	2023	2022	2021
International Equity Investor Class	—	—	—	28.10%
International Equity Trust Class	—	—	—	28.02%
International Equity Institutional Class	—	—	—	28.30%
International Equity Class A	—	—	—	27.90%
International Equity Class C	—	—	—	26.92%
International Equity Class R6	—	—	—	28.42%
International Select Trust Class	—	—	—	27.98%
International Select Institutional Class	—	—	—	28.42%
International Select Class A	—	—	—	28.00%
International Select Class C	—	—	—	26.96%
International Select Class R3	—	—	—	27.59%
International Select Class R6	—	—	—	28.43%
Large Cap Value Investor Class	—	—	—	49.98%
Large Cap Value Trust Class	—	—	—	49.69%
Large Cap Value Advisor Class	—	—	—	49.41%
Large Cap Value Class A	—	—	—	49.63%
Large Cap Value Class R3	—	—	—	49.23%
Mid Cap Intrinsic Value Investor Class	14.66%	3.80%	—	—
Mid Cap Intrinsic Value Trust Class	14.37%	3.57%	—	—
Mid Cap Intrinsic Value Institutional Class	14.76%	3.91%	—	—
Mid Cap Intrinsic Value Class A	14.39%	3.56%	—	—
Mid Cap Intrinsic Value Class C	13.53%	2.76%	—	—
Mid Cap Intrinsic Value Class R3	14.10%	3.23%	—	—
Mid Cap Intrinsic Value Class R6	14.68%	4.03%	—	—
Multi-Cap Opportunities Institutional Class	25.44%	12.26%	(15.17)%	36.16%
Multi-Cap Opportunities Class A	—	11.93%	(15.43)%	—
Multi-Cap Opportunities Class C	24.07%	11.17%	(16.11)%	—
Multi-Cap Opportunities Class E	—	13.37%	(16.37)%	—
Quality Equity Investor Class	31.54%	—	—	—
Quality Equity Trust Class	31.35%	—	—	—
Quality Equity Institutional Class	31.81%	—	—	—
Quality Equity Class A	31.34%	—	—	—
Quality Equity Class C	30.33%	—	—	—
Quality Equity Class R3	30.95%	—	—	—
Quality Equity Class R6	31.91%	—	—	—
Quality Equity Class E	27.96% (1)	—	—	—
Small Cap Growth Investor Class	—	—	—	27.90%
Small Cap Growth Trust Class	—	—	—	27.66%
Small Cap Growth Advisor Class	—	—	—	27.46%
Small Cap Growth Institutional Class	—	—	—	28.16%

Notes to Financial Highlights Equity Funds   (cont’d)

	Year Ended August 31,
	2024	2023	2022	2021
Small Cap Growth Class A	—	—	—	27.64%
Small Cap Growth Class C	—	—	—	26.71%
Small Cap Growth Class R3	—	—	—	27.36%
Small Cap Growth Class R6	—	—	—	28.25%

(1) Not annualized.

d	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
e
Represents the annualized ratio of net expenses to average daily net assets after utilization of the line of credit by Emerging Markets Equity (2024), International Select (2024) and Intrinsic Value (2024) and/or
reimbursement of expenses and/or waiver of a portion of the investment management fee by Management.
Had Emerging Markets Equity, International Select and Intrinsic Value not utilized the line of credit, the annualized ratios of net expenses to average daily net assets would have been:

Year Ended August 31,
2024
Emerging Markets Equity Institutional Class	1.15%
Emerging Markets Equity Class A	1.40%
Emerging Markets Equity Class C	2.15%
Emerging Markets Equity Class R3	1.81%
Emerging Markets Equity Class R6	1.05%
International Select Trust Class	1.15%
International Select Institutional Class	0.80%
International Select Class A	1.16%
International Select Class C	1.91%
International Select Class R3	1.41%
International Select Class R6	0.70%
Intrinsic Value Institutional Class	0.95%
Intrinsic Value Class A	1.31%
Intrinsic Value Class C	2.06%
Intrinsic Value Class R6	0.86%

Notes to Financial Highlights Equity Funds   (cont’d)

f
After repayment of expenses previously reimbursed and/or fees previously waived pursuant to the terms of the contractual expense limitation agreements by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Year Ended August 31,
	2025	2023	2022	2021
Emerging Markets Equity Institutional Class	—	—	—	1.21%
Emerging Markets Equity Class R3	—	—	—	1.90%
Emerging Markets Equity Class R6	—	—	—	1.10%
Focus Institutional Class	0.74%	—	—	0.74%
Focus Class A	—	—	—	1.11%
Intrinsic Value Institutional Class	—	—	0.96%	0.99%
Intrinsic Value Class A	—	1.32%	1.33%	—
Intrinsic Value Class C	—	2.06%	2.07%	2.11%
Intrinsic Value Class R6	—	—	—	0.89%
Large Cap Growth Class R3	—	1.35%	1.34%	—
Large Cap Growth Class R6	0.55%	0.59%	—	—

g	Includes ECJ tax reclaims. Without these, net investment income per share would have been:

	Year Ended August 31,
	2025	2024
Equity Income Institutional Class	$0.29	—
Equity Income Class A	$0.23	—
Equity Income Class C	$0.13	—
Equity Income Class R3	$0.19	—
Equity Income Class E	$0.38	—
International Equity Investor Class	—	$0.18
International Equity Trust Class	—	$0.17
International Equity Institutional Class	—	$0.21
International Equity Class A	—	$0.16
International Equity Class C	—	$0.06
International Equity Class R6	—	$0.23
International Equity Class E	—	$0.31

Notes to Financial Highlights Equity Funds   (cont’d)

Includes ECJ tax reclaims. Without these, the ratio of net investment income to average net assets would have been:

Year Ended August 31,
	2025	2024
Equity Income Institutional Class	2.01%	—
Equity Income Class A	1.65%	—
Equity Income Class C	0.90%	—
Equity Income Class R3	1.38%	—
Equity Income Class E	2.68%	—
International Equity Investor Class	—	1.43%
International Equity Trust Class	—	1.37%
International Equity Institutional Class	—	1.63%
International Equity Class A	—	1.27%
International Equity Class C	—	0.45%
International Equity Class R6	—	1.79%
International Equity Class E	—	2.47%

h	Had the Fund not received ECJ tax reclaim income, the total return based on per share NAV would have been:

Year Ended August 31,
	2025	2024
Equity Income Institutional Class	12.19%	—
Equity Income Class A	11.85%	—
Equity Income Class C	11.00%	—
Equity Income Class R3	11.52%	—
Equity Income Class E	12.93%	—
International Equity Investor Class	—	20.44%
International Equity Trust Class	—	20.39%
International Equity Institutional Class	—	20.66%
International Equity Class A	—	20.31%
International Equity Class C	—	19.30%
International Equity Class R6	—	20.88%
International Equity Class E	—	21.75%

i	The date investment operations commenced.
j	Annualized.
k	Not annualized.
l
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended
August 31, 2024 for Quality Equity and for the year ended August 31, 2022, for Equity Income, Genesis,
International Equity, Large Cap Value, Multi-Cap Opportunities and Real Estate.

m
After the close of business on October 10, 2025, the Funds’ applicable classes underwent a stock split or reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split.

Notes to Financial Highlights Equity Funds   (cont’d)

n	Includes ECJ tax reclaims professional fees. Without these, the ratio of net expenses to average daily net assets would have been:

Year Ended August 31,
2024
International Equity Investor Class	1.07%
International Equity Trust Class	1.13%
International Equity Institutional Class	0.85%
International Equity Class A	1.21%
International Equity Class C	1.96%
International Equity Class R6	0.75%
International Equity Class E	0.06%

o	This information has been audited by a different independent public accounting firm.
p	Consolidated financial highlights. See Note A in the Notes to Consolidated Financial Statements.
q
After the close of business on July 23, 2021, the Funds’ applicable classes underwent a stock split or reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split.

r	Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
Neuberger Berman Equity Funds and the Shareholders of:
Neuberger Berman Dividend Growth Fund
Neuberger Berman Emerging Markets Equity Fund
Neuberger Berman Equity Income Fund
Neuberger Berman Focus Fund
Neuberger Berman Genesis Fund
Neuberger Berman International Equity Fund
Neuberger Berman International Select Fund
Neuberger Berman Intrinsic Value Fund
Neuberger Berman Large Cap Growth Fund
Neuberger Berman Large Cap Value Fund
Neuberger Berman Mid Cap Growth Fund
Neuberger Berman Mid Cap Intrinsic Value Fund
Neuberger Berman Multi-Cap Opportunities Fund
Neuberger Berman Quality Equity Fund
Neuberger Berman Real Estate Fund
Neuberger Berman Small Cap Growth Fund
Neuberger Berman U.S. Equity Impact Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Neuberger Berman Large Cap Growth Fund (one of the series constituting the Neuberger Berman Equity Funds (the "Trust")), including the consolidated schedule of investments, as of August 31, 2025, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the "consolidated financial statements"). We have audited the accompanying statements of assets and liabilities of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Quality Equity Fund (formerly, Neuberger Berman Sustainable Equity Fund), Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund, and Neuberger Berman U.S. Equity Impact Fund (collectively, together with Neuberger Berman Large Cap Growth Fund, referred to as the "Funds") (sixteen of the series constituting the Trust), including the schedules of investments, as of August 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively, together with the consolidated financial statements, referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position, or the consolidated financial position, of each of the Funds (seventeen of the series constituting Neuberger Berman Equity Funds) at August 31, 2025, and the results, or the consolidated results, of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles. The accompanying financial highlights of the Neuberger Berman Intrinsic Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Quality Equity Fund, and Neuberger Berman Small Cap Growth Fund for each of the periods in the year ended August 31, 2021 were audited by another independent registered public accounting firm whose report, dated October 20, 2021, expressed an unqualified opinion on the financial statements containing those financial highlights.
Individual fund constituting Neuberger Berman Equity Funds	Statement of operations	Statements of changes in net assets	Financial highlights
Neuberger Berman Dividend Growth Fund
Neuberger Berman Emerging Markets Equity Fund
Neuberger Berman Equity Income Fund
Neuberger Berman Focus Fund
Neuberger Berman Genesis Fund
Neuberger Berman International Equity Fund
Neuberger Berman International Select Fund
Neuberger Berman Large Cap Growth Fund
Neuberger Berman Large Cap Value Fund
Neuberger Berman Real Estate Fund
	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the five years in the period ended August 31, 2025
Neuberger Berman U.S. Equity Impact Fund	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the four years ended August 31, 2025 and the period from March 23, 2021 (commencement of operations) to August 31, 2021
Neuberger Berman Intrinsic Value Fund
Neuberger Berman Mid Cap Growth Fund
Neuberger Berman Mid Cap Intrinsic Value Fund
Neuberger Berman Multi-Cap Opportunities Fund
Neuberger Berman Quality Equity Fund
Neuberger Berman Small Cap Growth Fund
	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the four years in the period ended August 31, 2025
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Neuberger Berman investment companies since 1954.
Boston, Massachusetts
October 22, 2025

Directory

Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Distributor
Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Shareholder Servicing Agent
SS&C Global Investor & Distribution Solutions, Inc.
801 Pennsylvania Avenue, Suite 219189
Kansas City, MO 64105-1307
For Investor, Trust, Advisor & Institutional Class Shareholders address correspondence to:
Neuberger Berman Funds
PO Box 219189
Kansas City, MO 64121-9189
Shareholder Services 800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
For Class A, Class C, Class R3 and Class R6 Shareholders:
Please contact your investment provider
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Proxy Disclosures - Report of Votes of Shareholders
A Special Meeting of Shareholders of Neuberger Berman Dividend Growth Fund ("Dividend Growth Fund") was held on July 23, 2025. Shareholders voted and approved an Agreement and Plan of Reorganization between Neuberger Berman Equity Funds, on behalf of Dividend Growth Fund, and Neuberger Berman ETF Trust, on behalf of Neuberger Berman Core Equity ETF ("Core Equity ETF"), and the transactions contemplated thereby, including the transfer of all assets of Dividend Growth Fund to, and the assumption of all its liabilities by, Core Equity ETF in exchange solely for shares of Core Equity ETF having an aggregate net asset value equal to the value of the Dividend Growth Fund’s net asset value. There were no changes to any other Funds.
The results of the voting at the meeting were as follows:

Number of Shares
Votes For	Votes Against	Abstentions
2,396,238	1,675	353

Notice to Shareholders
For the fiscal year ended August 31, 2025, each Fund makes the following designation, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as Capital Gains Distributions and Qualified Dividend Income. Complete information regarding each Fund’s Qualified Dividend Income distributions during the calendar year 2025 will be reported in conjunction with Form 1099-DIV.

Fund	Capital Gains Distributions	Qualified Dividend Income
Dividend Growth	$1,745,342	$1,562,241
Emerging Markets Equity	—	3,891,543
Equity Income	58,952,546	25,405,228
Focus	5,735,115	7,795,463
Genesis	413,468,622	98,026,953
International Equity	19,324,541	24,218,526
International Select	2,114,037	4,605,091
Intrinsic Value	18,295,888	14,204,176
Large Cap Growth	173,566,441	—
Large Cap Value	46,350,065	191,791,163
Mid Cap Growth	99,362,951	8,051,485
Mid Cap Intrinsic Value	3,288,669	952,348
Multi-Cap Opportunities	15,338,193	2,637,991
Quality Equity	100,754,855	13,052,455
Real Estate	—	394,775
Small Cap Growth	6,336,347	—
U.S. Equity Impact	—	149,220

This page has been left blank intentionally

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
www.nb.com
Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund’s investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

H0599  10/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There was nothing to report with respect to this item.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable for any series except Dividend Growth Fund. For Dividend Growth Fund, this is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There was nothing to report with respect to this item.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 16. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Alternative Funds’ Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025).

(a)(2)	Not applicable to the Registrant.
(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(4)	Not applicable to the Registrant.
(a)(5)	Not applicable to the Registrant.
(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: October 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: October 29, 2025

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:  October 29, 2025